As filed with the Securities and Exchange Commission on April 21, 2021.
File Nos. 333-96773
811-08306
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 34	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 443	☒
(Check Appropriate Box or Boxes)
Brighthouse Variable Annuity Account B
(Exact Name of Registrant)
Brighthouse Life Insurance Company of NY
(Name of Depositor)
285 Madison Avenue New York, NY 10017
(Address of Depositor's Principal Executive Offices) (Zip Code)
(Depositor's Telephone Number, including Area Code)
(980) 365-7100
(Name and Address of Agent for Service)
Brighthouse Life Insurance Company of NY
c/o CT Corporation System
111 Eighth Avenue, 13th Floor
New York, NY 10011
(212) 894-8940
Copies to:
W. Thomas Conner
Vedder Price
1401 I Street NW, Suite 1100
Washington, DC 2005
Approximate Date of Proposed Public Offering: On April 30, 2021 or as soon thereafter as practicable.
It is proposed that this filing will become effective (check appropriate box):
□	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on April 30, 2021 pursuant to paragraph (b) of Rule 485.
□	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Registered: Individual Variable Annuity Contracts

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B
SUPPLEMENT DATED APRIL 30, 2021 TO THE PROSPECTUSES
DATED APRIL 30, 2021, MAY 1, 2015 AND MAY 1, 2011 (AS SUPPLEMENTED)
For contracts issued on or after December 17, 2007, this supplement describes the Annuity Date provision under the contract offered by the selling firm to which your account representative is associated. This supplement applies to the following variable annuity contracts issued by Brighthouse Life Insurance Company of NY (“we” or “us”): Class VA (offered between June 15, 2001 and October 7, 2011), Class C (offered between September 4, 2001 and October 7, 2011), Class XC, and the 3-year Class L. This supplement provides information in addition to that contained in the prospectuses dated April 30, 2021, May 1, 2015 and May 1, 2011 (as supplemented) for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 305075, Nashville, TN 37230-5075 or call us at (888) 243-1932 to request a free copy.
Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.
Annuity Date
In the “ANNUITY PAYMENTS (THE INCOME PHASE) — Annuity Date” section of the prospectus, replace the second and third paragraphs with the following:
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or ten (10) years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us. However, if you have bought your contract through the selling firm to which your account representative is associated, you cannot extend your Annuity Date to a date beyond age 95 of the Annuitant unless your contract is held through a custodial account, such as an IRA held in a custodial account (see “Other Information — Annuitant” for the definition of Annuitant and permitted changes of the Annuitant).
Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have elected a living benefit rider such as a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit, or the Guaranteed Minimum Accumulation Benefit, and the rider continues in effect at the time of annuitization, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee riders, the Guaranteed Minimum Income Benefit Plus riders, and the GMIB Max I rider) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider. For a Guaranteed Withdrawal Benefit rider where annuitization must occur no later than age 95 of the Annuitant, there are several annuity income options to choose from during the Income Phase of which you should be aware. See “Living Benefits — Description of the Lifetime Withdrawal Guarantee

II — Lifetime Withdrawal Guarantee and Annuitization” and Living Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit — Enhanced Guaranteed Withdrawal Benefit and Annuitization“ in the prospectus.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
Telephone: 888-243-1932
SUPP-MLNY0421
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The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY
and
Brighthouse Variable Annuity Account B
Class VA
(offered between June 15, 2001 and October 7, 2011)
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 65 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 64 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.

BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)*
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)*
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
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Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 100 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................24
Accumulation Phase........................................................17
Accumulation Unit..........................................................24
Annual Benefit Payment......................................65 and 73
Annuitant........................................................................99
Annuity Date..................................................................40
Annuity Options.............................................................41
Annuity Payments...........................................................40
Annuity Service Center......................................................8
Annuity Units..................................................................40
Beneficiary......................................................................99
Benefit Base.....................................................................72
Business Day...................................................................19
Contract Year......................................................18 and 45
Fixed Account.................................................................17
Free Look........................................................................24
Good Order....................................................................97
Guaranteed Accumulation Amount.................................77
Guaranteed Withdrawal Amount....................................73
GWB Withdrawal Rate...................................................73
Income Base........................................................47 and 54
Income Phase..................................................................17
Investment Portfolios......................................................25
Joint Owners...................................................................99
Owner.............................................................................98
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................64
Separate Account............................................................94
Total Guaranteed Withdrawal Amount...........................64
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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account.”)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the free look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g.,
7

a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
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FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charges (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up Death Benefit	0.20%

Total Separate Account Annual Expenses Including Charge for Optional Death Benefit	1.50%

Note 1. An Account Fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2003 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Max I and GMIB Plus III — maximum charge	1.50%
GMIB Max I and GMIB Plus III — current charge	1.00%

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.95%

GMIB I	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. Certain charges and expenses may not apply during the Income Phase of the contract. Additionally, charges for riders may vary depending on your contract issue date and the specific benefits elected. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Max I, GMIB Plus III and GMIB Plus I rider charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up or Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	0.64%	0.25%	0.22%	0.02%	1.13%	0.12%	1.01%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AB International Bond Portfolio	0.51%	0.25%	0.06%	—	0.82%	—	0.82%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Growth Portfolio	0.32%	0.55%	0.05%	—	0.92%	—	0.92%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Eaton Vance Floating Rate Portfolio	0.60%	0.25%	0.09%	—	0.94%	0.01%	0.93%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Harris Oakmark International Portfolio	0.77%	0.25%	0.04%	—	1.06%	0.05%	1.01%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Core Bond Portfolio	0.55%	0.25%	0.03%	—	0.83%	0.14%	0.69%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Global Allocation Portfolio	0.70%	0.25%	0.09%	—	1.04%	0.01%	1.03%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Emerging Markets Enhanced Index Portfolio	0.54%	0.25%	0.14%	0.05%	0.98%	—	0.98%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Wells Capital Management Mid Cap Value Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	0.25%	0.03%	—	0.97%	0.09%	0.88%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Artisan Mid Cap Value Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.08%	1.03%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Frontier Mid Cap Growth Portfolio	0.71%	0.25%	0.04%	—	1.00%	0.02%	0.98%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Mid Cap Stock Index Portfolio	0.25%	0.30%	0.06%	0.01%	0.62%	—	0.62%
MetLife MSCI EAFE® Index Portfolio	0.30%	0.30%	0.08%	0.01%	0.69%	—	0.69%
MetLife Russell 2000® Index Portfolio	0.25%	0.30%	0.07%	0.01%	0.63%	—	0.63%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Western Asset Management U.S. Government Portfolio	0.48%	0.25%	0.03%	—	0.76%	0.03%	0.73%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,189	$1,976	$2,785	$5,097
minimum	$1,113	$1,752	$2,420	$4,409

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$489	$1,436	$2,425	$5,097
minimum	$413	$1,212	$2,060	$4,409

Chart 2. Chart 2 assumes that you do not select an optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$913	$1,136	$1,363	$2,139

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$213	$596	$1,003	$2,139
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice (a guaranteed account option is available in connection with an Enhanced Dollar Cost Averaging program during the Accumulation Phase, and a fixed Annuity Payment option is available during the Income Phase). All references in this prospectus to investments in or transfers into the Fixed Account shall only apply to contracts issued prior to May 1, 2003.
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
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All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers (“selling firms”). In addition, certain riders may not be available through certain selling firms. You should discuss this with your financial representative.
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
•	Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I.”
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed
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Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the GMIB Max I rider, we will require you to allocate your purchase payments and account value as described below under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I” until the rider terminates.
If you choose the Guaranteed Minimum Income Benefit Plus III (GMIB Plus III), Guaranteed Minimum Income Benefit Plus I (GMIB Plus I), or Lifetime Withdrawal Guarantee II (LWG II) rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under “Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.”
If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying
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us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I
If you elect the GMIB Max I rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:
•	AB Global Dynamic Allocation Portfolio
•	AQR Global Risk Balanced Portfolio
•	BlackRock Global Tactical Strategies Portfolio
•	Brighthouse Balanced Plus Portfolio
•	Invesco Balanced-Risk Allocation Portfolio
•	JPMorgan Global Active Allocation Portfolio
•	MetLife Aggregate Bond Index Portfolio
•	MetLife Multi-Index Targeted Risk Portfolio
•	PanAgora Global Diversified Risk Portfolio
•	Schroders Global Multi-Asset Portfolio
•	Western Asset Management Government Income Portfolio
No other Investment Portfolios are available with the GMIB Max I rider.
The Investment Portfolios listed above (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the
Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max I rider meet your investment objectives and risk tolerance. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect the GMIB Max I rider, you may not participate in the Dollar Cost Averaging (DCA) program.
If a GMIB Max I rider terminates (see the descriptions of the GMIB Max I rider in the “Living Benefits – Guaranteed Income Benefits” section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.
Restrictions on Subsequent Purchase Payments — GMIB Max I. The following subsections describe potential and current restrictions on subsequent Purchase Payments for the GMIB Max I rider. As of the date of this prospectus, only contracts issued with the GMIB Max I rider during the time period specified in the “Current Restrictions on Subsequent Purchase Payments” section below are subject to restrictions on subsequent Purchase Payments.
Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I riders in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account
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Value among the Investment Portfolios listed above under “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I.”
Current Restrictions on Subsequent Purchase Payments. If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.
Restrictions on Subsequent Purchase Payments After Rider Terminates. If the GMIB Max I rider terminates (see “Living Benefits – Guaranteed Income Benefits – Terminating the GMIB Max I Rider”), the restrictions on subsequent Purchase Payments described above will no longer apply.
Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II
Allocation. If you elect the GMIB Plus III or the Lifetime Withdrawal Guarantee II, or if you elected the GMIB Plus I, you must comply with certain investment allocation restrictions.Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Ultra-Short Term Bond Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).
For contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the following Investment Portfolios are also available under option (A): the Brighthouse Asset Allocation 80 Portfolio, American Funds® Growth Allocation Portfolio, and SSGA Growth ETF Portfolio.
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or account value to Platform 1 portfolios and you may allocate up to 85% of
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purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
JPMorgan Core Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Western Asset Management U.S. Government Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
AB International Bond Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Growth Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Harris Oakmark International Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Global Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Platform 3
Brighthouse/Artisan Mid Cap Value Portfolio
Frontier Mid Cap Growth Portfolio
MetLife Mid Cap Stock Index Portfolio
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Wells Capital Management Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
MetLife Russell 2000® Index Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).
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We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the MetLife Stock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
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Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to
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any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 64 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
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(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser.
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance,
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and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:
BlackRock Global Allocation V.I. Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)*
AB International Bond Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Growth Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)*
BlackRock Global Tactical Strategies Portfolio (Class B)*
BlackRock High Yield Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)*
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Brighthouse/Templeton International Bond Portfolio (Class B)#
Clarion Global Real Estate Portfolio (Class B)
Harris Oakmark International Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)*
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Core Bond Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)*
Loomis Sayles Global Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)*
MFS® Research International Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)*
PIMCO Inflation Protected Bond Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)*
SSGA Emerging Markets Enhanced Index Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Wells Capital Management Mid Cap Value Portfolio (Class B)
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Western Asset Management Government Income Portfolio (Class B)*
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class B)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Frontier Mid Cap Growth Portfolio (Class B)
Jennison Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)*
MetLife Mid Cap Stock Index Portfolio (Class G)
MetLife MSCI EAFE® Index Portfolio (Class G)
MetLife Russell 2000® Index Portfolio (Class G)
MetLife Stock Index Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Western Asset Management U.S. Government Portfolio (Class B)
* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging
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a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios
(including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed
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Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment
Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
AB International Bond Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Global Allocation V.I. Fund
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Eaton Vance Floating Rate Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Harris Oakmark International Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
SSGA Emerging Markets Enhanced Index Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
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Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost
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investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or BlackRock Ultra-Short Term Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Max I, GMIB Plus III, GMIB Plus I, Lifetime Withdrawal Guarantee II, or GMAB rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and
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thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Loomis Sayles Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of
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the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Loomis Sayles Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as
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well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charge. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income
Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 86th birthday (for GMIB I) or 91st birthday (for GMIB Max I, GMIB Plus III or GMIB Plus I); or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I, GMIB Plus III, and GMIB Max I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For versions of the GMIB rider with an Optional Step-Up feature (GMIB Max I, GMIB Plus III, GMIB Plus I), the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
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If you selected the GMIB Max I or GMIB Plus III rider, the rider charge is 1.00% of the Income Base. For contracts issued before May 1, 2011 for which the GMIB Plus III was elected, the rider charge equals 0.95% of the Income Base.
If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB I rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See “Death Benefit.”)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime
Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you make a full withdrawal (surrender) of your Account Value, you apply all of your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an
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Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximim Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximim Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximim Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximim Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed
Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
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Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal
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to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change,
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it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Max I, GMIB Plus, or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the Guaranteed Minimum Accumulation Benefit rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity
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Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be
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the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of
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Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB or GMAB rider charge.
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Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or
Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the
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systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below.
Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders — guaranteed income benefits and guaranteed withdrawal benefits:
Guaranteed Income Benefits
•	GMIB Max I
•	Guaranteed Minimum Income Benefit Plus III (GMIB Plus III)
•	Guaranteed Minimum Income Benefit Plus I (GMIB Plus I)
•	Guaranteed Minimum Income Benefit I (GMIB I)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee II (LWG II)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your
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spouse are at least age 59 1⁄2), even after the entire amount of Purchase Payments has been returned.
Guaranteed Asset Accumulation Benefit
The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you selected at contract issue.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are four different versions of the GMIB under this contract: GMIB Max I, GMIB Plus III, GMIB Plus I, and GMIB I.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About the Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Max I and GMIB Plus III in contracts issued on or after May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. For GMIB Plus III and GMIB Plus I in contracts issued after May 1, 2009 and prior to May 1, 2011, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
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Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB I and Qualified Contracts. The GMIB Plus I and GMIB I riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB I rider in connection with a Qualified Contract.
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Max I
The GMIB Max I rider is no longer available for purchase. The GMIB Max I rider is available only for Owners up through age 78, and you can only elect the GMIB Max I at the time you purchase the contract. The GMIB Max I rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount is limited to 275% of the greater of: (a) your Purchase Payments or
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(b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 275% of the new, higher Annual Increase Amount, if it is greater than 275% of your Purchase Payments.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    6%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 6% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the
Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Operation of the GMIB – Income Base”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 6% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal
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multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be Beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase
Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other
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method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
Each Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a percentage (275%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Max I investment allocation restrictions, see “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I.”
If you elect the GMIB Max I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
If you elect the GMIB Max I rider, you must allocate 100% of your Purchase Payments and Account Value among the Investment Portfolios listed in “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I” and you will not be able to allocate Purchase Payments or Account Value to the BlackRock Ultra-Short Term Bond Portfolio.
The Investment Portfolios listed in “Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I” (other than the MetLife Aggregate Bond Index Portfolio and the Western Asset Management Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max I rider. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max I rider is not selected may offer the potential for higher returns. Before you select the GMIB Max I rider, you and your financial representative should carefully consider whether the investment options available with the rider meet your investment objectives and risk tolerance.
If the GMIB Max I rider terminates (see “Terminating the GMIB Max I Rider”), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.
Potential Restrictions on Subsequent Purchase Payments. In the future, we may choose not to permit Owners of existing contracts with the GMIB Max I rider to make subsequent Purchase Payments if: (a) the GMIB Max I rider is no longer available to new customers, or (b) we make certain changes to the terms of the GMIB Max I rider offered to new customers (for example, if we change the
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GMIB Max I rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with the GMIB Max I rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed under “Purchase — Investment Allocation and Other Purchase Payment Restrictions for GMIB Max I.”
Current Restrictions on Subsequent Purchase Payments.
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center before the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.
•	If we received your application and necessary information, in Good Order, at our Annuity Service Center after the close of the New York Stock Exchange on September 23, 2011, and you elected the GMIB Max I, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on February 24, 2012. However, we will accept a subsequent Purchase Payment received after February 24, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Annuity Service Center in Good Order, before the close of the New York Stock Exchange on February 24, 2012.
Restrictions on Subsequent Purchase Payments After Rider Terminates. If the GMIB Max I rider terminates (see “Terminating the GMIB Max I Rider” below), the restrictions on subsequent Purchase Payments described above will no longer apply.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Max I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
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The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Max I rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue. The investment allocation restrictions and subsequent Purchase Payment restrictions described above will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.
Exercising the GMIB Max I Rider. If you exercise the GMIB Max I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor Annuity Option is only available if the youngest Annuitant's attained age is 35 or older.
These options are described in the contract and the GMIB Max I rider.
The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with
10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Max I, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Max I produces is less than the amount of annuity income that would be provided by applying contract value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Max I payout rates are enhanced under the following circumstances.
If you select the GMIB Max I rider and if:
•	your contract was issued on or after your 59th birthday;
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
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then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
Alternatively, if you select the GMIB Max I rider and if:
•	your contract was issued on or after your 65th birthday;
•	you take no withdrawals prior to age 70;
•	your Account Value is fully withdrawn or decreases to zero at or after your 70th birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Max I rider will equal or exceed 6% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Max I rider. If the the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Max I rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Max I, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Max I Rider. Except as otherwise provided in the GMIB Max I rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Max I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
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When the GMIB Max I rider terminates, the corresponding rider charge terminates and the GMIB Max I investment allocation restrictions and subsequent Purchase Payment restrictions, described above, will no longer apply, and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Max I
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949),
Used with the GMIB Max I rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 6% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 6% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Max I and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 6% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Max I rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Plus III
The GMIB Plus III rider is no longer available for purchase. The GMIB Plus III rider is available only for Owners up through age 78, and you can only elect the GMIB Plus III at the time you purchase the contract. The GMIB Plus III rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally
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by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount is limited to 350% of the greater of: (a) your Purchase Payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new, higher Annual Increase Amount, if it is greater than 350% of your Purchase Payments.
Annual Increase Rate. As noted above, we calculate an Income Base under the GMIB Plus III rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5%; or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB
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Plus III” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the GMIB Plus III rider.
During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
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You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
Each Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a 350% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. For a detailed description of the GMIB Plus III investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I and Lifetime Withdrawal Guarantee II.”
If you elect the GMIB Plus III, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the older Owner is used for determining the birthday. We must receive your request
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to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus III rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus III rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.
Exercising the GMIB Plus III Rider. If you exercise the GMIB Plus III, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor annuity option is only available if the youngest annuitant’s attained age is 35 or older.
These options are described in the contract and the GMIB Plus III rider.
The GMIB Annuity Table is specified in the rider. For GMIB Plus III, this table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus III, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus III produces is
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less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Termination for Low Account Value”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, for the GMIB Plus III rider, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection scale AA and a 10-year age set back with interest of 1.0% per annum. However, the GMIB Plus III payout rates are enhanced under the following circumstances. If:
•	your contract was issued on or after your 57th birthday;
•	you take no withdrawals prior to age 62;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
For contracts issued with the GMIB Plus III rider from July 19, 2010 through April 30, 2011, the following enhanced payout rates apply. If:
•	your contract was issued on or after your 57th birthday;
•	you take no withdrawals prior to age 60;
•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the GMIB Plus III rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB Plus III rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the contract and the GMIB Plus III rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus III, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus III Rider. Except as otherwise provided in the GMIB Plus III rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
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e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus III rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus III rider terminates, the corresponding GMIB Plus III rider charge terminates and the GMIB Plus III investment allocation restrictions, described above, will no longer apply.
Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB Plus III
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the GMIB Plus III rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB Plus III and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB Plus III rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
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For contracts issued before May 1, 2011 with the GMIB Plus III rider, the following differences apply:
(1) The rider charge is 0.95% of the Income Base. The rider charge may increase upon an Optional Step-Up to the lower of: (a) the Maximum Optional Step-Up Charge (1.50%), or (b) the current rate we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
(2) The GMIB Annuity Table is based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3) The Annual Increase Amount is limited to a maximum of 270% of your Purchase Payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(4) Different enhanced payout rates apply (see “Enhanced Payout Rates” above).
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Plus I
GMIB Plus I was available with contracts issued on or before July 16, 2010.
GMIB Plus I is identical to GMIB Plus III, with the following exceptions:
(1)    The GMIB Plus I Income Base and withdrawal adjustments are calculated as described above for GMIB Plus III, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under “Annual Increase Rate” above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the GMIB Plus I rider.
(2)    The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum.
(3)    The Annual Increase Amount is limited to a maximum of 270% of your purchase payments or, if greater, 270% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(4)    The payout rates described above under “Enhanced Payout Rates” do not apply to the GMIB Plus I rider.
(5)    The rider charge for GMIB Plus I is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the following additional differences apply:
(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.
(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.
(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.
(7) Different investment allocation restrictions apply. (See “Purchase — Investment Allocation and Restrictions for Certain Riders.”)
(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
Description of GMIB I
The GMIB I rider is no longer available for sale. GMIB I was available only for owners up through age 75, and you could only elect the GMIB I at the time you purchased the contract. GMIB I may be exercised after a 10 year waiting
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period, up through age 85, within 30 days following a contract anniversary.
The GMIB I rider is otherwise identical to the GMIB Plus I, with the following exceptions:
(1)    The additional charge for GMIB I is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB I income base is calculated as described above for GMIB Plus I, except that:
a.    withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b.    the annual increase rate is 6% per year through the contract anniversary immediately prior to the owner’s 81st birthday and 0% thereafter; and
c.    if total withdrawals in a contract year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total withdrawals in that contract year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed annuity options are the single life annuity with 10 years of annuity payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of annuity payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint annuitants, who are not spouses, is greater than 10 years).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a
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later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1⁄2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, and the Benefit Base (as described below) under the Enhanced GWB and GWB I riders, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any contract year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that you or your beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders). This reduction may be significant and means that return of your purchase payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders) until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee rider) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the account Value (prior to withdrawal charges, if applicable). This could
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result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount
(see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
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•	if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older); and
•	may reset the LWG II rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued prior to December 14, 2009, the second bullet item above is replaced with the following: “if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).”
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual
Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).
For contracts issued prior on or before December 11, 2009, if the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).
If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to
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the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1⁄2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2). Therefore, you will be guaranteed income for life.
•	The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see “Annual Benefit Payment” above).
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate (see “Annual Benefit Payment” above for how the Withdrawal Rate is determined).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal
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reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee II – 2. When Withdrawals Do Exceed the Annual Benefit Payment.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total
Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for Certain Riders.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest
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Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1⁄2 at the time of the first withdrawal.
The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see “Annual Benefit Payment” above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see “6% Compounding Income Amount” below).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for Certain Riders” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
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(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum
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distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
6% Compounding Income Amount. For contracts issued on or before December 11, 2009, if the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed
Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed above), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in
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amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG II rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See “Description of the Lifetime Withdrawal Guarantee II — Annual Benefit Payment” above.)
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner’s 86th birthday.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
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Age and Other Purchase Requirements. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.
Termination. The Lifetime Withdrawal Guarantee I rider will not terminate upon a change of the primary Beneficiary.
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Aggregate Bond Index Portfolio
(p)	the MetLife Multi-Index Targeted Risk Portfolio
(q)	the PanAgora Global Diversified Risk Portfolio
(r)	the Schroders Global Multi-Asset Portfolio
(s)	the SSGA Growth and Income ETF Portfolio
(t)	the SSGA Growth ETF Portfolio
(u)	the Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will
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be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section E of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections F and G of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may
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increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise,
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you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner’s 86th birthday) and at any subsequent contract anniversary prior to the Owner’s 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
(5)    a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of the cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits
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will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
Optional Reset. Starting with the fifth contract anniversary (as long as it is prior to the Owner’s 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a
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30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner’s 86th birthday.
Guaranteed Minimum Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation
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Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed
Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
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In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the
GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with
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historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the
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Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner’s 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your
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Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, including the ability to make Purchase Payments, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
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FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life
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(or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction
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under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
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Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
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The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior
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December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals
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received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any
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remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate
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distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up”
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contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits)
in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the
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participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to
$11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement
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plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that
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we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)
These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution
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arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit
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requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also
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could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
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•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an
Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Additional Information
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	2,435,527.5653
01/01/2013 to 12/31/2013	10.550465	11.551854	2,864,439.0481
01/01/2014 to 12/31/2014	11.551854	12.216082	2,882,292.7986
01/01/2015 to 12/31/2015	12.216082	12.103911	2,888,417.6467
01/01/2016 to 12/31/2016	12.103911	12.352480	2,751,832.5647
01/01/2017 to 12/31/2017	12.352480	13.826296	2,593,610.3014
01/01/2018 to 12/31/2018	13.826296	12.670064	2,329,109.6888
01/01/2019 to 12/31/2019	12.670064	14.737407	2,063,088.1120
01/01/2020 to 12/31/2020	14.737407	15.400964	1,819,990.6201
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995069	10.379373	0.0000
01/01/2020 to 12/31/2020	10.379373	10.672912	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.863326	9.510068	2,334,134.4151
01/01/2012 to 12/31/2012	9.510068	10.635126	2,344,329.0324
01/01/2013 to 12/31/2013	10.635126	12.418392	2,256,489.1365
01/01/2014 to 12/31/2014	12.418392	12.973529	2,337,431.9617
01/01/2015 to 12/31/2015	12.973529	12.690204	2,121,626.0450
01/01/2016 to 12/31/2016	12.690204	13.477601	2,064,825.9976
01/01/2017 to 12/31/2017	13.477601	15.515650	1,873,214.2219
01/01/2018 to 12/31/2018	15.515650	14.624414	1,590,456.0662
01/01/2019 to 12/31/2019	14.624414	17.219797	1,481,017.5199
01/01/2020 to 12/31/2020	17.219797	19.603835	1,359,568.8238
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.381751	8.804928	804,042.7533
01/01/2012 to 12/31/2012	8.804928	10.074643	783,471.6550
01/01/2013 to 12/31/2013	10.074643	12.416587	748,144.0300
01/01/2014 to 12/31/2014	12.416587	13.013058	717,904.3166
01/01/2015 to 12/31/2015	13.013058	12.722429	694,627.7535
01/01/2016 to 12/31/2016	12.722429	13.655813	675,349.5094
01/01/2017 to 12/31/2017	13.655813	16.324795	621,345.0009
01/01/2018 to 12/31/2018	16.324795	15.152691	576,163.7553
01/01/2019 to 12/31/2019	15.152691	18.455313	531,820.8528
01/01/2020 to 12/31/2020	18.455313	21.256914	485,063.5781

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.179570	8.627058	373,500.3512
01/01/2012 to 12/31/2012	8.627058	9.977656	350,388.2327
01/01/2013 to 12/31/2013	9.977656	12.756792	319,422.5472
01/01/2014 to 12/31/2014	12.756792	13.595291	325,089.2396
01/01/2015 to 12/31/2015	13.595291	14.262268	345,559.6184
01/01/2016 to 12/31/2016	14.262268	15.328379	338,886.3420
01/01/2017 to 12/31/2017	15.328379	19.314177	308,334.9024
01/01/2018 to 12/31/2018	19.314177	18.930091	280,937.6217
01/01/2019 to 12/31/2019	18.930091	24.305756	241,718.1687
01/01/2020 to 12/31/2020	24.305756	36.305885	204,984.9108
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.108040	9.976909	1,203,805.4563
01/01/2012 to 12/31/2012	9.976909	10.892841	1,190,691.0061
01/01/2013 to 12/31/2013	10.892841	12.181525	1,114,383.9175
01/01/2014 to 12/31/2014	12.181525	12.731520	1,074,252.9272
01/01/2015 to 12/31/2015	12.731520	12.450914	1,040,900.3102
01/01/2016 to 12/31/2016	12.450914	13.125741	962,222.1619
01/01/2017 to 12/31/2017	13.125741	14.607311	869,628.4824
01/01/2018 to 12/31/2018	14.607311	13.897256	734,327.4224
01/01/2019 to 12/31/2019	13.897256	15.902250	657,866.1830
01/01/2020 to 12/31/2020	15.902250	17.699927	584,185.0335
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	2,779,735.9535
01/01/2013 to 12/31/2013	11.541250	10.983847	3,310,414.5068
01/01/2014 to 12/31/2014	10.983847	11.252874	3,214,887.1324
01/01/2015 to 12/31/2015	11.252874	10.024096	3,057,598.4831
01/01/2016 to 12/31/2016	10.024096	10.759754	2,847,192.0779
01/01/2017 to 12/31/2017	10.759754	11.639043	2,708,251.2725
01/01/2018 to 12/31/2018	11.639043	10.736950	2,442,534.2540
01/01/2019 to 12/31/2019	10.736950	12.683798	2,144,239.0223
01/01/2020 to 12/31/2020	12.683798	12.872350	1,967,073.4374
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	5,035,223.1176
01/01/2013 to 12/31/2013	10.279944	11.170834	5,835,737.7660
01/01/2014 to 12/31/2014	11.170834	11.655534	5,678,206.1149
01/01/2015 to 12/31/2015	11.655534	11.469519	5,623,373.8367
01/01/2016 to 12/31/2016	11.469519	11.799458	5,258,643.8245
01/01/2017 to 12/31/2017	11.799458	13.171261	4,929,075.0659
01/01/2018 to 12/31/2018	13.171261	12.042013	4,525,589.6321
01/01/2019 to 12/31/2019	12.042013	14.309493	3,982,019.1281
01/01/2020 to 12/31/2020	14.309493	14.703524	3,589,528.5683
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.468988	20.637627	61,277.6362
01/01/2012 to 12/31/2012	20.637627	23.691878	65,813.6710
01/01/2013 to 12/31/2013	23.691878	25.517482	75,854.7931
01/01/2014 to 12/31/2014	25.517482	25.965923	93,178.4367
01/01/2015 to 12/31/2015	25.965923	24.544095	83,442.9737
01/01/2016 to 12/31/2016	24.544095	27.558429	71,804.1783
01/01/2017 to 12/31/2017	27.558429	29.255899	68,426.2916
01/01/2018 to 12/31/2018	29.255899	27.989892	64,481.5832
01/01/2019 to 12/31/2019	27.989892	31.668644	51,883.2125
01/01/2020 to 12/31/2020	31.668644	33.537592	52,528.3206

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	807,354.5027
01/01/2012 to 12/31/2012	10.705026	12.310273	816,728.5994
01/01/2013 to 12/31/2013	12.310273	15.705375	809,678.9585
01/01/2014 to 12/31/2014	15.705375	16.258835	758,255.7643
01/01/2015 to 12/31/2015	16.258835	15.695113	738,149.1133
01/01/2016 to 12/31/2016	15.695113	16.849617	697,894.5880
01/01/2017 to 12/31/2017	16.849617	20.406454	617,364.0232
01/01/2018 to 12/31/2018	20.406454	18.077752	583,299.5414
01/01/2019 to 12/31/2019	18.077752	22.702706	480,005.2087
01/01/2020 to 12/31/2020	22.702706	26.593424	424,552.3995
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	4,785,733.5431
01/01/2013 to 12/31/2013	10.447619	11.770200	6,455,358.3348
01/01/2014 to 12/31/2014	11.770200	12.713680	6,667,555.6850
01/01/2015 to 12/31/2015	12.713680	12.012451	6,699,356.9267
01/01/2016 to 12/31/2016	12.012451	12.823491	6,641,879.8477
01/01/2017 to 12/31/2017	12.823491	14.949084	6,409,096.2807
01/01/2018 to 12/31/2018	14.949084	13.641161	5,969,470.8844
01/01/2019 to 12/31/2019	13.641161	16.604842	5,481,647.0323
01/01/2020 to 12/31/2020	16.604842	18.405105	5,109,801.3921
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.613554	15.792798	182,140.1743
01/01/2012 to 12/31/2012	15.792798	18.354655	173,430.5311
01/01/2013 to 12/31/2013	18.354655	23.948419	165,305.4638
01/01/2014 to 12/31/2014	23.948419	23.996560	154,427.0495
01/01/2015 to 12/31/2015	23.996560	22.360751	146,523.0492
01/01/2016 to 12/31/2016	22.360751	28.912816	129,750.7709
01/01/2017 to 12/31/2017	28.912816	31.815907	114,949.1355
01/01/2018 to 12/31/2018	31.815907	26.565372	102,379.5666
01/01/2019 to 12/31/2019	26.565372	33.700705	93,584.4737
01/01/2020 to 12/31/2020	33.700705	33.011825	92,037.8542
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	253,446.5863
01/01/2012 to 12/31/2012	10.023099	11.738767	269,265.7916
01/01/2013 to 12/31/2013	11.738767	10.987975	307,730.0150
01/01/2014 to 12/31/2014	10.987975	10.118507	319,413.1781
01/01/2015 to 12/31/2015	10.118507	8.590973	332,134.1789
01/01/2016 to 12/31/2016	8.590973	9.436499	301,226.8477
01/01/2017 to 12/31/2017	9.436499	11.929904	270,828.7015
01/01/2018 to 12/31/2018	11.929904	10.084773	274,873.9514
01/01/2019 to 12/31/2019	10.084773	11.996011	244,456.4805
01/01/2020 to 12/31/2020	11.996011	15.042847	215,749.2734

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.215799	10.266097	25,492.1766
01/01/2012 to 12/31/2012	10.266097	10.853788	20,081.0644
01/01/2013 to 12/31/2013	10.853788	11.102365	24,336.2689
01/01/2014 to 12/31/2014	11.102365	11.017574	23,951.8818
01/01/2015 to 12/31/2015	11.017574	10.762911	27,381.1664
01/01/2016 to 12/31/2016	10.762911	11.585414	32,501.6380
01/01/2017 to 12/31/2017	11.585414	11.833101	34,385.9232
01/01/2018 to 12/31/2018	11.833101	11.692162	67,101.9794
01/01/2019 to 12/31/2019	11.692162	12.327572	60,195.5937
01/01/2020 to 12/31/2020	12.327572	12.393965	52,826.6539
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	38,823.6175
01/01/2012 to 12/31/2012	9.760397	10.037167	45,689.5567
01/01/2013 to 12/31/2013	10.037167	10.002501	148,534.2394
01/01/2014 to 12/31/2014	10.002501	9.957810	166,574.1275
01/01/2015 to 12/31/2015	9.957810	9.748493	159,261.3184
01/01/2016 to 12/31/2016	9.748493	9.904269	166,999.2261
01/01/2017 to 12/31/2017	9.904269	9.887143	147,318.8532
01/01/2018 to 12/31/2018	9.887143	9.781655	133,219.0040
01/01/2019 to 12/31/2019	9.781655	10.082745	115,696.4291
01/01/2020 to 12/31/2020	10.082745	10.143122	105,649.4337
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.180591	11.959925	40,406.7601
01/01/2012 to 12/31/2012	11.959925	13.464188	40,083.7153
01/01/2013 to 12/31/2013	13.464188	13.401332	37,698.5303
01/01/2014 to 12/31/2014	13.401332	13.352382	38,225.1708
01/01/2015 to 12/31/2015	13.352382	12.606413	36,572.9536
01/01/2016 to 12/31/2016	12.606413	12.527342	37,123.5972
01/01/2017 to 12/31/2017	12.527342	12.358601	38,749.3311
01/01/2018 to 12/31/2018	12.358601	12.295751	31,805.6333
01/01/2019 to 12/31/2019	12.295751	12.254120	33,679.6645
01/01/2020 to 12/31/2020	12.254120	11.358125	36,685.8846
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	109,601.0729
01/01/2012 to 12/31/2012	13.176814	16.353057	103,197.8717
01/01/2013 to 12/31/2013	16.353057	16.680772	107,137.7295
01/01/2014 to 12/31/2014	16.680772	18.612590	205,407.7979
01/01/2015 to 12/31/2015	18.612590	18.078496	185,305.2510
01/01/2016 to 12/31/2016	18.078496	17.964995	162,442.6827
01/01/2017 to 12/31/2017	17.964995	19.599985	147,037.0293
01/01/2018 to 12/31/2018	19.599985	17.637343	132,687.3898
01/01/2019 to 12/31/2019	17.637343	21.685526	113,572.6508
01/01/2020 to 12/31/2020	21.685526	20.290007	114,746.8061

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.798205	16.723543	243,406.8375
01/01/2012 to 12/31/2012	16.723543	21.292247	239,031.5056
01/01/2013 to 12/31/2013	21.292247	27.370640	224,663.1016
01/01/2014 to 12/31/2014	27.370640	25.401962	237,544.7990
01/01/2015 to 12/31/2015	25.401962	23.892177	219,242.6965
01/01/2016 to 12/31/2016	23.892177	25.461206	212,000.0254
01/01/2017 to 12/31/2017	25.461206	32.715610	188,093.0980
01/01/2018 to 12/31/2018	32.715610	24.500310	186,920.4278
01/01/2019 to 12/31/2019	24.500310	30.053293	174,694.7824
01/01/2020 to 12/31/2020	30.053293	31.119962	168,616.1156
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	6,434,367.1040
01/01/2013 to 12/31/2013	1.047269	1.050877	10,064,819.5715
01/01/2014 to 12/31/2014	1.050877	1.093005	9,324,329.0080
01/01/2015 to 12/31/2015	1.093005	1.031456	9,147,680.9287
01/01/2016 to 12/31/2016	1.031456	1.135152	8,710,255.1494
01/01/2017 to 12/31/2017	1.135152	1.230132	8,456,397.0673
01/01/2018 to 12/31/2018	1.230132	1.133743	7,510,058.1083
01/01/2019 to 12/31/2019	1.133743	1.287519	6,819,167.0292
01/01/2020 to 12/31/2020	1.287519	1.396860	6,053,810.6860
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	254,576.1406
01/01/2012 to 12/31/2012	9.942277	11.607402	244,812.1339
01/01/2013 to 12/31/2013	11.607402	15.481667	226,255.4072
01/01/2014 to 12/31/2014	15.481667	16.671405	503,309.2300
01/01/2015 to 12/31/2015	16.671405	15.442562	499,490.7533
01/01/2016 to 12/31/2016	15.442562	17.844135	477,407.4663
01/01/2017 to 12/31/2017	17.844135	20.747096	418,143.9232
01/01/2018 to 12/31/2018	20.747096	17.952416	348,903.2994
01/01/2019 to 12/31/2019	17.952416	22.098580	304,387.9007
01/01/2020 to 12/31/2020	22.098580	21.658531	305,947.4789
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.782371	15.379785	119,155.9816
01/01/2012 to 12/31/2012	15.379785	17.911571	119,859.2900
01/01/2013 to 12/31/2013	17.911571	24.734051	113,840.9996
01/01/2014 to 12/31/2014	24.734051	26.293351	104,921.4460
01/01/2015 to 12/31/2015	26.293351	25.459025	106,694.7334
01/01/2016 to 12/31/2016	25.459025	27.947803	105,689.9378
01/01/2017 to 12/31/2017	27.947803	34.507567	94,950.8674
01/01/2018 to 12/31/2018	34.507567	30.915524	87,175.7452
01/01/2019 to 12/31/2019	30.915524	37.889106	81,191.3021
01/01/2020 to 12/31/2020	37.889106	58.510291	68,147.9539
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.176886	10.624777	196,710.0482
01/01/2014 to 12/31/2014	10.624777	10.999554	225,359.1216
01/01/2015 to 12/31/2015	10.999554	10.888122	209,926.8096
01/01/2016 to 12/31/2016	10.888122	10.965199	189,912.2371
01/01/2017 to 12/31/2017	10.965199	11.160121	204,078.1941
01/01/2018 to 12/31/2018	11.160121	10.995431	183,892.5508
01/01/2019 to 12/31/2019	10.995431	11.721527	198,508.3716
01/01/2020 to 12/31/2020	11.721527	12.457860	202,036.9010

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.328102	10.763731	173,019.7877
01/01/2012 to 12/31/2012	10.763731	11.123879	184,075.2260
01/01/2013 to 04/26/2013	11.123879	11.095140	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	4,675,069.8996
01/01/2013 to 12/31/2013	1.049314	1.147262	10,409,781.7676
01/01/2014 to 12/31/2014	1.147262	1.209021	11,691,916.4694
01/01/2015 to 12/31/2015	1.209021	1.201671	12,187,543.1814
01/01/2016 to 12/31/2016	1.201671	1.218145	11,371,768.8019
01/01/2017 to 12/31/2017	1.218145	1.399956	10,769,095.7256
01/01/2018 to 12/31/2018	1.399956	1.279878	10,089,305.4333
01/01/2019 to 12/31/2019	1.279878	1.474066	9,158,050.8940
01/01/2020 to 12/31/2020	1.474066	1.629594	8,052,740.7647
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	97,949.6271
01/01/2015 to 12/31/2015	1.039690	1.014136	428,181.1237
01/01/2016 to 12/31/2016	1.014136	1.018967	409,205.3225
01/01/2017 to 12/31/2017	1.018967	1.159314	554,677.7000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.982352	12.599813	62,147.5116
01/01/2012 to 12/31/2012	12.599813	14.512719	63,834.7822
01/01/2013 to 12/31/2013	14.512719	16.745433	55,086.0847
01/01/2014 to 12/31/2014	16.745433	17.068072	53,125.0446
01/01/2015 to 12/31/2015	17.068072	17.020383	55,479.0463
01/01/2016 to 12/31/2016	17.020383	17.567967	51,042.8082
01/01/2017 to 12/31/2017	17.567967	21.282442	51,606.8606
01/01/2018 to 12/31/2018	21.282442	19.834334	38,753.2676
01/01/2019 to 12/31/2019	19.834334	24.917210	38,396.8471
01/01/2020 to 12/31/2020	24.917210	28.175120	32,113.4208
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.497853	7.626325	261,982.2299
01/01/2012 to 12/31/2012	7.626325	8.902546	253,292.3439
01/01/2013 to 12/31/2013	8.902546	12.769341	239,093.3155
01/01/2014 to 12/31/2014	12.769341	14.955819	251,126.7588
01/01/2015 to 12/31/2015	14.955819	14.138445	237,924.7523
01/01/2016 to 12/31/2016	14.138445	14.301289	223,030.2552
01/01/2017 to 12/31/2017	14.301289	16.682495	197,101.9115
01/01/2018 to 12/31/2018	16.682495	15.272873	154,765.0456
01/01/2019 to 12/31/2019	15.272873	18.591584	143,352.7391
01/01/2020 to 12/31/2020	18.591584	24.216673	108,660.8381
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	151.076737	137.602439	1,583.7388
01/01/2012 to 12/31/2012	137.602439	166.062051	2,525.2175
01/01/2013 to 12/31/2013	166.062051	210.680814	2,244.4540
01/01/2014 to 04/25/2014	210.680814	219.314268	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	2,277,817.3653
01/01/2014 to 12/31/2014	1.127695	1.213787	4,176,746.7414
01/01/2015 to 12/31/2015	1.213787	1.181225	6,559,425.7666
01/01/2016 to 12/31/2016	1.181225	1.214390	6,888,977.5341
01/01/2017 to 12/31/2017	1.214390	1.382315	6,763,364.4349
01/01/2018 to 12/31/2018	1.382315	1.263787	6,934,003.9376
01/01/2019 to 12/31/2019	1.263787	1.515266	6,744,336.0911
01/01/2020 to 12/31/2020	1.515266	1.590535	5,609,488.1591
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	166,125.8922
01/01/2012 to 12/31/2012	12.663042	14.557637	172,526.6740
01/01/2013 to 12/31/2013	14.557637	17.102618	165,679.9008
01/01/2014 to 12/31/2014	17.102618	15.677116	162,759.5801
01/01/2015 to 12/31/2015	15.677116	15.169757	156,455.2234
01/01/2016 to 12/31/2016	15.169757	14.813093	149,391.6458
01/01/2017 to 12/31/2017	14.813093	18.701869	136,796.2922
01/01/2018 to 12/31/2018	18.701869	15.843512	128,315.1424
01/01/2019 to 12/31/2019	15.843512	20.026848	117,190.6424
01/01/2020 to 12/31/2020	20.026848	22.295847	107,693.5448
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	15,911.0478
01/01/2015 to 12/31/2015	1.034873	0.963629	99,499.8342
01/01/2016 to 12/31/2016	0.963629	1.054874	378,139.1118
01/01/2017 to 12/31/2017	1.054874	1.170129	626,667.3969
01/01/2018 to 12/31/2018	1.170129	1.065107	649,685.9187
01/01/2019 to 12/31/2019	1.065107	1.280025	610,846.3314
01/01/2020 to 12/31/2020	1.280025	1.410312	498,821.1592
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.670777	14.968220	676,730.7900
01/01/2012 to 12/31/2012	14.968220	16.090627	681,811.7099
01/01/2013 to 12/31/2013	16.090627	14.380845	616,854.6891
01/01/2014 to 12/31/2014	14.380845	14.576603	584,751.3200
01/01/2015 to 12/31/2015	14.576603	13.912994	580,920.3181
01/01/2016 to 12/31/2016	13.912994	14.388946	567,892.4233
01/01/2017 to 12/31/2017	14.388946	14.666859	568,191.9955
01/01/2018 to 12/31/2018	14.666859	14.099254	511,016.9065
01/01/2019 to 12/31/2019	14.099254	15.038058	449,665.9829
01/01/2020 to 12/31/2020	15.038058	16.523405	408,395.8518
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	808,967.2453
01/01/2012 to 12/31/2012	16.521798	17.783373	826,695.4187
01/01/2013 to 12/31/2013	17.783373	17.183060	832,957.6213
01/01/2014 to 12/31/2014	17.183060	17.636801	751,728.6197
01/01/2015 to 12/31/2015	17.636801	17.375096	718,222.2656
01/01/2016 to 12/31/2016	17.375096	17.563105	649,118.5983
01/01/2017 to 12/31/2017	17.563105	18.081043	647,509.7999
01/01/2018 to 12/31/2018	18.081043	17.769450	581,027.3576
01/01/2019 to 12/31/2019	17.769450	18.986127	555,431.0887
01/01/2020 to 12/31/2020	18.986127	20.294962	520,634.5237

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	35,507.4593
01/01/2014 to 12/31/2014	10.745663	11.500391	60,265.5472
01/01/2015 to 12/31/2015	11.500391	11.187401	143,409.6693
01/01/2016 to 12/31/2016	11.187401	11.524039	143,414.9223
01/01/2017 to 12/31/2017	11.524039	13.222947	286,008.9368
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	2,395,307.2578
01/01/2013 to 12/31/2013	1.067415	1.157842	4,657,755.2630
01/01/2014 to 12/31/2014	1.157842	1.228877	5,493,700.8020
01/01/2015 to 12/31/2015	1.228877	1.199939	5,884,426.1656
01/01/2016 to 12/31/2016	1.199939	1.248899	5,352,235.5255
01/01/2017 to 12/31/2017	1.248899	1.406245	5,404,989.0713
01/01/2018 to 12/31/2018	1.406245	1.254655	7,638,153.9514
01/01/2019 to 12/31/2019	1.254655	1.501616	6,496,888.9216
01/01/2020 to 12/31/2020	1.501616	1.510376	6,016,176.5539
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995069	10.379373	0.0000
01/01/2020 to 12/31/2020	10.379373	10.672912	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.621510	11.570323	840,356.1870
01/01/2012 to 12/31/2012	11.570323	12.861209	826,779.6374
01/01/2013 to 12/31/2013	12.861209	14.308123	771,731.8321
01/01/2014 to 12/31/2014	14.308123	14.914289	764,535.0519
01/01/2015 to 12/31/2015	14.914289	14.403802	736,794.0862
01/01/2016 to 12/31/2016	14.403802	15.010083	693,629.4355
01/01/2017 to 12/31/2017	15.010083	17.132435	653,670.1249
01/01/2018 to 12/31/2018	17.132435	15.775687	575,517.9258
01/01/2019 to 12/31/2019	15.775687	18.588261	533,820.3371
01/01/2020 to 12/31/2020	18.588261	20.110268	487,572.4285
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201872	10.800482	278,931.8708
01/01/2012 to 12/31/2012	10.800482	12.238157	321,050.0920
01/01/2013 to 12/31/2013	12.238157	14.234775	319,403.5847
01/01/2014 to 12/31/2014	14.234775	14.777130	297,688.1887
01/01/2015 to 12/31/2015	14.777130	14.220698	282,340.2719
01/01/2016 to 12/31/2016	14.220698	14.972728	278,774.3016
01/01/2017 to 12/31/2017	14.972728	17.646876	258,577.9171
01/01/2018 to 12/31/2018	17.646876	15.862223	232,695.8702
01/01/2019 to 12/31/2019	15.862223	19.133093	212,328.4915
01/01/2020 to 12/31/2020	19.133093	20.873421	194,364.6166

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	89,966.8888
01/01/2012 to 12/31/2012	46.004846	53.463670	81,377.8230
01/01/2013 to 12/31/2013	53.463670	70.456816	75,866.8009
01/01/2014 to 12/31/2014	70.456816	78.625612	71,321.5111
01/01/2015 to 12/31/2015	78.625612	74.677507	66,092.3243
01/01/2016 to 12/31/2016	74.677507	85.294928	59,667.0937
01/01/2017 to 12/31/2017	85.294928	98.270107	51,949.2393
01/01/2018 to 12/31/2018	98.270107	87.933467	46,484.7767
01/01/2019 to 12/31/2019	87.933467	109.594141	42,219.9690
01/01/2020 to 12/31/2020	109.594141	111.055970	40,732.7352
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.400548	10.077199	388,933.2119
01/01/2012 to 12/31/2012	10.077199	11.284630	370,724.0372
01/01/2013 to 12/31/2013	11.284630	15.183024	332,764.9315
01/01/2014 to 12/31/2014	15.183024	16.867677	301,167.7013
01/01/2015 to 12/31/2015	16.867677	17.725462	281,881.2931
01/01/2016 to 12/31/2016	17.725462	18.546927	261,285.4577
01/01/2017 to 12/31/2017	18.546927	22.792593	237,045.2822
01/01/2018 to 12/31/2018	22.792593	21.959376	201,067.3158
01/01/2019 to 12/31/2019	21.959376	28.353250	176,075.1590
01/01/2020 to 12/31/2020	28.353250	34.610036	153,149.3741
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	59,810.2986
01/01/2012 to 12/31/2012	23.991438	27.105776	57,542.9382
01/01/2013 to 12/31/2013	27.105776	34.794495	53,049.3945
01/01/2014 to 12/31/2014	34.794495	37.581838	66,638.7681
01/01/2015 to 12/31/2015	37.581838	33.697185	67,334.2647
01/01/2016 to 12/31/2016	33.697185	38.342201	64,406.1904
01/01/2017 to 12/31/2017	38.342201	41.351899	60,403.6671
01/01/2018 to 12/31/2018	41.351899	36.599616	54,565.7323
01/01/2019 to 12/31/2019	36.599616	46.505220	50,257.4944
01/01/2020 to 12/31/2020	46.505220	49.310571	48,171.2410
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.419594	14.234488	112,090.9779
01/01/2012 to 12/31/2012	14.234488	16.561905	112,928.4209
01/01/2013 to 12/31/2013	16.561905	21.642446	113,225.0131
01/01/2014 to 12/31/2014	21.642446	24.140666	105,164.3098
01/01/2015 to 12/31/2015	24.140666	21.612689	102,341.8588
01/01/2016 to 12/31/2016	21.612689	24.097775	98,334.1346
01/01/2017 to 12/31/2017	24.097775	26.301531	91,910.9053
01/01/2018 to 12/31/2018	26.301531	22.464345	81,055.1493
01/01/2019 to 12/31/2019	22.464345	29.993117	74,810.1256
01/01/2020 to 12/31/2020	29.993117	30.347461	65,726.6547

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	941,968.4751
01/01/2013 to 12/31/2013	10.920777	10.271969	838,206.6682
01/01/2014 to 12/31/2014	10.271969	10.883696	812,526.2224
01/01/2015 to 12/31/2015	10.883696	10.767769	796,217.7251
01/01/2016 to 12/31/2016	10.767769	10.747188	782,947.4627
01/01/2017 to 12/31/2017	10.747188	10.862878	760,949.6020
01/01/2018 to 12/31/2018	10.862878	10.693321	743,528.4746
01/01/2019 to 12/31/2019	10.693321	11.323502	692,374.1827
01/01/2020 to 12/31/2020	11.323502	12.010802	594,412.2683
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	12.723843	13.953700	150,160.3453
01/01/2014 to 12/31/2014	13.953700	13.286377	150,062.6661
01/01/2015 to 12/31/2015	13.286377	12.804527	144,182.7426
01/01/2016 to 12/31/2016	12.804527	13.250987	124,031.7740
01/01/2017 to 12/31/2017	13.250987	17.608888	109,129.1845
01/01/2018 to 12/31/2018	17.608888	14.363304	110,762.6889
01/01/2019 to 12/31/2019	14.363304	18.734812	94,825.9696
01/01/2020 to 12/31/2020	18.734812	23.301554	83,873.4790
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.947948	7.555737	227,771.0729
01/01/2012 to 12/31/2012	7.555737	8.740852	227,664.4110
01/01/2013 to 04/26/2013	8.740852	9.062608	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	530,900.6489
01/01/2012 to 12/31/2012	10.342686	10.187859	507,143.3594
01/01/2013 to 12/31/2013	10.187859	10.036175	617,378.3875
01/01/2014 to 12/31/2014	10.036175	9.886750	472,904.6792
01/01/2015 to 12/31/2015	9.886750	9.739549	345,432.0003
01/01/2016 to 12/31/2016	9.739549	9.605299	337,508.0732
01/01/2017 to 12/31/2017	9.605299	9.522732	318,409.8553
01/01/2018 to 12/31/2018	9.522732	9.525474	447,447.1267
01/01/2019 to 12/31/2019	9.525474	9.559891	271,535.2396
01/01/2020 to 12/31/2020	9.559891	9.435267	343,091.2965
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	24,880.1869
01/01/2015 to 12/31/2015	14.152003	13.859669	66,456.9785
01/01/2016 to 12/31/2016	13.859669	14.271834	25,960.2619
01/01/2017 to 12/31/2017	14.271834	15.034609	28,928.8657
01/01/2018 to 12/31/2018	15.034609	14.422860	53,439.1618
01/01/2019 to 12/31/2019	14.422860	15.875647	78,737.3542
01/01/2020 to 12/31/2020	15.875647	17.126986	74,810.9682
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	1,797,380.7744
01/01/2012 to 12/31/2012	12.044499	13.158840	1,825,052.8065
01/01/2013 to 12/31/2013	13.158840	14.139905	1,742,462.3903
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,186,042.4273
01/01/2012 to 12/31/2012	11.883856	13.156910	2,161,049.9487
01/01/2013 to 12/31/2013	13.156910	14.804837	2,079,019.4308
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	3,591,003.5047
01/01/2015 to 12/31/2015	14.638826	14.266092	3,109,644.4998
01/01/2016 to 12/31/2016	14.266092	14.909258	2,747,153.3675
01/01/2017 to 12/31/2017	14.909258	16.251019	2,312,955.6387
01/01/2018 to 12/31/2018	16.251019	15.303241	1,955,497.9334
01/01/2019 to 12/31/2019	15.303241	17.426561	1,744,093.0537
01/01/2020 to 12/31/2020	17.426561	19.061263	1,584,848.3894
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	3,672,263.3104
01/01/2012 to 12/31/2012	11.481813	12.885624	3,658,942.5642
01/01/2013 to 12/31/2013	12.885624	15.158788	3,525,724.9246
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	3,464,175.2637
01/01/2015 to 12/31/2015	15.705589	15.275602	3,299,772.4426
01/01/2016 to 12/31/2016	15.275602	16.117392	3,138,025.4799
01/01/2017 to 12/31/2017	16.117392	18.217161	2,847,106.6172
01/01/2018 to 12/31/2018	18.217161	16.845405	2,476,492.5850
01/01/2019 to 12/31/2019	16.845405	19.817860	2,315,829.8812
01/01/2020 to 12/31/2020	19.817860	22.225905	2,068,437.2531
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	2,271,663.4613
01/01/2012 to 12/31/2012	11.120139	12.675696	2,084,350.3717
01/01/2013 to 12/31/2013	12.675696	15.722958	2,088,378.2990
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.649500	9.338777	166,725.6572
01/01/2012 to 12/31/2012	9.338777	10.682288	159,166.7804
01/01/2013 to 04/26/2013	10.682288	11.496400	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	1,984,495.6892
01/01/2015 to 12/31/2015	16.283470	15.768948	1,891,239.0015
01/01/2016 to 12/31/2016	15.768948	16.798777	1,821,334.2832
01/01/2017 to 12/31/2017	16.798777	19.720479	1,684,411.7434
01/01/2018 to 12/31/2018	19.720479	17.849438	1,534,137.7812
01/01/2019 to 12/31/2019	17.849438	21.755960	1,412,265.1059
01/01/2020 to 12/31/2020	21.755960	24.987732	1,323,129.0151

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.765675	14.441321	91,171.5315
01/01/2012 to 12/31/2012	14.441321	15.872717	87,401.7744
01/01/2013 to 12/31/2013	15.872717	21.345210	77,615.5618
01/01/2014 to 12/31/2014	21.345210	21.379396	73,844.5063
01/01/2015 to 12/31/2015	21.379396	19.025532	69,494.5639
01/01/2016 to 12/31/2016	19.025532	22.987809	62,756.6096
01/01/2017 to 12/31/2017	22.987809	25.486241	57,734.1619
01/01/2018 to 12/31/2018	25.486241	21.736209	52,481.2870
01/01/2019 to 12/31/2019	21.736209	26.431485	49,050.4155
01/01/2020 to 12/31/2020	26.431485	27.594077	50,024.3608
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.206447	14.195811	14,732.0997
01/01/2012 to 12/31/2012	14.195811	16.487030	14,122.1450
01/01/2013 to 12/31/2013	16.487030	20.724638	14,483.2528
01/01/2014 to 12/31/2014	20.724638	19.049295	15,497.1538
01/01/2015 to 12/31/2015	19.049295	19.845665	14,740.8693
01/01/2016 to 12/31/2016	19.845665	20.689278	13,650.4452
01/01/2017 to 12/31/2017	20.689278	26.587888	13,110.4148
01/01/2018 to 12/31/2018	26.587888	20.804504	12,685.1816
01/01/2019 to 12/31/2019	20.804504	25.215659	11,664.5668
01/01/2020 to 12/31/2020	25.215659	27.022836	11,415.7620
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.654521	23.043498	50,863.3031
01/01/2017 to 12/31/2017	23.043498	26.971363	52,289.4544
01/01/2018 to 12/31/2018	26.971363	26.473809	48,452.9563
01/01/2019 to 12/31/2019	26.473809	34.071627	50,892.5113
01/01/2020 to 12/31/2020	34.071627	37.245484	48,991.4073
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.462348	17.301901	32,227.3873
01/01/2012 to 12/31/2012	17.301901	18.811597	31,101.8810
01/01/2013 to 12/31/2013	18.811597	24.593916	33,466.6432
01/01/2014 to 12/31/2014	24.593916	26.876234	36,608.6414
01/01/2015 to 12/31/2015	26.876234	26.409734	38,890.7507
01/01/2016 to 04/29/2016	26.409734	26.565924	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	499,632.1459
01/01/2012 to 12/31/2012	12.049965	13.377280	483,647.6483
01/01/2013 to 12/31/2013	13.377280	17.596592	445,378.8379
01/01/2014 to 12/31/2014	17.596592	19.145478	407,613.3290
01/01/2015 to 12/31/2015	19.145478	19.287919	389,789.1151
01/01/2016 to 12/31/2016	19.287919	20.359742	351,371.5285
01/01/2017 to 12/31/2017	20.359742	23.852310	311,939.4877
01/01/2018 to 12/31/2018	23.852310	23.436673	270,684.1128
01/01/2019 to 12/31/2019	23.436673	30.192193	221,385.4620
01/01/2020 to 12/31/2020	30.192193	33.036902	194,414.7358

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.886776	17.734578	52,990.1077
01/01/2014 to 12/31/2014	17.734578	19.370628	51,578.9141
01/01/2015 to 12/31/2015	19.370628	19.579172	51,016.3873
01/01/2016 to 12/31/2016	19.579172	20.282471	50,175.7890
01/01/2017 to 12/31/2017	20.282471	24.963768	44,650.0335
01/01/2018 to 12/31/2018	24.963768	23.138937	36,340.6907
01/01/2019 to 12/31/2019	23.138937	30.279816	31,593.2523
01/01/2020 to 12/31/2020	30.279816	39.189440	29,430.4878
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.402830	13.129568	48,689.3804
01/01/2012 to 12/31/2012	13.129568	13.711608	50,382.7688
01/01/2013 to 04/26/2013	13.711608	14.790750	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	267,235.6821
01/01/2012 to 12/31/2012	12.065387	13.733793	378,991.9734
01/01/2013 to 12/31/2013	13.733793	18.498998	384,942.7840
01/01/2014 to 12/31/2014	18.498998	19.816928	346,430.0982
01/01/2015 to 12/31/2015	19.816928	21.579412	301,432.4655
01/01/2016 to 12/31/2016	21.579412	21.230540	283,725.3126
01/01/2017 to 12/31/2017	21.230540	28.651717	243,102.0454
01/01/2018 to 12/31/2018	28.651717	28.254906	194,898.0459
01/01/2019 to 12/31/2019	28.254906	36.879052	170,349.6403
01/01/2020 to 12/31/2020	36.879052	56.809833	127,281.5010
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.897323	7.481251	60,671.7960
01/01/2012 to 12/31/2012	7.481251	8.303209	54,919.6998
01/01/2013 to 04/26/2013	8.303209	8.920338	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	225,589.1643
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.359246	16.213088	45,971.1357
01/01/2012 to 12/31/2012	16.213088	16.542675	53,201.0576
01/01/2013 to 12/31/2013	16.542675	15.877502	73,962.2890
01/01/2014 to 12/31/2014	15.877502	16.495086	87,403.2822
01/01/2015 to 12/31/2015	16.495086	16.240346	88,633.5376
01/01/2016 to 12/31/2016	16.240346	16.332361	118,879.6600
01/01/2017 to 12/31/2017	16.332361	16.562506	118,558.8007
01/01/2018 to 12/31/2018	16.562506	16.234454	125,523.6352
01/01/2019 to 12/31/2019	16.234454	17.327015	151,885.3298
01/01/2020 to 12/31/2020	17.327015	18.244182	126,430.5368

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	16.971030	16.344455	24,619.9271
01/01/2012 to 12/31/2012	16.344455	18.879777	24,392.5345
01/01/2013 to 12/31/2013	18.879777	24.690411	22,634.3349
01/01/2014 to 12/31/2014	24.690411	26.563509	22,314.0082
01/01/2015 to 12/31/2015	26.563509	25.467372	24,945.2306
01/01/2016 to 12/31/2016	25.467372	30.126619	24,950.2627
01/01/2017 to 12/31/2017	30.126619	34.310196	22,272.5727
01/01/2018 to 12/31/2018	34.310196	29.888061	20,373.4106
01/01/2019 to 12/31/2019	29.888061	36.962729	19,820.8640
01/01/2020 to 12/31/2020	36.962729	41.169167	19,662.1172
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.484561	10.742849	34,564.8898
01/01/2012 to 12/31/2012	10.742849	12.480517	37,634.8561
01/01/2013 to 12/31/2013	12.480517	14.930364	39,339.8906
01/01/2014 to 12/31/2014	14.930364	13.776962	40,966.8226
01/01/2015 to 12/31/2015	13.776962	13.393937	43,384.4929
01/01/2016 to 12/31/2016	13.393937	13.322337	37,588.8268
01/01/2017 to 12/31/2017	13.322337	16.345864	26,702.1668
01/01/2018 to 12/31/2018	16.345864	13.827117	25,436.0966
01/01/2019 to 12/31/2019	13.827117	16.560381	26,828.0524
01/01/2020 to 12/31/2020	16.560381	17.539455	26,366.3878
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.358023	16.360040	38,117.2548
01/01/2012 to 12/31/2012	16.360040	18.684873	42,289.9596
01/01/2013 to 12/31/2013	18.684873	25.423644	42,219.8819
01/01/2014 to 12/31/2014	25.423644	26.229772	39,323.1914
01/01/2015 to 12/31/2015	26.229772	24.667062	34,488.6003
01/01/2016 to 12/31/2016	24.667062	29.384687	27,017.4942
01/01/2017 to 12/31/2017	29.384687	33.087697	24,185.4397
01/01/2018 to 12/31/2018	33.087697	28.939964	20,821.0727
01/01/2019 to 12/31/2019	28.939964	35.694111	18,585.4547
01/01/2020 to 12/31/2020	35.694111	41.932933	18,794.6887
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.838816	11.853637	388,654.7314
01/01/2012 to 12/31/2012	11.853637	13.477764	448,322.4256
01/01/2013 to 12/31/2013	13.477764	17.485837	425,390.0568
01/01/2014 to 12/31/2014	17.485837	19.481836	409,019.3876
01/01/2015 to 12/31/2015	19.481836	19.367068	394,671.4569
01/01/2016 to 12/31/2016	19.367068	21.250388	333,387.9816
01/01/2017 to 12/31/2017	21.250388	25.379799	322,711.6647
01/01/2018 to 12/31/2018	25.379799	23.792070	265,348.0334
01/01/2019 to 12/31/2019	23.792070	30.656909	261,874.7634
01/01/2020 to 12/31/2020	30.656909	35.582619	235,216.9160
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.619904	21.741561	47,239.3685
01/01/2014 to 12/31/2014	21.741561	23.680015	41,643.1033
01/01/2015 to 12/31/2015	23.680015	23.242429	49,078.4552
01/01/2016 to 12/31/2016	23.242429	26.123767	49,723.3510
01/01/2017 to 12/31/2017	26.123767	30.260863	45,334.5169
01/01/2018 to 12/31/2018	30.260863	26.755079	40,471.6792
01/01/2019 to 12/31/2019	26.755079	34.223101	41,890.1219
01/01/2020 to 12/31/2020	34.223101	34.945100	39,851.1765

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.874608	8.694938	80,306.1583
01/01/2012 to 12/31/2012	8.694938	9.756735	77,307.7130
01/01/2013 to 04/26/2013	9.756735	10.684230	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.816384	24.729525	41,083.3812
01/01/2014 to 12/31/2014	24.729525	24.288137	36,273.7154
01/01/2015 to 12/31/2015	24.288137	24.017442	34,595.7226
01/01/2016 to 12/31/2016	24.017442	28.011950	31,036.4525
01/01/2017 to 12/31/2017	28.011950	31.870180	29,280.1993
01/01/2018 to 12/31/2018	31.870180	29.200022	26,798.3236
01/01/2019 to 12/31/2019	29.200022	37.224152	23,736.6991
01/01/2020 to 12/31/2020	37.224152	45.747519	20,293.8519
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,443.5640
01/01/2012 to 12/31/2012	14.436229	14.971828	57,909.4290
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.174486	21.671233	91,808.5416
01/01/2014 to 12/31/2014	21.671233	23.232801	83,856.4354
01/01/2015 to 12/31/2015	23.232801	25.292922	84,985.2031
01/01/2016 to 12/31/2016	25.292922	25.298016	81,334.3285
01/01/2017 to 12/31/2017	25.298016	33.265633	73,288.1463
01/01/2018 to 12/31/2018	33.265633	32.389430	70,498.1098
01/01/2019 to 12/31/2019	32.389430	41.667655	71,144.3725
01/01/2020 to 12/31/2020	41.667655	56.085702	58,123.8234
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.868157	6.096585	167,536.2999
01/01/2012 to 12/31/2012	6.096585	6.733097	160,380.9713
01/01/2013 to 04/26/2013	6.733097	7.038704	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.773125	15.410303	37,077.2593
01/01/2012 to 12/31/2012	15.410303	15.571040	38,451.1851
01/01/2013 to 12/31/2013	15.571040	16.988928	36,778.9729
01/01/2014 to 12/31/2014	16.988928	13.585593	43,329.3111
01/01/2015 to 12/31/2015	13.585593	8.999092	59,194.6628
01/01/2016 to 12/31/2016	8.999092	12.742764	45,069.5866
01/01/2017 to 12/31/2017	12.742764	12.460552	51,295.4896
01/01/2018 to 12/31/2018	12.460552	8.732551	52,317.0643
01/01/2019 to 12/31/2019	8.732551	9.664956	57,239.0917
01/01/2020 to 12/31/2020	9.664956	11.537006	46,419.6502
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.353239	30.425544	103,679.6705
01/01/2017 to 12/31/2017	30.425544	32.351465	110,902.1078
01/01/2018 to 12/31/2018	32.351465	30.584800	97,926.8969
01/01/2019 to 12/31/2019	30.584800	34.418174	94,097.8573
01/01/2020 to 12/31/2020	34.418174	36.146539	93,877.8365

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	81,421.8125
01/01/2012 to 12/31/2012	23.939057	26.633903	78,772.5970
01/01/2013 to 12/31/2013	26.633903	28.330869	75,734.9204
01/01/2014 to 12/31/2014	28.330869	29.256807	68,931.7906
01/01/2015 to 12/31/2015	29.256807	28.194523	67,632.6448
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	29.952433	31.073820	19,309.3009
01/01/2017 to 12/31/2017	31.073820	33.056943	17,779.7520
01/01/2018 to 12/31/2018	33.056943	31.287066	14,289.1995
01/01/2019 to 12/31/2019	31.287066	35.227870	11,869.8836
01/01/2020 to 12/31/2020	35.227870	37.052480	12,082.2163
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	12.384163	12.622049	47,905.8840
01/01/2012 to 12/31/2012	12.622049	13.857398	63,397.6319
01/01/2013 to 12/31/2013	13.857398	13.843687	61,086.2293
01/01/2014 to 12/31/2014	13.843687	14.243449	60,620.7831
01/01/2015 to 12/31/2015	14.243449	13.826900	53,843.4627
01/01/2016 to 04/29/2016	13.826900	14.165112	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.098382	17.731455	241,654.1394
01/01/2012 to 12/31/2012	17.731455	17.998404	289,480.9805
01/01/2013 to 12/31/2013	17.998404	17.569928	344,696.5892
01/01/2014 to 12/31/2014	17.569928	17.749720	355,113.5081
01/01/2015 to 12/31/2015	17.749720	17.539143	323,482.8870
01/01/2016 to 12/31/2016	17.539143	17.454474	298,457.3381
01/01/2017 to 12/31/2017	17.454474	17.483498	296,033.2194
01/01/2018 to 12/31/2018	17.483498	17.341920	286,234.0118
01/01/2019 to 12/31/2019	17.341920	18.071177	238,448.2660
01/01/2020 to 12/31/2020	18.071177	18.675785	234,702.4719

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	5,192,018.4825
01/01/2013 to 12/31/2013	10.585963	11.613923	6,121,721.7080
01/01/2014 to 12/31/2014	11.613923	12.306308	6,007,388.5324
01/01/2015 to 12/31/2015	12.306308	12.217725	5,757,554.2355
01/01/2016 to 12/31/2016	12.217725	12.493591	5,605,095.7518
01/01/2017 to 12/31/2017	12.493591	14.012153	5,232,197.7376
01/01/2018 to 12/31/2018	14.012153	12.866244	4,826,235.5412
01/01/2019 to 12/31/2019	12.866244	14.995554	4,311,288.7406
01/01/2020 to 12/31/2020	14.995554	15.702195	3,969,009.2861
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995727	10.394057	8,889.8469
01/01/2020 to 12/31/2020	10.394057	10.709471	86,840.8379
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.916506	9.580447	4,373,980.8516
01/01/2012 to 12/31/2012	9.580447	10.735389	4,443,921.0701
01/01/2013 to 12/31/2013	10.735389	12.560555	4,307,870.1232
01/01/2014 to 12/31/2014	12.560555	13.148320	4,457,700.4844
01/01/2015 to 12/31/2015	13.148320	12.886937	4,250,706.2417
01/01/2016 to 12/31/2016	12.886937	13.713937	4,325,615.9157
01/01/2017 to 12/31/2017	13.713937	15.819230	4,102,085.9079
01/01/2018 to 12/31/2018	15.819230	14.940588	3,828,898.8744
01/01/2019 to 12/31/2019	14.940588	17.627298	3,935,564.2131
01/01/2020 to 12/31/2020	17.627298	20.108032	4,024,226.4808
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.432345	8.870103	1,575,219.1002
01/01/2012 to 12/31/2012	8.870103	10.169637	1,528,024.8347
01/01/2013 to 12/31/2013	10.169637	12.558744	1,410,445.0010
01/01/2014 to 12/31/2014	12.558744	13.188399	1,369,570.5393
01/01/2015 to 12/31/2015	13.188399	12.919678	1,342,400.1929
01/01/2016 to 12/31/2016	12.919678	13.895293	1,284,010.0205
01/01/2017 to 12/31/2017	13.895293	16.644222	1,157,875.4312
01/01/2018 to 12/31/2018	16.644222	15.480304	1,181,777.8433
01/01/2019 to 12/31/2019	15.480304	18.892073	1,269,914.8171
01/01/2020 to 12/31/2020	18.892073	21.803659	1,329,715.6042
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.229087	8.690929	860,277.5237
01/01/2012 to 12/31/2012	8.690929	10.071748	812,553.5599
01/01/2013 to 12/31/2013	10.071748	12.902859	745,679.9136
01/01/2014 to 12/31/2014	12.902859	13.778493	729,085.1173
01/01/2015 to 12/31/2015	13.778493	14.483400	612,227.2070
01/01/2016 to 12/31/2016	14.483400	15.597199	603,332.1114
01/01/2017 to 12/31/2017	15.597199	19.692102	523,777.6568
01/01/2018 to 12/31/2018	19.692102	19.339374	552,970.6455
01/01/2019 to 12/31/2019	19.339374	24.880969	677,157.8233
01/01/2020 to 12/31/2020	24.880969	37.239601	794,672.8050

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.162530	10.050728	2,257,058.9210
01/01/2012 to 12/31/2012	10.050728	10.995520	2,248,052.0429
01/01/2013 to 12/31/2013	10.995520	12.320964	2,145,205.2096
01/01/2014 to 12/31/2014	12.320964	12.903037	2,017,009.8951
01/01/2015 to 12/31/2015	12.903037	12.643921	1,952,350.8555
01/01/2016 to 12/31/2016	12.643921	13.355892	1,958,370.7855
01/01/2017 to 12/31/2017	13.355892	14.893104	1,722,542.2150
01/01/2018 to 12/31/2018	14.893104	14.197692	1,700,629.0374
01/01/2019 to 12/31/2019	14.197692	16.278551	1,810,208.3677
01/01/2020 to 12/31/2020	16.278551	18.155135	1,997,791.3417
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	7,101,988.5004
01/01/2013 to 12/31/2013	11.580699	11.043464	7,199,008.4989
01/01/2014 to 12/31/2014	11.043464	11.336607	6,650,188.7055
01/01/2015 to 12/31/2015	11.336607	10.118925	6,278,728.5185
01/01/2016 to 12/31/2016	10.118925	10.883282	5,812,659.7969
01/01/2017 to 12/31/2017	10.883282	11.796165	5,436,023.2648
01/01/2018 to 12/31/2018	11.796165	10.903814	4,987,828.7103
01/01/2019 to 12/31/2019	10.903814	12.906700	4,425,236.4990
01/01/2020 to 12/31/2020	12.906700	13.124864	3,962,268.2706
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	10,350,719.2342
01/01/2013 to 12/31/2013	10.314536	11.230860	11,381,735.1165
01/01/2014 to 12/31/2014	11.230860	11.741626	11,092,364.2786
01/01/2015 to 12/31/2015	11.741626	11.577379	10,661,593.7435
01/01/2016 to 12/31/2016	11.577379	11.934264	10,507,308.3045
01/01/2017 to 12/31/2017	11.934264	13.348327	9,884,882.4656
01/01/2018 to 12/31/2018	13.348327	12.228479	9,282,182.7822
01/01/2019 to 12/31/2019	12.228479	14.560158	8,143,263.6117
01/01/2020 to 12/31/2020	14.560158	14.991127	7,502,905.8780
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.064711	21.280670	165,566.6404
01/01/2012 to 12/31/2012	21.280670	24.479242	152,829.0469
01/01/2013 to 12/31/2013	24.479242	26.418292	119,347.3728
01/01/2014 to 12/31/2014	26.418292	26.936384	116,459.5365
01/01/2015 to 12/31/2015	26.936384	25.512415	109,045.2554
01/01/2016 to 12/31/2016	25.512415	28.703002	110,007.2006
01/01/2017 to 12/31/2017	28.703002	30.531797	102,334.4681
01/01/2018 to 12/31/2018	30.531797	29.269391	196,857.0226
01/01/2019 to 12/31/2019	29.269391	33.182586	383,886.8970
01/01/2020 to 12/31/2020	33.182586	35.211430	793,619.1985
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	731,533.7820
01/01/2012 to 12/31/2012	10.859463	12.512996	708,257.2276
01/01/2013 to 12/31/2013	12.512996	15.995949	595,763.3641
01/01/2014 to 12/31/2014	15.995949	16.592811	588,732.9210
01/01/2015 to 12/31/2015	16.592811	16.049593	577,099.5406
01/01/2016 to 12/31/2016	16.049593	17.264665	571,571.9201
01/01/2017 to 12/31/2017	17.264665	20.950832	519,180.3150
01/01/2018 to 12/31/2018	20.950832	18.597407	600,392.8120
01/01/2019 to 12/31/2019	18.597407	23.402057	584,071.5582
01/01/2020 to 12/31/2020	23.402057	27.467651	556,125.5209

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	11,665,251.8351
01/01/2013 to 12/31/2013	10.482770	11.833440	15,346,448.6461
01/01/2014 to 12/31/2014	11.833440	12.807579	16,337,744.3728
01/01/2015 to 12/31/2015	12.807579	12.125407	16,646,618.7770
01/01/2016 to 12/31/2016	12.125407	12.969983	17,100,615.1167
01/01/2017 to 12/31/2017	12.969983	15.150026	17,495,991.0048
01/01/2018 to 12/31/2018	15.150026	13.852371	16,900,957.9709
01/01/2019 to 12/31/2019	13.852371	16.895690	15,846,912.5607
01/01/2020 to 12/31/2020	16.895690	18.765067	14,624,031.7153
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.885935	16.069084	160,083.7038
01/01/2012 to 12/31/2012	16.069084	18.713333	156,906.5966
01/01/2013 to 12/31/2013	18.713333	24.465258	150,949.4668
01/01/2014 to 12/31/2014	24.465258	24.563534	139,445.7155
01/01/2015 to 12/31/2015	24.563534	22.934927	134,149.6598
01/01/2016 to 12/31/2016	22.934927	29.714575	131,335.7950
01/01/2017 to 12/31/2017	29.714575	32.763437	116,977.9086
01/01/2018 to 12/31/2018	32.763437	27.411663	98,279.0197
01/01/2019 to 12/31/2019	27.411663	34.843897	92,674.9469
01/01/2020 to 12/31/2020	34.843897	34.195778	101,690.5693
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	345,701.7207
01/01/2012 to 12/31/2012	10.137634	11.896795	366,120.0939
01/01/2013 to 12/31/2013	11.896795	11.158201	391,288.8237
01/01/2014 to 12/31/2014	11.158201	10.295853	405,728.5768
01/01/2015 to 12/31/2015	10.295853	8.759074	448,521.4725
01/01/2016 to 12/31/2016	8.759074	9.640401	435,414.4507
01/01/2017 to 12/31/2017	9.640401	12.211988	389,413.6101
01/01/2018 to 12/31/2018	12.211988	10.344039	371,191.4975
01/01/2019 to 12/31/2019	10.344039	12.329048	352,281.1897
01/01/2020 to 12/31/2020	12.329048	15.491521	301,557.0723
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.229633	10.300527	81,370.2741
01/01/2012 to 12/31/2012	10.300527	10.912106	95,291.3357
01/01/2013 to 12/31/2013	10.912106	11.184364	92,471.4122
01/01/2014 to 12/31/2014	11.184364	11.121170	103,192.0687
01/01/2015 to 12/31/2015	11.121170	10.885868	107,130.8279
01/01/2016 to 12/31/2016	10.885868	11.741222	102,509.5175
01/01/2017 to 12/31/2017	11.741222	12.016182	97,607.7601
01/01/2018 to 12/31/2018	12.016182	11.896966	231,432.8461
01/01/2019 to 12/31/2019	11.896966	12.568614	349,208.3008
01/01/2020 to 12/31/2020	12.568614	12.661679	409,576.8498

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	17,938.0722
01/01/2012 to 12/31/2012	9.773621	10.070996	58,236.4443
01/01/2013 to 12/31/2013	10.070996	10.056309	276,232.1159
01/01/2014 to 12/31/2014	10.056309	10.031423	183,981.8441
01/01/2015 to 12/31/2015	10.031423	9.840222	180,173.6661
01/01/2016 to 12/31/2016	9.840222	10.017480	157,344.3817
01/01/2017 to 12/31/2017	10.017480	10.020125	275,698.7995
01/01/2018 to 12/31/2018	10.020125	9.933177	371,083.9259
01/01/2019 to 12/31/2019	9.933177	10.259428	411,672.4622
01/01/2020 to 12/31/2020	10.259428	10.341585	282,650.3623
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.221348	12.023913	83,907.4645
01/01/2012 to 12/31/2012	12.023913	13.563466	77,525.8453
01/01/2013 to 12/31/2013	13.563466	13.527178	80,889.7969
01/01/2014 to 12/31/2014	13.527178	13.504760	80,437.3340
01/01/2015 to 12/31/2015	13.504760	12.775823	77,571.0880
01/01/2016 to 12/31/2016	12.775823	12.721108	80,010.8316
01/01/2017 to 12/31/2017	12.721108	12.574818	65,745.1503
01/01/2018 to 12/31/2018	12.574818	12.536067	60,151.6925
01/01/2019 to 12/31/2019	12.536067	12.518639	60,037.1256
01/01/2020 to 12/31/2020	12.518639	11.626610	67,964.8592
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	118,123.4790
01/01/2012 to 12/31/2012	13.380587	16.639355	122,850.4367
01/01/2013 to 12/31/2013	16.639355	17.006799	140,630.2943
01/01/2014 to 12/31/2014	17.006799	19.014356	143,168.0264
01/01/2015 to 12/31/2015	19.014356	18.505723	139,323.1220
01/01/2016 to 12/31/2016	18.505723	18.426333	120,040.3135
01/01/2017 to 12/31/2017	18.426333	20.143435	107,990.6382
01/01/2018 to 12/31/2018	20.143435	18.162893	96,491.0448
01/01/2019 to 12/31/2019	18.162893	22.376400	78,224.3300
01/01/2020 to 12/31/2020	22.376400	20.978494	95,198.6830
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.104387	17.016156	302,606.4416
01/01/2012 to 12/31/2012	17.016156	21.708384	286,830.1383
01/01/2013 to 12/31/2013	21.708384	27.961401	281,559.6856
01/01/2014 to 12/31/2014	27.961401	26.002213	310,227.7013
01/01/2015 to 12/31/2015	26.002213	24.505751	323,016.3881
01/01/2016 to 12/31/2016	24.505751	26.167359	291,688.8204
01/01/2017 to 12/31/2017	26.167359	33.690032	245,139.7335
01/01/2018 to 12/31/2018	33.690032	25.280908	277,950.3874
01/01/2019 to 12/31/2019	25.280908	31.072892	277,142.0090
01/01/2020 to 12/31/2020	31.072892	32.240381	324,866.2212

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	8,490,185.3882
01/01/2013 to 12/31/2013	1.048710	1.054430	15,600,597.9427
01/01/2014 to 12/31/2014	1.054430	1.098896	15,234,708.0701
01/01/2015 to 12/31/2015	1.098896	1.039093	16,208,945.2735
01/01/2016 to 12/31/2016	1.039093	1.145846	17,541,705.0703
01/01/2017 to 12/31/2017	1.145846	1.244199	19,039,273.3662
01/01/2018 to 12/31/2018	1.244199	1.149017	18,715,298.3759
01/01/2019 to 12/31/2019	1.149017	1.307477	17,106,793.7200
01/01/2020 to 12/31/2020	1.307477	1.421359	16,594,913.1611
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	128,073.5680
01/01/2012 to 12/31/2012	10.070573	11.772115	125,796.2030
01/01/2013 to 12/31/2013	11.772115	15.732268	145,450.0635
01/01/2014 to 12/31/2014	15.732268	16.975188	150,266.7774
01/01/2015 to 12/31/2015	16.975188	15.755453	146,148.8023
01/01/2016 to 12/31/2016	15.755453	18.242135	118,439.1330
01/01/2017 to 12/31/2017	18.242135	21.252165	100,103.4612
01/01/2018 to 12/31/2018	21.252165	18.426503	96,219.2930
01/01/2019 to 12/31/2019	18.426503	22.727551	82,953.8788
01/01/2020 to 12/31/2020	22.727551	22.319725	88,844.4218
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.026464	15.648867	144,913.4284
01/01/2012 to 12/31/2012	15.648867	18.261621	127,536.4084
01/01/2013 to 12/31/2013	18.261621	25.267876	122,645.7509
01/01/2014 to 12/31/2014	25.267876	26.914621	117,414.0898
01/01/2015 to 12/31/2015	26.914621	26.112778	122,921.3225
01/01/2016 to 12/31/2016	26.112778	28.722848	115,441.3884
01/01/2017 to 12/31/2017	28.722848	35.535284	102,006.7739
01/01/2018 to 12/31/2018	35.535284	31.900425	132,776.9916
01/01/2019 to 12/31/2019	31.900425	39.174457	168,698.7229
01/01/2020 to 12/31/2020	39.174457	60.616522	242,137.9046
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.289575	10.746382	397,236.9704
01/01/2014 to 12/31/2014	10.746382	11.147721	475,793.8803
01/01/2015 to 12/31/2015	11.147721	11.056883	483,901.4068
01/01/2016 to 12/31/2016	11.056883	11.157448	511,070.4046
01/01/2017 to 12/31/2017	11.157448	11.378459	482,577.8616
01/01/2018 to 12/31/2018	11.378459	11.233116	506,142.0999
01/01/2019 to 12/31/2019	11.233116	11.998878	547,514.4154
01/01/2020 to 12/31/2020	11.998878	12.778230	772,412.2265
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.383763	10.843343	324,591.7533
01/01/2012 to 12/31/2012	10.843343	11.228709	381,058.8700
01/01/2013 to 04/26/2013	11.228709	11.199946	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	9,416,453.1776
01/01/2013 to 12/31/2013	1.050758	1.151141	21,382,333.5310
01/01/2014 to 12/31/2014	1.151141	1.215536	25,498,422.3603
01/01/2015 to 12/31/2015	1.215536	1.210567	27,140,071.1108
01/01/2016 to 12/31/2016	1.210567	1.229620	29,848,867.0791
01/01/2017 to 12/31/2017	1.229620	1.415962	30,401,115.5732
01/01/2018 to 12/31/2018	1.415962	1.297120	31,255,501.0576
01/01/2019 to 12/31/2019	1.297120	1.496913	28,851,891.9252
01/01/2020 to 12/31/2020	1.496913	1.658174	27,496,127.5166
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	222,203.8823
01/01/2015 to 12/31/2015	1.041127	1.017571	1,534,667.9373
01/01/2016 to 12/31/2016	1.017571	1.024465	2,191,746.6328
01/01/2017 to 12/31/2017	1.024465	1.167895	2,741,278.1366
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.104428	12.743706	109,944.5457
01/01/2012 to 12/31/2012	12.743706	14.707991	115,585.7064
01/01/2013 to 12/31/2013	14.707991	17.004709	111,158.4982
01/01/2014 to 12/31/2014	17.004709	17.367049	104,239.2998
01/01/2015 to 12/31/2015	17.367049	17.353207	117,513.4456
01/01/2016 to 12/31/2016	17.353207	17.947357	117,980.6343
01/01/2017 to 12/31/2017	17.947357	21.785425	92,205.4071
01/01/2018 to 12/31/2018	21.785425	20.343991	92,023.7873
01/01/2019 to 12/31/2019	20.343991	25.608629	103,409.9982
01/01/2020 to 12/31/2020	25.608629	29.015073	127,058.1529
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.613826	7.759761	289,653.9769
01/01/2012 to 12/31/2012	7.759761	9.076542	298,915.2107
01/01/2013 to 12/31/2013	9.076542	13.044951	317,065.9696
01/01/2014 to 12/31/2014	13.044951	15.309203	402,668.3031
01/01/2015 to 12/31/2015	15.309203	14.501511	409,005.1289
01/01/2016 to 12/31/2016	14.501511	14.697911	351,168.1881
01/01/2017 to 12/31/2017	14.697911	17.179365	310,434.4953
01/01/2018 to 12/31/2018	17.179365	15.759447	290,327.9301
01/01/2019 to 12/31/2019	15.759447	19.222295	308,646.8226
01/01/2020 to 12/31/2020	19.222295	25.088438	254,994.2912
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	160.035224	146.053290	5,126.9953
01/01/2012 to 12/31/2012	146.053290	176.615267	5,226.6993
01/01/2013 to 12/31/2013	176.615267	224.517975	4,710.2779
01/01/2014 to 04/25/2014	224.517975	233.865730	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	6,077,197.6542
01/01/2014 to 12/31/2014	1.130318	1.219045	8,643,302.8520
01/01/2015 to 12/31/2015	1.219045	1.188718	12,214,242.0688
01/01/2016 to 12/31/2016	1.188718	1.224540	16,819,381.3599
01/01/2017 to 12/31/2017	1.224540	1.396650	19,137,465.3887
01/01/2018 to 12/31/2018	1.396650	1.279464	21,456,682.1342
01/01/2019 to 12/31/2019	1.279464	1.537134	20,118,092.6767
01/01/2020 to 12/31/2020	1.537134	1.616728	20,166,493.7135
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	212,405.9019
01/01/2012 to 12/31/2012	12.884600	14.842148	198,432.2145
01/01/2013 to 12/31/2013	14.842148	17.471762	186,917.6169
01/01/2014 to 12/31/2014	17.471762	16.047577	175,156.0610
01/01/2015 to 12/31/2015	16.047577	15.559333	157,267.7208
01/01/2016 to 12/31/2016	15.559333	15.223933	151,513.4858
01/01/2017 to 12/31/2017	15.223933	19.258908	123,320.4487
01/01/2018 to 12/31/2018	19.258908	16.348294	127,493.3271
01/01/2019 to 12/31/2019	16.348294	20.706275	140,765.0658
01/01/2020 to 12/31/2020	20.706275	23.098536	157,015.2734
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	200,316.8246
01/01/2015 to 12/31/2015	1.036303	0.966894	398,440.1857
01/01/2016 to 12/31/2016	0.966894	1.060567	1,666,879.1129
01/01/2017 to 12/31/2017	1.060567	1.178791	2,168,419.8112
01/01/2018 to 12/31/2018	1.178791	1.075154	2,090,130.6017
01/01/2019 to 12/31/2019	1.075154	1.294685	2,286,646.2489
01/01/2020 to 12/31/2020	1.294685	1.429326	3,005,530.2932
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.882186	15.230028	717,970.0400
01/01/2012 to 12/31/2012	15.230028	16.405011	740,330.0488
01/01/2013 to 12/31/2013	16.405011	14.691194	755,632.9037
01/01/2014 to 12/31/2014	14.691194	14.920994	666,290.5091
01/01/2015 to 12/31/2015	14.920994	14.270235	664,863.7022
01/01/2016 to 12/31/2016	14.270235	14.787955	640,847.4518
01/01/2017 to 12/31/2017	14.787955	15.103670	630,808.6840
01/01/2018 to 12/31/2018	15.103670	14.548395	556,091.9340
01/01/2019 to 12/31/2019	14.548395	15.548169	527,964.7321
01/01/2020 to 12/31/2020	15.548169	17.118183	561,638.3593
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	1,473,398.0333
01/01/2012 to 12/31/2012	16.810768	18.130822	1,535,943.3620
01/01/2013 to 12/31/2013	18.130822	17.553861	1,619,920.0927
01/01/2014 to 12/31/2014	17.553861	18.053464	1,502,813.0370
01/01/2015 to 12/31/2015	18.053464	17.821192	1,421,679.3778
01/01/2016 to 12/31/2016	17.821192	18.050091	1,346,080.2025
01/01/2017 to 12/31/2017	18.050091	18.619489	1,366,155.7398
01/01/2018 to 12/31/2018	18.619489	18.335457	1,309,059.8827
01/01/2019 to 12/31/2019	18.335457	19.630105	1,355,143.5334
01/01/2020 to 12/31/2020	19.630105	21.025449	1,542,086.5202

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	218,009.9504
01/01/2014 to 12/31/2014	10.760741	11.539586	444,693.0672
01/01/2015 to 12/31/2015	11.539586	11.248011	781,784.4332
01/01/2016 to 12/31/2016	11.248011	11.609667	896,195.2561
01/01/2017 to 12/31/2017	11.609667	13.347780	1,076,736.2918
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	2,651,897.0752
01/01/2013 to 12/31/2013	1.068883	1.161756	7,500,547.4185
01/01/2014 to 12/31/2014	1.161756	1.235499	9,298,958.2734
01/01/2015 to 12/31/2015	1.235499	1.208822	9,760,410.6448
01/01/2016 to 12/31/2016	1.208822	1.260662	10,334,627.5948
01/01/2017 to 12/31/2017	1.260662	1.422324	10,554,309.9266
01/01/2018 to 12/31/2018	1.422324	1.271556	19,406,210.2806
01/01/2019 to 12/31/2019	1.271556	1.524890	16,954,259.7181
01/01/2020 to 12/31/2020	1.524890	1.536865	16,483,138.4421
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995727	10.394057	8,889.8469
01/01/2020 to 12/31/2020	10.394057	10.709471	86,840.8379
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.744313	11.715944	2,168,281.3770
01/01/2012 to 12/31/2012	11.715944	13.049283	2,156,530.2401
01/01/2013 to 12/31/2013	13.049283	14.546415	2,109,629.7609
01/01/2014 to 12/31/2014	14.546415	15.193036	2,038,109.7717
01/01/2015 to 12/31/2015	15.193036	14.702394	1,948,923.9606
01/01/2016 to 12/31/2016	14.702394	15.351912	1,890,576.2888
01/01/2017 to 12/31/2017	15.351912	17.557565	1,739,402.9435
01/01/2018 to 12/31/2018	17.557565	16.199718	1,575,727.2133
01/01/2019 to 12/31/2019	16.199718	19.126097	1,561,222.2153
01/01/2020 to 12/31/2020	19.126097	20.733683	1,618,630.7663
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320254	10.936433	1,197,356.4387
01/01/2012 to 12/31/2012	10.936433	12.417139	1,273,236.2424
01/01/2013 to 12/31/2013	12.417139	14.471865	1,322,776.7142
01/01/2014 to 12/31/2014	14.471865	15.053334	1,423,596.7467
01/01/2015 to 12/31/2015	15.053334	14.515517	1,364,575.6622
01/01/2016 to 12/31/2016	14.515517	15.313728	1,263,552.8957
01/01/2017 to 12/31/2017	15.313728	18.084793	1,210,285.3726
01/01/2018 to 12/31/2018	18.084793	16.288604	1,149,947.2074
01/01/2019 to 12/31/2019	16.288604	19.686723	1,092,344.2216
01/01/2020 to 12/31/2020	19.686723	21.520529	1,042,900.2197

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	59,848.6689
01/01/2012 to 12/31/2012	46.809866	54.508674	54,901.2159
01/01/2013 to 12/31/2013	54.508674	71.977697	50,922.1883
01/01/2014 to 12/31/2014	71.977697	80.483634	57,275.0135
01/01/2015 to 12/31/2015	80.483634	76.595331	59,612.2791
01/01/2016 to 12/31/2016	76.595331	87.660534	60,841.5612
01/01/2017 to 12/31/2017	87.660534	101.197115	52,070.1801
01/01/2018 to 12/31/2018	101.197115	90.735027	61,868.3083
01/01/2019 to 12/31/2019	90.735027	113.312169	66,069.2263
01/01/2020 to 12/31/2020	113.312169	115.054198	84,629.0876
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.561395	10.253499	421,617.8746
01/01/2012 to 12/31/2012	10.253499	11.505166	410,322.7756
01/01/2013 to 12/31/2013	11.505166	15.510711	384,139.2428
01/01/2014 to 12/31/2014	15.510711	17.266223	368,143.3511
01/01/2015 to 12/31/2015	17.266223	18.180606	355,802.9187
01/01/2016 to 12/31/2016	18.180606	19.061252	341,563.7792
01/01/2017 to 12/31/2017	19.061252	23.471390	274,066.4694
01/01/2018 to 12/31/2018	23.471390	22.658908	333,311.3303
01/01/2019 to 12/31/2019	22.658908	29.315026	408,376.6242
01/01/2020 to 12/31/2020	29.315026	35.855867	578,994.0294
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	65,413.6692
01/01/2012 to 12/31/2012	24.690934	27.952215	66,844.6796
01/01/2013 to 12/31/2013	27.952215	35.952829	56,472.8224
01/01/2014 to 12/31/2014	35.952829	38.910717	49,288.8808
01/01/2015 to 12/31/2015	38.910717	34.958606	48,427.4016
01/01/2016 to 12/31/2016	34.958606	39.857152	46,874.3764
01/01/2017 to 12/31/2017	39.857152	43.071564	45,393.3228
01/01/2018 to 12/31/2018	43.071564	38.198462	41,473.6156
01/01/2019 to 12/31/2019	38.198462	48.633939	39,023.0839
01/01/2020 to 12/31/2020	48.633939	51.671243	40,443.0952
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.626784	14.454596	137,705.6790
01/01/2012 to 12/31/2012	14.454596	16.851844	138,037.3203
01/01/2013 to 12/31/2013	16.851844	22.065390	133,245.4708
01/01/2014 to 12/31/2014	22.065390	24.661707	139,242.5397
01/01/2015 to 12/31/2015	24.661707	22.123409	130,885.4456
01/01/2016 to 12/31/2016	22.123409	24.716601	124,796.1860
01/01/2017 to 12/31/2017	24.716601	27.030786	113,999.4901
01/01/2018 to 12/31/2018	27.030786	23.133732	106,098.4728
01/01/2019 to 12/31/2019	23.133732	30.948654	99,461.6935
01/01/2020 to 12/31/2020	30.948654	31.377170	104,053.0791

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	2,539,196.0714
01/01/2013 to 12/31/2013	10.957512	10.327163	2,920,770.5774
01/01/2014 to 12/31/2014	10.327163	10.964080	2,795,189.2772
01/01/2015 to 12/31/2015	10.964080	10.869017	2,624,370.0034
01/01/2016 to 12/31/2016	10.869017	10.869961	2,635,254.7740
01/01/2017 to 12/31/2017	10.869961	11.008908	2,561,503.4869
01/01/2018 to 12/31/2018	11.008908	10.858890	2,340,244.7381
01/01/2019 to 12/31/2019	10.858890	11.521848	2,071,022.5882
01/01/2020 to 12/31/2020	11.521848	12.245716	2,001,444.6726
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	13.296585	14.601457	264,677.4697
01/01/2014 to 12/31/2014	14.601457	13.931004	247,640.0471
01/01/2015 to 12/31/2015	13.931004	13.452671	242,246.4518
01/01/2016 to 12/31/2016	13.452671	13.949597	233,789.4366
01/01/2017 to 12/31/2017	13.949597	18.574226	183,052.8330
01/01/2018 to 12/31/2018	18.574226	15.181257	170,294.6896
01/01/2019 to 12/31/2019	15.181257	19.841342	156,765.9851
01/01/2020 to 12/31/2020	19.841342	24.727348	164,565.8115
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.996195	7.611678	397,755.6362
01/01/2012 to 12/31/2012	7.611678	8.823283	401,871.8083
01/01/2013 to 04/26/2013	8.823283	9.153894	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	450,135.7970
01/01/2012 to 12/31/2012	10.523629	10.386964	505,762.4811
01/01/2013 to 12/31/2013	10.386964	10.252804	803,505.9153
01/01/2014 to 12/31/2014	10.252804	10.120377	470,620.3227
01/01/2015 to 12/31/2015	10.120377	9.989661	440,926.1714
01/01/2016 to 12/31/2016	9.989661	9.871691	421,876.9768
01/01/2017 to 12/31/2017	9.871691	9.806376	548,959.4099
01/01/2018 to 12/31/2018	9.806376	9.828947	648,715.8946
01/01/2019 to 12/31/2019	9.828947	9.884211	861,305.2488
01/01/2020 to 12/31/2020	9.884211	9.774946	1,227,231.4691
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	29,595.0548
01/01/2015 to 12/31/2015	14.428629	14.158877	79,083.2624
01/01/2016 to 12/31/2016	14.158877	14.609129	47,162.9294
01/01/2017 to 12/31/2017	14.609129	15.420652	88,073.1827
01/01/2018 to 12/31/2018	15.420652	14.822983	101,032.4522
01/01/2019 to 12/31/2019	14.822983	16.348736	121,963.8099
01/01/2020 to 12/31/2020	16.348736	17.672766	128,414.3214
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	1,839,746.7192
01/01/2012 to 12/31/2012	12.218191	13.375464	1,889,389.3641
01/01/2013 to 12/31/2013	13.375464	14.401451	1,700,032.5566
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	3,646,668.8013
01/01/2012 to 12/31/2012	12.055244	13.373515	3,728,224.1563
01/01/2013 to 12/31/2013	13.373515	15.078692	3,468,198.1015
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	4,893,364.9583
01/01/2015 to 12/31/2015	14.939452	14.588222	4,536,454.5791
01/01/2016 to 12/31/2016	14.588222	15.276432	4,188,478.0195
01/01/2017 to 12/31/2017	15.276432	16.684472	3,837,335.9304
01/01/2018 to 12/31/2018	16.684472	15.743057	3,290,528.6440
01/01/2019 to 12/31/2019	15.743057	17.963287	2,957,139.9320
01/01/2020 to 12/31/2020	17.963287	19.687774	2,795,845.9312
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	6,810,930.9727
01/01/2012 to 12/31/2012	11.647420	13.097782	6,718,718.2601
01/01/2013 to 12/31/2013	13.097782	15.439211	6,504,050.0785
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	6,269,267.9691
01/01/2015 to 12/31/2015	16.028157	15.620560	5,816,133.4534
01/01/2016 to 12/31/2016	15.620560	16.514354	5,554,992.9786
01/01/2017 to 12/31/2017	16.514354	18.703090	5,036,749.0299
01/01/2018 to 12/31/2018	18.703090	17.329580	4,478,849.1661
01/01/2019 to 12/31/2019	17.329580	20.428279	3,942,799.9726
01/01/2020 to 12/31/2020	20.428279	22.956479	4,124,129.4236
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	1,918,159.7292
01/01/2012 to 12/31/2012	11.280553	12.884423	1,923,850.2189
01/01/2013 to 12/31/2013	12.884423	16.013844	2,349,431.3718
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.701527	9.407894	865,702.3112
01/01/2012 to 12/31/2012	9.407894	10.783002	750,661.4929
01/01/2013 to 04/26/2013	10.783002	11.612168	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	2,217,219.7864
01/01/2015 to 12/31/2015	16.617936	16.125078	2,091,235.7720
01/01/2016 to 12/31/2016	16.125078	17.212553	2,021,503.6410
01/01/2017 to 12/31/2017	17.212553	20.246539	1,866,829.2480
01/01/2018 to 12/31/2018	20.246539	18.362506	1,843,853.9320
01/01/2019 to 12/31/2019	18.362506	22.426119	1,767,045.6709
01/01/2020 to 12/31/2020	22.426119	25.809139	1,653,856.8293

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.978623	14.694020	73,382.2475
01/01/2012 to 12/31/2012	14.694020	16.182973	75,610.6237
01/01/2013 to 12/31/2013	16.182973	21.805972	76,695.7813
01/01/2014 to 12/31/2014	21.805972	21.884643	70,570.2693
01/01/2015 to 12/31/2015	21.884643	19.514168	67,061.7717
01/01/2016 to 12/31/2016	19.514168	23.625404	64,415.8964
01/01/2017 to 12/31/2017	23.625404	26.245405	57,838.7565
01/01/2018 to 12/31/2018	26.245405	22.428769	62,675.1174
01/01/2019 to 12/31/2019	22.428769	27.328242	68,014.0572
01/01/2020 to 12/31/2020	27.328242	28.587567	74,310.2585
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.281226	14.286034	53,019.2062
01/01/2012 to 12/31/2012	14.286034	16.625196	54,399.3909
01/01/2013 to 12/31/2013	16.625196	20.940119	62,496.1639
01/01/2014 to 12/31/2014	20.940119	19.285912	73,518.1302
01/01/2015 to 12/31/2015	19.285912	20.132407	74,352.4319
01/01/2016 to 12/31/2016	20.132407	21.030225	72,194.4984
01/01/2017 to 12/31/2017	21.030225	27.079955	59,730.6055
01/01/2018 to 12/31/2018	27.079955	21.232252	60,519.4942
01/01/2019 to 12/31/2019	21.232252	25.785606	64,448.7213
01/01/2020 to 12/31/2020	25.785606	27.689107	61,954.3501
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	52.831122	53.809528	16,609.0486
01/01/2017 to 12/31/2017	53.809528	63.107265	9,434.8261
01/01/2018 to 12/31/2018	63.107265	62.067858	14,562.7697
01/01/2019 to 12/31/2019	62.067858	80.040838	16,872.8004
01/01/2020 to 12/31/2020	80.040838	87.672552	25,106.1850
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	19.097595	17.932990	13,198.5501
01/01/2012 to 12/31/2012	17.932990	19.536993	12,977.5442
01/01/2013 to 12/31/2013	19.536993	25.593388	10,492.4895
01/01/2014 to 12/31/2014	25.593388	28.024451	9,011.5879
01/01/2015 to 12/31/2015	28.024451	27.593167	11,595.5100
01/01/2016 to 04/29/2016	27.593167	27.774621	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	459,107.7137
01/01/2012 to 12/31/2012	12.260793	13.638720	468,035.7525
01/01/2013 to 12/31/2013	13.638720	17.976382	435,063.5010
01/01/2014 to 12/31/2014	17.976382	19.597857	365,909.3935
01/01/2015 to 12/31/2015	19.597857	19.783193	345,090.3406
01/01/2016 to 12/31/2016	19.783193	20.924343	322,563.8285
01/01/2017 to 12/31/2017	20.924343	24.562676	288,424.2930
01/01/2018 to 12/31/2018	24.562676	24.183272	237,792.2680
01/01/2019 to 12/31/2019	24.183272	31.216354	204,129.1797
01/01/2020 to 12/31/2020	31.216354	34.226155	195,428.0262

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.157349	18.081245	56,195.7216
01/01/2014 to 12/31/2014	18.081245	19.788822	40,756.4492
01/01/2015 to 12/31/2015	19.788822	20.041923	41,285.7927
01/01/2016 to 12/31/2016	20.041923	20.803413	38,668.1770
01/01/2017 to 12/31/2017	20.803413	25.656031	34,332.9448
01/01/2018 to 12/31/2018	25.656031	23.828515	35,401.3366
01/01/2019 to 12/31/2019	23.828515	31.244629	48,890.8336
01/01/2020 to 12/31/2020	31.244629	40.519306	80,485.6332
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.596416	13.332640	60,151.2637
01/01/2012 to 12/31/2012	13.332640	13.951718	63,987.4558
01/01/2013 to 04/26/2013	13.951718	15.059331	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	260,179.0412
01/01/2012 to 12/31/2012	12.276458	14.002167	375,016.8387
01/01/2013 to 12/31/2013	14.002167	18.898229	369,935.4665
01/01/2014 to 12/31/2014	18.898229	20.285133	298,216.4749
01/01/2015 to 12/31/2015	20.285133	22.133484	284,010.3310
01/01/2016 to 12/31/2016	22.133484	21.819252	244,894.8018
01/01/2017 to 12/31/2017	21.819252	29.504939	193,508.3114
01/01/2018 to 12/31/2018	29.504939	29.154924	248,044.5020
01/01/2019 to 12/31/2019	29.154924	38.129955	308,598.4684
01/01/2020 to 12/31/2020	38.129955	58.854513	417,002.5549
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.947595	7.543923	53,714.4930
01/01/2012 to 12/31/2012	7.543923	8.389614	54,107.0701
01/01/2013 to 04/26/2013	8.389614	9.018898	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	176,855.4652
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.737050	16.645052	82,898.0683
01/01/2012 to 12/31/2012	16.645052	17.017605	128,698.8816
01/01/2013 to 12/31/2013	17.017605	16.366043	144,359.7561
01/01/2014 to 12/31/2014	16.366043	17.036667	187,500.3262
01/01/2015 to 12/31/2015	17.036667	16.807150	227,133.9319
01/01/2016 to 12/31/2016	16.807150	16.936216	332,959.0334
01/01/2017 to 12/31/2017	16.936216	17.209161	359,892.8941
01/01/2018 to 12/31/2018	17.209161	16.902260	333,486.5424
01/01/2019 to 12/31/2019	16.902260	18.075875	437,374.4267
01/01/2020 to 12/31/2020	18.075875	19.070881	742,398.6186

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.331163	16.724655	57,802.7567
01/01/2012 to 12/31/2012	16.724655	19.357826	58,634.7896
01/01/2013 to 12/31/2013	19.357826	25.366238	70,190.1421
01/01/2014 to 12/31/2014	25.366238	27.345252	61,889.0222
01/01/2015 to 12/31/2015	27.345252	26.269357	62,726.6488
01/01/2016 to 12/31/2016	26.269357	31.137512	63,748.3955
01/01/2017 to 12/31/2017	31.137512	35.532236	52,841.6178
01/01/2018 to 12/31/2018	35.532236	31.014968	58,974.3332
01/01/2019 to 12/31/2019	31.014968	38.433166	76,693.8284
01/01/2020 to 12/31/2020	38.433166	42.892879	97,245.7351
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.791765	11.029218	86,662.6302
01/01/2012 to 12/31/2012	11.029218	12.838985	84,462.5138
01/01/2013 to 12/31/2013	12.838985	15.389934	88,352.8466
01/01/2014 to 12/31/2014	15.389934	14.229479	93,172.3052
01/01/2015 to 12/31/2015	14.229479	13.861585	111,037.1973
01/01/2016 to 12/31/2016	13.861585	13.815092	115,455.8044
01/01/2017 to 12/31/2017	13.815092	16.984266	102,613.6783
01/01/2018 to 12/31/2018	16.984266	14.396100	139,158.0067
01/01/2019 to 12/31/2019	14.396100	17.276350	173,871.5397
01/01/2020 to 12/31/2020	17.276350	18.334488	220,979.6616
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.785176	16.796145	62,106.8831
01/01/2012 to 12/31/2012	16.796145	19.221546	65,513.5374
01/01/2013 to 12/31/2013	19.221546	26.206184	90,823.8890
01/01/2014 to 12/31/2014	26.206184	27.091268	87,124.1907
01/01/2015 to 12/31/2015	27.091268	25.528264	74,122.1773
01/01/2016 to 12/31/2016	25.528264	30.471454	71,472.8170
01/01/2017 to 12/31/2017	30.471454	34.379898	66,254.4147
01/01/2018 to 12/31/2018	34.379898	30.130783	85,666.8710
01/01/2019 to 12/31/2019	30.130783	37.237239	126,860.2988
01/01/2020 to 12/31/2020	37.237239	43.833555	160,950.1134
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.021908	12.061008	363,405.8935
01/01/2012 to 12/31/2012	12.061008	13.741140	372,829.3790
01/01/2013 to 12/31/2013	13.741140	17.863205	370,720.5991
01/01/2014 to 12/31/2014	17.863205	19.942122	364,691.2366
01/01/2015 to 12/31/2015	19.942122	19.864338	388,086.8068
01/01/2016 to 12/31/2016	19.864338	21.839640	407,132.6976
01/01/2017 to 12/31/2017	21.839640	26.135595	348,394.0381
01/01/2018 to 12/31/2018	26.135595	24.549939	401,413.0732
01/01/2019 to 12/31/2019	24.549939	31.696765	556,966.6717
01/01/2020 to 12/31/2020	31.696765	36.863396	888,628.1599
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.178853	22.424400	163,060.0422
01/01/2014 to 12/31/2014	22.424400	24.472630	162,497.0486
01/01/2015 to 12/31/2015	24.472630	24.068496	156,017.1012
01/01/2016 to 12/31/2016	24.068496	27.106389	141,100.1354
01/01/2017 to 12/31/2017	27.106389	31.461750	105,012.1120
01/01/2018 to 12/31/2018	31.461750	27.872891	83,581.1681
01/01/2019 to 12/31/2019	27.872891	35.724288	106,020.4001
01/01/2020 to 12/31/2020	35.724288	36.551238	147,484.3152

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.922471	8.759302	269,494.8913
01/01/2012 to 12/31/2012	8.759302	9.848736	289,819.5892
01/01/2013 to 04/26/2013	9.848736	10.791833	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.331335	25.406323	74,608.1384
01/01/2014 to 12/31/2014	25.406323	25.002832	66,874.0657
01/01/2015 to 12/31/2015	25.002832	24.773678	61,728.6032
01/01/2016 to 12/31/2016	24.773678	28.951791	56,827.8556
01/01/2017 to 12/31/2017	28.951791	33.005218	50,058.1096
01/01/2018 to 12/31/2018	33.005218	30.300893	40,048.2047
01/01/2019 to 12/31/2019	30.300893	38.704864	50,535.0689
01/01/2020 to 12/31/2020	38.704864	47.662736	53,931.5872
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	96,062.3990
01/01/2012 to 12/31/2012	14.688795	15.264435	102,008.1430
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.679193	22.338144	74,946.7657
01/01/2014 to 12/31/2014	22.338144	23.995717	95,702.8632
01/01/2015 to 12/31/2015	23.995717	26.175789	132,511.8730
01/01/2016 to 12/31/2016	26.175789	26.233477	133,045.3042
01/01/2017 to 12/31/2017	26.233477	34.564517	127,190.8525
01/01/2018 to 12/31/2018	34.564517	33.721892	211,671.8672
01/01/2019 to 12/31/2019	33.721892	43.468653	296,739.7338
01/01/2020 to 12/31/2020	43.468653	58.627265	399,228.2698
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.974360	6.203232	178,714.0209
01/01/2012 to 12/31/2012	6.203232	6.864666	183,707.5824
01/01/2013 to 04/26/2013	6.864666	7.180810	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.854763	15.508279	68,660.5045
01/01/2012 to 12/31/2012	15.508279	15.701587	70,217.9685
01/01/2013 to 12/31/2013	15.701587	17.165667	66,656.3962
01/01/2014 to 12/31/2014	17.165667	13.754473	82,161.9141
01/01/2015 to 12/31/2015	13.754473	9.129253	93,131.4240
01/01/2016 to 12/31/2016	9.129253	12.952943	75,958.6266
01/01/2017 to 12/31/2017	12.952943	12.691359	86,162.9786
01/01/2018 to 12/31/2018	12.691359	8.912242	84,787.5344
01/01/2019 to 12/31/2019	8.912242	9.883579	87,816.7339
01/01/2020 to 12/31/2020	9.883579	11.821658	78,136.9556
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.643757	31.805345	74,769.2425
01/01/2017 to 12/31/2017	31.805345	33.886110	74,631.1118
01/01/2018 to 12/31/2018	33.886110	32.100147	140,234.3533
01/01/2019 to 12/31/2019	32.100147	36.195749	201,106.0775
01/01/2020 to 12/31/2020	36.195749	38.089689	300,957.5866

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	90,987.8510
01/01/2012 to 12/31/2012	24.357741	27.154250	86,811.5075
01/01/2013 to 12/31/2013	27.154250	28.942193	88,179.8312
01/01/2014 to 12/31/2014	28.942193	29.947945	74,039.3867
01/01/2015 to 12/31/2015	29.947945	28.918367	78,216.9896
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	31.269438	32.483167	35,370.3530
01/01/2017 to 12/31/2017	32.483167	34.625211	31,127.3290
01/01/2018 to 12/31/2018	34.625211	32.837356	22,564.9068
01/01/2019 to 12/31/2019	32.837356	37.047429	17,422.8921
01/01/2020 to 12/31/2020	37.047429	39.044508	20,604.3861
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	25.405794	25.945508	44,500.4642
01/01/2012 to 12/31/2012	25.945508	28.542174	41,591.9148
01/01/2013 to 12/31/2013	28.542174	28.571028	43,679.7639
01/01/2014 to 12/31/2014	28.571028	29.454919	43,874.6015
01/01/2015 to 12/31/2015	29.454919	28.650770	42,402.4682
01/01/2016 to 04/29/2016	28.650770	29.370884	0.0000
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.660648	18.351099	79,746.8160
01/01/2012 to 12/31/2012	18.351099	18.664872	81,299.9807
01/01/2013 to 12/31/2013	18.664872	18.257014	73,716.9175
01/01/2014 to 12/31/2014	18.257014	18.480764	74,745.5285
01/01/2015 to 12/31/2015	18.480764	18.298079	72,488.4496
01/01/2016 to 12/31/2016	18.298079	18.246206	112,236.9654
01/01/2017 to 12/31/2017	18.246206	18.313039	87,066.0908
01/01/2018 to 12/31/2018	18.313039	18.201314	110,658.8134
01/01/2019 to 12/31/2019	18.201314	19.004680	105,600.6965
01/01/2020 to 12/31/2020	19.004680	19.679948	137,868.2852

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios
The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly Met/Wellington Core Equity Opportunities Portfolio) (Class E) (closed effective May 1, 2016); and Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E) (closed effective May 1, 2016).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: American Funds® International Portfolio (Class C) merged into Brighthouse Funds Trust II: Baillie Gifford International Stock Portfolio (Class B);
•	Brighthouse Funds Trust I: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B);
•	Brighthouse Funds Trust I: RCM Technology Portfolio (Class B) merged into Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B); and
•	Brighthouse Funds Trust I: Turner Mid Cap Growth Portfolio (Class B) merged into Brighthouse Funds Trust II: Frontier Mid Cap Growth Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio II (Class B) (formerly Janus Forty Portfolio) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B).
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class E) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class E).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Variable Series Funds, Inc. (Class III)
BlackRock Global Allocation V.I. Fund	Seeks high total investment return.	BlackRock Advisors, LLC
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AB International Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Portfolio (Class C)	Seeks to achieve growth of capital.	Brighthouse Investment Advisers, LLC; Capital Research and Management CompanySM
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio (Class B)	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)*	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)	Seeks a high level of current income.	Brighthouse Investment Advisers, LLC Subadviser: Eaton Vance Management
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio (Class B)#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Balanced-Risk Allocation Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Core Bond Portfolio (Class B)	Seeks to maximize total return.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Global Active Allocation Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio (Class B)	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)*	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PanAgora Global Diversified Risk Portfolio (Class B)*	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio (Class B)	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)*	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Emerging Markets Enhanced Index Portfolio (Class B)	Seeks to provide total return, primarily through capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Wells Capital Management Mid Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wells Capital Management
Western Asset Management Government Income Portfolio (Class B)*	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Artisan Mid Cap Value Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio (Class B)	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio (Class G)*	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio (Class G)	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife MSCI EAFE® Index Portfolio (Class G)	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio (Class G)	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
* If you elect the GMIB Max I rider, you must allocate your Purchase Payments and Account Value among these Investment Portfolios. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) These Investment Portfolios are also available for investment if you do not elect the GMIB Max I rider.
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for GMIB Plus III, GMIB Plus I, and Lifetime Withdrawal Guarantee II.”)
B-3

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
C-1

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
C-2

12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
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APPENDIX D
Guaranteed Minimum Income Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit. (These examples use the annual increase rate for the GMIB Plus III rider, 5%. If a contract was issued with certain other versions of the GMIB rider, the annual increase rate is 6% instead of 5%. See “Living Benefits — Guaranteed Income Benefits.”) Example (7) shows how required minimum distributions affect the Income Base when the GMIB Plus III is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus III is selected. Assume the Account Value at the first contract anniversary is $100,000.
The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
         (If a contract is issued with the GMIB Max I rider, or if a contract was issued with certain versions of the GMIB Plus I rider, the annual increase rate is 6% instead of 5%. See “Living Benefits — Guaranteed Income Benefits.”)
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65,
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the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(3) The Highest Anniversary Value (“HAV”)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus III rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals.On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus III rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract
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anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus III rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $533 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $611; if the owner were age 75, the income base of $162,889 would yield monthly payments of $717.)
          Assume the owner chooses to exercise the GMIB Plus III rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income
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type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus III may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

         With the GMIB, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.
(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus III rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus III allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore,
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may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus III is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus III rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus III rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus III remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus III rider charge remains at its current level; and
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(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

(7) Required Minimum Distribution Examples — GMIB Plus III
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2014 and the GMIB Plus III rider is selected. Assume that on the first contract anniversary (September 1, 2015), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2015 with respect to this contract is $6,000, and the required minimum distribution amount for 2016 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2015) and the second contract anniversary (September 1, 2016) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:
(a)  5% or
(b)  the required minimum distribution rate (as defined below).
The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater,divided by the sum of (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract
Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any (i) subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2016) is greater than $6,000 (the required minimum distribution amount for 2015), (c) is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
          If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2015 through August 2016). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2016, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2015, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2015 divided by 12). From January through August 2016, the Owner receives
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$600 per month ($600 equals the $7,200 required minimum distribution amount for 2016 divided by 12). The Owner receives $2,000 in 2015 and $4,800 in 2016, for a total of $6,800.)
         Withdrawals Outside the Automated Required Minimum Distribution Program
          If the contract Owner withdraws the $6,000 required minimum distribution amount for 2015 in December 2015 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
          If the contract Owner withdraws the $7,200 required minimum distribution amount for 2016 in January 2016 and makes no other withdrawals from September 2015 through August 2016, the Annual Increase Amount on September 1, 2016 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
         Withdrawals in Excess of the Required Minimum Distribution Amounts
         Assume the contract Owner withdraws $7,250 on September 1, 2015 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2015 and 2016, the annual increase rate will be 5% and the Annual Increase
Amount on the second contract anniversary (September 1, 2016) will be $97,387.50. On September 1, 2015, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2016) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
        No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2016 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2015 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB Plus III, the Annual Increase Amount is limited to a maximum of 350% of your Purchase Payments or, if greater, 350% of the Annual Increase Amount as increased by the most recent Optional Step-Up. (Under the GMIB Max I, the Annual Increase Amount is limited to a maximum of 275% of your purchase payments or, if greater, 275% of the Annual Increase Amount as increased by the most recent Optional Step-Up.)
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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A and B are for the Lifetime Withdrawal Guarantee II rider. Examples C and D are for a previous version of the Lifetime Withdrawal Guarantee II rider. Examples E through L are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee II
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal during a Contract Year in which the Owner attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)
(The Withdrawal Rates for the Joint Life version of the LWG II rider and for contracts with the LWG II rider issued before December 14, 2009 are different. See “Living Benefits — Description of the Lifetime Withdrawal Guarantee II — Annual Benefit Payment.”)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal during a Contract Year in which he or she attains or will attain age 76 or older, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the Contract Year in which he or she will attain age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
B.    Lifetime Withdrawal Guarantee II — Automatic Annual Step-Ups (No Withdrawals)
Assume that a contract Owner, age 67 at issue, elected the Single Life version of the Lifetime Withdrawal Guarantee II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assume the Account Value has increased to $110,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
At the second contract anniversary, assume the Account Value has increased to $120,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Assume that on the third through the eighth contract anniversaries the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. No Automatic Annual Step-Up will take place on the third through the eighth contract anniversaries and the Annual Benefit Payment will remain $6,000 ($120,000 × 5%). Assume the Account Value at the ninth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $120,000 to $150,000. Because the contract Owner is now age 76 and has not taken any withdrawals before the Contract Year in which the Owner reached age 76, the Withdrawal Rate will also reset from 5% to 6%. The Annual Benefit Payment will be reset to $9,000 ($150,000 × 6%).
C.     For Contracts Issued Before December 14, 2009 — Lifetime Withdrawal Guarantee II — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year’s Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 × 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 × 5%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 × 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 × 5%).
If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 × 5%).

D.    For Contracts Issued Before December 14, 2009 — Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)
Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider on a contract issued before December 14, 2009 and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to

$110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).
At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).
E.    Enhanced GWB — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
F.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
G.    Enhanced GWB — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
H.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
I.    Enhanced GWB — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

J.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.
The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

K.     Enhanced GWB — How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
L.    Enhanced GWB — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-2

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY
and
Brighthouse Variable Annuity Account B
Class AA
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 52 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 51 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
Clarion Global Real Estate Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
1

Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Stock Index Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund
PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust (Class IB)
Putnam VT Sustainable Leaders Fund
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 87 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
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TABLE OF CONTENTS	Page	Page

3

4

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................23
Accumulation Phase........................................................17
Accumulation Unit..........................................................22
Annual Benefit Payment......................................53 and 60
Annuitant........................................................................86
Annuity Date..................................................................38
Annuity Options.............................................................39
Annuity Payments...........................................................38
Annuity Service Center......................................................8
Annuity Units..................................................................38
Beneficiary......................................................................86
Benefit Base.....................................................................60
Business Day...................................................................19
Contract Year......................................................18 and 43
Fixed Account.................................................................17
Free Look........................................................................22
Good Order....................................................................84
Guaranteed Accumulation Amount.................................65
Guaranteed Withdrawal Amount....................................61
GWB Withdrawal Rate...................................................60
Income Base....................................................................45
Income Phase..................................................................17
Investment Portfolios......................................................23
Joint Owners...................................................................86
Owner.............................................................................86
Purchase Payment...........................................................18
Remaining Guaranteed Withdrawal Amount..................52
Separate Account............................................................81
Total Guaranteed Withdrawal Amount...........................51
5

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HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or the guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account”.)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
7

Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
8

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
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The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 3)	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charge (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%

Total Separate Account Annual Expenses Including Charge for Optional Death Benefit	1.50%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses.”)
Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses.”)
Note 3. We are waiving the following amounts of the mortality and expense charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.91% for the subaccount investing in the BlackRock Capital Appreciation Portfolio (Class A); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the PIMCO Total Return Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.92% for the subaccount investing in the T. Rowe Price Large Cap Growth Portfolio (Class B).
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Additional Optional Rider Charges (Note 1)
Guaranteed Minimum Income Benefit (GMIB) Rider Charges
(as a percentage of the Income Base (Note 2))

GMIB Plus I — maximum charge	1.50%
GMIB Plus I — current charge	0.95%

GMIB	0.50%

Lifetime Withdrawal Guarantee Rider Charges
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 3))

Lifetime Withdrawal Guarantee II
Single Life version — maximum charge	1.60%
Single Life version — current charge	1.25%
Joint Life version — maximum charge	1.80%
Joint Life version — current charge	1.50%

Lifetime Withdrawal Guarantee I
Single Life version — maximum charge	0.95%
Single Life version — current charge	0.50%
Joint Life version — maximum charge	1.40%
Joint Life version — current charge	0.70%

Note 1. You may only elect one living benefit rider at a time. Certain charges and expenses may not apply during the Income Phase of the contract. Additionally, charges for riders may vary depending on your Contract issue date and the specific benefits elected. (See “Expenses.”)
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
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Guaranteed Withdrawal Benefit Rider Charges
(as a percentage of the Guaranteed Withdrawal Amount (Note 4))

Enhanced Guaranteed Withdrawal Benefit — maximum charge	1.00%
Enhanced Guaranteed Withdrawal Benefit — current charge	0.55%

Guaranteed Withdrawal Benefit I — maximum charge	0.95%
Guaranteed Withdrawal Benefit I — current charge	0.50%

Guaranteed Minimum Accumulation Benefit Rider Charge
(as a percentage of the Guaranteed Accumulation Amount (Note 5))	0.75%

Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefits” for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit I rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See “Expenses.”)
Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See “Living Benefits — Guaranteed Minimum Accumulation Benefit” for a definition of the term Guaranteed Accumulation Amount.
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The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.53%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund	0.71%	0.25%	0.20%	0.01%	1.17%	—	1.17%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
American Funds® Balanced Allocation Portfolio	0.06%	0.55%	0.01%	0.40%	1.02%	—	1.02%
American Funds® Growth Allocation Portfolio	0.06%	0.55%	0.01%	0.42%	1.04%	—	1.04%
American Funds® Moderate Allocation Portfolio	0.06%	0.55%	0.02%	0.38%	1.01%	—	1.01%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse Small Cap Value Portfolio	0.75%	0.25%	0.04%	0.08%	1.12%	0.01%	1.11%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Small Cap Growth Portfolio	0.85%	0.25%	0.04%	—	1.14%	0.08%	1.06%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
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Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
T. Rowe Price Mid Cap Growth Portfolio	0.75%	0.25%	0.03%	—	1.03%	—	1.03%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio	0.79%	0.25%	0.05%	—	1.09%	0.12%	0.97%
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.25%	0.02%	—	0.98%	0.12%	0.86%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Stock Index Portfolio	0.25%	0.25%	0.03%	—	0.53%	0.01%	0.52%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
T. Rowe Price Large Cap Growth Portfolio	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
Fidelity ® Variable Insurance Products
Equity-Income Portfolio	0.43%	0.25%	0.10%	—	0.78%	—	0.78%
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Fund	0.81%	0.25%	0.05%	0.02%	1.13%	0.02%	1.11%
PIMCO Variable Insurance Trust
PIMCO High Yield Portfolio	0.60%	0.15%	0.04%	—	0.79%	—	0.79%
PIMCO Low Duration Portfolio	0.50%	0.15%	0.04%	—	0.69%	—	0.69%
Putnam Variable Trust
Putnam VT Sustainable Leaders Fund	0.55%	0.25%	0.11%	—	0.91%	—	0.91%
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The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assmuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,189	$1,976	$2,785	$5,097
minimum	$1,113	$1,752	$2,420	$4,409

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$489	$1,436	$2,425	$5,097
minimum	$413	$1,212	$2,060	$4,409

Chart 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$913	$1,136	$1,363	$2,139

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$213	$596	$1,003	$2,139
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice (a guaranteed account option is available in connection with an Enhanced Dollar Cost Averaging program during the Accumulation Phase, and a fixed Annuity Payment option is available during the Income Phase). All references in this prospectus to investments in or transfers into the Fixed Account shall only apply to contracts issued prior to May 1, 2003.
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
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All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit (GWB) or Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Benefit Base of the GWB, the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the
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Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under “Investment Allocation Restrictions for Certain Riders.”
If you chose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee I” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you choose the Guaranteed Minimum Accumulation Benefit rider, until the rider terminates, we require you to allocate your Purchase Payments and Account Value solely to one Investment Portfolio (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) (you may participate in the EDCA program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Allocation. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee II, you must comply with certain
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investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, American Funds® Balanced Allocation Portfolio, American Funds® Growth Allocation Portfolio, American Funds® Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Brighthouse Asset Allocation 20 Portfolio, Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Brighthouse Asset Allocation 80 Portfolio, Brighthouse Balanced Plus Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, SSGA Growth ETF Portfolio, and/or BlackRock Ultra-Short Term Bond Portfolio
OR
(B) You must allocate:
•	at least 15% of Purchase Payments or Account Value to Platform 1 portfolios;
•	up to 85% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
AQR Global Risk Balanced Portfolio
Baillie Gifford International Stock Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Wellington Core Equity Opportunities Portfolio
Fidelity VIP Equity-Income Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco V.I. International Growth Fund
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MetLife Stock Index Portfolio
MFS® Research International Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO High Yield Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Large Cap Value Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
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Platform 3
Morgan Stanley Discovery Portfolio
Putnam VT Sustainable Leaders Fund
T. Rowe Price Mid Cap Growth Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
Loomis Sayles Small Cap Growth Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.
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Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the
Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
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Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 51 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Certain Investment Portfolios described in the fund prospectuses may not be available with your contract. (See Appendix A.) Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
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Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
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We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new
Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:
Invesco V.I. International Growth Fund
Brighthouse Funds Trust I
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio (Class B)
American Funds® Balanced Allocation Portfolio (Class C)
American Funds® Growth Allocation Portfolio (Class C)
American Funds® Moderate Allocation Portfolio (Class C)
AQR Global Risk Balanced Portfolio (Class B)
BlackRock Global Tactical Strategies Portfolio (Class B)
Brighthouse Asset Allocation 100 Portfolio (Class B)
Brighthouse Balanced Plus Portfolio (Class B)
Brighthouse Small Cap Value Portfolio (Class B)
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)
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Clarion Global Real Estate Portfolio (Class B)
Invesco Balanced-Risk Allocation Portfolio (Class B)
Invesco Comstock Portfolio (Class B)
Invesco Small Cap Growth Portfolio (Class B)
JPMorgan Global Active Allocation Portfolio (Class B)
Loomis Sayles Growth Portfolio (Class B)
MetLife Multi-Index Targeted Risk Portfolio (Class B)
MFS® Research International Portfolio (Class B)
Morgan Stanley Discovery Portfolio (Class B)
PanAgora Global Diversified Risk Portfolio (Class B)
PIMCO Total Return Portfolio (Class B)
Schroders Global Multi-Asset Portfolio (Class B)
SSGA Growth and Income ETF Portfolio (Class B)
SSGA Growth ETF Portfolio (Class B)
T. Rowe Price Large Cap Value Portfolio (Class B)
T. Rowe Price Mid Cap Growth Portfolio (Class B)
Victory Sycamore Mid Cap Value Portfolio (Class B)
Western Asset Management Government Income Portfolio (Class B)
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
Baillie Gifford International Stock Portfolio (Class B)
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Stock Index Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
T. Rowe Price Large Cap Growth Portfolio (Class B)
T. Rowe Price Small Cap Growth Portfolio (Class B)
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:
Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Templeton Foreign VIP Fund
PIMCO Variable Insurance Trust (Administrative Class)
PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:
PIMCO High Yield Portfolio
PIMCO Low Duration Portfolio
Putnam Variable Trust (Class IB)
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:
Putnam VT Sustainable Leaders Fund
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
American Funds® Balanced Allocation Portfolio
American Funds® Growth Allocation Portfolio
American Funds® Moderate Allocation Portfolio
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or other exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees
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and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and “Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
•	If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the Investment Portfolio you chose at issue until the rider terminates. Please refer to the
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section “Living Benefits — Guaranteed Minimum Accumulation Benefit.”
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series® portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
Baillie Gifford International Stock Portfolio
Brighthouse Small Cap Value Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Clarion Global Real Estate Portfolio
Invesco Small Cap Growth Portfolio
Invesco V.I. International Growth Fund
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
PIMCO High Yield Portfolio
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T. Rowe Price Small Cap Growth Portfolio
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance
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companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.
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2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations
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based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.
Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the BlackRock Bond Income Portfolio and 60% to be in the T. Rowe Price Mid Cap Growth Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the BlackRock Bond Income Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the BlackRock Bond Income Portfolio to bring its value back to 40% and use the money to buy more units in the T. Rowe Price Mid Cap Growth Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses
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of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charge. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Guaranteed Minimum Income Benefit — Rider Charge
We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefits — Guaranteed Income Benefits” for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.
The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:
•	the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);
•	because it is the 30th day following the contract anniversary prior to the Owner’s 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or
•	the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I).
The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract
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purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See “Death Benefit.”)
Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge
There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).
If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.
For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I”) on the contract anniversary prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee II” and “Description of the Lifetime Withdrawal Guarantee I” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit”) on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Enhanced Guaranteed Withdrawal Benefit” and “Description of the Guaranteed Withdrawal Benefit I” for information on Optional Resets.)
If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.
If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.
The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.
Lifetime Withdrawal Guarantee Riders — Automatic Annual Step-Up. We reserve the right to increase the
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Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Automatic Annual Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Automatic Annual Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.
•	For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Automatic Annual Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.
(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)
Lifetime Withdrawal Guarantee Riders — Rider Charges. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Guaranteed Withdrawal Benefit Riders — Optional Reset. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
•	If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.
Guaranteed Withdrawal Benefit Riders — Rider Charges. For contracts issued with the Enhanced GWB rider on or
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after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.
For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.
The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.
Guaranteed Minimum Accumulation Benefit — Rider Charge
If you elected the GMAB rider, we will deduct a charge that compensates us generally for the costs and risks we assume in providing the benefit. This charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see “Living Benefits — Guaranteed Minimum Accumulation Benefit”) at the end of the prior Contract Year. The GMAB rider charge is deducted from your Account Value pro rata from the Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a
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withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples of circumstances which reduce our sales expenses are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or
Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not
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incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as a Guaranteed Minimum Income Benefit, a Guaranteed Withdrawal Benefit, or the Guaranteed Minimum Accumulation Benefit, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the GMIB Plus I or Lifetime Withdrawal Guarantee riders) or Guaranteed Accumulation Payment (for the GMAB rider) that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a
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higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
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A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and
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the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata GMIB, GWB or GMAB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal
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must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). After the first Contract Year, you can receive payments annually or semi-annually. We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
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We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Overview of Living Benefit Riders
We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We have offered three types of living benefit riders — guaranteed income benefits, guaranteed withdrawal benefits, and a guaranteed asset accumulation benefit:
Guaranteed Income Benefits
•	Guaranteed Minimum Income Benefit Plus (GMIB Plus I)
•	Guaranteed Minimum Income Benefit (GMIB)
Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.
Guaranteed Withdrawal Benefits
•	Lifetime Withdrawal Guarantee II (LWG II)
•	Lifetime Withdrawal Guarantee I (LWG I)
•	Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)
•	Guaranteed Withdrawal Benefit I (GWB I)
The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1⁄2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2), even after the entire amount of Purchase Payments has been returned.
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Guaranteed Asset Accumulation Benefit
•	Guaranteed Minimum Accumulation Benefit (GMAB)
The Guaranteed Minimum Accumulation Benefit is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted investment portfolios you select.
Guaranteed Income Benefits
At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.
You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.
Facts About the Guaranteed Income Benefit Riders
Income Base and GMIB Annuity Payments. Under the GMIB, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your annuity date to then-current annuity purchase rates.
If you exercise the GMIB rider, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, “you” always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.
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Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
GMIB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a GMIB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
GMIB Plus I, GMIB and Qualified Contracts. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.
(See Appendix D for examples illustrating the operation of the GMIB.)
Description of GMIB Plus I
The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. The GMIB Plus I rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the issue date, the “Annual Increase Amount” is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and
(ii)    is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.
The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
The Annual Increase Amount is limited to 190% of the greater of: (a) your Purchase Payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 190% of the new, higher Annual Increase Amount, if it is greater than 190% of your Purchase Payments.
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Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (6%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a
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one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
Each Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a 190% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
Investment Allocation Restrictions. For a detailed description of the GMIB Plus I investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for Certain Riders.”
If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
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The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus I rider will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.
Exercising the GMIB Plus I Rider. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor Annuity Option is only available if the youngest Annuitant’s attained age is 55 or older.
These options are described in the contract and the GMIB Plus I rider.
The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity
2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 85 to 90 are the same as those for attained age 84. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the GMIB Plus I produces is less than the amount of annuity income that would be provided by applying your Account Value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Purchase Payments”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.
Terminating the GMIB Plus I Rider. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:
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a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.
(See Appendix D for examples illustrating the operation of the GMIB Plus I.)
Description of GMIB
The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.
The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:
(1)    The additional charge for GMIB is lower (see “Expenses — Guaranteed Minimum Income Benefit — Rider Charge”).
(2)    The GMIB income base is calculated as described above for GMIB Plus I, except that:
a.    withdrawals may be payable as you direct without affecting the withdrawal adjustments;
b.    the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner’s 81st birthday and 0% thereafter; and
c.    if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(3)    There is no Guaranteed Principal Option.
(4)    There is no Optional Step-Up feature.
(5)    The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments
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guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).
(6)    The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum.
(7)    The following replaces termination provision a), above:
The 30th day following the contract anniversary on or following your 85th birthday.
(8)    The following replaces termination provision d), above:
Death of the Owner or Joint Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract.
(9)    If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary on or following the spouse’s 85th birthday);
we will permit the spouse to exercise the GMIB rider within the 30 days following the contract anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.
(10)  The following replaces termination provision e), above:
A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract. Currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract.
(11)  Termination provisions f) and g), above, do not apply.
(12)  There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.
Guaranteed Withdrawal Benefits
We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I).
Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1⁄2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1⁄2 at the time of the first withdrawal), even after the entire amount of Purchase Payments has been returned. (See “Description of the Lifetime Withdrawal Guarantee II” below.)
If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 86. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals. The rider guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantee riders, and the Benefit Base (as described below) under the Enhanced GWB and GWB I riders, cannot be taken as a lump sum. (However, if you cancel a Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the
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Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the Lifetime Withdrawal Guarantee II — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the guranteed withdrawal benefit riders guarantee that you or your Beneficiary will receive from the contract over time may be less than the initial Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders. This reduction may be significant and means that return of your Purchase Payments may be lost. The GWB rider charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount for the Enhanced GWB and GWB I or Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee riders until termination of the rider.
Rider Charges. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee or Benefit Base for GWB I, as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.
Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the GWB riders is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base for the Enhanced GWB and GWB I, or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders, at the time of the withdrawal, if the Benefit Base for the Enhanced GWB and GWB I or the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee riders is greater than the Account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.
Lifetime Withdrawal Guarantee, GWB, and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.
(See Appendix E for examples of the GWB.)
Description of the Lifetime Withdrawal Guarantee II
The Lifetime Withdrawal Guarantee II rider is no longer available for sale.
Total Guaranteed Withdrawal Amount. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total
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Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments, and we decrease the Remaining Guaranted Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under “Annual Benefit Payment,” the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see “Additional Information” below).
6% Compounding Income Amount. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.
We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
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Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;
•	if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and
•	may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Automatic Annual Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
For contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.
For contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you take your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).
If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.
It is important to note:
•	If you take your first withdrawal before the date you reach age 59 1⁄2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1⁄2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero.
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This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.
•	If you take your first withdrawal on or after the date you reach age 59 1⁄2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1⁄2), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse’s life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1⁄2). Therefore, you will be guaranteed income for life.
•	The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see “Annual Benefit Payment” above).
•	If you have elected the LWG II, you should carefully consider when to begin taking withdrawals. If you begin taking withdrawals too soon, you may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 6% Compounding Income Amount once you make your first withdrawal. However, if you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
•	You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your financial representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. If you do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate (see “Annual Benefit Payment” above for how the Withdrawal Rate is determined).
In addition, as noted above, if you take an Excess Withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An Excess
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Withdrawal that reduces the Account Value to zero will terminate the contract.
If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see Appendix E, “A. Lifetime Withdrawal Guarantee II – 2. When Withdrawals Do Exceed the Annual Benefit Payment.”
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the LWG II rider, there are certain investment allocation restrictions. For a detailed description of the LWG II investment allocation restrictions, see “Purchase — Investment Allocation Restrictions for Certain Riders.” If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.
Joint Life Version. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the
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LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1⁄2 at the time of the first withdrawal.
The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see “Annual Benefit Payment” above). The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see “6% Compounding Income Amount” below).
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply.
For contracts issued on or before February 23, 2009, the current charge for the Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See “Automatic Annual Step-Up” above.)
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in “Purchase — Investment Allocation Restrictions for Certain Riders” will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.
Termination of the Lifetime Withdrawal Guarantee II Rider. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary
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Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider;
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or
(8)    the date you assign your contract (a pro rata portion of the rider charge will be assessed).
Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.
Additional Information. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary’s withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
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Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG II rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG II rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity
Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG II rider.
Description of the Lifetime Withdrawal Guarantee I
The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.
Total Guaranteed Withdrawal Amount. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Remaining Guaranteed Withdrawal Amount. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.
Compounding Income Amount. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal
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Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.
Annual Benefit Payment. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See “Description of the Lifetime Withdrawal Guarantee II — Annual Benefit Payment” above.)
Automatic Annual Step-Up. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner’s 86th birthday.
Rider Charge. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see “Expenses — Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit — Rider Charge”).
Age and Other Purchase Requirements. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and
(2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.
Termination. Termination provision (8) under “Termination of the Lifetime Withdrawal Guarantee II Rider” does not apply to the Lifetime Withdrawal Guarantee I rider.
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	the AB Global Dynamic Allocation Portfolio
(b)	the American Funds® Balanced Allocation Portfolio
(c)	the American Funds® Growth Allocation Portfolio
(d)	the American Funds® Moderate Allocation Portfolio
(e)	the AQR Global Risk Balanced Portfolio
(f)	the BlackRock Global Tactical Strategies Portfolio
(g)	the BlackRock Ultra-Short Term Bond Portfolio
(h)	the Brighthouse Asset Allocation 20 Portfolio
(i)	the Brighthouse Asset Allocation 40 Portfolio
(j)	the Brighthouse Asset Allocation 60 Portfolio
(k)	the Brighthouse Asset Allocation 80 Portfolio
(l)	the Brighthouse Balanced Plus Portfolio
(m)	the Invesco Balanced-Risk Allocation Portfolio
(n)	the JPMorgan Global Active Allocation Portfolio
(o)	the MetLife Multi-Index Targeted Risk Portfolio
(p)	the PanAgora Global Diversified Risk Portfolio
(q)	the Schroders Global Multi-Asset Portfolio
(r)	the SSGA Growth and Income ETF Portfolio
(s)	the SSGA Growth ETF Portfolio
(t)	Western Asset Management Government Income Portfolio
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You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Description of the Enhanced Guaranteed Withdrawal Benefit
Benefit Base. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.
The Benefit Base is equal to:
•	Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;
•	Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus Amount;
•	Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and
•	If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.
(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)
Annual Benefit Payment. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. You should not take Excess Withdrawals. If you do take an Excess Withdrawal, or if a withdrawal is not payable to the contract Owner or the contract Owner’s bank account (or to the Annuitant or the Annuitant’s bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.
(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)
You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is
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not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Guaranteed Withdrawal Amount. We assess the GWB rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.
Optional Reset. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to “lock-in” a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.
An Optional Reset will:
•	Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;
•	Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and
•	Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).
You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).
We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.
If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned
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by a non-natural person). The same conditions will apply to each Automatic Annual Reset.
In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)
It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.
Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).
For contracts issued prior to July 16, 2007, you may elect an Optional Reset beginning with the third contract anniversary (as long as it is prior to the Owner’s 86th birthday) and at any subsequent contract anniversary prior to the Owner’s 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.
Cancellation of the Enhanced GWB Rider. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.
Termination of the Enhanced GWB Rider. The Enhanced GWB rider will terminate upon the earliest of:
(1)    the date you make a full withdrawal of your Account Value;
(2)    the date you apply all of your Account Value to an Annuity Option;
(3)    the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);
(4)    the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;
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(5)    a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);
(6)    the effective date of the cancellation of the rider; or
(7)    the termination of your contract.
Additional Information. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.
If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) of a Non-Qualified Contract should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.
If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified
Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.
Enhanced GWB and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value.
If you annuitize at the latest date permitted, you must elect one of the following options:
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(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    Elect to receive the Annual Benefit Payment under the Enhanced GWB rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.
If you do not select an Annuity Option or elect to receive payments under the Enhanced GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Enhanced GWB rider.
Description of the Guaranteed Withdrawal Benefit I
The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.
Optional Reset. Starting with the fifth contract anniversary (as long as it is prior to the Owner’s 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner’s 86th birthday.
Guaranteed Minimum Accumulation Benefit
The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.
The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the “Rider Maturity Date”). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.
If you elected the GMAB rider, we required you to allocate your Purchase Payments and all of your Account Value to one of three Investment Portfolios (see the “Original Investment Portfolios” in the table below). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available Brighthouse Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The Investment Portfolio that you chose at the time you elected the GMAB determines the percentage of Purchase Payments that equals the guaranteed amount. The original Investment Portfolios available at the time you chose the GMAB rider, the percentage of Purchase Payments that determined the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:
Original Investment Portfolio	Guaranteed Amount (% of Purchase Payments)	Years to Rider Maturity Date
MetLife Defensive Strategy Portfolio(1)	130%	10 years
MetLife Moderate Strategy Portfolio(2)	120%	10 years
MetLife Balanced Strategy Portfolio(3)	110%	10 years

(1)    Effective as of April 28, 2014, the MetLife Defensive Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(2)    Effective as of April 28, 2014, the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II.
(3)    Effective as of April 28, 2014, the MetLife Balanced Strategy Portfolio of Brighthouse Funds Trust I merged into the Brighthouse Asset Allocation 60 Portfolio of Brighthouse Funds Trust II.
The Investment Portfolio mergers that occurred on April 28, 2014 did not affect the Guaranteed Amount under the GMAB.
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Within a 90 day period after April 28, 2014, contract owners who originally elected the MetLife Moderate Strategy Portfolio of Brighthouse Funds Trust I were permitted to make a one-time transfer of their entire Account Value from the Brighthouse Asset Allocation 40 Portfolio of Brighthouse Funds Trust II to the American Funds® Moderate Allocation Portfolio of Brighthouse Funds Trust I.
For more information about the Investment Portfolios, please see the prospectuses for the Investment Portfolios and the “Investment Portfolio Fees and Expenses” section and Appendix B of this prospectus.
This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.
Benefit Description. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the “GMAB Eligibility Period”), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the Investment Portfolio you selected. This guaranteed amount is the “Guaranteed Accumulation Amount.” The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.
On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which Investment Portfolio you selected at the time you elected the GMAB. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.
Example:
Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).
The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.
At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the “Guaranteed Accumulation Payment.”) The Guaranteed Accumulation Payment is allocated entirely to the Investment Portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).
If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.
If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or
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application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.
Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.
Example:
Assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio (now merged into the Brighthouse Asset Allocation 60 Portfolio). Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).
In contrast, assume that you made one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you selected the MetLife Balanced Strategy Portfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).
Rider Termination. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.
Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.
Cancellation. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.
GMAB and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the GMAB rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement
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will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity
Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.
The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the
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request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal(including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal(including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal(including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal(including any applicable withdrawal charge). On each contract anniversary prior to the Owner’s 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
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A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not
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want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking
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annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the GWB I, Enhanced GWB or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for GWB I and Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee) is paid out in fixed installments, or the Annual Benefit Payment (for Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
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Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as
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necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes
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paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans
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(including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I or Enhanced GWB) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
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If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is
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determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
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For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
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(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
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Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are 60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
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In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income
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payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under “Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the
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contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
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•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our
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service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
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Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
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Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	25.292025	23.173968	72,735.9387
01/01/2012 to 12/31/2012	23.173968	26.309466	93,888.3054
01/01/2013 to 12/31/2013	26.309466	30.769049	103,140.3354
01/01/2014 to 12/31/2014	30.769049	30.338152	98,517.8822
01/01/2015 to 12/31/2015	30.338152	29.104633	98,136.5118
01/01/2016 to 12/31/2016	29.104633	28.471565	96,156.5732
01/01/2017 to 12/31/2017	28.471565	34.423428	90,207.7044
01/01/2018 to 12/31/2018	34.423428	28.752147	84,088.2500
01/01/2019 to 12/31/2019	28.752147	36.322465	74,349.1251
01/01/2020 to 12/31/2020	36.322465	40.696329	69,838.3334
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	2,435,527.5653
01/01/2013 to 12/31/2013	10.550465	11.551854	2,864,439.0481
01/01/2014 to 12/31/2014	11.551854	12.216082	2,882,292.7986
01/01/2015 to 12/31/2015	12.216082	12.103911	2,888,417.6467
01/01/2016 to 12/31/2016	12.103911	12.352480	2,751,832.5647
01/01/2017 to 12/31/2017	12.352480	13.826296	2,593,610.3014
01/01/2018 to 12/31/2018	13.826296	12.670064	2,329,109.6888
01/01/2019 to 12/31/2019	12.670064	14.737407	2,063,088.1120
01/01/2020 to 12/31/2020	14.737407	15.400964	1,819,990.6201
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.863326	9.510068	2,334,134.4151
01/01/2012 to 12/31/2012	9.510068	10.635126	2,344,329.0324
01/01/2013 to 12/31/2013	10.635126	12.418392	2,256,489.1365
01/01/2014 to 12/31/2014	12.418392	12.973529	2,337,431.9617
01/01/2015 to 12/31/2015	12.973529	12.690204	2,121,626.0450
01/01/2016 to 12/31/2016	12.690204	13.477601	2,064,825.9976
01/01/2017 to 12/31/2017	13.477601	15.515650	1,873,214.2219
01/01/2018 to 12/31/2018	15.515650	14.624414	1,590,456.0662
01/01/2019 to 12/31/2019	14.624414	17.219797	1,481,017.5199
01/01/2020 to 12/31/2020	17.219797	19.603835	1,359,568.8238
A-1

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.381751	8.804928	804,042.7533
01/01/2012 to 12/31/2012	8.804928	10.074643	783,471.6550
01/01/2013 to 12/31/2013	10.074643	12.416587	748,144.0300
01/01/2014 to 12/31/2014	12.416587	13.013058	717,904.3166
01/01/2015 to 12/31/2015	13.013058	12.722429	694,627.7535
01/01/2016 to 12/31/2016	12.722429	13.655813	675,349.5094
01/01/2017 to 12/31/2017	13.655813	16.324795	621,345.0009
01/01/2018 to 12/31/2018	16.324795	15.152691	576,163.7553
01/01/2019 to 12/31/2019	15.152691	18.455313	531,820.8528
01/01/2020 to 12/31/2020	18.455313	21.256914	485,063.5781
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.108040	9.976909	1,203,805.4563
01/01/2012 to 12/31/2012	9.976909	10.892841	1,190,691.0061
01/01/2013 to 12/31/2013	10.892841	12.181525	1,114,383.9175
01/01/2014 to 12/31/2014	12.181525	12.731520	1,074,252.9272
01/01/2015 to 12/31/2015	12.731520	12.450914	1,040,900.3102
01/01/2016 to 12/31/2016	12.450914	13.125741	962,222.1619
01/01/2017 to 12/31/2017	13.125741	14.607311	869,628.4824
01/01/2018 to 12/31/2018	14.607311	13.897256	734,327.4224
01/01/2019 to 12/31/2019	13.897256	15.902250	657,866.1830
01/01/2020 to 12/31/2020	15.902250	17.699927	584,185.0335
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	2,779,735.9535
01/01/2013 to 12/31/2013	11.541250	10.983847	3,310,414.5068
01/01/2014 to 12/31/2014	10.983847	11.252874	3,214,887.1324
01/01/2015 to 12/31/2015	11.252874	10.024096	3,057,598.4831
01/01/2016 to 12/31/2016	10.024096	10.759754	2,847,192.0779
01/01/2017 to 12/31/2017	10.759754	11.639043	2,708,251.2725
01/01/2018 to 12/31/2018	11.639043	10.736950	2,442,534.2540
01/01/2019 to 12/31/2019	10.736950	12.683798	2,144,239.0223
01/01/2020 to 12/31/2020	12.683798	12.872350	1,967,073.4374
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	5,035,223.1176
01/01/2013 to 12/31/2013	10.279944	11.170834	5,835,737.7660
01/01/2014 to 12/31/2014	11.170834	11.655534	5,678,206.1149
01/01/2015 to 12/31/2015	11.655534	11.469519	5,623,373.8367
01/01/2016 to 12/31/2016	11.469519	11.799458	5,258,643.8245
01/01/2017 to 12/31/2017	11.799458	13.171261	4,929,075.0659
01/01/2018 to 12/31/2018	13.171261	12.042013	4,525,589.6321
01/01/2019 to 12/31/2019	12.042013	14.309493	3,982,019.1281
01/01/2020 to 12/31/2020	14.309493	14.703524	3,589,528.5683
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	38,823.6175
01/01/2012 to 12/31/2012	9.760397	10.037167	45,689.5567
01/01/2013 to 12/31/2013	10.037167	10.002501	148,534.2394
01/01/2014 to 12/31/2014	10.002501	9.957810	166,574.1275
01/01/2015 to 12/31/2015	9.957810	9.748493	159,261.3184
01/01/2016 to 12/31/2016	9.748493	9.904269	166,999.2261
01/01/2017 to 12/31/2017	9.904269	9.887143	147,318.8532
01/01/2018 to 12/31/2018	9.887143	9.781655	133,219.0040
01/01/2019 to 12/31/2019	9.781655	10.082745	115,696.4291
01/01/2020 to 12/31/2020	10.082745	10.143122	105,649.4337
A-2

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	807,354.5027
01/01/2012 to 12/31/2012	10.705026	12.310273	816,728.5994
01/01/2013 to 12/31/2013	12.310273	15.705375	809,678.9585
01/01/2014 to 12/31/2014	15.705375	16.258835	758,255.7643
01/01/2015 to 12/31/2015	16.258835	15.695113	738,149.1133
01/01/2016 to 12/31/2016	15.695113	16.849617	697,894.5880
01/01/2017 to 12/31/2017	16.849617	20.406454	617,364.0232
01/01/2018 to 12/31/2018	20.406454	18.077752	583,299.5414
01/01/2019 to 12/31/2019	18.077752	22.702706	480,005.2087
01/01/2020 to 12/31/2020	22.702706	26.593424	424,552.3995
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	4,785,733.5431
01/01/2013 to 12/31/2013	10.447619	11.770200	6,455,358.3348
01/01/2014 to 12/31/2014	11.770200	12.713680	6,667,555.6850
01/01/2015 to 12/31/2015	12.713680	12.012451	6,699,356.9267
01/01/2016 to 12/31/2016	12.012451	12.823491	6,641,879.8477
01/01/2017 to 12/31/2017	12.823491	14.949084	6,409,096.2807
01/01/2018 to 12/31/2018	14.949084	13.641161	5,969,470.8844
01/01/2019 to 12/31/2019	13.641161	16.604842	5,481,647.0323
01/01/2020 to 12/31/2020	16.604842	18.405105	5,109,801.3921
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.613554	15.792798	182,140.1743
01/01/2012 to 12/31/2012	15.792798	18.354655	173,430.5311
01/01/2013 to 12/31/2013	18.354655	23.948419	165,305.4638
01/01/2014 to 12/31/2014	23.948419	23.996560	154,427.0495
01/01/2015 to 12/31/2015	23.996560	22.360751	146,523.0492
01/01/2016 to 12/31/2016	22.360751	28.912816	129,750.7709
01/01/2017 to 12/31/2017	28.912816	31.815907	114,949.1355
01/01/2018 to 12/31/2018	31.815907	26.565372	102,379.5666
01/01/2019 to 12/31/2019	26.565372	33.700705	93,584.4737
01/01/2020 to 12/31/2020	33.700705	33.011825	92,037.8542
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	253,446.5863
01/01/2012 to 12/31/2012	10.023099	11.738767	269,265.7916
01/01/2013 to 12/31/2013	11.738767	10.987975	307,730.0150
01/01/2014 to 12/31/2014	10.987975	10.118507	319,413.1781
01/01/2015 to 12/31/2015	10.118507	8.590973	332,134.1789
01/01/2016 to 12/31/2016	8.590973	9.436499	301,226.8477
01/01/2017 to 12/31/2017	9.436499	11.929904	270,828.7015
01/01/2018 to 12/31/2018	11.929904	10.084773	274,873.9514
01/01/2019 to 12/31/2019	10.084773	11.996011	244,456.4805
01/01/2020 to 12/31/2020	11.996011	15.042847	215,749.2734
A-3

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	109,601.0729
01/01/2012 to 12/31/2012	13.176814	16.353057	103,197.8717
01/01/2013 to 12/31/2013	16.353057	16.680772	107,137.7295
01/01/2014 to 12/31/2014	16.680772	18.612590	205,407.7979
01/01/2015 to 12/31/2015	18.612590	18.078496	185,305.2510
01/01/2016 to 12/31/2016	18.078496	17.964995	162,442.6827
01/01/2017 to 12/31/2017	17.964995	19.599985	147,037.0293
01/01/2018 to 12/31/2018	19.599985	17.637343	132,687.3898
01/01/2019 to 12/31/2019	17.637343	21.685526	113,572.6508
01/01/2020 to 12/31/2020	21.685526	20.290007	114,746.8061
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	6,434,367.1040
01/01/2013 to 12/31/2013	1.047269	1.050877	10,064,819.5715
01/01/2014 to 12/31/2014	1.050877	1.093005	9,324,329.0080
01/01/2015 to 12/31/2015	1.093005	1.031456	9,147,680.9287
01/01/2016 to 12/31/2016	1.031456	1.135152	8,710,255.1494
01/01/2017 to 12/31/2017	1.135152	1.230132	8,456,397.0673
01/01/2018 to 12/31/2018	1.230132	1.133743	7,510,058.1083
01/01/2019 to 12/31/2019	1.133743	1.287519	6,819,167.0292
01/01/2020 to 12/31/2020	1.287519	1.396860	6,053,810.6860
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	254,576.1406
01/01/2012 to 12/31/2012	9.942277	11.607402	244,812.1339
01/01/2013 to 12/31/2013	11.607402	15.481667	226,255.4072
01/01/2014 to 12/31/2014	15.481667	16.671405	503,309.2300
01/01/2015 to 12/31/2015	16.671405	15.442562	499,490.7533
01/01/2016 to 12/31/2016	15.442562	17.844135	477,407.4663
01/01/2017 to 12/31/2017	17.844135	20.747096	418,143.9232
01/01/2018 to 12/31/2018	20.747096	17.952416	348,903.2994
01/01/2019 to 12/31/2019	17.952416	22.098580	304,387.9007
01/01/2020 to 12/31/2020	22.098580	21.658531	305,947.4789
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.782371	15.379785	119,155.9816
01/01/2012 to 12/31/2012	15.379785	17.911571	119,859.2900
01/01/2013 to 12/31/2013	17.911571	24.734051	113,840.9996
01/01/2014 to 12/31/2014	24.734051	26.293351	104,921.4460
01/01/2015 to 12/31/2015	26.293351	25.459025	106,694.7334
01/01/2016 to 12/31/2016	25.459025	27.947803	105,689.9378
01/01/2017 to 12/31/2017	27.947803	34.507567	94,950.8674
01/01/2018 to 12/31/2018	34.507567	30.915524	87,175.7452
01/01/2019 to 12/31/2019	30.915524	37.889106	81,191.3021
01/01/2020 to 12/31/2020	37.889106	58.510291	68,147.9539
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	4,675,069.8996
01/01/2013 to 12/31/2013	1.049314	1.147262	10,409,781.7676
01/01/2014 to 12/31/2014	1.147262	1.209021	11,691,916.4694
01/01/2015 to 12/31/2015	1.209021	1.201671	12,187,543.1814
01/01/2016 to 12/31/2016	1.201671	1.218145	11,371,768.8019
01/01/2017 to 12/31/2017	1.218145	1.399956	10,769,095.7256
01/01/2018 to 12/31/2018	1.399956	1.279878	10,089,305.4333
01/01/2019 to 12/31/2019	1.279878	1.474066	9,158,050.8940
01/01/2020 to 12/31/2020	1.474066	1.629594	8,052,740.7647
A-4

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	97,949.6271
01/01/2015 to 12/31/2015	1.039690	1.014136	428,181.1237
01/01/2016 to 12/31/2016	1.014136	1.018967	409,205.3225
01/01/2017 to 12/31/2017	1.018967	1.159314	554,677.7000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.497853	7.626325	261,982.2299
01/01/2012 to 12/31/2012	7.626325	8.902546	253,292.3439
01/01/2013 to 12/31/2013	8.902546	12.769341	239,093.3155
01/01/2014 to 12/31/2014	12.769341	14.955819	251,126.7588
01/01/2015 to 12/31/2015	14.955819	14.138445	237,924.7523
01/01/2016 to 12/31/2016	14.138445	14.301289	223,030.2552
01/01/2017 to 12/31/2017	14.301289	16.682495	197,101.9115
01/01/2018 to 12/31/2018	16.682495	15.272873	154,765.0456
01/01/2019 to 12/31/2019	15.272873	18.591584	143,352.7391
01/01/2020 to 12/31/2020	18.591584	24.216673	108,660.8381
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	2,277,817.3653
01/01/2014 to 12/31/2014	1.127695	1.213787	4,176,746.7414
01/01/2015 to 12/31/2015	1.213787	1.181225	6,559,425.7666
01/01/2016 to 12/31/2016	1.181225	1.214390	6,888,977.5341
01/01/2017 to 12/31/2017	1.214390	1.382315	6,763,364.4349
01/01/2018 to 12/31/2018	1.382315	1.263787	6,934,003.9376
01/01/2019 to 12/31/2019	1.263787	1.515266	6,744,336.0911
01/01/2020 to 12/31/2020	1.515266	1.590535	5,609,488.1591
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	166,125.8922
01/01/2012 to 12/31/2012	12.663042	14.557637	172,526.6740
01/01/2013 to 12/31/2013	14.557637	17.102618	165,679.9008
01/01/2014 to 12/31/2014	17.102618	15.677116	162,759.5801
01/01/2015 to 12/31/2015	15.677116	15.169757	156,455.2234
01/01/2016 to 12/31/2016	15.169757	14.813093	149,391.6458
01/01/2017 to 12/31/2017	14.813093	18.701869	136,796.2922
01/01/2018 to 12/31/2018	18.701869	15.843512	128,315.1424
01/01/2019 to 12/31/2019	15.843512	20.026848	117,190.6424
01/01/2020 to 12/31/2020	20.026848	22.295847	107,693.5448
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.746673	12.605011	50,070.6852
01/01/2012 to 12/31/2012	12.605011	13.568856	85,962.5568
01/01/2013 to 12/31/2013	13.568856	18.583175	103,178.0608
01/01/2014 to 12/31/2014	18.583175	18.492153	117,464.4025
01/01/2015 to 12/31/2015	18.492153	17.301835	122,374.6854
01/01/2016 to 12/31/2016	17.301835	15.602241	129,287.1912
01/01/2017 to 12/31/2017	15.602241	21.505421	115,953.0258
01/01/2018 to 12/31/2018	21.505421	23.333826	94,018.3924
01/01/2019 to 12/31/2019	23.333826	32.210753	74,079.0855
01/01/2020 to 12/31/2020	32.210753	80.315942	46,754.8873
A-5

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	15,911.0478
01/01/2015 to 12/31/2015	1.034873	0.963629	99,499.8342
01/01/2016 to 12/31/2016	0.963629	1.054874	378,139.1118
01/01/2017 to 12/31/2017	1.054874	1.170129	626,667.3969
01/01/2018 to 12/31/2018	1.170129	1.065107	649,685.9187
01/01/2019 to 12/31/2019	1.065107	1.280025	610,846.3314
01/01/2020 to 12/31/2020	1.280025	1.410312	498,821.1592
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	808,967.2453
01/01/2012 to 12/31/2012	16.521798	17.783373	826,695.4187
01/01/2013 to 12/31/2013	17.783373	17.183060	832,957.6213
01/01/2014 to 12/31/2014	17.183060	17.636801	751,728.6197
01/01/2015 to 12/31/2015	17.636801	17.375096	718,222.2656
01/01/2016 to 12/31/2016	17.375096	17.563105	649,118.5983
01/01/2017 to 12/31/2017	17.563105	18.081043	647,509.7999
01/01/2018 to 12/31/2018	18.081043	17.769450	581,027.3576
01/01/2019 to 12/31/2019	17.769450	18.986127	555,431.0887
01/01/2020 to 12/31/2020	18.986127	20.294962	520,634.5237
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	35,507.4593
01/01/2014 to 12/31/2014	10.745663	11.500391	60,265.5472
01/01/2015 to 12/31/2015	11.500391	11.187401	143,409.6693
01/01/2016 to 12/31/2016	11.187401	11.524039	143,414.9223
01/01/2017 to 12/31/2017	11.524039	13.222947	286,008.9368
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	2,395,307.2578
01/01/2013 to 12/31/2013	1.067415	1.157842	4,657,755.2630
01/01/2014 to 12/31/2014	1.157842	1.228877	5,493,700.8020
01/01/2015 to 12/31/2015	1.228877	1.199939	5,884,426.1656
01/01/2016 to 12/31/2016	1.199939	1.248899	5,352,235.5255
01/01/2017 to 12/31/2017	1.248899	1.406245	5,404,989.0713
01/01/2018 to 12/31/2018	1.406245	1.254655	7,638,153.9514
01/01/2019 to 12/31/2019	1.254655	1.501616	6,496,888.9216
01/01/2020 to 12/31/2020	1.501616	1.510376	6,016,176.5539
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.621510	11.570323	840,356.1870
01/01/2012 to 12/31/2012	11.570323	12.861209	826,779.6374
01/01/2013 to 12/31/2013	12.861209	14.308123	771,731.8321
01/01/2014 to 12/31/2014	14.308123	14.914289	764,535.0519
01/01/2015 to 12/31/2015	14.914289	14.403802	736,794.0862
01/01/2016 to 12/31/2016	14.403802	15.010083	693,629.4355
01/01/2017 to 12/31/2017	15.010083	17.132435	653,670.1249
01/01/2018 to 12/31/2018	17.132435	15.775687	575,517.9258
01/01/2019 to 12/31/2019	15.775687	18.588261	533,820.3371
01/01/2020 to 12/31/2020	18.588261	20.110268	487,572.4285
A-6

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.201872	10.800482	278,931.8708
01/01/2012 to 12/31/2012	10.800482	12.238157	321,050.0920
01/01/2013 to 12/31/2013	12.238157	14.234775	319,403.5847
01/01/2014 to 12/31/2014	14.234775	14.777130	297,688.1887
01/01/2015 to 12/31/2015	14.777130	14.220698	282,340.2719
01/01/2016 to 12/31/2016	14.220698	14.972728	278,774.3016
01/01/2017 to 12/31/2017	14.972728	17.646876	258,577.9171
01/01/2018 to 12/31/2018	17.646876	15.862223	232,695.8702
01/01/2019 to 12/31/2019	15.862223	19.133093	212,328.4915
01/01/2020 to 12/31/2020	19.133093	20.873421	194,364.6166
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	89,966.8888
01/01/2012 to 12/31/2012	46.004846	53.463670	81,377.8230
01/01/2013 to 12/31/2013	53.463670	70.456816	75,866.8009
01/01/2014 to 12/31/2014	70.456816	78.625612	71,321.5111
01/01/2015 to 12/31/2015	78.625612	74.677507	66,092.3243
01/01/2016 to 12/31/2016	74.677507	85.294928	59,667.0937
01/01/2017 to 12/31/2017	85.294928	98.270107	51,949.2393
01/01/2018 to 12/31/2018	98.270107	87.933467	46,484.7767
01/01/2019 to 12/31/2019	87.933467	109.594141	42,219.9690
01/01/2020 to 12/31/2020	109.594141	111.055970	40,732.7352
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.400548	10.077199	388,933.2119
01/01/2012 to 12/31/2012	10.077199	11.284630	370,724.0372
01/01/2013 to 12/31/2013	11.284630	15.183024	332,764.9315
01/01/2014 to 12/31/2014	15.183024	16.867677	301,167.7013
01/01/2015 to 12/31/2015	16.867677	17.725462	281,881.2931
01/01/2016 to 12/31/2016	17.725462	18.546927	261,285.4577
01/01/2017 to 12/31/2017	18.546927	22.792593	237,045.2822
01/01/2018 to 12/31/2018	22.792593	21.959376	201,067.3158
01/01/2019 to 12/31/2019	21.959376	28.353250	176,075.1590
01/01/2020 to 12/31/2020	28.353250	34.610036	153,149.3741
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	59,810.2986
01/01/2012 to 12/31/2012	23.991438	27.105776	57,542.9382
01/01/2013 to 12/31/2013	27.105776	34.794495	53,049.3945
01/01/2014 to 12/31/2014	34.794495	37.581838	66,638.7681
01/01/2015 to 12/31/2015	37.581838	33.697185	67,334.2647
01/01/2016 to 12/31/2016	33.697185	38.342201	64,406.1904
01/01/2017 to 12/31/2017	38.342201	41.351899	60,403.6671
01/01/2018 to 12/31/2018	41.351899	36.599616	54,565.7323
01/01/2019 to 12/31/2019	36.599616	46.505220	50,257.4944
01/01/2020 to 12/31/2020	46.505220	49.310571	48,171.2410
A-7

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	941,968.4751
01/01/2013 to 12/31/2013	10.920777	10.271969	838,206.6682
01/01/2014 to 12/31/2014	10.271969	10.883696	812,526.2224
01/01/2015 to 12/31/2015	10.883696	10.767769	796,217.7251
01/01/2016 to 12/31/2016	10.767769	10.747188	782,947.4627
01/01/2017 to 12/31/2017	10.747188	10.862878	760,949.6020
01/01/2018 to 12/31/2018	10.862878	10.693321	743,528.4746
01/01/2019 to 12/31/2019	10.693321	11.323502	692,374.1827
01/01/2020 to 12/31/2020	11.323502	12.010802	594,412.2683
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.297789	10.462752	10,002.0614
01/01/2012 to 12/31/2012	10.462752	12.302266	8,981.5479
01/01/2013 to 12/31/2013	12.302266	13.953700	150,160.3453
01/01/2014 to 12/31/2014	13.953700	13.286377	150,062.6661
01/01/2015 to 12/31/2015	13.286377	12.804527	144,182.7426
01/01/2016 to 12/31/2016	12.804527	13.250987	124,031.7740
01/01/2017 to 12/31/2017	13.250987	17.608888	109,129.1845
01/01/2018 to 12/31/2018	17.608888	14.363304	110,762.6889
01/01/2019 to 12/31/2019	14.363304	18.734812	94,825.9696
01/01/2020 to 12/31/2020	18.734812	23.301554	83,873.4790
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.445814	53.876982	3,821.1463
01/01/2012 to 12/31/2012	53.876982	56.935146	6,153.8194
01/01/2013 to 12/31/2013	56.935146	55.522287	11,577.4071
01/01/2014 to 12/31/2014	55.522287	58.420361	12,191.5833
01/01/2015 to 12/31/2015	58.420361	57.746684	9,497.3665
01/01/2016 to 12/31/2016	57.746684	58.517012	11,180.3070
01/01/2017 to 12/31/2017	58.517012	59.866806	11,934.7550
01/01/2018 to 12/31/2018	59.866806	58.607789	11,971.7500
01/01/2019 to 12/31/2019	58.607789	63.250775	10,565.6250
01/01/2020 to 12/31/2020	63.250775	67.500235	12,282.1947
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.216624	11.855434	2,184.5036
01/01/2012 to 12/31/2012	11.855434	13.356475	904.8191
01/01/2013 to 12/31/2013	13.356475	17.660136	955.6342
01/01/2014 to 12/31/2014	17.660136	18.945178	741.1423
01/01/2015 to 12/31/2015	18.945178	19.834975	778.2744
01/01/2016 to 12/31/2016	19.834975	19.556327	585.1176
01/01/2017 to 12/31/2017	19.556327	25.803001	573.3609
01/01/2018 to 12/31/2018	25.803001	26.032938	554.5098
01/01/2019 to 12/31/2019	26.032938	34.070425	544.0431
01/01/2020 to 12/31/2020	34.070425	47.210051	510.6054
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	22.159828	21.917220	0.0000
A-8

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	530,900.6489
01/01/2012 to 12/31/2012	10.342686	10.187859	507,143.3594
01/01/2013 to 12/31/2013	10.187859	10.036175	617,378.3875
01/01/2014 to 12/31/2014	10.036175	9.886750	472,904.6792
01/01/2015 to 12/31/2015	9.886750	9.739549	345,432.0003
01/01/2016 to 12/31/2016	9.739549	9.605299	337,508.0732
01/01/2017 to 12/31/2017	9.605299	9.522732	318,409.8553
01/01/2018 to 12/31/2018	9.522732	9.525474	447,447.1267
01/01/2019 to 12/31/2019	9.525474	9.559891	271,535.2396
01/01/2020 to 12/31/2020	9.559891	9.435267	343,091.2965
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.654521	23.043498	50,863.3031
01/01/2017 to 12/31/2017	23.043498	26.971363	52,289.4544
01/01/2018 to 12/31/2018	26.971363	26.473809	48,452.9563
01/01/2019 to 12/31/2019	26.473809	34.071627	50,892.5113
01/01/2020 to 12/31/2020	34.071627	37.245484	48,991.4073
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.462348	17.301901	32,227.3873
01/01/2012 to 12/31/2012	17.301901	18.811597	31,101.8810
01/01/2013 to 12/31/2013	18.811597	24.593916	33,466.6432
01/01/2014 to 12/31/2014	24.593916	26.876234	36,608.6414
01/01/2015 to 12/31/2015	26.876234	26.409734	38,890.7507
01/01/2016 to 04/29/2016	26.409734	26.565924	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	499,632.1459
01/01/2012 to 12/31/2012	12.049965	13.377280	483,647.6483
01/01/2013 to 12/31/2013	13.377280	17.596592	445,378.8379
01/01/2014 to 12/31/2014	17.596592	19.145478	407,613.3290
01/01/2015 to 12/31/2015	19.145478	19.287919	389,789.1151
01/01/2016 to 12/31/2016	19.287919	20.359742	351,371.5285
01/01/2017 to 12/31/2017	20.359742	23.852310	311,939.4877
01/01/2018 to 12/31/2018	23.852310	23.436673	270,684.1128
01/01/2019 to 12/31/2019	23.436673	30.192193	221,385.4620
01/01/2020 to 12/31/2020	30.192193	33.036902	194,414.7358
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	24,880.1869
01/01/2015 to 12/31/2015	14.152003	13.859669	66,456.9785
01/01/2016 to 12/31/2016	13.859669	14.271834	25,960.2619
01/01/2017 to 12/31/2017	14.271834	15.034609	28,928.8657
01/01/2018 to 12/31/2018	15.034609	14.422860	53,439.1618
01/01/2019 to 12/31/2019	14.422860	15.875647	78,737.3542
01/01/2020 to 12/31/2020	15.875647	17.126986	74,810.9682
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	3,591,003.5047
01/01/2015 to 12/31/2015	14.638826	14.266092	3,109,644.4998
01/01/2016 to 12/31/2016	14.266092	14.909258	2,747,153.3675
01/01/2017 to 12/31/2017	14.909258	16.251019	2,312,955.6387
01/01/2018 to 12/31/2018	16.251019	15.303241	1,955,497.9334
01/01/2019 to 12/31/2019	15.303241	17.426561	1,744,093.0537
01/01/2020 to 12/31/2020	17.426561	19.061263	1,584,848.3894
A-9

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	1,797,380.7744
01/01/2012 to 12/31/2012	12.044499	13.158840	1,825,052.8065
01/01/2013 to 12/31/2013	13.158840	14.139905	1,742,462.3903
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,186,042.4273
01/01/2012 to 12/31/2012	11.883856	13.156910	2,161,049.9487
01/01/2013 to 12/31/2013	13.156910	14.804837	2,079,019.4308
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	3,464,175.2637
01/01/2015 to 12/31/2015	15.705589	15.275602	3,299,772.4426
01/01/2016 to 12/31/2016	15.275602	16.117392	3,138,025.4799
01/01/2017 to 12/31/2017	16.117392	18.217161	2,847,106.6172
01/01/2018 to 12/31/2018	18.217161	16.845405	2,476,492.5850
01/01/2019 to 12/31/2019	16.845405	19.817860	2,315,829.8812
01/01/2020 to 12/31/2020	19.817860	22.225905	2,068,437.2531
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	3,672,263.3104
01/01/2012 to 12/31/2012	11.481813	12.885624	3,658,942.5642
01/01/2013 to 12/31/2013	12.885624	15.158788	3,525,724.9246
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	1,984,495.6892
01/01/2015 to 12/31/2015	16.283470	15.768948	1,891,239.0015
01/01/2016 to 12/31/2016	15.768948	16.798777	1,821,334.2832
01/01/2017 to 12/31/2017	16.798777	19.720479	1,684,411.7434
01/01/2018 to 12/31/2018	19.720479	17.849438	1,534,137.7812
01/01/2019 to 12/31/2019	17.849438	21.755960	1,412,265.1059
01/01/2020 to 12/31/2020	21.755960	24.987732	1,323,129.0151
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	2,271,663.4613
01/01/2012 to 12/31/2012	11.120139	12.675696	2,084,350.3717
01/01/2013 to 12/31/2013	12.675696	15.722958	2,088,378.2990
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	267,235.6821
01/01/2012 to 12/31/2012	12.065387	13.733793	378,991.9734
01/01/2013 to 12/31/2013	13.733793	18.498998	384,942.7840
01/01/2014 to 12/31/2014	18.498998	19.816928	346,430.0982
01/01/2015 to 12/31/2015	19.816928	21.579412	301,432.4655
01/01/2016 to 12/31/2016	21.579412	21.230540	283,725.3126
01/01/2017 to 12/31/2017	21.230540	28.651717	243,102.0454
01/01/2018 to 12/31/2018	28.651717	28.254906	194,898.0459
01/01/2019 to 12/31/2019	28.254906	36.879052	170,349.6403
01/01/2020 to 12/31/2020	36.879052	56.809833	127,281.5010
A-10

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	225,589.1643
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.609230	10.738517	18,876.8368
01/01/2012 to 12/31/2012	10.738517	11.730182	18,220.2989
01/01/2013 to 12/31/2013	11.730182	17.146193	16,046.0349
01/01/2014 to 12/31/2014	17.146193	17.048775	14,906.8405
01/01/2015 to 12/31/2015	17.048775	17.034637	11,858.4505
01/01/2016 to 12/31/2016	17.034637	17.795807	11,800.9050
01/01/2017 to 12/31/2017	17.795807	22.209513	10,283.8264
01/01/2018 to 12/31/2018	22.209513	21.938106	8,212.5917
01/01/2019 to 12/31/2019	21.938106	27.340669	6,480.2992
01/01/2020 to 12/31/2020	27.340669	36.101809	6,127.4971
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.838816	11.853637	388,654.7314
01/01/2012 to 12/31/2012	11.853637	13.477764	448,322.4256
01/01/2013 to 12/31/2013	13.477764	17.485837	425,390.0568
01/01/2014 to 12/31/2014	17.485837	19.481836	409,019.3876
01/01/2015 to 12/31/2015	19.481836	19.367068	394,671.4569
01/01/2016 to 12/31/2016	19.367068	21.250388	333,387.9816
01/01/2017 to 12/31/2017	21.250388	25.379799	322,711.6647
01/01/2018 to 12/31/2018	25.379799	23.792070	265,348.0334
01/01/2019 to 12/31/2019	23.792070	30.656909	261,874.7634
01/01/2020 to 12/31/2020	30.656909	35.582619	235,216.9160
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.166179	16.802976	373.8737
01/01/2012 to 12/31/2012	16.802976	18.165841	373.2473
01/01/2013 to 12/31/2013	18.165841	24.729525	41,083.3812
01/01/2014 to 12/31/2014	24.729525	24.288137	36,273.7154
01/01/2015 to 12/31/2015	24.288137	24.017442	34,595.7226
01/01/2016 to 12/31/2016	24.017442	28.011950	31,036.4525
01/01/2017 to 12/31/2017	28.011950	31.870180	29,280.1993
01/01/2018 to 12/31/2018	31.870180	29.200022	26,798.3236
01/01/2019 to 12/31/2019	29.200022	37.224152	23,736.6991
01/01/2020 to 12/31/2020	37.224152	45.747519	20,293.8519
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,443.5640
01/01/2012 to 12/31/2012	14.436229	14.971828	57,909.4290
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.951918	13.561104	32,556.7734
01/01/2012 to 12/31/2012	13.561104	15.852780	29,232.9039
01/01/2013 to 12/31/2013	15.852780	21.671233	91,808.5416
01/01/2014 to 12/31/2014	21.671233	23.232801	83,856.4354
01/01/2015 to 12/31/2015	23.232801	25.292922	84,985.2031
01/01/2016 to 12/31/2016	25.292922	25.298016	81,334.3285
01/01/2017 to 12/31/2017	25.298016	33.265633	73,288.1463
01/01/2018 to 12/31/2018	33.265633	32.389430	70,498.1098
01/01/2019 to 12/31/2019	32.389430	41.667655	71,144.3725
01/01/2020 to 12/31/2020	41.667655	56.085702	58,123.8234
A-11

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.085484	26.154990	377.2086
01/01/2012 to 12/31/2012	26.154990	28.673203	385.2488
01/01/2013 to 12/31/2013	28.673203	28.479873	402.7948
01/01/2014 to 12/31/2014	28.479873	29.539765	407.1793
01/01/2015 to 12/31/2015	29.539765	28.517778	399.9343
01/01/2016 to 12/31/2016	28.517778	30.425544	103,679.6705
01/01/2017 to 12/31/2017	30.425544	32.351465	110,902.1078
01/01/2018 to 12/31/2018	32.351465	30.584800	97,926.8969
01/01/2019 to 12/31/2019	30.584800	34.418174	94,097.8573
01/01/2020 to 12/31/2020	34.418174	36.146539	93,877.8365
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	81,421.8125
01/01/2012 to 12/31/2012	23.939057	26.633903	78,772.5970
01/01/2013 to 12/31/2013	26.633903	28.330869	75,734.9204
01/01/2014 to 12/31/2014	28.330869	29.256807	68,931.7906
01/01/2015 to 12/31/2015	29.256807	28.194523	67,632.6448
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	32.128267	28.284710	11,150.7915
01/01/2012 to 12/31/2012	28.284710	32.941481	11,591.3718
01/01/2013 to 12/31/2013	32.941481	39.905483	10,782.7116
01/01/2014 to 12/31/2014	39.905483	34.935168	9,817.8621
01/01/2015 to 12/31/2015	34.935168	32.180471	8,784.3183
01/01/2016 to 12/31/2016	32.180471	33.975994	7,951.6652
01/01/2017 to 12/31/2017	33.975994	39.059052	7,173.3666
01/01/2018 to 12/31/2018	39.059052	32.532939	6,740.9297
01/01/2019 to 12/31/2019	32.532939	36.063945	6,873.6581
01/01/2020 to 12/31/2020	36.063945	35.114130	6,209.2268
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.814807	14.756561	1,993.6000
01/01/2012 to 12/31/2012	14.756561	15.386358	1,954.9360
01/01/2013 to 12/31/2013	15.386358	15.136779	1,603.4627
01/01/2014 to 12/31/2014	15.136779	15.038364	1,625.1348
01/01/2015 to 12/31/2015	15.038364	14.860955	1,636.3729
01/01/2016 to 12/31/2016	14.860955	14.845407	1,611.2076
01/01/2017 to 12/31/2017	14.845407	14.822054	1,646.6915
01/01/2018 to 12/31/2018	14.822054	14.650281	1,677.6555
01/01/2019 to 12/31/2019	14.650281	15.013169	1,652.1500
01/01/2020 to 12/31/2020	15.013169	15.231355	1,630.0875
A-12

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	26.201652	24.055428	934.4235
01/01/2012 to 12/31/2012	24.055428	27.365133	959.6445
01/01/2013 to 12/31/2013	27.365133	32.067703	821.8524
01/01/2014 to 12/31/2014	32.067703	31.681946	1,015.6836
01/01/2015 to 12/31/2015	31.681946	30.454682	1,048.7408
01/01/2016 to 12/31/2016	30.454682	29.851906	1,151.4294
01/01/2017 to 12/31/2017	29.851906	36.164337	1,181.3521
01/01/2018 to 12/31/2018	36.164337	30.267120	1,240.2584
01/01/2019 to 12/31/2019	30.267120	38.312856	1,262.5818
01/01/2020 to 12/31/2020	38.312856	43.012583	1,268.3063
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	5,192,018.4825
01/01/2013 to 12/31/2013	10.585963	11.613923	6,121,721.7080
01/01/2014 to 12/31/2014	11.613923	12.306308	6,007,388.5324
01/01/2015 to 12/31/2015	12.306308	12.217725	5,757,554.2355
01/01/2016 to 12/31/2016	12.217725	12.493591	5,605,095.7518
01/01/2017 to 12/31/2017	12.493591	14.012153	5,232,197.7376
01/01/2018 to 12/31/2018	14.012153	12.866244	4,826,235.5412
01/01/2019 to 12/31/2019	12.866244	14.995554	4,311,288.7406
01/01/2020 to 12/31/2020	14.995554	15.702195	3,969,009.2861
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.916506	9.580447	4,373,980.8516
01/01/2012 to 12/31/2012	9.580447	10.735389	4,443,921.0701
01/01/2013 to 12/31/2013	10.735389	12.560555	4,307,870.1232
01/01/2014 to 12/31/2014	12.560555	13.148320	4,457,700.4844
01/01/2015 to 12/31/2015	13.148320	12.886937	4,250,706.2417
01/01/2016 to 12/31/2016	12.886937	13.713937	4,325,615.9157
01/01/2017 to 12/31/2017	13.713937	15.819230	4,102,085.9079
01/01/2018 to 12/31/2018	15.819230	14.940588	3,828,898.8744
01/01/2019 to 12/31/2019	14.940588	17.627298	3,935,564.2131
01/01/2020 to 12/31/2020	17.627298	20.108032	4,024,226.4808
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.432345	8.870103	1,575,219.1002
01/01/2012 to 12/31/2012	8.870103	10.169637	1,528,024.8347
01/01/2013 to 12/31/2013	10.169637	12.558744	1,410,445.0010
01/01/2014 to 12/31/2014	12.558744	13.188399	1,369,570.5393
01/01/2015 to 12/31/2015	13.188399	12.919678	1,342,400.1929
01/01/2016 to 12/31/2016	12.919678	13.895293	1,284,010.0205
01/01/2017 to 12/31/2017	13.895293	16.644222	1,157,875.4312
01/01/2018 to 12/31/2018	16.644222	15.480304	1,181,777.8433
01/01/2019 to 12/31/2019	15.480304	18.892073	1,269,914.8171
01/01/2020 to 12/31/2020	18.892073	21.803659	1,329,715.6042
A-13

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.162530	10.050728	2,257,058.9210
01/01/2012 to 12/31/2012	10.050728	10.995520	2,248,052.0429
01/01/2013 to 12/31/2013	10.995520	12.320964	2,145,205.2096
01/01/2014 to 12/31/2014	12.320964	12.903037	2,017,009.8951
01/01/2015 to 12/31/2015	12.903037	12.643921	1,952,350.8555
01/01/2016 to 12/31/2016	12.643921	13.355892	1,958,370.7855
01/01/2017 to 12/31/2017	13.355892	14.893104	1,722,542.2150
01/01/2018 to 12/31/2018	14.893104	14.197692	1,700,629.0374
01/01/2019 to 12/31/2019	14.197692	16.278551	1,810,208.3677
01/01/2020 to 12/31/2020	16.278551	18.155135	1,997,791.3417
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	7,101,988.5004
01/01/2013 to 12/31/2013	11.580699	11.043464	7,199,008.4989
01/01/2014 to 12/31/2014	11.043464	11.336607	6,650,188.7055
01/01/2015 to 12/31/2015	11.336607	10.118925	6,278,728.5185
01/01/2016 to 12/31/2016	10.118925	10.883282	5,812,659.7969
01/01/2017 to 12/31/2017	10.883282	11.796165	5,436,023.2648
01/01/2018 to 12/31/2018	11.796165	10.903814	4,987,828.7103
01/01/2019 to 12/31/2019	10.903814	12.906700	4,425,236.4990
01/01/2020 to 12/31/2020	12.906700	13.124864	3,962,268.2706
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	10,350,719.2342
01/01/2013 to 12/31/2013	10.314536	11.230860	11,381,735.1165
01/01/2014 to 12/31/2014	11.230860	11.741626	11,092,364.2786
01/01/2015 to 12/31/2015	11.741626	11.577379	10,661,593.7435
01/01/2016 to 12/31/2016	11.577379	11.934264	10,507,308.3045
01/01/2017 to 12/31/2017	11.934264	13.348327	9,884,882.4656
01/01/2018 to 12/31/2018	13.348327	12.228479	9,282,182.7822
01/01/2019 to 12/31/2019	12.228479	14.560158	8,143,263.6117
01/01/2020 to 12/31/2020	14.560158	14.991127	7,502,905.8780
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	17,938.0722
01/01/2012 to 12/31/2012	9.773621	10.070996	58,236.4443
01/01/2013 to 12/31/2013	10.070996	10.056309	276,232.1159
01/01/2014 to 12/31/2014	10.056309	10.031423	183,981.8441
01/01/2015 to 12/31/2015	10.031423	9.840222	180,173.6661
01/01/2016 to 12/31/2016	9.840222	10.017480	157,344.3817
01/01/2017 to 12/31/2017	10.017480	10.020125	275,698.7995
01/01/2018 to 12/31/2018	10.020125	9.933177	371,083.9259
01/01/2019 to 12/31/2019	9.933177	10.259428	411,672.4622
01/01/2020 to 12/31/2020	10.259428	10.341585	282,650.3623
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	731,533.7820
01/01/2012 to 12/31/2012	10.859463	12.512996	708,257.2276
01/01/2013 to 12/31/2013	12.512996	15.995949	595,763.3641
01/01/2014 to 12/31/2014	15.995949	16.592811	588,732.9210
01/01/2015 to 12/31/2015	16.592811	16.049593	577,099.5406
01/01/2016 to 12/31/2016	16.049593	17.264665	571,571.9201
01/01/2017 to 12/31/2017	17.264665	20.950832	519,180.3150
01/01/2018 to 12/31/2018	20.950832	18.597407	600,392.8120
01/01/2019 to 12/31/2019	18.597407	23.402057	584,071.5582
01/01/2020 to 12/31/2020	23.402057	27.467651	556,125.5209
A-14

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	11,665,251.8351
01/01/2013 to 12/31/2013	10.482770	11.833440	15,346,448.6461
01/01/2014 to 12/31/2014	11.833440	12.807579	16,337,744.3728
01/01/2015 to 12/31/2015	12.807579	12.125407	16,646,618.7770
01/01/2016 to 12/31/2016	12.125407	12.969983	17,100,615.1167
01/01/2017 to 12/31/2017	12.969983	15.150026	17,495,991.0048
01/01/2018 to 12/31/2018	15.150026	13.852371	16,900,957.9709
01/01/2019 to 12/31/2019	13.852371	16.895690	15,846,912.5607
01/01/2020 to 12/31/2020	16.895690	18.765067	14,624,031.7153
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.885935	16.069084	160,083.7038
01/01/2012 to 12/31/2012	16.069084	18.713333	156,906.5966
01/01/2013 to 12/31/2013	18.713333	24.465258	150,949.4668
01/01/2014 to 12/31/2014	24.465258	24.563534	139,445.7155
01/01/2015 to 12/31/2015	24.563534	22.934927	134,149.6598
01/01/2016 to 12/31/2016	22.934927	29.714575	131,335.7950
01/01/2017 to 12/31/2017	29.714575	32.763437	116,977.9086
01/01/2018 to 12/31/2018	32.763437	27.411663	98,279.0197
01/01/2019 to 12/31/2019	27.411663	34.843897	92,674.9469
01/01/2020 to 12/31/2020	34.843897	34.195778	101,690.5693
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	345,701.7207
01/01/2012 to 12/31/2012	10.137634	11.896795	366,120.0939
01/01/2013 to 12/31/2013	11.896795	11.158201	391,288.8237
01/01/2014 to 12/31/2014	11.158201	10.295853	405,728.5768
01/01/2015 to 12/31/2015	10.295853	8.759074	448,521.4725
01/01/2016 to 12/31/2016	8.759074	9.640401	435,414.4507
01/01/2017 to 12/31/2017	9.640401	12.211988	389,413.6101
01/01/2018 to 12/31/2018	12.211988	10.344039	371,191.4975
01/01/2019 to 12/31/2019	10.344039	12.329048	352,281.1897
01/01/2020 to 12/31/2020	12.329048	15.491521	301,557.0723
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	118,123.4790
01/01/2012 to 12/31/2012	13.380587	16.639355	122,850.4367
01/01/2013 to 12/31/2013	16.639355	17.006799	140,630.2943
01/01/2014 to 12/31/2014	17.006799	19.014356	143,168.0264
01/01/2015 to 12/31/2015	19.014356	18.505723	139,323.1220
01/01/2016 to 12/31/2016	18.505723	18.426333	120,040.3135
01/01/2017 to 12/31/2017	18.426333	20.143435	107,990.6382
01/01/2018 to 12/31/2018	20.143435	18.162893	96,491.0448
01/01/2019 to 12/31/2019	18.162893	22.376400	78,224.3300
01/01/2020 to 12/31/2020	22.376400	20.978494	95,198.6830
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	8,490,185.3882
01/01/2013 to 12/31/2013	1.048710	1.054430	15,600,597.9427
01/01/2014 to 12/31/2014	1.054430	1.098896	15,234,708.0701
01/01/2015 to 12/31/2015	1.098896	1.039093	16,208,945.2735
01/01/2016 to 12/31/2016	1.039093	1.145846	17,541,705.0703
01/01/2017 to 12/31/2017	1.145846	1.244199	19,039,273.3662
01/01/2018 to 12/31/2018	1.244199	1.149017	18,715,298.3759
01/01/2019 to 12/31/2019	1.149017	1.307477	17,106,793.7200
01/01/2020 to 12/31/2020	1.307477	1.421359	16,594,913.1611
A-15

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	128,073.5680
01/01/2012 to 12/31/2012	10.070573	11.772115	125,796.2030
01/01/2013 to 12/31/2013	11.772115	15.732268	145,450.0635
01/01/2014 to 12/31/2014	15.732268	16.975188	150,266.7774
01/01/2015 to 12/31/2015	16.975188	15.755453	146,148.8023
01/01/2016 to 12/31/2016	15.755453	18.242135	118,439.1330
01/01/2017 to 12/31/2017	18.242135	21.252165	100,103.4612
01/01/2018 to 12/31/2018	21.252165	18.426503	96,219.2930
01/01/2019 to 12/31/2019	18.426503	22.727551	82,953.8788
01/01/2020 to 12/31/2020	22.727551	22.319725	88,844.4218
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.026464	15.648867	144,913.4284
01/01/2012 to 12/31/2012	15.648867	18.261621	127,536.4084
01/01/2013 to 12/31/2013	18.261621	25.267876	122,645.7509
01/01/2014 to 12/31/2014	25.267876	26.914621	117,414.0898
01/01/2015 to 12/31/2015	26.914621	26.112778	122,921.3225
01/01/2016 to 12/31/2016	26.112778	28.722848	115,441.3884
01/01/2017 to 12/31/2017	28.722848	35.535284	102,006.7739
01/01/2018 to 12/31/2018	35.535284	31.900425	132,776.9916
01/01/2019 to 12/31/2019	31.900425	39.174457	168,698.7229
01/01/2020 to 12/31/2020	39.174457	60.616522	242,137.9046
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	9,416,453.1776
01/01/2013 to 12/31/2013	1.050758	1.151141	21,382,333.5310
01/01/2014 to 12/31/2014	1.151141	1.215536	25,498,422.3603
01/01/2015 to 12/31/2015	1.215536	1.210567	27,140,071.1108
01/01/2016 to 12/31/2016	1.210567	1.229620	29,848,867.0791
01/01/2017 to 12/31/2017	1.229620	1.415962	30,401,115.5732
01/01/2018 to 12/31/2018	1.415962	1.297120	31,255,501.0576
01/01/2019 to 12/31/2019	1.297120	1.496913	28,851,891.9252
01/01/2020 to 12/31/2020	1.496913	1.658174	27,496,127.5166
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	222,203.8823
01/01/2015 to 12/31/2015	1.041127	1.017571	1,534,667.9373
01/01/2016 to 12/31/2016	1.017571	1.024465	2,191,746.6328
01/01/2017 to 12/31/2017	1.024465	1.167895	2,741,278.1366
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.613826	7.759761	289,653.9769
01/01/2012 to 12/31/2012	7.759761	9.076542	298,915.2107
01/01/2013 to 12/31/2013	9.076542	13.044951	317,065.9696
01/01/2014 to 12/31/2014	13.044951	15.309203	402,668.3031
01/01/2015 to 12/31/2015	15.309203	14.501511	409,005.1289
01/01/2016 to 12/31/2016	14.501511	14.697911	351,168.1881
01/01/2017 to 12/31/2017	14.697911	17.179365	310,434.4953
01/01/2018 to 12/31/2018	17.179365	15.759447	290,327.9301
01/01/2019 to 12/31/2019	15.759447	19.222295	308,646.8226
01/01/2020 to 12/31/2020	19.222295	25.088438	254,994.2912
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000
A-16

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	6,077,197.6542
01/01/2014 to 12/31/2014	1.130318	1.219045	8,643,302.8520
01/01/2015 to 12/31/2015	1.219045	1.188718	12,214,242.0688
01/01/2016 to 12/31/2016	1.188718	1.224540	16,819,381.3599
01/01/2017 to 12/31/2017	1.224540	1.396650	19,137,465.3887
01/01/2018 to 12/31/2018	1.396650	1.279464	21,456,682.1342
01/01/2019 to 12/31/2019	1.279464	1.537134	20,118,092.6767
01/01/2020 to 12/31/2020	1.537134	1.616728	20,166,493.7135
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	212,405.9019
01/01/2012 to 12/31/2012	12.884600	14.842148	198,432.2145
01/01/2013 to 12/31/2013	14.842148	17.471762	186,917.6169
01/01/2014 to 12/31/2014	17.471762	16.047577	175,156.0610
01/01/2015 to 12/31/2015	16.047577	15.559333	157,267.7208
01/01/2016 to 12/31/2016	15.559333	15.223933	151,513.4858
01/01/2017 to 12/31/2017	15.223933	19.258908	123,320.4487
01/01/2018 to 12/31/2018	19.258908	16.348294	127,493.3271
01/01/2019 to 12/31/2019	16.348294	20.706275	140,765.0658
01/01/2020 to 12/31/2020	20.706275	23.098536	157,015.2734
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.021283	12.882517	3,689.6678
01/01/2012 to 12/31/2012	12.882517	13.895500	3,673.7524
01/01/2013 to 12/31/2013	13.895500	19.068593	3,658.4956
01/01/2014 to 12/31/2014	19.068593	19.013199	3,644.3525
01/01/2015 to 12/31/2015	19.013199	17.824984	3,630.4022
01/01/2016 to 12/31/2016	17.824984	16.106192	4,004.1738
01/01/2017 to 12/31/2017	16.106192	22.244317	3,952.4170
01/01/2018 to 12/31/2018	22.244317	24.184173	3,697.7273
01/01/2019 to 12/31/2019	24.184173	33.451422	3,046.6515
01/01/2020 to 12/31/2020	33.451422	83.576497	567.6077
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	200,316.8246
01/01/2015 to 12/31/2015	1.036303	0.966894	398,440.1857
01/01/2016 to 12/31/2016	0.966894	1.060567	1,666,879.1129
01/01/2017 to 12/31/2017	1.060567	1.178791	2,168,419.8112
01/01/2018 to 12/31/2018	1.178791	1.075154	2,090,130.6017
01/01/2019 to 12/31/2019	1.075154	1.294685	2,286,646.2489
01/01/2020 to 12/31/2020	1.294685	1.429326	3,005,530.2932
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	1,473,398.0333
01/01/2012 to 12/31/2012	16.810768	18.130822	1,535,943.3620
01/01/2013 to 12/31/2013	18.130822	17.553861	1,619,920.0927
01/01/2014 to 12/31/2014	17.553861	18.053464	1,502,813.0370
01/01/2015 to 12/31/2015	18.053464	17.821192	1,421,679.3778
01/01/2016 to 12/31/2016	17.821192	18.050091	1,346,080.2025
01/01/2017 to 12/31/2017	18.050091	18.619489	1,366,155.7398
01/01/2018 to 12/31/2018	18.619489	18.335457	1,309,059.8827
01/01/2019 to 12/31/2019	18.335457	19.630105	1,355,143.5334
01/01/2020 to 12/31/2020	19.630105	21.025449	1,542,086.5202
A-17

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	218,009.9504
01/01/2014 to 12/31/2014	10.760741	11.539586	444,693.0672
01/01/2015 to 12/31/2015	11.539586	11.248011	781,784.4332
01/01/2016 to 12/31/2016	11.248011	11.609667	896,195.2561
01/01/2017 to 12/31/2017	11.609667	13.347780	1,076,736.2918
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	2,651,897.0752
01/01/2013 to 12/31/2013	1.068883	1.161756	7,500,547.4185
01/01/2014 to 12/31/2014	1.161756	1.235499	9,298,958.2734
01/01/2015 to 12/31/2015	1.235499	1.208822	9,760,410.6448
01/01/2016 to 12/31/2016	1.208822	1.260662	10,334,627.5948
01/01/2017 to 12/31/2017	1.260662	1.422324	10,554,309.9266
01/01/2018 to 12/31/2018	1.422324	1.271556	19,406,210.2806
01/01/2019 to 12/31/2019	1.271556	1.524890	16,954,259.7181
01/01/2020 to 12/31/2020	1.524890	1.536865	16,483,138.4421
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.744313	11.715944	2,168,281.3770
01/01/2012 to 12/31/2012	11.715944	13.049283	2,156,530.2401
01/01/2013 to 12/31/2013	13.049283	14.546415	2,109,629.7609
01/01/2014 to 12/31/2014	14.546415	15.193036	2,038,109.7717
01/01/2015 to 12/31/2015	15.193036	14.702394	1,948,923.9606
01/01/2016 to 12/31/2016	14.702394	15.351912	1,890,576.2888
01/01/2017 to 12/31/2017	15.351912	17.557565	1,739,402.9435
01/01/2018 to 12/31/2018	17.557565	16.199718	1,575,727.2133
01/01/2019 to 12/31/2019	16.199718	19.126097	1,561,222.2153
01/01/2020 to 12/31/2020	19.126097	20.733683	1,618,630.7663
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.320254	10.936433	1,197,356.4387
01/01/2012 to 12/31/2012	10.936433	12.417139	1,273,236.2424
01/01/2013 to 12/31/2013	12.417139	14.471865	1,322,776.7142
01/01/2014 to 12/31/2014	14.471865	15.053334	1,423,596.7467
01/01/2015 to 12/31/2015	15.053334	14.515517	1,364,575.6622
01/01/2016 to 12/31/2016	14.515517	15.313728	1,263,552.8957
01/01/2017 to 12/31/2017	15.313728	18.084793	1,210,285.3726
01/01/2018 to 12/31/2018	18.084793	16.288604	1,149,947.2074
01/01/2019 to 12/31/2019	16.288604	19.686723	1,092,344.2216
01/01/2020 to 12/31/2020	19.686723	21.520529	1,042,900.2197
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	59,848.6689
01/01/2012 to 12/31/2012	46.809866	54.508674	54,901.2159
01/01/2013 to 12/31/2013	54.508674	71.977697	50,922.1883
01/01/2014 to 12/31/2014	71.977697	80.483634	57,275.0135
01/01/2015 to 12/31/2015	80.483634	76.595331	59,612.2791
01/01/2016 to 12/31/2016	76.595331	87.660534	60,841.5612
01/01/2017 to 12/31/2017	87.660534	101.197115	52,070.1801
01/01/2018 to 12/31/2018	101.197115	90.735027	61,868.3083
01/01/2019 to 12/31/2019	90.735027	113.312169	66,069.2263
01/01/2020 to 12/31/2020	113.312169	115.054198	84,629.0876
A-18

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.561395	10.253499	421,617.8746
01/01/2012 to 12/31/2012	10.253499	11.505166	410,322.7756
01/01/2013 to 12/31/2013	11.505166	15.510711	384,139.2428
01/01/2014 to 12/31/2014	15.510711	17.266223	368,143.3511
01/01/2015 to 12/31/2015	17.266223	18.180606	355,802.9187
01/01/2016 to 12/31/2016	18.180606	19.061252	341,563.7792
01/01/2017 to 12/31/2017	19.061252	23.471390	274,066.4694
01/01/2018 to 12/31/2018	23.471390	22.658908	333,311.3303
01/01/2019 to 12/31/2019	22.658908	29.315026	408,376.6242
01/01/2020 to 12/31/2020	29.315026	35.855867	578,994.0294
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	65,413.6692
01/01/2012 to 12/31/2012	24.690934	27.952215	66,844.6796
01/01/2013 to 12/31/2013	27.952215	35.952829	56,472.8224
01/01/2014 to 12/31/2014	35.952829	38.910717	49,288.8808
01/01/2015 to 12/31/2015	38.910717	34.958606	48,427.4016
01/01/2016 to 12/31/2016	34.958606	39.857152	46,874.3764
01/01/2017 to 12/31/2017	39.857152	43.071564	45,393.3228
01/01/2018 to 12/31/2018	43.071564	38.198462	41,473.6156
01/01/2019 to 12/31/2019	38.198462	48.633939	39,023.0839
01/01/2020 to 12/31/2020	48.633939	51.671243	40,443.0952
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	2,539,196.0714
01/01/2013 to 12/31/2013	10.957512	10.327163	2,920,770.5774
01/01/2014 to 12/31/2014	10.327163	10.964080	2,795,189.2772
01/01/2015 to 12/31/2015	10.964080	10.869017	2,624,370.0034
01/01/2016 to 12/31/2016	10.869017	10.869961	2,635,254.7740
01/01/2017 to 12/31/2017	10.869961	11.008908	2,561,503.4869
01/01/2018 to 12/31/2018	11.008908	10.858890	2,340,244.7381
01/01/2019 to 12/31/2019	10.858890	11.521848	2,071,022.5882
01/01/2020 to 12/31/2020	11.521848	12.245716	2,001,444.6726
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.831744	10.904646	0.0000
01/01/2012 to 12/31/2012	10.904646	12.847646	0.0000
01/01/2013 to 12/31/2013	12.847646	14.601457	264,677.4697
01/01/2014 to 12/31/2014	14.601457	13.931004	247,640.0471
01/01/2015 to 12/31/2015	13.931004	13.452671	242,246.4518
01/01/2016 to 12/31/2016	13.452671	13.949597	233,789.4366
01/01/2017 to 12/31/2017	13.949597	18.574226	183,052.8330
01/01/2018 to 12/31/2018	18.574226	15.181257	170,294.6896
01/01/2019 to 12/31/2019	15.181257	19.841342	156,765.9851
01/01/2020 to 12/31/2020	19.841342	24.727348	164,565.8115
A-19

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	54.339551	57.021060	1,478.8362
01/01/2012 to 12/31/2012	57.021060	60.378957	1,461.8216
01/01/2013 to 12/31/2013	60.378957	58.998545	1,428.6436
01/01/2014 to 12/31/2014	58.998545	62.202337	1,397.0003
01/01/2015 to 12/31/2015	62.202337	61.608162	1,361.7588
01/01/2016 to 12/31/2016	61.608162	62.554986	1,319.1669
01/01/2017 to 12/31/2017	62.554986	64.125691	1,379.4808
01/01/2018 to 12/31/2018	64.125691	62.903498	4,789.9058
01/01/2019 to 12/31/2019	62.903498	68.022685	31,731.7330
01/01/2020 to 12/31/2020	68.022685	72.738442	80,713.3582
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.625764	12.246868	0.0000
01/01/2012 to 12/31/2012	12.246868	13.825231	0.0000
01/01/2013 to 12/31/2013	13.825231	18.316513	0.0000
01/01/2014 to 12/31/2014	18.316513	19.688662	0.0000
01/01/2015 to 12/31/2015	19.688662	20.654655	0.0000
01/01/2016 to 12/31/2016	20.654655	20.405264	0.0000
01/01/2017 to 12/31/2017	20.405264	26.976804	0.0000
01/01/2018 to 12/31/2018	26.976804	27.272022	0.0000
01/01/2019 to 12/31/2019	27.272022	35.763520	0.0000
01/01/2020 to 12/31/2020	35.763520	49.655513	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	23.839601	23.618435	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	450,135.7970
01/01/2012 to 12/31/2012	10.523629	10.386964	505,762.4811
01/01/2013 to 12/31/2013	10.386964	10.252804	803,505.9153
01/01/2014 to 12/31/2014	10.252804	10.120377	470,620.3227
01/01/2015 to 12/31/2015	10.120377	9.989661	440,926.1714
01/01/2016 to 12/31/2016	9.989661	9.871691	421,876.9768
01/01/2017 to 12/31/2017	9.871691	9.806376	548,959.4099
01/01/2018 to 12/31/2018	9.806376	9.828947	648,715.8946
01/01/2019 to 12/31/2019	9.828947	9.884211	861,305.2488
01/01/2020 to 12/31/2020	9.884211	9.774946	1,227,231.4691
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	52.831122	53.809528	16,609.0486
01/01/2017 to 12/31/2017	53.809528	63.107265	9,434.8261
01/01/2018 to 12/31/2018	63.107265	62.067858	14,562.7697
01/01/2019 to 12/31/2019	62.067858	80.040838	16,872.8004
01/01/2020 to 12/31/2020	80.040838	87.672552	25,106.1850
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	19.097595	17.932990	13,198.5501
01/01/2012 to 12/31/2012	17.932990	19.536993	12,977.5442
01/01/2013 to 12/31/2013	19.536993	25.593388	10,492.4895
01/01/2014 to 12/31/2014	25.593388	28.024451	9,011.5879
01/01/2015 to 12/31/2015	28.024451	27.593167	11,595.5100
01/01/2016 to 04/29/2016	27.593167	27.774621	0.0000
A-20

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	459,107.7137
01/01/2012 to 12/31/2012	12.260793	13.638720	468,035.7525
01/01/2013 to 12/31/2013	13.638720	17.976382	435,063.5010
01/01/2014 to 12/31/2014	17.976382	19.597857	365,909.3935
01/01/2015 to 12/31/2015	19.597857	19.783193	345,090.3406
01/01/2016 to 12/31/2016	19.783193	20.924343	322,563.8285
01/01/2017 to 12/31/2017	20.924343	24.562676	288,424.2930
01/01/2018 to 12/31/2018	24.562676	24.183272	237,792.2680
01/01/2019 to 12/31/2019	24.183272	31.216354	204,129.1797
01/01/2020 to 12/31/2020	31.216354	34.226155	195,428.0262
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	29,595.0548
01/01/2015 to 12/31/2015	14.428629	14.158877	79,083.2624
01/01/2016 to 12/31/2016	14.158877	14.609129	47,162.9294
01/01/2017 to 12/31/2017	14.609129	15.420652	88,073.1827
01/01/2018 to 12/31/2018	15.420652	14.822983	101,032.4522
01/01/2019 to 12/31/2019	14.822983	16.348736	121,963.8099
01/01/2020 to 12/31/2020	16.348736	17.672766	128,414.3214
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	4,893,364.9583
01/01/2015 to 12/31/2015	14.939452	14.588222	4,536,454.5791
01/01/2016 to 12/31/2016	14.588222	15.276432	4,188,478.0195
01/01/2017 to 12/31/2017	15.276432	16.684472	3,837,335.9304
01/01/2018 to 12/31/2018	16.684472	15.743057	3,290,528.6440
01/01/2019 to 12/31/2019	15.743057	17.963287	2,957,139.9320
01/01/2020 to 12/31/2020	17.963287	19.687774	2,795,845.9312
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	1,839,746.7192
01/01/2012 to 12/31/2012	12.218191	13.375464	1,889,389.3641
01/01/2013 to 12/31/2013	13.375464	14.401451	1,700,032.5566
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	3,646,668.8013
01/01/2012 to 12/31/2012	12.055244	13.373515	3,728,224.1563
01/01/2013 to 12/31/2013	13.373515	15.078692	3,468,198.1015
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	6,269,267.9691
01/01/2015 to 12/31/2015	16.028157	15.620560	5,816,133.4534
01/01/2016 to 12/31/2016	15.620560	16.514354	5,554,992.9786
01/01/2017 to 12/31/2017	16.514354	18.703090	5,036,749.0299
01/01/2018 to 12/31/2018	18.703090	17.329580	4,478,849.1661
01/01/2019 to 12/31/2019	17.329580	20.428279	3,942,799.9726
01/01/2020 to 12/31/2020	20.428279	22.956479	4,124,129.4236
A-21

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	6,810,930.9727
01/01/2012 to 12/31/2012	11.647420	13.097782	6,718,718.2601
01/01/2013 to 12/31/2013	13.097782	15.439211	6,504,050.0785
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	2,217,219.7864
01/01/2015 to 12/31/2015	16.617936	16.125078	2,091,235.7720
01/01/2016 to 12/31/2016	16.125078	17.212553	2,021,503.6410
01/01/2017 to 12/31/2017	17.212553	20.246539	1,866,829.2480
01/01/2018 to 12/31/2018	20.246539	18.362506	1,843,853.9320
01/01/2019 to 12/31/2019	18.362506	22.426119	1,767,045.6709
01/01/2020 to 12/31/2020	22.426119	25.809139	1,653,856.8293
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	1,918,159.7292
01/01/2012 to 12/31/2012	11.280553	12.884423	1,923,850.2189
01/01/2013 to 12/31/2013	12.884423	16.013844	2,349,431.3718
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	260,179.0412
01/01/2012 to 12/31/2012	12.276458	14.002167	375,016.8387
01/01/2013 to 12/31/2013	14.002167	18.898229	369,935.4665
01/01/2014 to 12/31/2014	18.898229	20.285133	298,216.4749
01/01/2015 to 12/31/2015	20.285133	22.133484	284,010.3310
01/01/2016 to 12/31/2016	22.133484	21.819252	244,894.8018
01/01/2017 to 12/31/2017	21.819252	29.504939	193,508.3114
01/01/2018 to 12/31/2018	29.504939	29.154924	248,044.5020
01/01/2019 to 12/31/2019	29.154924	38.129955	308,598.4684
01/01/2020 to 12/31/2020	38.129955	58.854513	417,002.5549
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	176,855.4652
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.816575	10.970270	3,524.3342
01/01/2012 to 12/31/2012	10.970270	12.007454	3,463.9025
01/01/2013 to 12/31/2013	12.007454	17.586589	2,780.8692
01/01/2014 to 12/31/2014	17.586589	17.521696	3,218.9345
01/01/2015 to 12/31/2015	17.521696	17.542225	3,104.8546
01/01/2016 to 12/31/2016	17.542225	18.362770	2,933.8839
01/01/2017 to 12/31/2017	18.362770	22.962820	2,818.8882
01/01/2018 to 12/31/2018	22.962820	22.727912	2,568.3589
01/01/2019 to 12/31/2019	22.727912	28.381693	2,600.5192
01/01/2020 to 12/31/2020	28.381693	37.551600	2,568.9357
A-22

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.021908	12.061008	363,405.8935
01/01/2012 to 12/31/2012	12.061008	13.741140	372,829.3790
01/01/2013 to 12/31/2013	13.741140	17.863205	370,720.5991
01/01/2014 to 12/31/2014	17.863205	19.942122	364,691.2366
01/01/2015 to 12/31/2015	19.942122	19.864338	388,086.8068
01/01/2016 to 12/31/2016	19.864338	21.839640	407,132.6976
01/01/2017 to 12/31/2017	21.839640	26.135595	348,394.0381
01/01/2018 to 12/31/2018	26.135595	24.549939	401,413.0732
01/01/2019 to 12/31/2019	24.549939	31.696765	556,966.6717
01/01/2020 to 12/31/2020	31.696765	36.863396	888,628.1599
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.509191	17.193780	516.8462
01/01/2012 to 12/31/2012	17.193780	18.625752	530.6760
01/01/2013 to 12/31/2013	18.625752	25.406323	74,608.1384
01/01/2014 to 12/31/2014	25.406323	25.002832	66,874.0657
01/01/2015 to 12/31/2015	25.002832	24.773678	61,728.6032
01/01/2016 to 12/31/2016	24.773678	28.951791	56,827.8556
01/01/2017 to 12/31/2017	28.951791	33.005218	50,058.1096
01/01/2018 to 12/31/2018	33.005218	30.300893	40,048.2047
01/01/2019 to 12/31/2019	30.300893	38.704864	50,535.0689
01/01/2020 to 12/31/2020	38.704864	47.662736	53,931.5872
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	96,062.3990
01/01/2012 to 12/31/2012	14.688795	15.264435	102,008.1430
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.295180	13.922517	10,226.8850
01/01/2012 to 12/31/2012	13.922517	16.308007	9,626.6255
01/01/2013 to 12/31/2013	16.308007	22.338144	74,946.7657
01/01/2014 to 12/31/2014	22.338144	23.995717	95,702.8632
01/01/2015 to 12/31/2015	23.995717	26.175789	132,511.8730
01/01/2016 to 12/31/2016	26.175789	26.233477	133,045.3042
01/01/2017 to 12/31/2017	26.233477	34.564517	127,190.8525
01/01/2018 to 12/31/2018	34.564517	33.721892	211,671.8672
01/01/2019 to 12/31/2019	33.721892	43.468653	296,739.7338
01/01/2020 to 12/31/2020	43.468653	58.627265	399,228.2698
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.910181	27.068778	0.0000
01/01/2012 to 12/31/2012	27.068778	29.734685	0.0000
01/01/2013 to 12/31/2013	29.734685	29.593335	0.0000
01/01/2014 to 12/31/2014	29.593335	30.756116	0.0000
01/01/2015 to 12/31/2015	30.756116	29.751510	0.0000
01/01/2016 to 12/31/2016	29.751510	31.805345	74,769.2425
01/01/2017 to 12/31/2017	31.805345	33.886110	74,631.1118
01/01/2018 to 12/31/2018	33.886110	32.100147	140,234.3533
01/01/2019 to 12/31/2019	32.100147	36.195749	201,106.0775
01/01/2020 to 12/31/2020	36.195749	38.089689	300,957.5866
A-23

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	90,987.8510
01/01/2012 to 12/31/2012	24.357741	27.154250	86,811.5075
01/01/2013 to 12/31/2013	27.154250	28.942193	88,179.8312
01/01/2014 to 12/31/2014	28.942193	29.947945	74,039.3867
01/01/2015 to 12/31/2015	29.947945	28.918367	78,216.9896
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	33.350983	29.419890	1,379.5540
01/01/2012 to 12/31/2012	29.419890	34.332500	1,463.6335
01/01/2013 to 12/31/2013	34.332500	41.673780	1,230.6586
01/01/2014 to 12/31/2014	41.673780	36.556339	1,112.6946
01/01/2015 to 12/31/2015	36.556339	33.741295	1,252.9161
01/01/2016 to 12/31/2016	33.741295	35.695233	1,369.4547
01/01/2017 to 12/31/2017	35.695233	41.117390	1,213.2847
01/01/2018 to 12/31/2018	41.117390	34.316381	1,320.0204
01/01/2019 to 12/31/2019	34.316381	38.117110	1,465.0254
01/01/2020 to 12/31/2020	38.117110	37.187762	1,713.3095
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	15.170956	15.141485	0.0000
01/01/2012 to 12/31/2012	15.141485	15.819489	0.0000
01/01/2013 to 12/31/2013	15.819489	15.594047	0.0000
01/01/2014 to 12/31/2014	15.594047	15.523680	0.0000
01/01/2015 to 12/31/2015	15.523680	15.371264	0.0000
01/01/2016 to 12/31/2016	15.371264	15.385927	0.0000
01/01/2017 to 12/31/2017	15.385927	15.392397	0.0000
01/01/2018 to 12/31/2018	15.392397	15.244643	0.0000
01/01/2019 to 12/31/2019	15.244643	15.653532	0.0000
01/01/2020 to 12/31/2020	15.653532	15.912907	0.0000
A-24

APPENDIX A
Condensed Financial Information (continued)
Discontinued Investment Portfolios. The following investment options are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004), Invesco Mid Cap Value Portfolio (Class A) (formerly Lord Abbett Mid Cap Value Portfolio) (closed effective May 1, 2004), MFS® Research International Portfolio (Class A) (closed effective May 1, 2004), T. Rowe Price Mid Cap Growth Portfolio (Class A) (closed effective May 1, 2004), and Brighthouse Small Cap Value Portfolio (Class A) (formerly MetLife Small Cap Value Portfolio and before that Third Avenue Small Cap Value Portfolio) (closed effective May 1, 2005); and (b) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Western Asset Management Strategic Bond Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Bond Debenture Portfolio), T. Rowe Price Small Cap Growth Portfolio (Class A) (closed effective April 30, 2007), Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016).
The following investment option is only available to contracts issued before May 1, 2002 for allocations of new Purchase Payments or transfers of Account Value: AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, Brighthouse Funds Trust II: MFS® Research Managers Portfolio merged into Brighthouse Funds Trust II: MFS® Investors Trust Portfolio.
Effective as of May 1, 2004, the following Investment Portfolios were replaced: (a) AIM Variable Insurance Funds: for contracts issued on or after May 1, 2002, the AIM V.I. Premier Equity Fund (Series II) was replaced with the Lord Abbett Growth and Income Fund (Class B); (b) AllianceBernstein Variable Products Series Fund, Inc. (Class B): the AllianceBernstein Premier Growth Portfolio was replaced with the Janus Aggressive Growth Portfolio (Class B) of the Brighthouse Funds Trust I; the AllianceBernstein Value Portfolio (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; and the AllianceBernstein Small Cap Value Portfolio (closed effective May 1, 2003) was replaced with the Third Avenue Small Cap Value Portfolio (Class B) of the Brighthouse Funds Trust I; (c) American Century Variable Portfolios, Inc.: the American Century VP Income & Growth Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; the American Century VP Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Mid-Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and the American Century VP International Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (d) Dreyfus Variable Investment Fund (Service Shares): the Dreyfus VIF — Disciplined Stock Portfolio (closed effective May 1, 2003) and the Dreyfus VIF — Appreciation Portfolio (closed effective May 1, 2003) were replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Franklin Templeton Variable Insurance Products Trust (Class 2): the Franklin Small Cap Fund (closed effective May 1, 2004) was replaced with the T. Rowe Price Small Cap Growth Fund (Class B) of the Brighthouse Funds Trust II; and the Mutual Shares Securities Fund (closed effective May 1, 2004) was replaced with the Lord Abbett Growth and Income Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Goldman Sachs Variable Insurance Trust (“GSVIT”): the GSVIT Growth and Income Fund (closed effective
A-25

APPENDIX A
Condensed Financial Information (continued)
May 1, 2002) was replaced with the Lord Abbett Growth and Income Fund (Class A) of the Brighthouse Funds Trust I; and the GSVIT International Equity Fund (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (g) INVESCO Variable Investment Funds, Inc.: the INVESCO VIF-Dynamics Fund (closed effective May 1, 2003) was replaced with the T. Rowe Price Mid-Cap Growth Portfolio (Class A) of the Brighthouse Funds Trust I; and the INVESCO VIF-High Yield Fund (closed effective May 1, 2002) was replaced with the Lord Abbett Bond Debenture Portfolio (Class A) of Brighthouse Funds Trust I; (h) Liberty Variable Investments: the Newport Tiger Fund, Variable Series (Class A) (closed effective May 1, 2002) was replaced with the MFS® Research International Portfolio (Class A) of the Brighthouse Funds Trust I; (i) MFS® Variable Insurance Trust (Service Class): MFS® Research Series (closed effective May 1, 2003) was replaced with the Oppenheimer Capital Appreciation Portfolio (Class B) of the Brighthouse Funds Trust I; MFS® Emerging Growth Series (closed effective May 1, 2004) was replaced with the T. Rowe Price Large Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust II; and the MFS® Strategic Income Series (closed effective May 1, 2004) was replaced with the Salomon Brothers Strategic Bond Opportunities Portfolio (Class B) of the Brighthouse Funds Trust II; (j) Putnam Variable Trust (Class B): Putnam VT New Value Fund (closed effective May 1, 2003) was replaced with the Lord Abbett Growth and Income Fund (Class B) of the Brighthouse Funds Trust I; and the Putnam VT International New Opportunities Fund (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio of the Brighthouse Funds Trust I; (k) Scudder Variable Series I, (Class B): the Scudder International Portfolio (closed effective May 1, 2003) was replaced with the MFS® Research International Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of November 22, 2004, the following Investment Portfolios of the Brighthouse Funds Trust I were merged: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.
Effective as of May 1, 2005, Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.
Effective as of May 1, 2005, the following Investment Portfolios were replaced: (a) AIM Variable Insurance Funds: the AIM V.I. Premier Equity Fund (Series I) was replaced with the Lord Abbett Growth and Income Portfolio (Class A) of the Brighthouse Funds Trust I; (b) AllianceBernstein Variable Products Series Fund, Inc.: the AllianceBernstein Real Estate Investment Portfolio (Class B) was replaced with the Neuberger Berman Real Estate Portfolio (Class B) of the Brighthouse Funds Trust I; (c) the Dreyfus Stock Index Fund (Service Class) was replaced with the MetLife Stock Index Portfolio (Class B) of the Brighthouse Funds Trust II; (d) MFS® Variable Insurance Trust: the MFS® High Income Series (Service Class) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I; and the MFS® New Discovery Series (Service Class) was replaced with the Met/AIM Small Cap Growth Portfolio (Class B) of the Brighthouse Funds Trust I; (e) Putnam Variable Trust: the Putnam VT International Equity Fund (Class IB) was replaced with the MFS® Research International Portfolio (Class B) of the Brighthouse Funds Trust I; (f) Scudder Variable Series II: the SVS Dreman Small Cap Value Portfolio (Class A) was replaced with the Third Avenue Small Cap Value Portfolio (Class A) of the Brighthouse Funds Trust I; and (g) Fidelity Variable Insurance Products: the VIP High Income Portfolio (Service Class 2) was replaced with the Lord Abbett Bond Debenture Portfolio (Class B) of the Brighthouse Funds Trust I.
Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS® Investors Trust Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).
Effective as of May 1, 2006, Fidelity Variable Insurance Products: VIP Growth Portfolio (Service Class 2) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Growth Portfolio (Class B).
Effective as of April 30, 2007, Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
A-26

APPENDIX A
Condensed Financial Information (continued)
Effective as of April 30, 2007, (a) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I Shares) (closed effective November 13, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A); (b) AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series II Shares) (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E); (c) DWS Variable Series II: DWS Small Cap Growth Portfolio (Class A) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class A); and (d) MFS® Variable Insurance Trust: MFS® Investors Trust Series (Service Class) was replaced with Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B).
Effective as of April 28, 2008, Franklin Templeton Variable Insurance Products Trust: Templeton Developing Markets Securities Fund (Class 2) was replaced with Brighthouse Funds Trust I: MFS® Emerging Markets Equity Portfolio (Class B).
Effective as of November 10, 2008, the following portfolios of Brighthouse Funds Trust I merged: (a) Strategic Growth and Income Portfolio (Class B) merged into MetLife Balanced Strategy Portfolio (Class B); (b) Strategic Conservative Growth Portfolio (Class B) merged into MetLife Growth Strategy Portfolio (Class B); and (c) Strategic Growth Portfolio (Class B) merged into MetLife Aggressive Strategy Portfolio (Class B).
Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class E) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class E) and the Class E shares of BlackRock Legacy Large Cap Growth Portfolio were then exchanged for Class A shares of BlackRock Legacy Large Cap Growth Portfolio.
Effective as of May 4, 2009, PIMCO Variable Insurance Trust: PIMCO Total Return Portfolio (Administrative Class) (closed effective November 22, 2004) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B).
Effective as of July 17, 2009, PIMCO Variable Insurance Trust: PIMCO StocksPLUS® Growth and Income Portfolio (Administrative Class) was liquidated.
Effective as of May 3, 2010, Putnam Variable Trust: Putnam VT Growth and Income Fund (Class IB) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of September 27, 2010, Putnam Variable Trust: Putnam VT Vista Fund (Class IB) merged into Putnam Variable Trust: Putnam VT Multi-Cap Growth Fund (Class IB).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013, Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B).
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio
A-27

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
A-28

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
American Funds® Balanced Allocation Portfolio (Class C)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Growth Allocation Portfolio (Class C)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
American Funds® Moderate Allocation Portfolio (Class C)	Seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
AQR Global Risk Balanced Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse Small Cap Value Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Clarion Global Real Estate Portfolio (Class B)	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Balanced-Risk Allocation Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio (Class B)	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Multi-Index Targeted Risk Portfolio (Class B)	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
B-1

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
MFS ® Research International Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio (Class B)	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Total Return Portfolio (Class B)	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio (Class B)	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio (Class B)	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio (Class B)	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Mid Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio (Class B)	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio (Class B)	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
Baillie Gifford International Stock Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Stock Index Portfolio (Class B)	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
B-2

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products (Service Class 2)
Equity-Income Portfolio	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan
Franklin Templeton Variable Insurance Products Trust (Class 2)
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
PIMCO Variable Insurance Trust (Administrative Class)
PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
PIMCO Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO
Putnam Variable Trust (Class IB)
Putnam VT Sustainable Leaders Fund	Seeks long-term capital appreciation.	Putnam Investment Management, LLC
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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044
C-1

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).
C-2

12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).
C-3

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APPENDIX D
Guaranteed Minimum Income Benefit Plus Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus I. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalities.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $6,000 is withdrawn. Because the withdrawal is less than or equal to 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 6% per year, compounded annually, less $6,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $106,000 ($100,000 increased by 6% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the
Annual Increase Amount immediately prior to the withdrawal ($106,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $95,400 ($106,000 x 10% = $10,600; $106,000 - $10,600 = $95,400). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 6% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $101,124 ($95,400 increased by 6% per year, compounded annually).
(2) The Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Increase Amount is equal to $100,000 (the initial Purchase Payment). The Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Increase Amount is $179,085 ($100,000 increased by 6% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based
         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 6%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase
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Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 6% a year adjusted for withdrawals and charges — “the Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, your Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Increase Amount will be applied to the annuity pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(3) The Highest Anniversary Value (“HAV”)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

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Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Because the Increase Amount ($179,085) is greater than the Highest Anniversary Value ($155,000), the Increase Amount ($179,085) is used as the Income Base. The Income Base of $179,085 is applied to the GMIB Annuity Table. This yields annuity payments of $700 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $179,085 would yield monthly payments of $809; if the Owner were age 75, the Income Base of $179,085 would yield monthly payments of $955.)
         Assume the Owner chooses to exercise the GMIB Plus I rider at the 12th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the Account Value has declined due to poor market performance. The Increase Amount would be limited to the maximum of 190% of the total Purchase Payments, which equals $190,000. Because the
Increase Amount ($190,000) is greater than the Highest Anniversary Value ($155,000), the Increase Amount ($190,000) is used as the Income Base. The Income Base of $190,000 is applied to the GMIB Annuity Table. This yields annuity payments of $785 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 72, the Income Base of $190,000 would yield monthly payments of $914; if the Owner were age 77, the Income Base of $190,000 would yield monthly payments of $1,089.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the Guaranteed Minimum Income Benefit payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30-day period following the contract anniversary.

         With the GMIB Plus, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of
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income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus, you will have paid for the GMIB Plus although it was never used.

(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Increase Amount automatically resets from $106,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the first contract anniversary;
(3)  The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Increase Amount automatically resets from $116,600 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the second contract anniversary;
(3)  The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
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Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the GMIB Plus is reset to 10 years from the date of the Optional Step-Up;
(3)  The GMIB Plus I rider charge is reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 190% maximum increase limitation on the Annual Increase Amount. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The GMIB Plus I rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

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APPENDIX E
Guaranteed Withdrawal Benefit Examples
The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee II
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1⁄2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.
If the first withdrawal is taken after age 59 1⁄2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner’s lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

2.    When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be
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$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 – $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% × $87,500 = $4,375.
(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $5,000 and $5,000. Since the first withdrawal of $5,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($5,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before that withdrawal.)
B.    Lifetime Withdrawal Guarantee — Compounding Income Amount
Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)
The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 × 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 × 5%).
If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 × 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 × 5%).
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If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 × 5%).

C.     Lifetime Withdrawal Guarantee — Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)
Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).
At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).
Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).
At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than
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$159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).
D.    Enhanced GWB — How Withdrawals Affect the Benefit Base
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.
2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.
E.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.
F.    Enhanced GWB — How Withdrawals Affect the Annual Benefit Payment
1.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.
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2.    An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.
G.    Enhanced GWB — How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount
An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.
H.    Enhanced GWB — Putting It All Together
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

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2.    When Withdrawals Do Exceed the Annual Benefit Payment
An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

I.    Enhanced GWB — How the Optional Reset Works (may be elected prior to age 86)
Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).
The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.
The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.
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The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
The period of time over which the Annual Benefit Payment may be taken would be lengthened.

J.    Enhanced GWB — How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.
Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)
Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.
E-7

K.    Enhanced GWB — Annual Benefit Payment Continuing When Account Value Reaches Zero
Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).
Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.
In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.

E-8

APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-1

Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-2

The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company of NY,
and
Brighthouse Variable Annuity Account B
Class B
April 30, 2021
This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company of NY, (Brighthouse, the Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.
The annuity contract has 50 investment choices — a Fixed Account that offers an interest rate guaranteed by us, and 49 Investment Portfolios listed below. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice.

American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
1

Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Brighthouse Variable Annuity Contract.
To learn more about the Brighthouse Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2021. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 73 of this prospectus. For a free copy of the SAI, call us at (888) 243-1932, visit our website at www.brighthousefinancial.com, or write to us at: P.O. Box 305075, Nashville, TN 37230-5075.
The contracts:
•	are not bank deposits
•	are not FDIC insured
•	are not insured by any federal government agency
•	are not guaranteed by any bank or credit union
•	may be subject to loss of principal
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
April 30, 2021
2

TABLE OF CONTENTS	Page	Page

3

INDEX OF SPECIAL TERMS
Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.
Page
Account Value.................................................................19
Accumulation Phase........................................................13
Accumulation Unit..........................................................18
Annual Benefit Payment..................................................49
Annuitant........................................................................72
Annuity Date..................................................................32
Annuity Options.............................................................33
Annuity Payments...........................................................32
Annuity Service Center......................................................6
Annuity Units..................................................................33
Beneficiary......................................................................71
Business Day...................................................................15
Contract Year.................................................................14
Fixed Account.................................................................13
Free Look........................................................................18
Good Order....................................................................70
Guaranteed Principal Adjustment...................................50
Income Base....................................................................39
Income Phase..................................................................13
Investment Portfolios......................................................19
Joint Owners...................................................................71
Owner.............................................................................71
Purchase Payment...........................................................14
Remaining Guaranteed Withdrawal Amount..................47
Separate Account............................................................67
Total Guaranteed Withdrawal Amount...........................47
4

HIGHLIGHTS
The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select the Lifetime Income Solution Plus (LIS Plus) rider. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under the LIS Plus rider. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See “Other Information — The Separate Account”.)
The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see “Living Benefits — Guaranteed Income Benefits”).
You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable
Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
Tax Deferral and Qualified Plans. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Free Look. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.
Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1⁄2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.
Non-Natural Persons as Owners. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The
5

Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.
Non-Natural Persons as Beneficiaries. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.
Inquiries. If you need more information, please contact our Annuity Service Center at:
Brighthouse Life Insurance Company of NY
Annuity Service Center
P.O. Box 305075
Nashville, TN 37230-5075
(888) 243-1932
Electronic Delivery. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, as well as other contract related documents.
Contact us at www.brighthousefinancial.com for more information and to enroll.
6

FEE TABLES AND EXAMPLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between investment options. State premium taxes may also be deducted. New York does not currently assess premium taxes on Purchase Payments.

Owner Transaction Expenses Table
Withdrawal Charge (Note 1) (as a percentage of Purchase Payments)	7%

Transfer Fee (Note 2)	$25 $0 (First 12 per year)

Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See “Expenses — Withdrawal Charge.”)
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We currently are waiving the transfer fee, but reserve the right to charge the fee in the future.
7

The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Investment Portfolio fees and expenses.

Account Fee (Note 1)	$30
Separate Account Annual Expenses (Note 2)
(referred to as Separate Account Product Charges)
(as a percentage of average Account Value in the Separate Account)
Mortality and Expense Charge (Note 3)	1.05%
Administration Charge	0.25%
Total Separate Account Annual Expenses	1.30%

Death Benefit Rider Charge (Optional) (as a percentage of average Account Value in the Separate Account)
Optional Death Benefit — Annual Step-Up	0.20%

Total Separate Account Annual Expenses Including Charge for Optional Death Benefit	1.50%

Note 1. An account fee of $30 is charged every Contract Year on the contract anniversary if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See “Expenses”).
Note 2. Certain charges and expenses for contracts issued before May 1, 2004 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See “Expenses”).
Note 3. We are waiving the following amount of the mortality and expense charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.83% for the subaccount investing in the T. Rowe Price Large Cap Value Portfolio (Class B); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Invesco Global Equity Portfolio (Class B).
8

Additional Optional Rider Charges (Note 1)
Lifetime Income Solution Plus (LIS Plus) Rider Charges (Note 2)

LIS Plus II - maximum charge	1.50%
LIS Plus II - current charge	0.95%

LIS Plus I - maximum charge	1.50%
LIS Plus I - current charge	0.95%

Guaranteed Withdrawal Benefit (Lifetime Withdrawal Guarantee) Rider Charge (Note 3) (as a percentage of the Total Guaranteed Withdrawal Amount) (Note 4)

Lifetime Withdrawal Guarantee (Single Life version) - maximum charge	0.95%
Lifetime Withdrawal Guarantee (Single Life version) - current charge	0.50%

Lifetime Withdrawal Guarantee (Joint Life version) - maximum charge	1.40%
Lifetime Withdrawal Guarantee (Joint Life version) - current charge	0.70%

Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. Additionally, charges for riders may vary depending on your contract issue date and the specific benefits elected. (See “Expenses.”)
Note 2: The LIS Plus II rider was available with contracts issued on or before December 30, 2011. The LIS Plus I rider was available with contracts issued on or before July 16, 2010. LIS riders are guaranteed minimum income benefit riders and we may refer to them as “GMIB” riders in this prospectus.
Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See “Living Benefits — Guaranteed Income Benefits” for a definition of the term Income Base. The LIS Plus II and LIS Plus I rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Step-Up. (See “Expenses.”)
Note 3: The Lifetime Withdrawal Guarantee rider was available with contracts issued on or before July 11, 2008.
Note 4. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See “Living Benefits — Guaranteed Withdrawal Benefit” for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See “Expenses.”)
9

The next table shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the contract. Certain Investment Portfolios may impose a redemption fee in the future. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectuses for the Investment Portfolios and in the following tables. For information concerning compensation paid for the sale of the contracts, see “Other Information — Distributor.”
Minimum and Maximum Total Annual Investment Portfolio Operating Expenses
	Minimum	Maximum
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.58%	1.29%
Investment Portfolio Fees and Expenses as of December 31, 2020
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.
Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
American Funds Insurance Series®
American Funds Global Growth Fund	0.51%	0.25%	0.05%	—	0.81%	—	0.81%
American Funds Global Small Capitalization Fund	0.69%	0.25%	0.05%	—	0.99%	—	0.99%
American Funds Growth Fund	0.32%	0.25%	0.04%	—	0.61%	—	0.61%
Brighthouse Funds Trust I
AB Global Dynamic Allocation Portfolio	0.61%	0.25%	0.04%	0.01%	0.91%	0.02%	0.89%
AQR Global Risk Balanced Portfolio	0.62%	0.25%	0.03%	0.05%	0.95%	0.01%	0.94%
BlackRock Global Tactical Strategies Portfolio	0.66%	0.25%	0.02%	0.08%	1.01%	0.06%	0.95%
BlackRock High Yield Portfolio	0.60%	0.25%	0.08%	—	0.93%	0.02%	0.91%
Brighthouse Asset Allocation 100 Portfolio	0.07%	0.25%	0.02%	0.65%	0.99%	—	0.99%
Brighthouse Balanced Plus Portfolio	0.24%	0.25%	0.01%	0.42%	0.92%	0.01%	0.91%
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	0.95%	0.25%	0.09%	—	1.29%	0.10%	1.19%
Brighthouse/Franklin Low Duration Total Return Portfolio	0.50%	0.25%	0.06%	0.01%	0.82%	0.09%	0.73%
Brighthouse/Templeton International Bond Portfolio	0.60%	0.25%	0.08%	—	0.93%	—	0.93%
Brighthouse/Wellington Large Cap Research Portfolio	0.56%	0.25%	0.03%	—	0.84%	0.04%	0.80%
Clarion Global Real Estate Portfolio	0.63%	0.25%	0.05%	—	0.93%	0.04%	0.89%
Invesco Balanced-Risk Allocation Portfolio	0.64%	0.25%	0.04%	0.02%	0.95%	0.02%	0.93%
Invesco Comstock Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.01%	0.84%
Invesco Global Equity Portfolio	0.66%	0.25%	0.04%	—	0.95%	0.13%	0.82%
JPMorgan Global Active Allocation Portfolio	0.72%	0.25%	0.06%	—	1.03%	0.06%	0.97%
JPMorgan Small Cap Value Portfolio	0.78%	0.25%	0.07%	—	1.10%	0.10%	1.00%
10

Investment Portfolio	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Loomis Sayles Growth Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
MetLife Multi-Index Targeted Risk Portfolio	0.17%	0.25%	0.01%	0.22%	0.65%	—	0.65%
MFS ® Research International Portfolio	0.70%	0.25%	0.05%	—	1.00%	0.11%	0.89%
Morgan Stanley Discovery Portfolio	0.64%	0.25%	0.02%	—	0.91%	0.03%	0.88%
PanAgora Global Diversified Risk Portfolio	0.65%	0.25%	0.20%	0.03%	1.13%	—	1.13%
PIMCO Inflation Protected Bond Portfolio	0.48%	0.25%	0.30%	—	1.03%	—	1.03%
PIMCO Total Return Portfolio	0.48%	0.25%	0.11%	—	0.84%	0.03%	0.81%
Schroders Global Multi-Asset Portfolio	0.63%	0.25%	0.06%	—	0.94%	0.01%	0.93%
SSGA Growth and Income ETF Portfolio	0.31%	0.25%	0.01%	0.19%	0.76%	—	0.76%
SSGA Growth ETF Portfolio	0.32%	0.25%	0.03%	0.20%	0.80%	—	0.80%
T. Rowe Price Large Cap Value Portfolio	0.57%	0.25%	0.02%	—	0.84%	0.06%	0.78%
Victory Sycamore Mid Cap Value Portfolio	0.65%	0.25%	0.05%	—	0.95%	0.10%	0.85%
Western Asset Management Government Income Portfolio	0.43%	0.25%	0.04%	—	0.72%	0.03%	0.69%
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio	0.34%	0.25%	0.05%	—	0.64%	—	0.64%
BlackRock Capital Appreciation Portfolio	0.69%	—	0.03%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio	0.35%	0.25%	0.04%	—	0.64%	0.03%	0.61%
Brighthouse Asset Allocation 20 Portfolio	0.10%	0.25%	0.03%	0.54%	0.92%	0.03%	0.89%
Brighthouse Asset Allocation 40 Portfolio	0.06%	0.25%	—	0.57%	0.88%	—	0.88%
Brighthouse Asset Allocation 60 Portfolio	0.05%	0.25%	—	0.60%	0.90%	—	0.90%
Brighthouse Asset Allocation 80 Portfolio	0.05%	0.25%	0.01%	0.63%	0.94%	—	0.94%
Brighthouse/Dimensional International Small Company Portfolio	0.81%	0.25%	0.13%	—	1.19%	0.11%	1.08%
Brighthouse/Wellington Core Equity Opportunities Portfolio	0.71%	0.15%	0.02%	—	0.88%	0.12%	0.76%
Jennison Growth Portfolio	0.60%	0.25%	0.02%	—	0.87%	0.08%	0.79%
Loomis Sayles Small Cap Growth Portfolio	0.90%	0.25%	0.07%	—	1.22%	0.09%	1.13%
MetLife Aggregate Bond Index Portfolio	0.25%	0.30%	0.03%	—	0.58%	0.01%	0.57%
MFS ® Total Return Portfolio	0.57%	0.25%	0.07%	—	0.89%	0.03%	0.86%
MFS ® Value Portfolio	0.62%	0.25%	0.02%	—	0.89%	0.06%	0.83%
Neuberger Berman Genesis Portfolio	0.82%	0.25%	0.04%	—	1.11%	0.01%	1.10%
VanEck Global Natural Resources Portfolio	0.78%	0.25%	0.03%	0.01%	1.07%	0.06%	1.01%
Western Asset Management Strategic Bond Opportunities Portfolio	0.57%	0.25%	0.03%	—	0.85%	0.05%	0.80%
The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2022. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements.
Certain Investment Portfolios that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
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Examples
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner Transaction Expenses, the Account Fee, Separate Account Annual Expenses, and Investment Portfolio Fees and Expenses.
The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: (a) maximum and (b) minimum fees and expenses of any of the Investment Portfolios (before any waiver and/or reimbursement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Chart 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Lifetime Income Solution Plus II rider (assuming the maximum 1.50% charge applies in all Contract Years), which is the most expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$1,159	$1,884	$2,629	$4,765
minimum	$1,088	$1,674	$2,285	$4,113

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$459	$1,344	$2,269	$4,765
minimum	$388	$1,134	$1,925	$4,113

Chart 2. Chart 2 assumes you do not select the optional death benefit or any living benefit rider, which is the least expensive way to purchase the contract.
(1) If you surrender your contract at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$989	$1,364	$1,746	$2,912
minimum	$918	$1,151	$1,388	$2,192

(2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:
Time Periods
	1 year	3 years	5 years	10 years
maximum	$289	$824	$1,386	$2,912
minimum	$218	$611	$1,028	$2,192
The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.
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THE ANNUITY CONTRACT
This prospectus describes the variable annuity contract offered by us.
The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see “Death Benefit” for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary(ies) (see “Annuity Payments (The Income Phase)” for more information).
The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See “Federal Income Tax Status.”)
The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see “Living Benefits”).
Except as described below, the contract also contains a Fixed Account option. The Fixed Account offers an interest rate that is guaranteed by us. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.
The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see “Annuity Payments (The Income Phase)” for more information.)
This prospectus describes all material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.
Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice (a guaranteed account option is available in connection with an Enhanced Dollar Cost Averaging program during the Accumulation Phase, and a fixed Annuity Payment option is available during the Income Phase). All references in this prospectus to investments in or transfers into the Fixed Account shall only apply to contracts issued prior to May 1, 2003.
As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under “Other Information — Ownership.”
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All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the “Code”). Any Code references to “spouses” include those persons who enter into lawful marriages under state law, regardless of sex.
PURCHASE
We reserve the right to reject any application.
Purchase Payments
A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.
General Requirements for Purchase Payments. The following requirements apply to initial and subsequent Purchase Payments:
•	The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.
•	If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.
•	The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.
•	The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.
•	We will accept a different amount if required by federal tax law.
•	We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access to Your Money.”)
•	We will not accept Purchase Payments made with cash, money orders, or travelers checks.
Restrictions on Subsequent Purchase Payments. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.
•	We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.
Termination for Low Account Value
We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Minimum Income Benefit (GMIB) rider or a guaranteed death benefit, if at the time the termination would otherwise occur the Income Base of the GMIB rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.
Allocation of Purchase Payments
When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the
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Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers. In addition, see Appendix A and B to this prospectus for more information about available Investment Portfolios.
We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee’s administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See “Other Information — Requests and Elections.”) However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.
We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.
If you choose the LIS Plus II rider, or if you chose the LIS Plus I rider, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under “Investment Allocation Restrictions for Certain Riders.”
If you chose the Lifetime Withdrawal Guarantee (LWG) rider, until the rider terminates, we will require you to allocate your Purchase Payments and Account Value as described in “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee” (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).
If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See “Investment Options — Dollar Cost Averaging Programs.”) You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.
We reserve the right to make certain changes to the Investment Portfolios. (See “Investment Options — Substitution of Investment Options.”)
Investment Allocation Restrictions for Certain Riders
Allocation. If you elect the LIS Plus II, or if you elected the LIS Plus I, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to either (A) or (B) below:
(A) You must allocate:
•	100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, BlackRock Ultra-Short Term Bond Portfolio, Brighthouse Balanced Plus Portfolio, Brighthouse Asset Allocation 20 Portfolio,
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Brighthouse Asset Allocation 40 Portfolio, Brighthouse Asset Allocation 60 Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/or the SSGA Growth and Income ETF Portfolio. (You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program.)
For contracts issued based on applications and necessary information received at our Annuity Service Center before the close of the New York Stock Exchange on May 1, 2009, the Brighthouse Asset Allocation 80 Portfolio is also available under option (A).
OR
(B) You must allocate:
•	at least 30% of Purchase Payments or Account Value to Platform 1 portfolios;
•	up to 70% of Purchase Payments or Account Value to Platform 2 portfolios;
•	up to 15% of Purchase Payments or Account Value to Platform 3 portfolios; and
•	up to 15% of Purchase Payments or Account Value to Platform 4 portfolios.
For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or account value to Platform 1 portfolios and you may allocate up to 85% of purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).
(See the “EDCA” section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)
The investment options in each Platform are:
Platform 1
Brighthouse/Franklin Low Duration Total Return Portfolio
BlackRock Bond Income Portfolio
BlackRock Ultra-Short Term Bond Portfolio
MetLife Aggregate Bond Index Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Western Asset Management Government Income Portfolio
Platform 2
AB Global Dynamic Allocation Portfolio
American Funds Global Growth Fund
American Funds Growth Fund
AQR Global Risk Balanced Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse /Wellington Core Equity Opportunities Portfolio
Brighthouse /Wellington Large Cap Research Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
Jennison Growth Portfolio
JPMorgan Global Active Allocation Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
MFS® Total Return Portfolio
MFS® Value Portfolio
PanAgora Global Diversified Risk Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
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Platform 3
Morgan Stanley Discovery Portfolio
Victory Sycamore Mid Cap Value Portfolio
Platform 4
American Funds Global Small Capitalization Fund
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
Neuberger Berman Genesis Portfolio
Van Eck Global Natural Resources Portfolio
Your Purchase Payments and transfer requests must be allocated in accordance with the above limitations. We will reject any Purchase Payments or transfer requests that do not comply with the above limitations.
We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options. See “Investment Options” below for information about Investment Portfolios that employ a managed volatility strategy.
Rebalancing. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.
The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.
Subsequent Purchase Payments. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.
Example:
Your Account Value is $100,000 and allocated 70% to the Invesco Comstock Index Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Ultra-Short Term Bond Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Ultra-Short Term Bond Portfolio.
EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same
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investment options as your most recent allocations for Purchase Payments.
Changing Purchase Payment Allocation Instructions. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.
Transfers. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.
Free Look
If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.
Accumulation Units
The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio’s Accumulation Unit value, as explained below.
Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:
1)    dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and
2)    multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.
The value of an Accumulation Unit may go up or down from day to day.
When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.
Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange, or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business Day).
Example:
On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Victory Sycamore Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Victory Sycamore Mid Cap Value Portfolio is $13.90. We then divide
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$5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Victory Sycamore Mid Cap Value Portfolio.
Account Value
Account Value is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.
Replacement of Contracts
Exchange Programs. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see “Investment Options — Dollar Cost Averaging Programs”). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.
Other Exchanges. Generally, you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.
INVESTMENT OPTIONS
The contract offers 49 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.
You should read the prospectuses for these funds carefully before investing. You can obtain copies of the fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company of NY,, Annuity Service Center, P.O. Box 305075, Nashville, TN 37230-5075, (888) 243-1932. You can also obtain information about the funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission’s website at http://www.sec.gov. Certain Investment Portfolios described in the fund prospectuses may not be available with your contract. (See Appendix A.) Appendix B contains a summary of advisers, subadvisers, and investment objectives for each Investment Portfolio.
The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your
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Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.
Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.
The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a “managed volatility strategy”):
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
(c)	BlackRock Global Tactical Strategies Portfolio
(d)	Brighthouse Balanced Plus Portfolio
(e)	Invesco Balanced-Risk Allocation Portfolio
(f)	JPMorgan Global Active Allocation Portfolio
(g)	MetLife Multi-Index Targeted Risk Portfolio
(h)	PanAgora Global Diversified Risk Portfolio
(i)	Schroders Global Multi-Asset Portfolio
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by “smoothing” returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.
If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.
Certain Payments We Receive with Regard to the Investment Portfolios. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or
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subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.
We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)
Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See “Fee Tables and Examples — Investment Portfolio Fees and Expenses” for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See “Other Information — Distributor” for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.
We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the
Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.
We do not provide any investment advice and do not recommend or endorse any particular Investment Portfolio. You bear the risk of any decline in the Account Value of your contract resulting from the performance of the Investment Portfolios you have chosen.
American Funds Insurance Series® (Class 2)
American Funds Insurance Series® is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
Brighthouse Funds Trust I (Class B)
Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
AB Global Dynamic Allocation Portfolio
AQR Global Risk Balanced Portfolio
BlackRock Global Tactical Strategies Portfolio
BlackRock High Yield Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Franklin Low Duration Total Return Portfolio
Brighthouse/Templeton International Bond Portfolio#
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Brighthouse/Wellington Large Cap Research Portfolio
Clarion Global Real Estate Portfolio
Invesco Balanced-Risk Allocation Portfolio
Invesco Comstock Portfolio
Invesco Global Equity Portfolio
JPMorgan Global Active Allocation Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Growth Portfolio
MetLife Multi-Index Targeted Risk Portfolio
MFS® Research International Portfolio
Morgan Stanley Discovery Portfolio
PanAgora Global Diversified Risk Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
Schroders Global Multi-Asset Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
T. Rowe Price Large Cap Value Portfolio
Victory Sycamore Mid Cap Value Portfolio
Western Asset Management Government Income Portfolio
Brighthouse Funds Trust II
Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:
BlackRock Bond Income Portfolio (Class B)
BlackRock Capital Appreciation Portfolio (Class A)
BlackRock Ultra-Short Term Bond Portfolio (Class B)
Brighthouse Asset Allocation 20 Portfolio (Class B)
Brighthouse Asset Allocation 40 Portfolio (Class B)
Brighthouse Asset Allocation 60 Portfolio (Class B)
Brighthouse Asset Allocation 80 Portfolio (Class B)
Brighthouse/Dimensional International Small Company Portfolio (Class B)
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)
Jennison Growth Portfolio (Class B)
Loomis Sayles Small Cap Growth Portfolio (Class B)
MetLife Aggregate Bond Index Portfolio (Class G)
MFS® Total Return Portfolio (Class B)
MFS® Value Portfolio (Class B)
Neuberger Berman Genesis Portfolio (Class B)
VanEck Global Natural Resources Portfolio (Class B)#
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)
Investment Portfolios That Are Funds-of-Funds
The following Investment Portfolios available within Brighthouse Funds Trust I and Brighthouse Funds Trust II are “funds of funds”:
BlackRock Global Tactical Strategies Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
Brighthouse Balanced Plus Portfolio
MetLife Multi-Index Targeted Risk Portfolio
SSGA Growth and Income ETF Portfolio
SSGA Growth ETF Portfolio
“Fund of funds” Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds (“Underlying ETFs”). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.
Transfers
General. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See “Restrictions on Frequent Transfers” and
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“Restrictions on Large Transfers” below.) We also may be required to suspend the right to transfers in certain circumstances (see “Access to Your Money – Suspension of Payments or Transfers”). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:
•	Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.
•	Your request for transfer must clearly state how much the transfer is for.
•	The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).
•	The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.
•	You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.
•	If you have elected to add the LIS Plus I, LIS Plus II, or Lifetime Withdrawal Guarantee rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to “Purchase — Investment Allocation Restrictions for Certain Riders” for more information.
During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.
For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:
•	the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or
•	your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or
•	a transfer was made out of the Fixed Account within the previous 180 days.
During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.
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Transfers by Telephone or Other Means. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See “Other Information — Requests and Elections.”)
All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).
Pre-Scheduled Transfer Program. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs, Three Month Market Entry and Automatic Rebalancing Programs.
Restrictions on Frequent Transfers. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price (“arbitrage trading”). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series®
portfolios. We monitor transfer activity in the following portfolios (the “Monitored Portfolios”):
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
BlackRock High Yield Portfolio
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Brighthouse/Dimensional International Small Company Portfolio
Brighthouse/Templeton International Bond Portfolio
Clarion Global Real Estate Portfolio
Invesco Global Equity Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Small Cap Growth Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
VanEck Global Natural Resources Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more “round-trips” involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.
As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in
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each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will impose transfer restrictions on the entire contract and will require future transfer requests to or from any Investment Portfolio under that contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.
The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.
In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.
In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or
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redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.
Dollar Cost Averaging Programs
We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.
If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in “Purchase —  Allocation of Purchase Payments.”
We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.
The two dollar cost averaging programs are:
1.	Standard Dollar Cost Averaging (DCA)
This program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.
If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected an LIS Plus rider.
2.	Enhanced Dollar Cost Averaging (EDCA) Program
The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will
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consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.
When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create “buckets” within your EDCA account.
•	The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.
•	Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.
•	Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.
(See Appendix C for further examples of EDCA with multiple Purchase Payments.)
The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.
The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.
If you decide you no longer want to participate in the EDCA program, all money remaining in your EDCA account will be transferred to the BlackRock Ultra-Short Term Bond Portfolio, unless you specify otherwise.
Three Month Market Entry Program
Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the EDCA Program, except it is of three (3) months duration.
Automatic Rebalancing Program
Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.
An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you “buy low and sell high,” although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.
We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.
The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.
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Example:
Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the MetLife Aggregate Bond Index Portfolio and 60% to be in the Morgan Stanley Discovery Portfolio. Over the next 2 1⁄2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MetLife Aggregate Bond Index Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the MetLife Aggregate Bond Index Portfolio to bring its value back to 40% and use the money to buy more units in the Morgan Stanley Discovery Portfolio to increase those holdings to 60%.
Voting Rights
We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.
Substitution of Investment Options
If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.
EXPENSES
There are charges and other expenses associated with the contract that reduce the return on your investment in the contract.These charges and expenses are:
Product Charges
Separate Account Product Charges. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase — although death benefit charges no longer continue in the Income Phase).
Mortality and Expense Charge. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2004, the mortality and expense charge on an annual basis is 1.15% of the average daily net asset value of each Investment Portfolio.
This charge compensates us generally for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.
Administration Charge. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as
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well as expenses associated with marketing, sale and distribution of the contracts.
Death Benefit Rider Charge. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.
Account Fee
During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is generally for the administration charge (see above). This charge cannot be increased.
A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date or upon a full withdrawal, if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.
Lifetime Income Solution Plus — Rider Charge
We offer a Lifetime Income Solution Plus (LIS Plus) that you can select when you purchase the contract. There are two different versions of the LIS Plus under this contract: LIS Plus II and LIS Plus I. (We may also refer to “LIS” riders as “GMIB” riders in this prospectus.)
If you select an LIS Plus rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See “Living Benefit — Guaranteed Income Benefit” for a discussion of how the Income Base is determined.) The percentage charges for each version of the LIS Plus rider are listed below.
The LIS Plus rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.
If you have selected a LIS Plus rider, and you make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the LIS Plus rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.
If an LIS Plus rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); because the Guaranteed Principal Option is excercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no LIS Plus rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.
The LIS Plus rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.
The LIS Plus rider has an Optional Step-Up feature, and the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See “Living Benefits — Guaranteed Income Benefits” for more information on Optional Step-Ups.)
We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs.(See below for certain versions of the LIS Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012, or later.)
If you selected the LIS Plus II rider with a contract issued on or before April 29, 2011, the rider charge is 0.95% of the Income Base.
If you selected the LIS Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of
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the Income Base. If you selected the LIS Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the LIS Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
Lifetime Withdrawal Guarantee — Rider Charge
We previously offered an optional Guaranteed Withdrawal Benefit called the Lifetime Withdrawal Guarantee (LWG) that you could select when you purchased the contract. The LWG rider was available with contracts issued from February 4, 2008 through July 11, 2008.
If you elected the LWG rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charge for LWG is listed below.
The LWG rider charge is a percentage of the Total Guaranteed Withdrawal Amount (see “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee”) on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. The LWG rider includes a Compounding Income Amount, and the charge is calculated after applying the Compounding Income Amount. (See “Living Benefits — Guaranteed Withdrawal Benefits — Description of the Lifetime Withdrawal Guarantee” for information on Automatic Annual Step-Ups and Compounding Income Amounts.)
If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of months from the last contract anniversary to the date of the change.
If the LWG rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if the Owner is non-natural person) or if the LWG rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination
The LWG rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling accumulation units from the Separate Account.
We reserve the right to increase the LWG rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.
If an Automatic Annual Step-Up occurs under the LWG rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of (a) the Maximum Annual Step-Up Charge of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount, or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.
The rider charge for the LWG I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Withdrawal Charge
We impose a withdrawal charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal
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charge, amounts are withdrawn from your contract in the following order:
1.    Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then
2.    The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then
3.    Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.
The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Number of Complete Years from Receipt of Purchase Payment	Withdrawal Charge (% of Purchase Payment)
0	7
1	6
2	6
3	5
4	4
5	3
6	2
7 and thereafter	0
For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.
If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.
We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating LIS Plus payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.
NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.
Free Withdrawal Amount. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess a withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program if monthly or quarterly payments are chosen. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.
Reduction or Elimination of the Withdrawal Charge
General. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.
Nursing Home or Hospital Confinement Rider. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint
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Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider.
Terminal Illness Rider. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider.
For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.
Premium and Other Taxes
We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.
Transfer Fee
We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee compensates us generally for the costs of processing transfers. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.
If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.
Income Taxes
We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Investment Portfolio Expenses
There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.
ANNUITY PAYMENTS
(THE INCOME PHASE)
Annuity Date
Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.
When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant’s 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days
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prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).
Please be aware that once your contract is annuitized, your Beneficiary (or Beneficiaries) is ineligible to receive the death benefit you have selected. Additionally, if you have selected a living benefit rider such as the LIS Plus II, the LIS Plus I, or the Lifetime Withdrawal Guarantee, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment that may also be provided by the rider.
Annuity Payments
You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.
During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:
•	fixed Annuity Payments, or
•	variable Annuity Payments, or
•	a combination of both.
If you don’t tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.
If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:
1)    the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,
2)    the assumed investment return (AIR) (you select) used in the annuity table for the contract, and
3)    the Annuity Option elected.
Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see “Variable Annuity Payments” below.)
At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with
30 days’ notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.
Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see “Variable Annuity Payments” below.)
When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.
A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.
If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the “Annuity Provisions” section of the Statement of Additional Information for more information.
Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.
Annuity Options
You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days’ notice to us.
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If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.
You can choose one of the following Annuity Options or any other Annuity Option acceptable to us, subject to the requirements of the Internal Revenue Code. After Annuity Payments begin, you cannot change the Annuity Option.
If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.
Option 1. Life Annuity. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant’s death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.
Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 3. Joint and Last Survivor Annuity. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor’s death.
Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint
Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.
Option 5. Payments for a Designated Period. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion or due to the requirements of the Code.
We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.
A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments (if permitted by the Code) or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See “Annuity Payments” above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.
There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See “Federal Income Tax Status.”)
Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.
Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or
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income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.
In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See “Federal Income Tax Status.”) We generally intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts, to the extent allowed under the Code; however, such payment option may be limited to certain categories of beneficiaries.
In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Income Tax Status.”) Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under a Qualified Contract, but the death benefit must be paid within the timeframe required by applicable tax law and certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun under a Qualified Contract, applicable tax law may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If you purchased the contract as a Non-Qualified Contract, the tax rules that apply upon your death are similar to the tax rules for Qualified Contracts, but differ in some material respects. For example, if you die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining Annuity Payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of your death.
Variable Annuity Payments
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
•	The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.
•	The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
•	The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
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Fixed Annuity Payments
The Adjusted Contract Value (defined above under “Variable Annuity Payments”) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.
ACCESS TO YOUR MONEY
You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:
(1)    by making a withdrawal (either a partial or a complete withdrawal);
(2)    by electing to receive Annuity Payments;
(3)    when a death benefit is paid to your Beneficiary; or
(4)    under certain Annuity Options described under “Annuity Payments (The Income Phase) — Annuity Options” that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.
Under most circumstances, withdrawals can only be made during the Accumulation Phase.
You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See “Federal Income Tax Status.”) If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the
Account Value may be considered an impermissible modification of the payment stream under certain circumstances.
When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:
•	less any applicable withdrawal charge;
•	less any premium or other tax;
•	less any account fee; and
•	less any applicable pro rata LIS Plus or GWB rider charge.
Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See “Purchase — Termination for Low Account Value” for more information.)
We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.
We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.
How to withdraw all or part of your Account Value:
•	You must submit a request to our Annuity Service Center. (See “Other Information — Requests and Elections.”)
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•	If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See “Expenses — Reduction or Elimination of the Withdrawal Charge.”)
•	You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).
•	We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.
There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See “Federal Income Tax Status.”)
Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in “Expenses — Withdrawal Charge,” if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the “Living Benefits” section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.
Systematic Withdrawal Program
You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see “Expenses” above.)
We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone payments for withdrawals or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or
•	during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.
We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions
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are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.
LIVING BENEFITS
Guaranteed Income Benefit
We offer optional living benefit riders that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). The type of living benefit rider we currently offer is a guaranteed income benefit. We refer to the guaranteed income benefit riders as either Guaranteed Minimum Income Benefit (GMIB) or Lifetime Income Solution Plus (LIS Plus) riders. The LIS Plus riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercisizing the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount. Only one version of the LIS Plus rider may be elected, and the rider must be elected at contract issue.
Each version of the LIS Plus rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. However, if applying your actual Account Value at the time you annuitize the contract to then current annuity purchase rates (outside of the rider) produces higher income payments, you will receive the higher payments, and thus you will have paid for the rider even though it was not used. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your financial representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.
There may be versions of each rider that vary by issue date. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
You may not have a Lifetime Income Solution Plus rider and the Lifetime Withdrawal Guarantee rider in effect at the same time.
Once elected, the rider cannot be terminated except as discussed below.
Facts About Guaranteed Income Benefit Riders
Income Base and LIS Plus Annuity Payments. Under the LIS Plus rider, we calculate an “Income Base” (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the LIS Plus rider and annuitizing the contract. It is important to recognize that this Income Base is not available for cash withdrawals and does not establish or guarantee your Account Value or a minimum return for any Investment Portfolio. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).
The GMIB Annuity Table. The GMIB Annuity Table, which is specified in the rider, is used for all versions of the LIS Plus riders. For LIS Plus II and LIS Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For LIS Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. For the LIS Plus riders, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the LIS Plus produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the LIS Plus rider, your Annuity Payments will be the greater of:
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•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If you choose not to receive Annuity Payments as guaranteed under the LIS Plus, you may elect any of the Annuity Options available under the contract.
Ownership. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and LIS Plus Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and LIS Plus Annuity Payments. For the purposes of the Guaranteed Income Benefit section of the prospectus, “you” always means the Owner, older Joint Owner or the Annuitant, if the Owner is a non-natural person.
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
LIS Plus and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase a LIS Plus rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
LIS Plus I and Qualified Contracts. The LIS Plus I rider may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (or after an Optional Step-Up) the owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the rider. You should consult your tax adviser regarding the LIS Plus I rider in connection with a Qualified Contract.
(See Appendix D for examples of the LIS Plus.)
Description of LIS Plus II
The LIS Plus II rider was available with contracts issued from July 19, 2010 through December 30, 2011. The LIS Plus II rider may be exercised after a 10-year waiting period and then only within 30 days following a contract anniversary, provided that the exercise must occur no later than the 30-day period following the contract anniversary prior to the Owner’s 91st birthday. The LIS Plus II rider is a guaranteed minimum income benefit rider and we may refer to it as a “GMIB” rider in this prospectus.
Income Base. The Income Base is the greater of (a) or (b) below.
(a)    Highest Anniversary Value: On the issue date, the “Highest Anniversary Value” is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.
The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).
(b)    Annual Increase Amount: On the date we issue your contract, the “Annual Increase Amount” is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:
(i)    is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and
(ii)    is withdrawal adjustments (as defined below) accumulated at the annual increase rate.
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The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See “Optional Step-Up” below for a feature that can be used to reset the Annual Increase Amount to the Account Value.
Annual Increase Amount is limited to 350% of the greater of: (a) your Purchase Payments or (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see “Optional Step-Up” below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 350% of the new higher Annual Increase Amount, if it is greater than 350% of your Purchase Payment.
Annual Increase Rate. As noted above, we calculate an Income Base under the LIS Plus II rider that helps determine the minimum amount you can receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the “annual increase rate.”
Through the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is the greater of:
(a)    5% or
(b)    the required minimum distribution rate (as defined below).
Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.
The required minimum distribution rate equals the greater of:
(1)    the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year;
(2a)    if you enroll only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)    if you enroll in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% (item (a) above) of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
On the first contract anniversary, “at the beginning of the Contract Year” means on the issue date; on a later contract anniversary, “at the beginning of the Contract Year” means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see “Income Base – Annual Increase Amount”).
See “Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II” below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.
If item (b) above (the required minimum distribution rate) is greater than item (a) above, and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year, exceed the required minimum distribution rate, the required minimum distribution rate is not used to calculate the annual increase rate, and the annual increase rate will be reduced to 5% (item (a) above). Therefore, the annual increase rate for that Contract Year will be lower than the required minimum distribution rate, which could have the effect of reducing the value of Annuity Payments under the LIS Plus II rider.
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During the 30 day period following the contract anniversary immediately prior to the Owner’s 91st birthday, the annual increase rate is 0%.
Withdrawal Adjustments. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):
(a)    The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or
(b)    If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.
As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.
(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)
In determining the LIS Plus II Annuity Income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.
Optional Step-Up. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the accumulation rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.
You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new
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election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)
We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.
The Optional Step-Up:
(1)    resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;
(2)    resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;
(3)    resets the maximum Annual Increase Amount to a percentage 350% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and
(4)    may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.
Investment Allocation Restrictions. If you elected the LIS Plus II, there are certain investment allocation restrictions. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”) You may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.
Guaranteed Principal Option. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.
By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving LIS Plus payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to (a) minus (b) where:
(a)    is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and
(b)    the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.
The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable investment
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portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. It is important to note that only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the LIS Plus II rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.
The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the LIS Plus II rider will terminate as of the date the option takes effect and no additional LIS Plus charges will apply thereafter. The variable annuity contract, however, will continue, and the LIS Plus II investment allocation restrictions, described above, will no longer apply.
Exercising the LIS Plus II Rider. If you exercise the LIS Plus II rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:
(1)    Life annuity with 5 years of Annuity Payments guaranteed.
(2)    Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See “Annuity Payments (The Income Phase).”) This joint and last survivor Annuity Option is only available if the younger Annuitant's attained age is 35 or older.
These options are described in the contract and the LIS Plus II rider.
The GMIB Annuity Table is specified in the LIS Plus II rider. This table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the
Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the LIS Plus II produces may be less than the amount of Annuity Income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.
If you exercise the LIS Plus II, your Annuity Payments will be the greater of:
•	the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or
•	the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See “Annuity Payments (The Income Phase).”)
If the amount of the guaranteed minimum lifetime income that the LIS Plus II produces is less than the amount of Annuity Income that would be provided by applying your contract value on the Annuity Date to the then-current annuity purchase rates, then you would have paid for a benefit that you did not use.
If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see “Purchase — Purchase Payments”), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.
Enhanced Payout Rates. As noted above, the annuity rates in the GMIB Annuity Table are calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. However, the LIS Plus II payout rates are enhanced under the following circumstances. If:
•	your contract was issued on or after your 57th birthday;
•	you take no withdrawals prior to age 60 ;
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•	your Account Value is fully withdrawn or decreases to zero at or after your 62nd birthday and there is an Income Base remaining; and
•	the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;
then the annual Annuity Payments under the LIS Plus II rider will equal or exceed 5% of the Income Base (calculated on the date the payments are determined).
If an Owner dies and the Owner’s spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the LIS Plus II rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse’s eligibility for the enhanced payout rates described above is based on the Owner’s age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 60 and subsequently died, if that Owner’s spouse continued the contract and the LIS Plus II rider, the spouse would be eligible for the 5% enhanced payout rate described above, even if the spouse were younger than age 60 at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse’s eligibility for the enhanced payout rates described above is based on the spouse’s age when the spouse begins to take withdrawals.
If you choose not to receive Annuity Payments as guaranteed under the LIS Plus II rider, you may elect any of the Annuity Options available under the contract.
Terminating the LIS Plus II Rider. Except as otherwise provided in the LIS Plus II rider, the rider will terminate upon the earliest of:
a)    The 30th day following the contract anniversary prior to your 91st birthday;
b)    The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);
c)    The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the LIS Plus (a pro rata portion of the rider charge will be assessed);
d)    Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;
e)    A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
f)    The effective date of the Guaranteed Principal Option; or
g)    The date you assign your contract (a pro rata portion of the rider charge will be assessed).
If an Owner or Joint Owner dies and:
•	the spouse elects to continue the contract and the LIS rider under termination provision d) above; and
•	before the 10-year waiting period to exercise the LIS rider has elapsed, the LIS rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse’s 91st birthday);
we will permit the spouse to exercise the LIS rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.
Under our current administrative procedures, we will waive the termination of the LIS Plus II rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.
When the LIS Plus II rider terminates, the corresponding LIS Plus II rider charge terminates and the LIS Plus II investment allocation restrictions no longer apply.
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Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With LIS Plus II
For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to takewithdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
Used with the LIS Plus II rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.
Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see “Access to Your Money – Systematic Withdrawal Program”). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed 5% of the Annual Increase Amount at the beginning of the Contract Year. Any amounts above 5% of the Annual Increase Amount that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the LIS Plus II and enroll in the Systematic Withdrawal Program and elect to receive monthly payments totaling 5% of the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.
If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the LIS Plus II rider.
To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.
(See Appendix D for examples illustrating the operation of the LIS Plus riders.)
Description of LIS Plus I
The LIS Plus I rider was available with contracts issued from July 14, 2008 through July 16, 2010. The LIS Plus I rider is a guaranteed minimum income benefit rider and we may refer to it as a “GMIB” rider in this prospectus. LIS Plus I is identical to LIS Plus II, with the following exceptions:
(1)    The LIS Plus I Income Base and withdrawal adjustments are calculated as described above for LIS Plus II, except that the annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter. Items (b) and (c) under “Annual Increase Rate” above (regarding required minimum distributions, the Automated Required Minimum Distribution Program, and the Systematic Withdrawal Program) do not apply to the calculation of the Income Base or the withdrawal adjustments under the LIS Plus I rider.
(2)    The payout rates described above under “Enhanced Payout Rates” do not apply to the LIS Plus I rider.
For contracts issued with the LIS Plus I rider on or before May 1, 2009, the following additional differences apply:
(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.
(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.
(3) If your Annual Increase Amount is reset due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider
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charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.
(4) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.
(5) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.
(6) The joint and last survivor Annuity Option under the LIS Plus is only available if the older Annuitant's attained age is 55 or older.
(7) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.
(8) Different investment allocation restrictions apply. (See “Purchase — Investment Allocation Restrictions for LIS Plus II and LIS Plus I Riders.”)
Guaranteed Withdrawal Benefit
We offered an optional guaranteed withdrawal benefit (GWB) for an additional charge. The guaranteed withdrawal benefit under this contract is the Lifetime Withdrawal Guarantee (LWG) rider. The LWG rider is no longer available for sale.
The LWG rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract) through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. (See “Description of the LWG” below.)
If you purchased the LWG, you must have elected it at the time you purchased the contract, prior to age 81. In addition, you could only elect the Single Life version of the LWG rider if the Owner or older Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract is issued. You could only elect the Joint Life version of the LWG rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. You may not have this benefit and an LIS Plus rider in effect at the same time. Once elected, the LWG rider may not be terminated except as stated below.
Facts About Guaranteed Withdrawal Benefit Riders
Managing Withdrawals.
The guarantee under the LWG rider may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The LWG rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Remaining Guaranteed Withdrawal Amount (as described below) under the LWG rider cannot be taken as a lump sum. (However, if you cancel the LWG rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See “Description of the LWG — Cancellation and Guaranteed Principal Adjustment” below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See “Expenses — Withdrawal Charge.”)
If in any Contract Year you take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the LWG rider guarantees that you or your Beneficiary will receive from the contract over time may be less than the initial Total Guaranteed Withdrawal Amount. This reduction may be significant and means that return of your Purchase Payments may be lost. The LWG rider charge will continue to be deducted and calculated based on the Total Guaranteed Withdrawal Amount until termination of the rider. The Total Guaranteed Withdrawal Amount will not decrease due to withdrawals that do not exceed the maximum amount allowed in any Contract Year. Withdrawals that exceed the maximum amount allowed in any Contract Year may decrease the Total Guaranteed Withdrawal Amount.
Rider Charges. If the LWG rider is in effect, we will continue to assess the LWG rider charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero.
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Withdrawal Charge. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 7% of Purchase Payments taken in the first seven years following receipt of the applicable Purchase Payment. (See “Expenses — Withdrawal Charge — Free Withdrawal Amount” and “Access to Your Money — Systematic Withdrawal Program.”)
Taxes. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1⁄2, a 10% federal tax penalty may apply.
Tax Treatment. The tax treatment of withdrawals under the LWG rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Remaining Guaranteed Withdrawal Amount at the time of the withdrawal, if the Remaining Guaranteed Withdrawal Amount is greater than the account Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax advisor prior to purchase.
In considering whether to purchase the LWG rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the LWG rider, however, does not assure that you will receive strong, let alone any, return on your investments.
LWG and Decedent Contracts. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are “stretching” the distributions under the IRS required distribution rules, you may not purchase the LWG rider. Upon your death, however, any remaining benefits may need to be accelerated to comply with IRS rules.
(See Appendix E for examples of the Lifetime Withdrawal Guarantee.)
Description of the LWG
Total Guaranteed Withdrawal Amount. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the LWG rider is in effect. We assess the LWG rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see “Annual Benefit Payment” below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Total Guaranteed Withdrawal Amount). We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Value is lower than the Total Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below.) Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is the remaining amount you are guaranteed to receive over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreasesd by the amount of each withdrawal regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described below. If a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment (an “Excess Withdrawal”), the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount. This reduction may
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be significant, particularly when the Account Value is lower than the Remaining Guaranteed Withdrawal Amount (see “Managing Your Withdrawals” below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.
We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the LWG rider was elected and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.
5% Compounding Income Amount. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.
Automatic Annual Step-Up. On each contract anniversary prior to the Owner’s 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).
The Automatic Annual Step-Up:
•	resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;
•	resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and
•	may reset the LWG rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.
In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.
If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.
Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,0000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,0000.
You should carefully consider when to begin taking withdrawals if you have elected the LWG. If you begin taking withdrawals too soon, you may limit the value of the LWG. For example, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you make your first withdrawal. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.
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At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the LWG rider. This may provide higher income amounts and/or different tax treatment than the payments received under the LWG rider. (See “Lifetime Withdrawal Guarantee and Annuitization” below.)
Annual Benefit Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.
Managing Your Withdrawals. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.
In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if such Account Value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive lifetime payments so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. An
Excess Withdrawal that reduces the Account Value to zero will terminate the contract.
You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.
Required Minimum Distributions. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 72 (age 70 1⁄2, if you were born on or before June 30, 1949). These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. You must be enrolled only in the Automated Required Minimum Distribution Program to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other systematic withdrawal program. The frequency of your withdrawals must be annual. The Automated Required Minimum Distribution Program is based on information relating to this contract only. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.
Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the Fixed Account and the following Investment Portfolios:
(a)	AB Global Dynamic Allocation Portfolio
(b)	AQR Global Risk Balanced Portfolio
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(c)	BlackRock Global Tactical Strategies Portfolio
(d)	BlackRock Ultra-Short Term Bond Portfolio
(e)	Brighthouse Asset Allocation 20 Portfolio
(f)	Brighthouse Asset Allocation 40 Portfolio
(g)	Brighthouse Asset Allocation 60 Portfolio
(h)	Brighthouse Asset Allocation 80 Portfolio
(i)	Brighthouse Balanced Plus Portfolio
(j)	Invesco Balanced-Risk Allocation Portfolio
(k)	JPMorgan Global Active Allocation Portfolio
(l)	MetLife Aggregate Bond Index Portfolio
(m)	MetLife Multi-Index Targeted Risk Portfolio
(n)	PanAgora Global Diversified Risk Portfolio
(o)	Schroders Global Multi-Asset Portfolio
(p)	SSGA Growth and Income ETF Portfolio
(q)	SSGA Growth ETF Portfolio
(r)	Western Asset Management Government Income Portfolio
You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.
Joint Life Version. A Joint Life version of the LWG rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by Joint Owners who are spouses, and both Joint Owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version can only be purchased with Non-Qualified Contracts. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See “Death Benefit — Spousal Continuation.”) If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.
In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life Version of the LWG would not apply.
Cancellation and Guaranteed Principal Adjustment. You may elect to cancel the LWG rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG rider will terminate, we will no longer deduct the LWG rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity contract, however, will continue.
If you cancel the LWG rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) – (b) where:
(a)    is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and
(b)    is the Account Value on the date of cancellation.
The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.
Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG may not be appropriate for you if you intend to make additional Purchase
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Payments after the 120 day period and are purchasing the LWG for its Guaranteed Principal Adjustment feature.
Termination of the LWG Rider. The LWG rider will terminate upon the earliest of:
(1)    the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);
(2)    the date all of the Account Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);
(3)    the date there are insufficient funds to deduct the LWG rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);
(4)    death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the LWG, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;
(5)    change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
(6)    the effective date of the cancellation of the rider; or
(7)    termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).
Once the rider is terminated, the LWG rider charge will no longer be deducted and the LWG investment allocation restrictions will no longer apply.
Additional Information. The LWG rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG rider is in effect, an additional death benefit amount will be calculated under the LWG rider that can be taken in a lump sum. The LWG death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract’s death benefit will apply.
Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 or if required by applicable tax law (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary’s estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) of a Non-Qualified Contract dies prior to the “annuity starting date” (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.
If the Contract is a Qualified Contract, the tax rules that apply upon your death are similar, but differ in some material respects, from the tax rules for Non-Qualified Contracts. (See “Federal Income Tax Status.”)
We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements
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under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Qualified Contracts subject to Section 401(a)(9) of the Internal Revenue Code and nonqualified contracts subject to Section 72(s)). If you terminate the LWG rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.
Lifetime Withdrawal Guarantee and Annuitization. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see “Annuity Payments (The Income Phase)”), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the LWG rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.
If you annuitize at the latest date permitted, you must elect one of the following options:
(1)    Annuitize the Account Value under the contract’s annuity provisions.
(2)    If you took withdrawals before age 59 1⁄2, and therefore you are not eligible for lifetime withdrawals under the LWG rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
(3)    If you are eligible for lifetime withdrawals under the LWG rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary’s death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.
If you do not select an Annuity Option or elect to receive payments under the LWG rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the LWG rider.
PERFORMANCE
We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.
For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.
In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.
We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios
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and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.
We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.
You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.
DEATH BENEFIT
Upon Your Death
If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see “Annuity Payments (The Income Phase)” for more information).
The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2004, the Annual Step-Up is the standard death benefit for your contract.
The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.
The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.
Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract’s Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.
If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.
If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.
If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.
Standard Death Benefit — Principal Protection
The death benefit will be the greater of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: “the Account Value as of the effective date of the change of Owner,
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increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date.”
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.
(See Appendix F for examples of the Principal Protection death benefit rider.)
Optional Death Benefit — Annual Step-Up
You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of yourcontract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:
(1)    the Account Value; or
(2)    total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or
(3)    the highest anniversary value, as defined below.
On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:
•	Subsection (2) is changed to provide: “The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date”; and
•	For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner’s 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.
In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).
(See Appendix F for examples of the Annual Step-Up death benefit rider.)
General Death Benefit Provisions
As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.
A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). All options must comply with applicable federal income tax rules. The tax rules are complex and differ for Non-Qualified Contracts and Qualified Contracts. As a general matter, the entire death benefit must be paid within 5 years (or in some cases 10 years for Qualified Contracts) of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. Generally, the payments under such an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately
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following the year of death. However, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the later of the year following the Annuitant’s death or the year in which the Annuitant would have reached age 72 (age 70 1⁄2, if the Annuitant was born on or before June 30, 1949).
We may also offer a payment option, subject to the requirements of tax law, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions that are taken as withdrawals from Individual Retirement Accounts. Such payment option may be limited to certain categories of beneficiaries. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed in accordance with applicable tax law requirements. In some cases, this will require that the proceeds be distributed more rapidly than the method of distribution in effect at the time of your Beneficiary's death. (See “Federal Income Tax Status.”) To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.
If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.
If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.
Spousal Continuation
If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner’s death will continue to apply, with certain exceptions described in the contract.
For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.
Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for qualified Contracts (see “Federal Income Tax Status”).
Death of the Annuitant
If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death, but in all events in accordance with applicable tax law requirements.
Controlled Payout
You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your
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Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.
FEDERAL INCOME TAX STATUS
Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.
We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).
We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.
For federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Contracts
This discussion assumes the contract is a “non-qualified” annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Contracts owned through such plans are referred to below as “Qualified Contracts.”
Accumulation
Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of “natural persons.” A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.
In contrast, a contract owned by other than a “natural person,” such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.
Surrenders or Withdrawals – Early Distribution
If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for “early” distribution if such
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withdrawal is taken prior to you reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or
(c)    under certain immediate income annuities.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.
If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.
Treatment of Separate Account Charges
It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments. (See “Taxation of Payments in Annuity Form” below.)
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Aggregation
If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance
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policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange – other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.
Death Benefits
For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.
If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.
For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.
Investor Control
In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.
Taxation of Payments in Annuity Form
Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater – or less — than the
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taxable amount determined by us and reported by us to you and the IRS.
Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.
If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.
If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., “partial annuitization”). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Net Investment Income tax on the lesser of:
(1)    the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)    the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from Non-Qualified Contracts differently than in the U.S.
Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.
Qualified Contracts
Introduction
The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may
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result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established as “pay-outs” of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.
With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.
Guaranteed Withdrawal Benefits
If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
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In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.
If you have purchased the LWG, where otherwise made available, note the following:
The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.
In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.
We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)    on account of your death or disability,
(b)    as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,
(c)    on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(d)    pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).
(e)    to pay IRS levies (and made after December 31, 1999),
(f)    to pay deductible medical expenses, or
(g)    in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If you receive systematic payments that you intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.
The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Commutation Features Under Income Payment Types
Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the
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commutation feature also may result in adverse tax consequences including:
•	The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1⁄2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.
•	The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1⁄2.
•	The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.
A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.
Rollovers and Transfers
Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).
Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.
Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.
Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)    minimum distribution requirements,
(b)    financial hardship; or
(c)    for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (RMD) amounts are required to be distributed from a Qualified annuity Contract (including a contract issued as a Roth IRA) following your death. Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an
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“eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy, to certain categories of eligible designed beneficiary.
Generally, distributions under this exception must start by the end of the year following your death. However, if your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), if your contract permits.
If you die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:
If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if your Beneficiary is not a natural person, such as your estate.
Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.
Required Minimum Distributions
Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Minimum Date” is April 1 following the later of:
(a)    the calendar year in which you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), or
(b)    the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if you were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the
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required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.
If you intend to receive your minimum distributions in the form of Annuity Payments that are payable over the joint lives of you and a Beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after your death, any remaining payments be made over a shorter period or be reduced after your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of Annuity Payments. You should consult your own tax adviser as to how these rules affect your own contract.
Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.
Additional Information Regarding TSA (ERISA and Non-ERISA) 403(b)
Special Rules Regarding Exchanges. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a Beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.
Withdrawals. If you are under age 59 1⁄2, you generally cannot withdraw money from your TSA contract unless the withdrawal:
(a)	related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;
(b)	is exchanged to another permissible investment under your 403(b) plan;
(c)	relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
(d)	occurs after you die, leave your job or become disabled (as defined by the Code);
(e)	is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
(f)	relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
(g)	relates to rollover or after-tax contributions; or
(h)	is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information Regarding IRAs
Purchase Payments. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code.A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be
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limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.
Roth IRA Purchase Payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. If you exceed Purchase Payment limits, you may be subject to a tax penalty.
Withdrawals. If and to the extent that Traditional IRA Purchase Payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.
Conversion. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the
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appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)    the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)    10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year. The above-described distributions that exceed the amount of $35,000 during a taxable year (amount which includes the annual exclusion of $15,000) for retirees that are
60 years old or older, and $31,000 (amount which includes the annual exclusion of $11,000) for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.
Upon the occurrence of a “Declared Disaster”, like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.
In contrast, in the case of a distribution to a Non-Puerto Rico resident of retirement income, as such term is defined in 4 U.S.C. Section 114(a) made by a dual qualified plan, i.e., a plan qualified under Code Section 401 and under Section 1081.01 of the 2011 PR Code, and funded through a U.S. Trust, said distribution is not subject to Puerto Rico income tax. The individual must not be a Puerto Rico resident at the time of distribution.
Rollover. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election
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under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse,” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
OTHER INFORMATION
Brighthouse Life Insurance Company of NY
Brighthouse Life Insurance Company of NY (the Company or Brighthouse) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, the Company was known as First MetLife Investors Insurance Company. The Company is licensed to do business only in the State of New York. The Company is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company and ultimately, by Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 285 Madison Avenue, New York, NY 10017.
The Separate Account
We have established a Separate Account, Brighthouse Variable Annuity Account B (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
The Separate Account’s assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.
We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.
We are obligated to pay all money we owe under the contracts — such as death benefits and income payments — even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Lifetime Income Solution Plus benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. Brighthouse is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.
The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, Brighthouse has claimed an exclusion from the definition of the term “commodity pool operator” under
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the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.
Distributor
We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Distributor’s management team and other expenses of distributing the contracts. Distributor’s management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.30% of Separate Account assets invested in the particular Investment Portfolio.
Selling Firms
As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under
“Additional Compensation for Selected Selling Firms”). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm’s guidelines, directly from us or Distributor.
Compensation Paid to Selling Firms. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 7% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as “Annuity Payments”). (See “Annuity Payments (The Income Phase).”) Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.
Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.
Additional Compensation for Selected Selling Firms. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of
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certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm’s line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment in selling firms’ marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms’ financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.
The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information — “Distribution” for a list of selling firms that received compensation during 2020, as well as the range of additional compensation paid.)
Requests and Elections
We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock
Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 305075, Nashville, TN 37230-5075. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.
Requests for service may be made:
•	Through your financial representative
•	By telephone at (888) 243-1932, between the hours of 7:30AM and 5:30PM Central Time Monday through Friday
•	In writing to our Annuity Service Center
•	By fax at Brighthouse Policy Holder Services, (877) 246-8424 or
•	By Internet at www.brighthousefinancial.com
Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see “Investment Options – Transfers – Transfers By Telephone or Other Means”) and changes to the allocation of future Purchase Payments (see “Purchase – Allocation of Purchase Payments”). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.
We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions
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reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask your financial representative for guidance regarding any requests or elections and for information about your particular investment needs. Please bear in mind that your financial representative, or any financial firm or financial professional you consult to provide advice, is not acting on our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Good Order. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.
Telephone and Computer Systems. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.
Cybersecurity and Certain Business Continuity Risks. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.
We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.
Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises, may adversely affect our ability to conduct business, in particular if our employees or the employees of our service
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providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.
Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.
COVID-19. The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. The pandemic has resulted in significant financial market volatility, a deterioration in general economic conditions, record-low interest rates, global business disruptions affecting companies across various industries, and wide-ranging changes in consumer behavior. The duration and impact of the COVID-19 public health crisis on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Although the Company has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on the Company. The Company continues to closely monitor this evolving situation, including the impact on services provided by third-party vendors. However, there can be no assurance that any future impact from the COVID-19 pandemic will not be significant to the Company and/or with respect to the services the Company or its customers receive from third-party vendors.
Significant market volatility and negative investment returns in the financial markets resulting from the COVID-19 pandemic could have a negative impact on returns of the Investment Portfolios in which the Separate Account invests. Declines in or sustained low interest rates can cause a reduction in investment income for the Investment Portfolios. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any transfers or withdrawals), you may experience (perhaps significant) negative returns under the contract. You should consult with your financial representative about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as making subsequent Purchase Payments, transfers, or withdrawals, based on your individual circumstances.
Confirming Transactions. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.
Ownership
Owner. You, as the Owner of the contract, have all the interest and rights under the contract.
These rights include the right to:
•	change the Beneficiary.
•	change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).
•	assign the contract (subject to limitation).
•	change the payment option.
•	exercise all other rights, benefits, options and privileges allowed by the contract or us.
The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.
Joint Owner. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been
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named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 243-1932 to make such changes.
Annuitant. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see “Living Benefits — Guaranteed Income Benefits”).
Assignment. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.
If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.
Legal Proceedings
In the ordinary course of business, Brighthouse, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, Brighthouse does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of Brighthouse to meet its obligations under the contracts.
Financial Statements
Our financial statements and the financial statements of the Separate Account have been included in the SAI.
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Table of Contents of the Statement of Additional Information
The Company
The Separate Account
Services
Independent Registered Public Accounting Firm
Custodian
Distribution
     Reduction or Elimination of the Withdrawal Charge
Calculation of Performance Information
     Total Return
Historical Unit Values
Reporting Agencies
Annuity Provisions
     Variable Annuity
Fixed Annuity
Mortality and Expense Guarantee
Legal or Regulatory Restrictions on Transactions
Additional Federal Tax Considerations
Condensed Financial Information
Financial Statements
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APPENDIX A
Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2020. See “Purchase — Accumulation Units” in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents
Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES — Separate Account Annual Expenses” for more information. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)

1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.175296	24.392523	94,128.3967
01/01/2012 to 12/31/2012	24.392523	29.448836	99,389.5755
01/01/2013 to 12/31/2013	29.448836	37.475161	101,510.0734
01/01/2014 to 12/31/2014	37.475161	37.771172	98,429.1348
01/01/2015 to 12/31/2015	37.771172	39.789968	90,408.9670
01/01/2016 to 12/31/2016	39.789968	39.441013	87,512.5787
01/01/2017 to 12/31/2017	39.441013	51.083561	78,139.8400
01/01/2018 to 12/31/2018	51.083561	45.768185	63,505.5969
01/01/2019 to 12/31/2019	45.768185	60.992222	54,971.4390
01/01/2020 to 12/31/2020	60.992222	78.386254	46,470.3948
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	30.703040	24.456039	27,011.9124
01/01/2012 to 12/31/2012	24.456039	28.469236	31,033.2702
01/01/2013 to 12/31/2013	28.469236	35.976513	34,188.9550
01/01/2014 to 12/31/2014	35.976513	36.193153	33,290.1377
01/01/2015 to 12/31/2015	36.193153	35.749000	32,035.8690
01/01/2016 to 12/31/2016	35.749000	35.955730	31,076.6674
01/01/2017 to 12/31/2017	35.955730	44.594315	27,449.2720
01/01/2018 to 12/31/2018	44.594315	39.293286	24,038.9324
01/01/2019 to 12/31/2019	39.293286	50.908524	18,445.8545
01/01/2020 to 12/31/2020	50.908524	65.054298	16,233.3046
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	152.815227	144.105982	39,986.5516
01/01/2012 to 12/31/2012	144.105982	167.346219	43,134.2665
01/01/2013 to 12/31/2013	167.346219	214.480710	42,456.5717
01/01/2014 to 12/31/2014	214.480710	229.265986	39,041.0492
01/01/2015 to 12/31/2015	229.265986	241.341812	34,710.6129
01/01/2016 to 12/31/2016	241.341812	260.305987	30,815.3600
01/01/2017 to 12/31/2017	260.305987	328.994921	26,142.1675
01/01/2018 to 12/31/2018	328.994921	323.267983	21,285.1558
01/01/2019 to 12/31/2019	323.267983	416.456451	18,306.6710
01/01/2020 to 12/31/2020	416.456451	623.902717	14,373.0395
A-1

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.208984	10.550465	2,435,527.5653
01/01/2013 to 12/31/2013	10.550465	11.551854	2,864,439.0481
01/01/2014 to 12/31/2014	11.551854	12.216082	2,882,292.7986
01/01/2015 to 12/31/2015	12.216082	12.103911	2,888,417.6467
01/01/2016 to 12/31/2016	12.103911	12.352480	2,751,832.5647
01/01/2017 to 12/31/2017	12.352480	13.826296	2,593,610.3014
01/01/2018 to 12/31/2018	13.826296	12.670064	2,329,109.6888
01/01/2019 to 12/31/2019	12.670064	14.737407	2,063,088.1120
01/01/2020 to 12/31/2020	14.737407	15.400964	1,819,990.6201
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.141882	11.541250	2,779,735.9535
01/01/2013 to 12/31/2013	11.541250	10.983847	3,310,414.5068
01/01/2014 to 12/31/2014	10.983847	11.252874	3,214,887.1324
01/01/2015 to 12/31/2015	11.252874	10.024096	3,057,598.4831
01/01/2016 to 12/31/2016	10.024096	10.759754	2,847,192.0779
01/01/2017 to 12/31/2017	10.759754	11.639043	2,708,251.2725
01/01/2018 to 12/31/2018	11.639043	10.736950	2,442,534.2540
01/01/2019 to 12/31/2019	10.736950	12.683798	2,144,239.0223
01/01/2020 to 12/31/2020	12.683798	12.872350	1,967,073.4374
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.964181	10.279944	5,035,223.1176
01/01/2013 to 12/31/2013	10.279944	11.170834	5,835,737.7660
01/01/2014 to 12/31/2014	11.170834	11.655534	5,678,206.1149
01/01/2015 to 12/31/2015	11.655534	11.469519	5,623,373.8367
01/01/2016 to 12/31/2016	11.469519	11.799458	5,258,643.8245
01/01/2017 to 12/31/2017	11.799458	13.171261	4,929,075.0659
01/01/2018 to 12/31/2018	13.171261	12.042013	4,525,589.6321
01/01/2019 to 12/31/2019	12.042013	14.309493	3,982,019.1281
01/01/2020 to 12/31/2020	14.309493	14.703524	3,589,528.5683
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.468988	20.637627	61,277.6362
01/01/2012 to 12/31/2012	20.637627	23.691878	65,813.6710
01/01/2013 to 12/31/2013	23.691878	25.517482	75,854.7931
01/01/2014 to 12/31/2014	25.517482	25.965923	93,178.4367
01/01/2015 to 12/31/2015	25.965923	24.544095	83,442.9737
01/01/2016 to 12/31/2016	24.544095	27.558429	71,804.1783
01/01/2017 to 12/31/2017	27.558429	29.255899	68,426.2916
01/01/2018 to 12/31/2018	29.255899	27.989892	64,481.5832
01/01/2019 to 12/31/2019	27.989892	31.668644	51,883.2125
01/01/2020 to 12/31/2020	31.668644	33.537592	52,528.3206
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.532589	10.705026	807,354.5027
01/01/2012 to 12/31/2012	10.705026	12.310273	816,728.5994
01/01/2013 to 12/31/2013	12.310273	15.705375	809,678.9585
01/01/2014 to 12/31/2014	15.705375	16.258835	758,255.7643
01/01/2015 to 12/31/2015	16.258835	15.695113	738,149.1133
01/01/2016 to 12/31/2016	15.695113	16.849617	697,894.5880
01/01/2017 to 12/31/2017	16.849617	20.406454	617,364.0232
01/01/2018 to 12/31/2018	20.406454	18.077752	583,299.5414
01/01/2019 to 12/31/2019	18.077752	22.702706	480,005.2087
01/01/2020 to 12/31/2020	22.702706	26.593424	424,552.3995
A-2

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.991105	10.447619	4,785,733.5431
01/01/2013 to 12/31/2013	10.447619	11.770200	6,455,358.3348
01/01/2014 to 12/31/2014	11.770200	12.713680	6,667,555.6850
01/01/2015 to 12/31/2015	12.713680	12.012451	6,699,356.9267
01/01/2016 to 12/31/2016	12.012451	12.823491	6,641,879.8477
01/01/2017 to 12/31/2017	12.823491	14.949084	6,409,096.2807
01/01/2018 to 12/31/2018	14.949084	13.641161	5,969,470.8844
01/01/2019 to 12/31/2019	13.641161	16.604842	5,481,647.0323
01/01/2020 to 12/31/2020	16.604842	18.405105	5,109,801.3921
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.515157	10.023099	253,446.5863
01/01/2012 to 12/31/2012	10.023099	11.738767	269,265.7916
01/01/2013 to 12/31/2013	11.738767	10.987975	307,730.0150
01/01/2014 to 12/31/2014	10.987975	10.118507	319,413.1781
01/01/2015 to 12/31/2015	10.118507	8.590973	332,134.1789
01/01/2016 to 12/31/2016	8.590973	9.436499	301,226.8477
01/01/2017 to 12/31/2017	9.436499	11.929904	270,828.7015
01/01/2018 to 12/31/2018	11.929904	10.084773	274,873.9514
01/01/2019 to 12/31/2019	10.084773	11.996011	244,456.4805
01/01/2020 to 12/31/2020	11.996011	15.042847	215,749.2734
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.987946	9.760397	38,823.6175
01/01/2012 to 12/31/2012	9.760397	10.037167	45,689.5567
01/01/2013 to 12/31/2013	10.037167	10.002501	148,534.2394
01/01/2014 to 12/31/2014	10.002501	9.957810	166,574.1275
01/01/2015 to 12/31/2015	9.957810	9.748493	159,261.3184
01/01/2016 to 12/31/2016	9.748493	9.904269	166,999.2261
01/01/2017 to 12/31/2017	9.904269	9.887143	147,318.8532
01/01/2018 to 12/31/2018	9.887143	9.781655	133,219.0040
01/01/2019 to 12/31/2019	9.781655	10.082745	115,696.4291
01/01/2020 to 12/31/2020	10.082745	10.143122	105,649.4337
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.180591	11.959925	40,406.7601
01/01/2012 to 12/31/2012	11.959925	13.464188	40,083.7153
01/01/2013 to 12/31/2013	13.464188	13.401332	37,698.5303
01/01/2014 to 12/31/2014	13.401332	13.352382	38,225.1708
01/01/2015 to 12/31/2015	13.352382	12.606413	36,572.9536
01/01/2016 to 12/31/2016	12.606413	12.527342	37,123.5972
01/01/2017 to 12/31/2017	12.527342	12.358601	38,749.3311
01/01/2018 to 12/31/2018	12.358601	12.295751	31,805.6333
01/01/2019 to 12/31/2019	12.295751	12.254120	33,679.6645
01/01/2020 to 12/31/2020	12.254120	11.358125	36,685.8846
A-3

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.273180	9.151405	0.0000
01/01/2012 to 12/31/2012	9.151405	10.215357	0.0000
01/01/2013 to 12/31/2013	10.215357	13.502469	0.0000
01/01/2014 to 12/31/2014	13.502469	15.085751	0.0000
01/01/2015 to 12/31/2015	15.085751	15.516597	0.0000
01/01/2016 to 12/31/2016	15.516597	16.537625	0.0000
01/01/2017 to 12/31/2017	16.537625	19.850685	0.0000
01/01/2018 to 12/31/2018	19.850685	18.302379	0.0000
01/01/2019 to 12/31/2019	18.302379	23.745521	0.0000
01/01/2020 to 12/31/2020	23.745521	28.544508	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.166987	13.176814	109,601.0729
01/01/2012 to 12/31/2012	13.176814	16.353057	103,197.8717
01/01/2013 to 12/31/2013	16.353057	16.680772	107,137.7295
01/01/2014 to 12/31/2014	16.680772	18.612590	205,407.7979
01/01/2015 to 12/31/2015	18.612590	18.078496	185,305.2510
01/01/2016 to 12/31/2016	18.078496	17.964995	162,442.6827
01/01/2017 to 12/31/2017	17.964995	19.599985	147,037.0293
01/01/2018 to 12/31/2018	19.599985	17.637343	132,687.3898
01/01/2019 to 12/31/2019	17.637343	21.685526	113,572.6508
01/01/2020 to 12/31/2020	21.685526	20.290007	114,746.8061
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010696	1.047269	6,434,367.1040
01/01/2013 to 12/31/2013	1.047269	1.050877	10,064,819.5715
01/01/2014 to 12/31/2014	1.050877	1.093005	9,324,329.0080
01/01/2015 to 12/31/2015	1.093005	1.031456	9,147,680.9287
01/01/2016 to 12/31/2016	1.031456	1.135152	8,710,255.1494
01/01/2017 to 12/31/2017	1.135152	1.230132	8,456,397.0673
01/01/2018 to 12/31/2018	1.230132	1.133743	7,510,058.1083
01/01/2019 to 12/31/2019	1.133743	1.287519	6,819,167.0292
01/01/2020 to 12/31/2020	1.287519	1.396860	6,053,810.6860
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.242106	9.942277	254,576.1406
01/01/2012 to 12/31/2012	9.942277	11.607402	244,812.1339
01/01/2013 to 12/31/2013	11.607402	15.481667	226,255.4072
01/01/2014 to 12/31/2014	15.481667	16.671405	503,309.2300
01/01/2015 to 12/31/2015	16.671405	15.442562	499,490.7533
01/01/2016 to 12/31/2016	15.442562	17.844135	477,407.4663
01/01/2017 to 12/31/2017	17.844135	20.747096	418,143.9232
01/01/2018 to 12/31/2018	20.747096	17.952416	348,903.2994
01/01/2019 to 12/31/2019	17.952416	22.098580	304,387.9007
01/01/2020 to 12/31/2020	22.098580	21.658531	305,947.4789
A-4

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.426604	16.626982	8,867.0760
01/01/2012 to 12/31/2012	16.626982	19.846361	5,972.9610
01/01/2013 to 12/31/2013	19.846361	24.851865	38,659.5621
01/01/2014 to 12/31/2014	24.851865	25.006332	35,598.6056
01/01/2015 to 12/31/2015	25.006332	25.603522	33,545.3939
01/01/2016 to 12/31/2016	25.603522	25.280600	29,301.7519
01/01/2017 to 12/31/2017	25.280600	34.054209	25,033.1361
01/01/2018 to 12/31/2018	34.054209	29.135067	20,388.2674
01/01/2019 to 12/31/2019	29.135067	37.761454	17,708.6721
01/01/2020 to 12/31/2020	37.761454	47.458424	12,935.9990
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.622522	16.309009	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.096055	8.342866	52,487.1050
01/01/2012 to 12/31/2012	8.342866	10.043648	60,550.4576
01/01/2013 to 04/26/2013	10.043648	10.674053	0.0000
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012751	1.049314	4,675,069.8996
01/01/2013 to 12/31/2013	1.049314	1.147262	10,409,781.7676
01/01/2014 to 12/31/2014	1.147262	1.209021	11,691,916.4694
01/01/2015 to 12/31/2015	1.209021	1.201671	12,187,543.1814
01/01/2016 to 12/31/2016	1.201671	1.218145	11,371,768.8019
01/01/2017 to 12/31/2017	1.218145	1.399956	10,769,095.7256
01/01/2018 to 12/31/2018	1.399956	1.279878	10,089,305.4333
01/01/2019 to 12/31/2019	1.279878	1.474066	9,158,050.8940
01/01/2020 to 12/31/2020	1.474066	1.629594	8,052,740.7647
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996837	1.039690	97,949.6271
01/01/2015 to 12/31/2015	1.039690	1.014136	428,181.1237
01/01/2016 to 12/31/2016	1.014136	1.018967	409,205.3225
01/01/2017 to 12/31/2017	1.018967	1.159314	554,677.7000
01/01/2018 to 04/30/2018	1.159314	1.130200	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.615417	12.906372	153.8431
01/01/2012 to 12/31/2012	12.906372	14.665874	153.7437
01/01/2013 to 12/31/2013	14.665874	19.201098	153.7437
01/01/2014 to 12/31/2014	19.201098	19.742067	153.7437
01/01/2015 to 12/31/2015	19.742067	18.002492	153.7437
01/01/2016 to 12/31/2016	18.002492	23.144843	153.7437
01/01/2017 to 12/31/2017	23.144843	23.556445	153.7437
01/01/2018 to 12/31/2018	23.556445	19.976541	0.0000
01/01/2019 to 12/31/2019	19.976541	23.446890	0.0000
01/01/2020 to 12/31/2020	23.446890	24.509011	0.0000
A-5

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.419433	7.626325	261,982.2299
01/01/2012 to 12/31/2012	7.626325	8.902546	253,292.3439
01/01/2013 to 12/31/2013	8.902546	12.769341	239,093.3155
01/01/2014 to 12/31/2014	12.769341	14.955819	251,126.7588
01/01/2015 to 12/31/2015	14.955819	14.138445	237,924.7523
01/01/2016 to 12/31/2016	14.138445	14.301289	223,030.2552
01/01/2017 to 12/31/2017	14.301289	16.682495	197,101.9115
01/01/2018 to 12/31/2018	16.682495	15.272873	154,765.0456
01/01/2019 to 12/31/2019	15.272873	18.591584	143,352.7391
01/01/2020 to 12/31/2020	18.591584	24.216673	108,660.8381
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.642605	7.060846	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079208	1.127695	2,277,817.3653
01/01/2014 to 12/31/2014	1.127695	1.213787	4,176,746.7414
01/01/2015 to 12/31/2015	1.213787	1.181225	6,559,425.7666
01/01/2016 to 12/31/2016	1.181225	1.214390	6,888,977.5341
01/01/2017 to 12/31/2017	1.214390	1.382315	6,763,364.4349
01/01/2018 to 12/31/2018	1.382315	1.263787	6,934,003.9376
01/01/2019 to 12/31/2019	1.263787	1.515266	6,744,336.0911
01/01/2020 to 12/31/2020	1.515266	1.590535	5,609,488.1591
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.396532	12.663042	166,125.8922
01/01/2012 to 12/31/2012	12.663042	14.557637	172,526.6740
01/01/2013 to 12/31/2013	14.557637	17.102618	165,679.9008
01/01/2014 to 12/31/2014	17.102618	15.677116	162,759.5801
01/01/2015 to 12/31/2015	15.677116	15.169757	156,455.2234
01/01/2016 to 12/31/2016	15.169757	14.813093	149,391.6458
01/01/2017 to 12/31/2017	14.813093	18.701869	136,796.2922
01/01/2018 to 12/31/2018	18.701869	15.843512	128,315.1424
01/01/2019 to 12/31/2019	15.843512	20.026848	117,190.6424
01/01/2020 to 12/31/2020	20.026848	22.295847	107,693.5448
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.746673	12.605011	50,070.6852
01/01/2012 to 12/31/2012	12.605011	13.568856	85,962.5568
01/01/2013 to 12/31/2013	13.568856	18.583175	103,178.0608
01/01/2014 to 12/31/2014	18.583175	18.492153	117,464.4025
01/01/2015 to 12/31/2015	18.492153	17.301835	122,374.6854
01/01/2016 to 12/31/2016	17.301835	15.602241	129,287.1912
01/01/2017 to 12/31/2017	15.602241	21.505421	115,953.0258
01/01/2018 to 12/31/2018	21.505421	23.333826	94,018.3924
01/01/2019 to 12/31/2019	23.333826	32.210753	74,079.0855
01/01/2020 to 12/31/2020	32.210753	80.315942	46,754.8873
A-6

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999795	1.034873	15,911.0478
01/01/2015 to 12/31/2015	1.034873	0.963629	99,499.8342
01/01/2016 to 12/31/2016	0.963629	1.054874	378,139.1118
01/01/2017 to 12/31/2017	1.054874	1.170129	626,667.3969
01/01/2018 to 12/31/2018	1.170129	1.065107	649,685.9187
01/01/2019 to 12/31/2019	1.065107	1.280025	610,846.3314
01/01/2020 to 12/31/2020	1.280025	1.410312	498,821.1592
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.670777	14.968220	676,730.7900
01/01/2012 to 12/31/2012	14.968220	16.090627	681,811.7099
01/01/2013 to 12/31/2013	16.090627	14.380845	616,854.6891
01/01/2014 to 12/31/2014	14.380845	14.576603	584,751.3200
01/01/2015 to 12/31/2015	14.576603	13.912994	580,920.3181
01/01/2016 to 12/31/2016	13.912994	14.388946	567,892.4233
01/01/2017 to 12/31/2017	14.388946	14.666859	568,191.9955
01/01/2018 to 12/31/2018	14.666859	14.099254	511,016.9065
01/01/2019 to 12/31/2019	14.099254	15.038058	449,665.9829
01/01/2020 to 12/31/2020	15.038058	16.523405	408,395.8518
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.255590	16.521798	808,967.2453
01/01/2012 to 12/31/2012	16.521798	17.783373	826,695.4187
01/01/2013 to 12/31/2013	17.783373	17.183060	832,957.6213
01/01/2014 to 12/31/2014	17.183060	17.636801	751,728.6197
01/01/2015 to 12/31/2015	17.636801	17.375096	718,222.2656
01/01/2016 to 12/31/2016	17.375096	17.563105	649,118.5983
01/01/2017 to 12/31/2017	17.563105	18.081043	647,509.7999
01/01/2018 to 12/31/2018	18.081043	17.769450	581,027.3576
01/01/2019 to 12/31/2019	17.769450	18.986127	555,431.0887
01/01/2020 to 12/31/2020	18.986127	20.294962	520,634.5237
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.215816	10.745663	35,507.4593
01/01/2014 to 12/31/2014	10.745663	11.500391	60,265.5472
01/01/2015 to 12/31/2015	11.500391	11.187401	143,409.6693
01/01/2016 to 12/31/2016	11.187401	11.524039	143,414.9223
01/01/2017 to 12/31/2017	11.524039	13.222947	286,008.9368
01/01/2018 to 04/30/2018	13.222947	12.642531	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010729	1.067415	2,395,307.2578
01/01/2013 to 12/31/2013	1.067415	1.157842	4,657,755.2630
01/01/2014 to 12/31/2014	1.157842	1.228877	5,493,700.8020
01/01/2015 to 12/31/2015	1.228877	1.199939	5,884,426.1656
01/01/2016 to 12/31/2016	1.199939	1.248899	5,352,235.5255
01/01/2017 to 12/31/2017	1.248899	1.406245	5,404,989.0713
01/01/2018 to 12/31/2018	1.406245	1.254655	7,638,153.9514
01/01/2019 to 12/31/2019	1.254655	1.501616	6,496,888.9216
01/01/2020 to 12/31/2020	1.501616	1.510376	6,016,176.5539
A-7

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.621510	11.570323	840,356.1870
01/01/2012 to 12/31/2012	11.570323	12.861209	826,779.6374
01/01/2013 to 12/31/2013	12.861209	14.308123	771,731.8321
01/01/2014 to 12/31/2014	14.308123	14.914289	764,535.0519
01/01/2015 to 12/31/2015	14.914289	14.403802	736,794.0862
01/01/2016 to 12/31/2016	14.403802	15.010083	693,629.4355
01/01/2017 to 12/31/2017	15.010083	17.132435	653,670.1249
01/01/2018 to 12/31/2018	17.132435	15.775687	575,517.9258
01/01/2019 to 12/31/2019	15.775687	18.588261	533,820.3371
01/01/2020 to 12/31/2020	18.588261	20.110268	487,572.4285
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.201872	10.800482	278,931.8708
01/01/2012 to 12/31/2012	10.800482	12.238157	321,050.0920
01/01/2013 to 12/31/2013	12.238157	14.234775	319,403.5847
01/01/2014 to 12/31/2014	14.234775	14.777130	297,688.1887
01/01/2015 to 12/31/2015	14.777130	14.220698	282,340.2719
01/01/2016 to 12/31/2016	14.220698	14.972728	278,774.3016
01/01/2017 to 12/31/2017	14.972728	17.646876	258,577.9171
01/01/2018 to 12/31/2018	17.646876	15.862223	232,695.8702
01/01/2019 to 12/31/2019	15.862223	19.133093	212,328.4915
01/01/2020 to 12/31/2020	19.133093	20.873421	194,364.6166
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	48.649688	46.004846	89,966.8888
01/01/2012 to 12/31/2012	46.004846	53.463670	81,377.8230
01/01/2013 to 12/31/2013	53.463670	70.456816	75,866.8009
01/01/2014 to 12/31/2014	70.456816	78.625612	71,321.5111
01/01/2015 to 12/31/2015	78.625612	74.677507	66,092.3243
01/01/2016 to 12/31/2016	74.677507	85.294928	59,667.0937
01/01/2017 to 12/31/2017	85.294928	98.270107	51,949.2393
01/01/2018 to 12/31/2018	98.270107	87.933467	46,484.7767
01/01/2019 to 12/31/2019	87.933467	109.594141	42,219.9690
01/01/2020 to 12/31/2020	109.594141	111.055970	40,732.7352
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.288496	23.991438	59,810.2986
01/01/2012 to 12/31/2012	23.991438	27.105776	57,542.9382
01/01/2013 to 12/31/2013	27.105776	34.794495	53,049.3945
01/01/2014 to 12/31/2014	34.794495	37.581838	66,638.7681
01/01/2015 to 12/31/2015	37.581838	33.697185	67,334.2647
01/01/2016 to 12/31/2016	33.697185	38.342201	64,406.1904
01/01/2017 to 12/31/2017	38.342201	41.351899	60,403.6671
01/01/2018 to 12/31/2018	41.351899	36.599616	54,565.7323
01/01/2019 to 12/31/2019	36.599616	46.505220	50,257.4944
01/01/2020 to 12/31/2020	46.505220	49.310571	48,171.2410
A-8

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.761714	10.920777	941,968.4751
01/01/2013 to 12/31/2013	10.920777	10.271969	838,206.6682
01/01/2014 to 12/31/2014	10.271969	10.883696	812,526.2224
01/01/2015 to 12/31/2015	10.883696	10.767769	796,217.7251
01/01/2016 to 12/31/2016	10.767769	10.747188	782,947.4627
01/01/2017 to 12/31/2017	10.747188	10.862878	760,949.6020
01/01/2018 to 12/31/2018	10.862878	10.693321	743,528.4746
01/01/2019 to 12/31/2019	10.693321	11.323502	692,374.1827
01/01/2020 to 12/31/2020	11.323502	12.010802	594,412.2683
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.297789	10.462752	10,002.0614
01/01/2012 to 12/31/2012	10.462752	12.302266	8,981.5479
01/01/2013 to 12/31/2013	12.302266	13.953700	150,160.3453
01/01/2014 to 12/31/2014	13.953700	13.286377	150,062.6661
01/01/2015 to 12/31/2015	13.286377	12.804527	144,182.7426
01/01/2016 to 12/31/2016	12.804527	13.250987	124,031.7740
01/01/2017 to 12/31/2017	13.250987	17.608888	109,129.1845
01/01/2018 to 12/31/2018	17.608888	14.363304	110,762.6889
01/01/2019 to 12/31/2019	14.363304	18.734812	94,825.9696
01/01/2020 to 12/31/2020	18.734812	23.301554	83,873.4790
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	51.445814	53.876982	3,821.1463
01/01/2012 to 12/31/2012	53.876982	56.935146	6,153.8194
01/01/2013 to 12/31/2013	56.935146	55.522287	11,577.4071
01/01/2014 to 12/31/2014	55.522287	58.420361	12,191.5833
01/01/2015 to 12/31/2015	58.420361	57.746684	9,497.3665
01/01/2016 to 12/31/2016	57.746684	58.517012	11,180.3070
01/01/2017 to 12/31/2017	58.517012	59.866806	11,934.7550
01/01/2018 to 12/31/2018	59.866806	58.607789	11,971.7500
01/01/2019 to 12/31/2019	58.607789	63.250775	10,565.6250
01/01/2020 to 12/31/2020	63.250775	67.500235	12,282.1947
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.216624	11.855434	2,184.5036
01/01/2012 to 12/31/2012	11.855434	13.356475	904.8191
01/01/2013 to 12/31/2013	13.356475	17.660136	955.6342
01/01/2014 to 12/31/2014	17.660136	18.945178	741.1423
01/01/2015 to 12/31/2015	18.945178	19.834975	778.2744
01/01/2016 to 12/31/2016	19.834975	19.556327	585.1176
01/01/2017 to 12/31/2017	19.556327	25.803001	573.3609
01/01/2018 to 12/31/2018	25.803001	26.032938	554.5098
01/01/2019 to 12/31/2019	26.032938	34.070425	544.0431
01/01/2020 to 12/31/2020	34.070425	47.210051	510.6054
A-9

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.498571	10.342686	530,900.6489
01/01/2012 to 12/31/2012	10.342686	10.187859	507,143.3594
01/01/2013 to 12/31/2013	10.187859	10.036175	617,378.3875
01/01/2014 to 12/31/2014	10.036175	9.886750	472,904.6792
01/01/2015 to 12/31/2015	9.886750	9.739549	345,432.0003
01/01/2016 to 12/31/2016	9.739549	9.605299	337,508.0732
01/01/2017 to 12/31/2017	9.605299	9.522732	318,409.8553
01/01/2018 to 12/31/2018	9.522732	9.525474	447,447.1267
01/01/2019 to 12/31/2019	9.525474	9.559891	271,535.2396
01/01/2020 to 12/31/2020	9.559891	9.435267	343,091.2965
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.886487	14.152003	24,880.1869
01/01/2015 to 12/31/2015	14.152003	13.859669	66,456.9785
01/01/2016 to 12/31/2016	13.859669	14.271834	25,960.2619
01/01/2017 to 12/31/2017	14.271834	15.034609	28,928.8657
01/01/2018 to 12/31/2018	15.034609	14.422860	53,439.1618
01/01/2019 to 12/31/2019	14.422860	15.875647	78,737.3542
01/01/2020 to 12/31/2020	15.875647	17.126986	74,810.9682
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.012878	12.044499	1,797,380.7744
01/01/2012 to 12/31/2012	12.044499	13.158840	1,825,052.8065
01/01/2013 to 12/31/2013	13.158840	14.139905	1,742,462.3903
01/01/2014 to 04/25/2014	14.139905	14.251744	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.077193	11.883856	2,186,042.4273
01/01/2012 to 12/31/2012	11.883856	13.156910	2,161,049.9487
01/01/2013 to 12/31/2013	13.156910	14.804837	2,079,019.4308
01/01/2014 to 04/25/2014	14.804837	14.865707	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.249987	14.638826	3,591,003.5047
01/01/2015 to 12/31/2015	14.638826	14.266092	3,109,644.4998
01/01/2016 to 12/31/2016	14.266092	14.909258	2,747,153.3675
01/01/2017 to 12/31/2017	14.909258	16.251019	2,312,955.6387
01/01/2018 to 12/31/2018	16.251019	15.303241	1,955,497.9334
01/01/2019 to 12/31/2019	15.303241	17.426561	1,744,093.0537
01/01/2020 to 12/31/2020	17.426561	19.061263	1,584,848.3894
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.856876	11.481813	3,672,263.3104
01/01/2012 to 12/31/2012	11.481813	12.885624	3,658,942.5642
01/01/2013 to 12/31/2013	12.885624	15.158788	3,525,724.9246
01/01/2014 to 04/25/2014	15.158788	15.175309	0.0000
A-10

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.173438	15.705589	3,464,175.2637
01/01/2015 to 12/31/2015	15.705589	15.275602	3,299,772.4426
01/01/2016 to 12/31/2016	15.275602	16.117392	3,138,025.4799
01/01/2017 to 12/31/2017	16.117392	18.217161	2,847,106.6172
01/01/2018 to 12/31/2018	18.217161	16.845405	2,476,492.5850
01/01/2019 to 12/31/2019	16.845405	19.817860	2,315,829.8812
01/01/2020 to 12/31/2020	19.817860	22.225905	2,068,437.2531
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.742704	11.120139	2,271,663.4613
01/01/2012 to 12/31/2012	11.120139	12.675696	2,084,350.3717
01/01/2013 to 12/31/2013	12.675696	15.722958	2,088,378.2990
01/01/2014 to 04/25/2014	15.722958	15.654494	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.649500	9.338777	166,725.6572
01/01/2012 to 12/31/2012	9.338777	10.682288	159,166.7804
01/01/2013 to 04/26/2013	10.682288	11.496400	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.641492	16.283470	1,984,495.6892
01/01/2015 to 12/31/2015	16.283470	15.768948	1,891,239.0015
01/01/2016 to 12/31/2016	15.768948	16.798777	1,821,334.2832
01/01/2017 to 12/31/2017	16.798777	19.720479	1,684,411.7434
01/01/2018 to 12/31/2018	19.720479	17.849438	1,534,137.7812
01/01/2019 to 12/31/2019	17.849438	21.755960	1,412,265.1059
01/01/2020 to 12/31/2020	21.755960	24.987732	1,323,129.0151
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.206447	14.195811	14,732.0997
01/01/2012 to 12/31/2012	14.195811	16.487030	14,122.1450
01/01/2013 to 12/31/2013	16.487030	20.724638	14,483.2528
01/01/2014 to 12/31/2014	20.724638	19.049295	15,497.1538
01/01/2015 to 12/31/2015	19.049295	19.845665	14,740.8693
01/01/2016 to 12/31/2016	19.845665	20.689278	13,650.4452
01/01/2017 to 12/31/2017	20.689278	26.587888	13,110.4148
01/01/2018 to 12/31/2018	26.587888	20.804504	12,685.1816
01/01/2019 to 12/31/2019	20.804504	25.215659	11,664.5668
01/01/2020 to 12/31/2020	25.215659	27.022836	11,415.7620
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	53.331925	54.345523	49,128.6521
01/01/2017 to 12/31/2017	54.345523	63.747908	46,157.5849
01/01/2018 to 12/31/2018	63.747908	62.738507	39,908.3428
01/01/2019 to 12/31/2019	62.738507	80.925378	33,172.5172
01/01/2020 to 12/31/2020	80.925378	88.701660	31,482.4151
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.588562	17.479629	91,462.5106
01/01/2012 to 12/31/2012	17.479629	19.041561	116,555.1679
01/01/2013 to 12/31/2013	19.041561	24.962649	123,719.1108
01/01/2014 to 12/31/2014	24.962649	27.334742	110,635.1661
01/01/2015 to 12/31/2015	27.334742	26.944790	101,931.6233
01/01/2016 to 04/29/2016	26.944790	27.112982	0.0000
A-11

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.765184	12.049965	499,632.1459
01/01/2012 to 12/31/2012	12.049965	13.377280	483,647.6483
01/01/2013 to 12/31/2013	13.377280	17.596592	445,378.8379
01/01/2014 to 12/31/2014	17.596592	19.145478	407,613.3290
01/01/2015 to 12/31/2015	19.145478	19.287919	389,789.1151
01/01/2016 to 12/31/2016	19.287919	20.359742	351,371.5285
01/01/2017 to 12/31/2017	20.359742	23.852310	311,939.4877
01/01/2018 to 12/31/2018	23.852310	23.436673	270,684.1128
01/01/2019 to 12/31/2019	23.436673	30.192193	221,385.4620
01/01/2020 to 12/31/2020	30.192193	33.036902	194,414.7358
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.220261	12.065387	267,235.6821
01/01/2012 to 12/31/2012	12.065387	13.733793	378,991.9734
01/01/2013 to 12/31/2013	13.733793	18.498998	384,942.7840
01/01/2014 to 12/31/2014	18.498998	19.816928	346,430.0982
01/01/2015 to 12/31/2015	19.816928	21.579412	301,432.4655
01/01/2016 to 12/31/2016	21.579412	21.230540	283,725.3126
01/01/2017 to 12/31/2017	21.230540	28.651717	243,102.0454
01/01/2018 to 12/31/2018	28.651717	28.254906	194,898.0459
01/01/2019 to 12/31/2019	28.254906	36.879052	170,349.6403
01/01/2020 to 12/31/2020	36.879052	56.809833	127,281.5010
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.344698	8.107217	225,589.1643
01/01/2012 to 04/27/2012	8.107217	9.117621	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.609230	10.738517	18,876.8368
01/01/2012 to 12/31/2012	10.738517	11.730182	18,220.2989
01/01/2013 to 12/31/2013	11.730182	17.146193	16,046.0349
01/01/2014 to 12/31/2014	17.146193	17.048775	14,906.8405
01/01/2015 to 12/31/2015	17.048775	17.034637	11,858.4505
01/01/2016 to 12/31/2016	17.034637	17.795807	11,800.9050
01/01/2017 to 12/31/2017	17.795807	22.209513	10,283.8264
01/01/2018 to 12/31/2018	22.209513	21.938106	8,212.5917
01/01/2019 to 12/31/2019	21.938106	27.340669	6,480.2992
01/01/2020 to 12/31/2020	27.340669	36.101809	6,127.4971
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.578499	15.877502	73,962.2890
01/01/2014 to 12/31/2014	15.877502	16.495086	87,403.2822
01/01/2015 to 12/31/2015	16.495086	16.240346	88,633.5376
01/01/2016 to 12/31/2016	16.240346	16.332361	118,879.6600
01/01/2017 to 12/31/2017	16.332361	16.562506	118,558.8007
01/01/2018 to 12/31/2018	16.562506	16.234454	125,523.6352
01/01/2019 to 12/31/2019	16.234454	17.327015	151,885.3298
01/01/2020 to 12/31/2020	17.327015	18.244182	126,430.5368
A-12

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	43.397388	43.675633	431.6077
01/01/2012 to 12/31/2012	43.675633	47.887220	146.3843
01/01/2013 to 12/31/2013	47.887220	55.995706	141.2607
01/01/2014 to 12/31/2014	55.995706	59.775624	138.4662
01/01/2015 to 12/31/2015	59.775624	58.650364	135.5801
01/01/2016 to 12/31/2016	58.650364	62.932639	133.7924
01/01/2017 to 12/31/2017	62.932639	69.542234	134.2963
01/01/2018 to 12/31/2018	69.542234	64.521480	131.7345
01/01/2019 to 12/31/2019	64.521480	76.317107	130.6705
01/01/2020 to 12/31/2020	76.317107	82.311085	48.8109
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.350325	14.227444	1,317.1939
01/01/2012 to 12/31/2012	14.227444	16.301543	1,275.0487
01/01/2013 to 12/31/2013	16.301543	21.741561	47,239.3685
01/01/2014 to 12/31/2014	21.741561	23.680015	41,643.1033
01/01/2015 to 12/31/2015	23.680015	23.242429	49,078.4552
01/01/2016 to 12/31/2016	23.242429	26.123767	49,723.3510
01/01/2017 to 12/31/2017	26.123767	30.260863	45,334.5169
01/01/2018 to 12/31/2018	30.260863	26.755079	40,471.6792
01/01/2019 to 12/31/2019	26.755079	34.223101	41,890.1219
01/01/2020 to 12/31/2020	34.223101	34.945100	39,851.1765
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.874608	8.694938	80,306.1583
01/01/2012 to 12/31/2012	8.694938	9.756735	77,307.7130
01/01/2013 to 04/26/2013	9.756735	10.684230	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	19.816384	24.729525	41,083.3812
01/01/2014 to 12/31/2014	24.729525	24.288137	36,273.7154
01/01/2015 to 12/31/2015	24.288137	24.017442	34,595.7226
01/01/2016 to 12/31/2016	24.017442	28.011950	31,036.4525
01/01/2017 to 12/31/2017	28.011950	31.870180	29,280.1993
01/01/2018 to 12/31/2018	31.870180	29.200022	26,798.3236
01/01/2019 to 12/31/2019	29.200022	37.224152	23,736.6991
01/01/2020 to 12/31/2020	37.224152	45.747519	20,293.8519
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.470184	14.436229	57,443.5640
01/01/2012 to 12/31/2012	14.436229	14.971828	57,909.4290
01/01/2013 to 04/26/2013	14.971828	16.228423	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.773125	15.410303	37,077.2593
01/01/2012 to 12/31/2012	15.410303	15.571040	38,451.1851
01/01/2013 to 12/31/2013	15.571040	16.988928	36,778.9729
01/01/2014 to 12/31/2014	16.988928	13.585593	43,329.3111
01/01/2015 to 12/31/2015	13.585593	8.999092	59,194.6628
01/01/2016 to 12/31/2016	8.999092	12.742764	45,069.5866
01/01/2017 to 12/31/2017	12.742764	12.460552	51,295.4896
01/01/2018 to 12/31/2018	12.460552	8.732551	52,317.0643
01/01/2019 to 12/31/2019	8.732551	9.664956	57,239.0917
01/01/2020 to 12/31/2020	9.664956	11.537006	46,419.6502
A-13

APPENDIX A
Condensed Financial Information (continued)
1.50% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	30.898634	32.058770	336,321.0490
01/01/2017 to 12/31/2017	32.058770	34.181087	321,741.2533
01/01/2018 to 12/31/2018	34.181087	32.390837	296,762.8425
01/01/2019 to 12/31/2019	32.390837	36.531301	256,657.2117
01/01/2020 to 12/31/2020	36.531301	38.474591	238,341.8454
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.394296	25.925019	291,722.7665
01/01/2012 to 12/31/2012	25.925019	28.505772	378,629.6095
01/01/2013 to 12/31/2013	28.505772	28.515147	441,561.1398
01/01/2014 to 12/31/2014	28.515147	29.378191	424,574.1675
01/01/2015 to 12/31/2015	29.378191	28.565823	394,430.2776
01/01/2016 to 04/29/2016	28.565823	29.290759	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.353239	30.425544	103,679.6705
01/01/2017 to 12/31/2017	30.425544	32.351465	110,902.1078
01/01/2018 to 12/31/2018	32.351465	30.584800	97,926.8969
01/01/2019 to 12/31/2019	30.584800	34.418174	94,097.8573
01/01/2020 to 12/31/2020	34.418174	36.146539	93,877.8365
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.262748	23.939057	81,421.8125
01/01/2012 to 12/31/2012	23.939057	26.633903	78,772.5970
01/01/2013 to 12/31/2013	26.633903	28.330869	75,734.9204
01/01/2014 to 12/31/2014	28.330869	29.256807	68,931.7906
01/01/2015 to 12/31/2015	29.256807	28.194523	67,632.6448
01/01/2016 to 04/29/2016	28.194523	29.041900	0.0000
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.467300	15.530269	0.0000
01/01/2012 to 12/31/2012	15.530269	18.251097	0.0000
01/01/2013 to 12/31/2013	18.251097	23.807630	0.0000
01/01/2014 to 12/31/2014	23.807630	26.422473	0.0000
01/01/2015 to 12/31/2015	26.422473	25.237067	0.0000
01/01/2016 to 12/31/2016	25.237067	28.253414	0.0000
01/01/2017 to 12/31/2017	28.253414	33.059219	0.0000
01/01/2018 to 12/31/2018	33.059219	29.799967	0.0000
01/01/2019 to 12/31/2019	29.799967	38.282017	0.0000
01/01/2020 to 12/31/2020	38.282017	39.898600	0.0000
A-14

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.929048	25.119218	867.6512
01/01/2012 to 12/31/2012	25.119218	30.387172	819.5007
01/01/2013 to 12/31/2013	30.387172	38.746614	744.7095
01/01/2014 to 12/31/2014	38.746614	39.130871	719.9457
01/01/2015 to 12/31/2015	39.130871	41.304882	649.0936
01/01/2016 to 12/31/2016	41.304882	41.024604	621.4913
01/01/2017 to 12/31/2017	41.024604	53.240591	533.5345
01/01/2018 to 12/31/2018	53.240591	47.796885	526.3940
01/01/2019 to 12/31/2019	47.796885	63.823208	474.7568
01/01/2020 to 12/31/2020	63.823208	82.189198	259.8558
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.491718	25.134436	1,359.7132
01/01/2012 to 12/31/2012	25.134436	29.317829	1,338.2114
01/01/2013 to 12/31/2013	29.317829	37.122995	1,302.7989
01/01/2014 to 12/31/2014	37.122995	37.421343	1,312.2551
01/01/2015 to 12/31/2015	37.421343	37.036173	1,302.0305
01/01/2016 to 12/31/2016	37.036173	37.324927	1,237.2714
01/01/2017 to 12/31/2017	37.324927	46.384820	1,146.8703
01/01/2018 to 12/31/2018	46.384820	40.953322	1,152.4439
01/01/2019 to 12/31/2019	40.953322	53.165470	934.0654
01/01/2020 to 12/31/2020	53.165470	68.074725	694.3601
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	161.266585	152.379594	882.7959
01/01/2012 to 12/31/2012	152.379594	177.310130	791.1055
01/01/2013 to 12/31/2013	177.310130	227.705755	729.0391
01/01/2014 to 12/31/2014	227.705755	243.890065	697.0640
01/01/2015 to 12/31/2015	243.890065	257.250237	605.4108
01/01/2016 to 12/31/2016	257.250237	278.019828	609.0672
01/01/2017 to 12/31/2017	278.019828	352.084013	536.1762
01/01/2018 to 12/31/2018	352.084013	346.651935	511.0191
01/01/2019 to 12/31/2019	346.651935	447.475154	432.7644
01/01/2020 to 12/31/2020	447.475154	671.716502	296.0874
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.229595	10.585963	5,192,018.4825
01/01/2013 to 12/31/2013	10.585963	11.613923	6,121,721.7080
01/01/2014 to 12/31/2014	11.613923	12.306308	6,007,388.5324
01/01/2015 to 12/31/2015	12.306308	12.217725	5,757,554.2355
01/01/2016 to 12/31/2016	12.217725	12.493591	5,605,095.7518
01/01/2017 to 12/31/2017	12.493591	14.012153	5,232,197.7376
01/01/2018 to 12/31/2018	14.012153	12.866244	4,826,235.5412
01/01/2019 to 12/31/2019	12.866244	14.995554	4,311,288.7406
01/01/2020 to 12/31/2020	14.995554	15.702195	3,969,009.2861
A-15

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.164971	11.580699	7,101,988.5004
01/01/2013 to 12/31/2013	11.580699	11.043464	7,199,008.4989
01/01/2014 to 12/31/2014	11.043464	11.336607	6,650,188.7055
01/01/2015 to 12/31/2015	11.336607	10.118925	6,278,728.5185
01/01/2016 to 12/31/2016	10.118925	10.883282	5,812,659.7969
01/01/2017 to 12/31/2017	10.883282	11.796165	5,436,023.2648
01/01/2018 to 12/31/2018	11.796165	10.903814	4,987,828.7103
01/01/2019 to 12/31/2019	10.903814	12.906700	4,425,236.4990
01/01/2020 to 12/31/2020	12.906700	13.124864	3,962,268.2706
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.984300	10.314536	10,350,719.2342
01/01/2013 to 12/31/2013	10.314536	11.230860	11,381,735.1165
01/01/2014 to 12/31/2014	11.230860	11.741626	11,092,364.2786
01/01/2015 to 12/31/2015	11.741626	11.577379	10,661,593.7435
01/01/2016 to 12/31/2016	11.577379	11.934264	10,507,308.3045
01/01/2017 to 12/31/2017	11.934264	13.348327	9,884,882.4656
01/01/2018 to 12/31/2018	13.348327	12.228479	9,282,182.7822
01/01/2019 to 12/31/2019	12.228479	14.560158	8,143,263.6117
01/01/2020 to 12/31/2020	14.560158	14.991127	7,502,905.8780
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	21.064711	21.280670	165,566.6404
01/01/2012 to 12/31/2012	21.280670	24.479242	152,829.0469
01/01/2013 to 12/31/2013	24.479242	26.418292	119,347.3728
01/01/2014 to 12/31/2014	26.418292	26.936384	116,459.5365
01/01/2015 to 12/31/2015	26.936384	25.512415	109,045.2554
01/01/2016 to 12/31/2016	25.512415	28.703002	110,007.2006
01/01/2017 to 12/31/2017	28.703002	30.531797	102,334.4681
01/01/2018 to 12/31/2018	30.531797	29.269391	196,857.0226
01/01/2019 to 12/31/2019	29.269391	33.182586	383,886.8970
01/01/2020 to 12/31/2020	33.182586	35.211430	793,619.1985
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.675624	10.859463	731,533.7820
01/01/2012 to 12/31/2012	10.859463	12.512996	708,257.2276
01/01/2013 to 12/31/2013	12.512996	15.995949	595,763.3641
01/01/2014 to 12/31/2014	15.995949	16.592811	588,732.9210
01/01/2015 to 12/31/2015	16.592811	16.049593	577,099.5406
01/01/2016 to 12/31/2016	16.049593	17.264665	571,571.9201
01/01/2017 to 12/31/2017	17.264665	20.950832	519,180.3150
01/01/2018 to 12/31/2018	20.950832	18.597407	600,392.8120
01/01/2019 to 12/31/2019	18.597407	23.402057	584,071.5582
01/01/2020 to 12/31/2020	23.402057	27.467651	556,125.5209
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.011276	10.482770	11,665,251.8351
01/01/2013 to 12/31/2013	10.482770	11.833440	15,346,448.6461
01/01/2014 to 12/31/2014	11.833440	12.807579	16,337,744.3728
01/01/2015 to 12/31/2015	12.807579	12.125407	16,646,618.7770
01/01/2016 to 12/31/2016	12.125407	12.969983	17,100,615.1167
01/01/2017 to 12/31/2017	12.969983	15.150026	17,495,991.0048
01/01/2018 to 12/31/2018	15.150026	13.852371	16,900,957.9709
01/01/2019 to 12/31/2019	13.852371	16.895690	15,846,912.5607
01/01/2020 to 12/31/2020	16.895690	18.765067	14,624,031.7153
A-16

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.632893	10.137634	345,701.7207
01/01/2012 to 12/31/2012	10.137634	11.896795	366,120.0939
01/01/2013 to 12/31/2013	11.896795	11.158201	391,288.8237
01/01/2014 to 12/31/2014	11.158201	10.295853	405,728.5768
01/01/2015 to 12/31/2015	10.295853	8.759074	448,521.4725
01/01/2016 to 12/31/2016	8.759074	9.640401	435,414.4507
01/01/2017 to 12/31/2017	9.640401	12.211988	389,413.6101
01/01/2018 to 12/31/2018	12.211988	10.344039	371,191.4975
01/01/2019 to 12/31/2019	10.344039	12.329048	352,281.1897
01/01/2020 to 12/31/2020	12.329048	15.491521	301,557.0723
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988220	9.773621	17,938.0722
01/01/2012 to 12/31/2012	9.773621	10.070996	58,236.4443
01/01/2013 to 12/31/2013	10.070996	10.056309	276,232.1159
01/01/2014 to 12/31/2014	10.056309	10.031423	183,981.8441
01/01/2015 to 12/31/2015	10.031423	9.840222	180,173.6661
01/01/2016 to 12/31/2016	9.840222	10.017480	157,344.3817
01/01/2017 to 12/31/2017	10.017480	10.020125	275,698.7995
01/01/2018 to 12/31/2018	10.020125	9.933177	371,083.9259
01/01/2019 to 12/31/2019	9.933177	10.259428	411,672.4622
01/01/2020 to 12/31/2020	10.259428	10.341585	282,650.3623
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.221348	12.023913	83,907.4645
01/01/2012 to 12/31/2012	12.023913	13.563466	77,525.8453
01/01/2013 to 12/31/2013	13.563466	13.527178	80,889.7969
01/01/2014 to 12/31/2014	13.527178	13.504760	80,437.3340
01/01/2015 to 12/31/2015	13.504760	12.775823	77,571.0880
01/01/2016 to 12/31/2016	12.775823	12.721108	80,010.8316
01/01/2017 to 12/31/2017	12.721108	12.574818	65,745.1503
01/01/2018 to 12/31/2018	12.574818	12.536067	60,151.6925
01/01/2019 to 12/31/2019	12.536067	12.518639	60,037.1256
01/01/2020 to 12/31/2020	12.518639	11.626610	67,964.8592
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.513432	9.407265	0.0000
01/01/2012 to 12/31/2012	9.407265	10.522094	0.0000
01/01/2013 to 12/31/2013	10.522094	13.935732	0.0000
01/01/2014 to 12/31/2014	13.935732	15.600986	0.0000
01/01/2015 to 12/31/2015	15.600986	16.078676	0.0000
01/01/2016 to 12/31/2016	16.078676	17.170996	0.0000
01/01/2017 to 12/31/2017	17.170996	20.652066	0.0000
01/01/2018 to 12/31/2018	20.652066	19.079616	0.0000
01/01/2019 to 12/31/2019	19.079616	24.803459	0.0000
01/01/2020 to 12/31/2020	24.803459	29.876099	0.0000
A-17

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.357371	13.380587	118,123.4790
01/01/2012 to 12/31/2012	13.380587	16.639355	122,850.4367
01/01/2013 to 12/31/2013	16.639355	17.006799	140,630.2943
01/01/2014 to 12/31/2014	17.006799	19.014356	143,168.0264
01/01/2015 to 12/31/2015	19.014356	18.505723	139,323.1220
01/01/2016 to 12/31/2016	18.505723	18.426333	120,040.3135
01/01/2017 to 12/31/2017	18.426333	20.143435	107,990.6382
01/01/2018 to 12/31/2018	20.143435	18.162893	96,491.0448
01/01/2019 to 12/31/2019	18.162893	22.376400	78,224.3300
01/01/2020 to 12/31/2020	22.376400	20.978494	95,198.6830
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010730	1.048710	8,490,185.3882
01/01/2013 to 12/31/2013	1.048710	1.054430	15,600,597.9427
01/01/2014 to 12/31/2014	1.054430	1.098896	15,234,708.0701
01/01/2015 to 12/31/2015	1.098896	1.039093	16,208,945.2735
01/01/2016 to 12/31/2016	1.039093	1.145846	17,541,705.0703
01/01/2017 to 12/31/2017	1.145846	1.244199	19,039,273.3662
01/01/2018 to 12/31/2018	1.244199	1.149017	18,715,298.3759
01/01/2019 to 12/31/2019	1.149017	1.307477	17,106,793.7200
01/01/2020 to 12/31/2020	1.307477	1.421359	16,594,913.1611
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.355646	10.070573	128,073.5680
01/01/2012 to 12/31/2012	10.070573	11.772115	125,796.2030
01/01/2013 to 12/31/2013	11.772115	15.732268	145,450.0635
01/01/2014 to 12/31/2014	15.732268	16.975188	150,266.7774
01/01/2015 to 12/31/2015	16.975188	15.755453	146,148.8023
01/01/2016 to 12/31/2016	15.755453	18.242135	118,439.1330
01/01/2017 to 12/31/2017	18.242135	21.252165	100,103.4612
01/01/2018 to 12/31/2018	21.252165	18.426503	96,219.2930
01/01/2019 to 12/31/2019	18.426503	22.727551	82,953.8788
01/01/2020 to 12/31/2020	22.727551	22.319725	88,844.4218
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.943773	17.127829	2,324.8545
01/01/2012 to 12/31/2012	17.127829	20.485312	2,173.2444
01/01/2013 to 12/31/2013	20.485312	25.703294	2,643.9430
01/01/2014 to 12/31/2014	25.703294	25.914846	2,594.1273
01/01/2015 to 12/31/2015	25.914846	26.586862	2,472.3256
01/01/2016 to 12/31/2016	26.586862	26.304096	2,468.9481
01/01/2017 to 12/31/2017	26.304096	35.503577	1,962.5588
01/01/2018 to 12/31/2018	35.503577	30.436299	1,372.6541
01/01/2019 to 12/31/2019	30.436299	39.526919	1,287.9977
01/01/2020 to 12/31/2020	39.526919	49.776962	1,045.3147
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))

01/01/2011 to 04/29/2011	14.848034	16.571327	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.145106	8.404631	1,983.7317
01/01/2012 to 12/31/2012	8.404631	10.138359	1,909.4656
01/01/2013 to 04/26/2013	10.138359	10.781563	0.0000
A-18

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012784	1.050758	9,416,453.1776
01/01/2013 to 12/31/2013	1.050758	1.151141	21,382,333.5310
01/01/2014 to 12/31/2014	1.151141	1.215536	25,498,422.3603
01/01/2015 to 12/31/2015	1.215536	1.210567	27,140,071.1108
01/01/2016 to 12/31/2016	1.210567	1.229620	29,848,867.0791
01/01/2017 to 12/31/2017	1.229620	1.415962	30,401,115.5732
01/01/2018 to 12/31/2018	1.415962	1.297120	31,255,501.0576
01/01/2019 to 12/31/2019	1.297120	1.496913	28,851,891.9252
01/01/2020 to 12/31/2020	1.496913	1.658174	27,496,127.5166
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996864	1.041127	222,203.8823
01/01/2015 to 12/31/2015	1.041127	1.017571	1,534,667.9373
01/01/2016 to 12/31/2016	1.017571	1.024465	2,191,746.6328
01/01/2017 to 12/31/2017	1.024465	1.167895	2,741,278.1366
01/01/2018 to 04/30/2018	1.167895	1.139309	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.782097	13.079663	1,817.4043
01/01/2012 to 12/31/2012	13.079663	14.892696	1,710.1280
01/01/2013 to 12/31/2013	14.892696	19.537069	1,364.6023
01/01/2014 to 12/31/2014	19.537069	20.127726	1,342.0034
01/01/2015 to 12/31/2015	20.127726	18.390935	1,335.5444
01/01/2016 to 12/31/2016	18.390935	23.691555	1,423.1477
01/01/2017 to 12/31/2017	23.691555	24.161024	1,421.2613
01/01/2018 to 12/31/2018	24.161024	20.530533	1,087.7235
01/01/2019 to 12/31/2019	20.530533	24.145364	818.3370
01/01/2020 to 12/31/2020	24.145364	25.289793	891.9093
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.555374	7.759761	289,653.9769
01/01/2012 to 12/31/2012	7.759761	9.076542	298,915.2107
01/01/2013 to 12/31/2013	9.076542	13.044951	317,065.9696
01/01/2014 to 12/31/2014	13.044951	15.309203	402,668.3031
01/01/2015 to 12/31/2015	15.309203	14.501511	409,005.1289
01/01/2016 to 12/31/2016	14.501511	14.697911	351,168.1881
01/01/2017 to 12/31/2017	14.697911	17.179365	310,434.4953
01/01/2018 to 12/31/2018	17.179365	15.759447	290,327.9301
01/01/2019 to 12/31/2019	15.759447	19.222295	308,646.8226
01/01/2020 to 12/31/2020	19.222295	25.088438	254,994.2912
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.711722	7.138968	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.080260	1.130318	6,077,197.6542
01/01/2014 to 12/31/2014	1.130318	1.219045	8,643,302.8520
01/01/2015 to 12/31/2015	1.219045	1.188718	12,214,242.0688
01/01/2016 to 12/31/2016	1.188718	1.224540	16,819,381.3599
01/01/2017 to 12/31/2017	1.224540	1.396650	19,137,465.3887
01/01/2018 to 12/31/2018	1.396650	1.279464	21,456,682.1342
01/01/2019 to 12/31/2019	1.279464	1.537134	20,118,092.6767
01/01/2020 to 12/31/2020	1.537134	1.616728	20,166,493.7135
A-19

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.619173	12.884600	212,405.9019
01/01/2012 to 12/31/2012	12.884600	14.842148	198,432.2145
01/01/2013 to 12/31/2013	14.842148	17.471762	186,917.6169
01/01/2014 to 12/31/2014	17.471762	16.047577	175,156.0610
01/01/2015 to 12/31/2015	16.047577	15.559333	157,267.7208
01/01/2016 to 12/31/2016	15.559333	15.223933	151,513.4858
01/01/2017 to 12/31/2017	15.223933	19.258908	123,320.4487
01/01/2018 to 12/31/2018	19.258908	16.348294	127,493.3271
01/01/2019 to 12/31/2019	16.348294	20.706275	140,765.0658
01/01/2020 to 12/31/2020	20.706275	23.098536	157,015.2734
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	14.021283	12.882517	3,689.6678
01/01/2012 to 12/31/2012	12.882517	13.895500	3,673.7524
01/01/2013 to 12/31/2013	13.895500	19.068593	3,658.4956
01/01/2014 to 12/31/2014	19.068593	19.013199	3,644.3525
01/01/2015 to 12/31/2015	19.013199	17.824984	3,630.4022
01/01/2016 to 12/31/2016	17.824984	16.106192	4,004.1738
01/01/2017 to 12/31/2017	16.106192	22.244317	3,952.4170
01/01/2018 to 12/31/2018	22.244317	24.184173	3,697.7273
01/01/2019 to 12/31/2019	24.184173	33.451422	3,046.6515
01/01/2020 to 12/31/2020	33.451422	83.576497	567.6077
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999822	1.036303	200,316.8246
01/01/2015 to 12/31/2015	1.036303	0.966894	398,440.1857
01/01/2016 to 12/31/2016	0.966894	1.060567	1,666,879.1129
01/01/2017 to 12/31/2017	1.060567	1.178791	2,168,419.8112
01/01/2018 to 12/31/2018	1.178791	1.075154	2,090,130.6017
01/01/2019 to 12/31/2019	1.075154	1.294685	2,286,646.2489
01/01/2020 to 12/31/2020	1.294685	1.429326	3,005,530.2932
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.882186	15.230028	717,970.0400
01/01/2012 to 12/31/2012	15.230028	16.405011	740,330.0488
01/01/2013 to 12/31/2013	16.405011	14.691194	755,632.9037
01/01/2014 to 12/31/2014	14.691194	14.920994	666,290.5091
01/01/2015 to 12/31/2015	14.920994	14.270235	664,863.7022
01/01/2016 to 12/31/2016	14.270235	14.787955	640,847.4518
01/01/2017 to 12/31/2017	14.787955	15.103670	630,808.6840
01/01/2018 to 12/31/2018	15.103670	14.548395	556,091.9340
01/01/2019 to 12/31/2019	14.548395	15.548169	527,964.7321
01/01/2020 to 12/31/2020	15.548169	17.118183	561,638.3593
A-20

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.506947	16.810768	1,473,398.0333
01/01/2012 to 12/31/2012	16.810768	18.130822	1,535,943.3620
01/01/2013 to 12/31/2013	18.130822	17.553861	1,619,920.0927
01/01/2014 to 12/31/2014	17.553861	18.053464	1,502,813.0370
01/01/2015 to 12/31/2015	18.053464	17.821192	1,421,679.3778
01/01/2016 to 12/31/2016	17.821192	18.050091	1,346,080.2025
01/01/2017 to 12/31/2017	18.050091	18.619489	1,366,155.7398
01/01/2018 to 12/31/2018	18.619489	18.335457	1,309,059.8827
01/01/2019 to 12/31/2019	18.335457	19.630105	1,355,143.5334
01/01/2020 to 12/31/2020	19.630105	21.025449	1,542,086.5202
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216374	10.760741	218,009.9504
01/01/2014 to 12/31/2014	10.760741	11.539586	444,693.0672
01/01/2015 to 12/31/2015	11.539586	11.248011	781,784.4332
01/01/2016 to 12/31/2016	11.248011	11.609667	896,195.2561
01/01/2017 to 12/31/2017	11.609667	13.347780	1,076,736.2918
01/01/2018 to 04/30/2018	13.347780	12.770216	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010762	1.068883	2,651,897.0752
01/01/2013 to 12/31/2013	1.068883	1.161756	7,500,547.4185
01/01/2014 to 12/31/2014	1.161756	1.235499	9,298,958.2734
01/01/2015 to 12/31/2015	1.235499	1.208822	9,760,410.6448
01/01/2016 to 12/31/2016	1.208822	1.260662	10,334,627.5948
01/01/2017 to 12/31/2017	1.260662	1.422324	10,554,309.9266
01/01/2018 to 12/31/2018	1.422324	1.271556	19,406,210.2806
01/01/2019 to 12/31/2019	1.271556	1.524890	16,954,259.7181
01/01/2020 to 12/31/2020	1.524890	1.536865	16,483,138.4421
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.744313	11.715944	2,168,281.3770
01/01/2012 to 12/31/2012	11.715944	13.049283	2,156,530.2401
01/01/2013 to 12/31/2013	13.049283	14.546415	2,109,629.7609
01/01/2014 to 12/31/2014	14.546415	15.193036	2,038,109.7717
01/01/2015 to 12/31/2015	15.193036	14.702394	1,948,923.9606
01/01/2016 to 12/31/2016	14.702394	15.351912	1,890,576.2888
01/01/2017 to 12/31/2017	15.351912	17.557565	1,739,402.9435
01/01/2018 to 12/31/2018	17.557565	16.199718	1,575,727.2133
01/01/2019 to 12/31/2019	16.199718	19.126097	1,561,222.2153
01/01/2020 to 12/31/2020	19.126097	20.733683	1,618,630.7663
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.320254	10.936433	1,197,356.4387
01/01/2012 to 12/31/2012	10.936433	12.417139	1,273,236.2424
01/01/2013 to 12/31/2013	12.417139	14.471865	1,322,776.7142
01/01/2014 to 12/31/2014	14.471865	15.053334	1,423,596.7467
01/01/2015 to 12/31/2015	15.053334	14.515517	1,364,575.6622
01/01/2016 to 12/31/2016	14.515517	15.313728	1,263,552.8957
01/01/2017 to 12/31/2017	15.313728	18.084793	1,210,285.3726
01/01/2018 to 12/31/2018	18.084793	16.288604	1,149,947.2074
01/01/2019 to 12/31/2019	16.288604	19.686723	1,092,344.2216
01/01/2020 to 12/31/2020	19.686723	21.520529	1,042,900.2197
A-21

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.402240	46.809866	59,848.6689
01/01/2012 to 12/31/2012	46.809866	54.508674	54,901.2159
01/01/2013 to 12/31/2013	54.508674	71.977697	50,922.1883
01/01/2014 to 12/31/2014	71.977697	80.483634	57,275.0135
01/01/2015 to 12/31/2015	80.483634	76.595331	59,612.2791
01/01/2016 to 12/31/2016	76.595331	87.660534	60,841.5612
01/01/2017 to 12/31/2017	87.660534	101.197115	52,070.1801
01/01/2018 to 12/31/2018	101.197115	90.735027	61,868.3083
01/01/2019 to 12/31/2019	90.735027	113.312169	66,069.2263
01/01/2020 to 12/31/2020	113.312169	115.054198	84,629.0876
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.973885	24.690934	65,413.6692
01/01/2012 to 12/31/2012	24.690934	27.952215	66,844.6796
01/01/2013 to 12/31/2013	27.952215	35.952829	56,472.8224
01/01/2014 to 12/31/2014	35.952829	38.910717	49,288.8808
01/01/2015 to 12/31/2015	38.910717	34.958606	48,427.4016
01/01/2016 to 12/31/2016	34.958606	39.857152	46,874.3764
01/01/2017 to 12/31/2017	39.857152	43.071564	45,393.3228
01/01/2018 to 12/31/2018	43.071564	38.198462	41,473.6156
01/01/2019 to 12/31/2019	38.198462	48.633939	39,023.0839
01/01/2020 to 12/31/2020	48.633939	51.671243	40,443.0952
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.783430	10.957512	2,539,196.0714
01/01/2013 to 12/31/2013	10.957512	10.327163	2,920,770.5774
01/01/2014 to 12/31/2014	10.327163	10.964080	2,795,189.2772
01/01/2015 to 12/31/2015	10.964080	10.869017	2,624,370.0034
01/01/2016 to 12/31/2016	10.869017	10.869961	2,635,254.7740
01/01/2017 to 12/31/2017	10.869961	11.008908	2,561,503.4869
01/01/2018 to 12/31/2018	11.008908	10.858890	2,340,244.7381
01/01/2019 to 12/31/2019	10.858890	11.521848	2,071,022.5882
01/01/2020 to 12/31/2020	11.521848	12.245716	2,001,444.6726
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.831744	10.904646	0.0000
01/01/2012 to 12/31/2012	10.904646	12.847646	0.0000
01/01/2013 to 12/31/2013	12.847646	14.601457	264,677.4697
01/01/2014 to 12/31/2014	14.601457	13.931004	247,640.0471
01/01/2015 to 12/31/2015	13.931004	13.452671	242,246.4518
01/01/2016 to 12/31/2016	13.452671	13.949597	233,789.4366
01/01/2017 to 12/31/2017	13.949597	18.574226	183,052.8330
01/01/2018 to 12/31/2018	18.574226	15.181257	170,294.6896
01/01/2019 to 12/31/2019	15.181257	19.841342	156,765.9851
01/01/2020 to 12/31/2020	19.841342	24.727348	164,565.8115
A-22

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	54.339551	57.021060	1,478.8362
01/01/2012 to 12/31/2012	57.021060	60.378957	1,461.8216
01/01/2013 to 12/31/2013	60.378957	58.998545	1,428.6436
01/01/2014 to 12/31/2014	58.998545	62.202337	1,397.0003
01/01/2015 to 12/31/2015	62.202337	61.608162	1,361.7588
01/01/2016 to 12/31/2016	61.608162	62.554986	1,319.1669
01/01/2017 to 12/31/2017	62.554986	64.125691	1,379.4808
01/01/2018 to 12/31/2018	64.125691	62.903498	4,789.9058
01/01/2019 to 12/31/2019	62.903498	68.022685	31,731.7330
01/01/2020 to 12/31/2020	68.022685	72.738442	80,713.3582
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.625764	12.246868	0.0000
01/01/2012 to 12/31/2012	12.246868	13.825231	0.0000
01/01/2013 to 12/31/2013	13.825231	18.316513	0.0000
01/01/2014 to 12/31/2014	18.316513	19.688662	0.0000
01/01/2015 to 12/31/2015	19.688662	20.654655	0.0000
01/01/2016 to 12/31/2016	20.654655	20.405264	0.0000
01/01/2017 to 12/31/2017	20.405264	26.976804	0.0000
01/01/2018 to 12/31/2018	26.976804	27.272022	0.0000
01/01/2019 to 12/31/2019	27.272022	35.763520	0.0000
01/01/2020 to 12/31/2020	35.763520	49.655513	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.660952	10.523629	450,135.7970
01/01/2012 to 12/31/2012	10.523629	10.386964	505,762.4811
01/01/2013 to 12/31/2013	10.386964	10.252804	803,505.9153
01/01/2014 to 12/31/2014	10.252804	10.120377	470,620.3227
01/01/2015 to 12/31/2015	10.120377	9.989661	440,926.1714
01/01/2016 to 12/31/2016	9.989661	9.871691	421,876.9768
01/01/2017 to 12/31/2017	9.871691	9.806376	548,959.4099
01/01/2018 to 12/31/2018	9.806376	9.828947	648,715.8946
01/01/2019 to 12/31/2019	9.828947	9.884211	861,305.2488
01/01/2020 to 12/31/2020	9.884211	9.774946	1,227,231.4691
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.138773	14.428629	29,595.0548
01/01/2015 to 12/31/2015	14.428629	14.158877	79,083.2624
01/01/2016 to 12/31/2016	14.158877	14.609129	47,162.9294
01/01/2017 to 12/31/2017	14.609129	15.420652	88,073.1827
01/01/2018 to 12/31/2018	15.420652	14.822983	101,032.4522
01/01/2019 to 12/31/2019	14.822983	16.348736	121,963.8099
01/01/2020 to 12/31/2020	16.348736	17.672766	128,414.3214
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.161825	12.218191	1,839,746.7192
01/01/2012 to 12/31/2012	12.218191	13.375464	1,889,389.3641
01/01/2013 to 12/31/2013	13.375464	14.401451	1,700,032.5566
01/01/2014 to 04/25/2014	14.401451	14.524510	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.226944	12.055244	3,646,668.8013
01/01/2012 to 12/31/2012	12.055244	13.373515	3,728,224.1563
01/01/2013 to 12/31/2013	13.373515	15.078692	3,468,198.1015
01/01/2014 to 04/25/2014	15.078692	15.150236	0.0000
A-23

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.522958	14.939452	4,893,364.9583
01/01/2015 to 12/31/2015	14.939452	14.588222	4,536,454.5791
01/01/2016 to 12/31/2016	14.588222	15.276432	4,188,478.0195
01/01/2017 to 12/31/2017	15.276432	16.684472	3,837,335.9304
01/01/2018 to 12/31/2018	16.684472	15.743057	3,290,528.6440
01/01/2019 to 12/31/2019	15.743057	17.963287	2,957,139.9320
01/01/2020 to 12/31/2020	17.963287	19.687774	2,795,845.9312
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.003908	11.647420	6,810,930.9727
01/01/2012 to 12/31/2012	11.647420	13.097782	6,718,718.2601
01/01/2013 to 12/31/2013	13.097782	15.439211	6,504,050.0785
01/01/2014 to 04/25/2014	15.439211	15.465784	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.464132	16.028157	6,269,267.9691
01/01/2015 to 12/31/2015	16.028157	15.620560	5,816,133.4534
01/01/2016 to 12/31/2016	15.620560	16.514354	5,554,992.9786
01/01/2017 to 12/31/2017	16.514354	18.703090	5,036,749.0299
01/01/2018 to 12/31/2018	18.703090	17.329580	4,478,849.1661
01/01/2019 to 12/31/2019	17.329580	20.428279	3,942,799.9726
01/01/2020 to 12/31/2020	20.428279	22.956479	4,124,129.4236
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.888337	11.280553	1,918,159.7292
01/01/2012 to 12/31/2012	11.280553	12.884423	1,923,850.2189
01/01/2013 to 12/31/2013	12.884423	16.013844	2,349,431.3718
01/01/2014 to 04/25/2014	16.013844	15.954170	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.701527	9.407894	865,702.3112
01/01/2012 to 12/31/2012	9.407894	10.783002	750,661.4929
01/01/2013 to 04/26/2013	10.783002	11.612168	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	15.941182	16.617936	2,217,219.7864
01/01/2015 to 12/31/2015	16.617936	16.125078	2,091,235.7720
01/01/2016 to 12/31/2016	16.125078	17.212553	2,021,503.6410
01/01/2017 to 12/31/2017	17.212553	20.246539	1,866,829.2480
01/01/2018 to 12/31/2018	20.246539	18.362506	1,843,853.9320
01/01/2019 to 12/31/2019	18.362506	22.426119	1,767,045.6709
01/01/2020 to 12/31/2020	22.426119	25.809139	1,653,856.8293
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.281226	14.286034	53,019.2062
01/01/2012 to 12/31/2012	14.286034	16.625196	54,399.3909
01/01/2013 to 12/31/2013	16.625196	20.940119	62,496.1639
01/01/2014 to 12/31/2014	20.940119	19.285912	73,518.1302
01/01/2015 to 12/31/2015	19.285912	20.132407	74,352.4319
01/01/2016 to 12/31/2016	20.132407	21.030225	72,194.4984
01/01/2017 to 12/31/2017	21.030225	27.079955	59,730.6055
01/01/2018 to 12/31/2018	27.079955	21.232252	60,519.4942
01/01/2019 to 12/31/2019	21.232252	25.785606	64,448.7213
01/01/2020 to 12/31/2020	25.785606	27.689107	61,954.3501
A-24

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	55.677164	56.810608	273.6893
01/01/2017 to 12/31/2017	56.810608	66.772443	273.6893
01/01/2018 to 12/31/2018	66.772443	65.847511	273.6893
01/01/2019 to 12/31/2019	65.847511	85.105639	273.6893
01/01/2020 to 12/31/2020	85.105639	93.470938	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	19.228180	18.117226	533.0832
01/01/2012 to 12/31/2012	18.117226	19.775851	533.0832
01/01/2013 to 12/31/2013	19.775851	25.977140	533.0832
01/01/2014 to 12/31/2014	25.977140	28.502585	533.0832
01/01/2015 to 12/31/2015	28.502585	28.152235	533.0832
01/01/2016 to 04/29/2016	28.152235	28.346606	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.962618	12.260793	459,107.7137
01/01/2012 to 12/31/2012	12.260793	13.638720	468,035.7525
01/01/2013 to 12/31/2013	13.638720	17.976382	435,063.5010
01/01/2014 to 12/31/2014	17.976382	19.597857	365,909.3935
01/01/2015 to 12/31/2015	19.597857	19.783193	345,090.3406
01/01/2016 to 12/31/2016	19.783193	20.924343	322,563.8285
01/01/2017 to 12/31/2017	20.924343	24.562676	288,424.2930
01/01/2018 to 12/31/2018	24.562676	24.183272	237,792.2680
01/01/2019 to 12/31/2019	24.183272	31.216354	204,129.1797
01/01/2020 to 12/31/2020	31.216354	34.226155	195,428.0262
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.409247	12.276458	260,179.0412
01/01/2012 to 12/31/2012	12.276458	14.002167	375,016.8387
01/01/2013 to 12/31/2013	14.002167	18.898229	369,935.4665
01/01/2014 to 12/31/2014	18.898229	20.285133	298,216.4749
01/01/2015 to 12/31/2015	20.285133	22.133484	284,010.3310
01/01/2016 to 12/31/2016	22.133484	21.819252	244,894.8018
01/01/2017 to 12/31/2017	21.819252	29.504939	193,508.3114
01/01/2018 to 12/31/2018	29.504939	29.154924	248,044.5020
01/01/2019 to 12/31/2019	29.154924	38.129955	308,598.4684
01/01/2020 to 12/31/2020	38.129955	58.854513	417,002.5549
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.473780	8.249075	176,855.4652
01/01/2012 to 04/27/2012	8.249075	9.283200	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.816575	10.970270	3,524.3342
01/01/2012 to 12/31/2012	10.970270	12.007454	3,463.9025
01/01/2013 to 12/31/2013	12.007454	17.586589	2,780.8692
01/01/2014 to 12/31/2014	17.586589	17.521696	3,218.9345
01/01/2015 to 12/31/2015	17.521696	17.542225	3,104.8546
01/01/2016 to 12/31/2016	17.542225	18.362770	2,933.8839
01/01/2017 to 12/31/2017	18.362770	22.962820	2,818.8882
01/01/2018 to 12/31/2018	22.962820	22.727912	2,568.3589
01/01/2019 to 12/31/2019	22.727912	28.381693	2,600.5192
01/01/2020 to 12/31/2020	28.381693	37.551600	2,568.9357
A-25

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	17.065581	16.366043	144,359.7561
01/01/2014 to 12/31/2014	16.366043	17.036667	187,500.3262
01/01/2015 to 12/31/2015	17.036667	16.807150	227,133.9319
01/01/2016 to 12/31/2016	16.807150	16.936216	332,959.0334
01/01/2017 to 12/31/2017	16.936216	17.209161	359,892.8941
01/01/2018 to 12/31/2018	17.209161	16.902260	333,486.5424
01/01/2019 to 12/31/2019	16.902260	18.075875	437,374.4267
01/01/2020 to 12/31/2020	18.075875	19.070881	742,398.6186
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	45.502285	45.885492	1,371.0673
01/01/2012 to 12/31/2012	45.885492	50.411416	1,391.6437
01/01/2013 to 12/31/2013	50.411416	59.065284	1,085.4451
01/01/2014 to 12/31/2014	59.065284	63.178641	1,028.4121
01/01/2015 to 12/31/2015	63.178641	62.113449	994.6559
01/01/2016 to 12/31/2016	62.113449	66.781988	946.6794
01/01/2017 to 12/31/2017	66.781988	73.943146	842.0405
01/01/2018 to 12/31/2018	73.943146	68.742841	461.8434
01/01/2019 to 12/31/2019	68.742841	81.472964	449.9075
01/01/2020 to 12/31/2020	81.472964	88.048290	420.4671
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.712416	14.615581	1,553.4662
01/01/2012 to 12/31/2012	14.615581	16.779960	1,550.9973
01/01/2013 to 12/31/2013	16.779960	22.424400	163,060.0422
01/01/2014 to 12/31/2014	22.424400	24.472630	162,497.0486
01/01/2015 to 12/31/2015	24.472630	24.068496	156,017.1012
01/01/2016 to 12/31/2016	24.068496	27.106389	141,100.1354
01/01/2017 to 12/31/2017	27.106389	31.461750	105,012.1120
01/01/2018 to 12/31/2018	31.461750	27.872891	83,581.1681
01/01/2019 to 12/31/2019	27.872891	35.724288	106,020.4001
01/01/2020 to 12/31/2020	35.724288	36.551238	147,484.3152
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.922471	8.759302	269,494.8913
01/01/2012 to 12/31/2012	8.759302	9.848736	289,819.5892
01/01/2013 to 04/26/2013	9.848736	10.791833	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.331335	25.406323	74,608.1384
01/01/2014 to 12/31/2014	25.406323	25.002832	66,874.0657
01/01/2015 to 12/31/2015	25.002832	24.773678	61,728.6032
01/01/2016 to 12/31/2016	24.773678	28.951791	56,827.8556
01/01/2017 to 12/31/2017	28.951791	33.005218	50,058.1096
01/01/2018 to 12/31/2018	33.005218	30.300893	40,048.2047
01/01/2019 to 12/31/2019	30.300893	38.704864	50,535.0689
01/01/2020 to 12/31/2020	38.704864	47.662736	53,931.5872
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.709433	14.688795	96,062.3990
01/01/2012 to 12/31/2012	14.688795	15.264435	102,008.1430
01/01/2013 to 04/26/2013	15.264435	16.556111	0.0000
A-26

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.854763	15.508279	68,660.5045
01/01/2012 to 12/31/2012	15.508279	15.701587	70,217.9685
01/01/2013 to 12/31/2013	15.701587	17.165667	66,656.3962
01/01/2014 to 12/31/2014	17.165667	13.754473	82,161.9141
01/01/2015 to 12/31/2015	13.754473	9.129253	93,131.4240
01/01/2016 to 12/31/2016	9.129253	12.952943	75,958.6266
01/01/2017 to 12/31/2017	12.952943	12.691359	86,162.9786
01/01/2018 to 12/31/2018	12.691359	8.912242	84,787.5344
01/01/2019 to 12/31/2019	8.912242	9.883579	87,816.7339
01/01/2020 to 12/31/2020	9.883579	11.821658	78,136.9556
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	32.257231	33.512779	907.5388
01/01/2017 to 12/31/2017	33.512779	35.802673	667.6531
01/01/2018 to 12/31/2018	35.802673	33.995805	627.5587
01/01/2019 to 12/31/2019	33.995805	38.418168	565.3951
01/01/2020 to 12/31/2020	38.418168	40.543057	541.8591
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.732673	26.322918	1,211.9995
01/01/2012 to 12/31/2012	26.322918	29.001521	1,178.1355
01/01/2013 to 12/31/2013	29.001521	29.069147	1,206.9140
01/01/2014 to 12/31/2014	29.069147	30.008916	1,152.9778
01/01/2015 to 12/31/2015	30.008916	29.237538	1,072.1534
01/01/2016 to 04/29/2016	29.237538	29.999237	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	30.643757	31.805345	74,769.2425
01/01/2017 to 12/31/2017	31.805345	33.886110	74,631.1118
01/01/2018 to 12/31/2018	33.886110	32.100147	140,234.3533
01/01/2019 to 12/31/2019	32.100147	36.195749	201,106.0775
01/01/2020 to 12/31/2020	36.195749	38.089689	300,957.5866
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.622434	24.357741	90,987.8510
01/01/2012 to 12/31/2012	24.357741	27.154250	86,811.5075
01/01/2013 to 12/31/2013	27.154250	28.942193	88,179.8312
01/01/2014 to 12/31/2014	28.942193	29.947945	74,039.3867
01/01/2015 to 12/31/2015	29.947945	28.918367	78,216.9896
01/01/2016 to 04/29/2016	28.918367	29.807092	0.0000
A-27

APPENDIX A
Condensed Financial Information (continued)
1.30% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.706597	15.802055	0.0000
01/01/2012 to 12/31/2012	15.802055	18.607861	0.0000
01/01/2013 to 12/31/2013	18.607861	24.321573	0.0000
01/01/2014 to 12/31/2014	24.321573	27.046904	0.0000
01/01/2015 to 12/31/2015	27.046904	25.885223	0.0000
01/01/2016 to 12/31/2016	25.885223	29.037045	0.0000
01/01/2017 to 12/31/2017	29.037045	34.043937	0.0000
01/01/2018 to 12/31/2018	34.043937	30.749424	0.0000
01/01/2019 to 12/31/2019	30.749424	39.580774	0.0000
01/01/2020 to 12/31/2020	39.580774	41.335054	0.0000
Discontinued Investment Portfolios. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Fund (Series I) (closed effective May 1, 2002) (formerly AIM Variable Insurance Funds: AIM V.I. International Growth Fund (Series I)); (b) Franklin Templeton Variable Insurance Products Trust: Templeton Foreign VIP Fund (formerly Templeton Foreign Securities Fund) (closed effective May 1, 2004); (c) Brighthouse Funds Trust I (formerly Met Investors Series Trust): T. Rowe Price Mid Cap Growth Portfolio (closed effective May 1, 2003) and, for contracts issued prior to May 1, 2002, T. Rowe Price Large Cap Value Portfolio (Class A) (closed effective May 1, 2004) (formerly Lord Abbett Growth and Income Portfolio); (d) Brighthouse Funds Trust II (formerly Metropolitan Series Fund): Baillie Gifford International Stock Portfolio (formerly Artio International Stock Portfolio and previously Julius Baer International Stock Portfolio, FI International Stock Portfolio and Putnam International Stock Portfolio) (closed effective December 19, 2003), T. Rowe Price Small Cap Growth Portfolio (closed effective May 1, 2004), T. Rowe Price Large Cap Growth Portfolio (closed effective May 1, 2004) and Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio and before that WMC Core Equity Opportunities Portfolio) (closed effective May 1, 2016); and (e) Putnam Variable Trust (Class IB): Putnam VT Large Cap Value Fund (formerly Putnam VT Equity Income Fund) (closed effective April 28, 2008).
You should read the prospectuses for these discontinued Investment Portfolios for more information on fees, charges, investment objectives and risks. A copy of the fund prospectuses has previously been provided to you.
Effective as of April 28, 2003, the following Investment Portfolios of Brighthouse Funds Trust I were merged: J.P. Morgan Enhanced Index Portfolio merged into Lord Abbett Growth and Income Portfolio; J.P. Morgan International Equity Portfolio merged into MFS® Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into Lord Abbett Growth Opportunities Portfolio.
Effective as of May 1, 2004, the following Investment Portfolios were replaced: (a) Franklin Templeton Variable Insurance Products Trust: Franklin Small Cap Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust II: T. Rowe Price Small Cap Growth Portfolio (Class B); Templeton Global Income Securities Fund (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: PIMCO Total Return Portfolio (Class B); Franklin Large Cap Growth Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust II: T. Rowe Price Large Cap Portfolio (Class B); and Mutual Shares Securities Fund (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B); and (b) for contracts issued prior to May 1, 2002, AIM
A-28

APPENDIX A
Condensed Financial Information (continued)
Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series I) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class A), and for contracts issued on and after May 1, 2002, AIM Variable Insurance Funds: AIM V.I. Premier Equity Fund (Series II) (closed effective May 1, 2003) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of November 22, 2004, the following Investment Portfolios were merged: Brighthouse Funds Trust I: J.P. Morgan Select Equity Portfolio merged into Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio; and Brighthouse Funds Trust I: J.P. Morgan Quality Bond Portfolio merged into Brighthouse Funds Trust I: PIMCO Total Return Portfolio.
Effective as of May 1, 2005, the following portfolios were merged: Brighthouse Funds Trust II: Met/Putnam Voyager Portfolio merged into Brighthouse Funds Trust II: Jennison Growth Portfolio; and Brighthouse Funds Trust I: Money Market Portfolio merged into Brighthouse Funds Trust II: BlackRock Money Market Portfolio.
Effective as of May 1, 2006, Brighthouse Funds Trust II: MFS® Investors Trust Series (closed effective May 1, 2003) merged into Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B).
Effective as of April 30, 2007, the following Investment Portfolios were merged: (a) approximately 65% of Brighthouse Funds Trust I: Lord Abbett America's Value Portfolio (Class B) of merged into Brighthouse Funds Trust I: Lord Abbett Mid-Cap Value Portfolio (Class B), and the remainder (approximately 35%) of the Lord Abbett America's Value Portfolio (Class B) merged into Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B); (b) Brighthouse Funds Trust I: Pioneer Mid-Cap Value Portfolio (Class A) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B); and (c) Brighthouse Funds Trust I: Met/Putnam Capital Opportunities Portfolio (Class B) merged into Brighthouse Funds Trust I: Lazard Mid-Cap Portfolio (Class B).
Effective as of April 30, 2007, AIM Variable Insurance Funds: AIM V.I. Capital Appreciation Fund (Series I) (closed effective May 1, 2002) was replaced with Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) (closed effective April 30, 2007) merged into Brighthouse Funds Trust II: BlackRock Legacy Large Cap Growth Portfolio (Class A).
Effective as of May 4, 2009, Brighthouse Funds Trust II: Capital Guardian U.S. Equity Portfolio (Class B) (closed effective April 28, 2008) merged into Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A).
Effective as of May 3, 2010, Putnam Variable Trust (Class IB): Putnam VT Growth and Income Fund (closed effective May 1, 2006) was replaced with Brighthouse Funds Trust I: Lord Abbett Growth and Income Portfolio (Class B).
Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 28, 2008) was replaced with Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B).
Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) (closed effective May 1, 2006) merged into Brighthouse Funds Trust I: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).
Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II: Jennison Growth Portfolio (Class B).
Effective as of April 29, 2013:
•	Brighthouse Funds Trust I: Met/Franklin Mutual Shares Portfolio (Class B) merged into Brighthouse Funds Trust II: MFS® Value Portfolio (Class B);
A-29

APPENDIX A
Condensed Financial Information (continued)
•	Brighthouse Funds Trust I: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B);
•	Brighthouse Funds Trust I: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Brighthouse Funds Trust II: Neuberger Berman Genesis Portfolio (Class B); and
•	Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.
Effective as of April 28, 2014:
•	Brighthouse Funds Trust I: MetLife Defensive Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Moderate Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 40 Portfolio (Class B);
•	Brighthouse Funds Trust I: MetLife Balanced Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 60 Portfolio (Class B); and
•	Brighthouse Funds Trust I: MetLife Growth Strategy Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse Asset Allocation 80 Portfolio (Class B)
Effective as of May 1, 2016:
•	Brighthouse Funds Trust I: Lord Abbett Bond Debenture Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B);
•	Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A); and
•	Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A).
Effective as of April 30, 2018:
•	Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and
•	Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis® Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.
A-30

APPENDIX B
Participating Investment Portfolios
Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.
Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
American Funds Insurance Series® (Class 2)
American Funds Global Growth Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Global Small Capitalization Fund	Seeks long-term growth of capital.	Capital Research and Management CompanySM
American Funds Growth Fund	Seeks growth of capital.	Capital Research and Management CompanySM
Brighthouse Funds Trust I (Class B)
AB Global Dynamic Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: AllianceBernstein L.P.
AQR Global Risk Balanced Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: AQR Capital Management, LLC
BlackRock Global Tactical Strategies Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
BlackRock High Yield Portfolio	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Balanced Plus Portfolio	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: Pacific Investment Management Company LLC
Brighthouse/Aberdeen Emerging Markets Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Aberdeen Asset Managers Limited
Brighthouse/Franklin Low Duration Total Return Portfolio	Seeks a high level of current income, while seeking preservation of shareholders’ capital.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Templeton International Bond Portfolio#	Seeks current income with capital appreciation and growth of income.	Brighthouse Investment Advisers, LLC Subadviser: Franklin Advisers, Inc.
Brighthouse/Wellington Large Cap Research Portfolio	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Invesco Balanced-Risk Allocation Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Comstock Portfolio	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Global Active Allocation Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
JPMorgan Small Cap Value Portfolio	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Growth Portfolio	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
MetLife Multi-Index Targeted Risk Portfolio	Seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Overlay Portion: MetLife Investment Advisors, LLC
MFS ® Research International Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Morgan Stanley Discovery Portfolio	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.
PanAgora Global Diversified Risk Portfolio	Seeks total return.	Brighthouse Investment Advisers, LLC Subadviser: PanAgora Asset Management, Inc.
PIMCO Inflation Protected Bond Portfolio	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
Schroders Global Multi-Asset Portfolio	Seeks capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadvisers: Schroder Investment Management North America Inc.; Schroder Investment Management North America Limited
SSGA Growth and Income ETF Portfolio	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
SSGA Growth ETF Portfolio	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Victory Sycamore Mid Cap Value Portfolio	Seeks high total return by investing in equity securities of mid-sized companies.	Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.
Western Asset Management Government Income Portfolio	Seeks a high level of current income, consistent with preservation of principal.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio (Class B)	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio (Class A)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio (Class B)	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio (Class B)	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio (Class B)	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio (Class B)	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio (Class B)	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Dimensional International Small Company Portfolio (Class B)	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Dimensional Fund Advisors LP
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Jennison Growth Portfolio (Class B)	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC

Investment Portfolio	Investment Objective	Investment Adviser/Subadviser
Loomis Sayles Small Cap Growth Portfolio (Class B)	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MetLife Aggregate Bond Index Portfolio (Class G)	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio (Class B)	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio (Class B)	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio (Class B)	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
VanEck Global Natural Resources Portfolio (Class B)#	Seeks long-term capital appreciation with income as a secondary consideration.	Brighthouse Investment Advisers, LLC Subadviser: Van Eck Associates Corporation
Western Asset Management Strategic Bond Opportunities Portfolio (Class B)	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
# This portfolio is only available for investment if certain optional riders are elected. (See “Purchase — Investment Allocation Restrictions for Certain Riders.”)

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APPENDIX C
Three Month Market Entry Program and EDCA Examples
In order to show how the Three Month Market Entry Program and the EDCA programs work, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only and do not reflect charges under the contract.
Three Month Market Entry Program
The following example demonstrates how the Three Month Market Entry Program operates. This program operates in the same manner as the EDCA Program, except the duration is (3) months. The example assumes that a $12,000 Purchase Payment is allocated to the Three Month Market Entry Program at the beginning of the first month and the first transfer of $4,000 also occurs on that date. The $8,000 remaining after the Three Month Market Entry Program is credited with a 1% effective annual interest rate. The Three Month Market Entry Program transfer amount of $4,000 is determined by dividing the $12,000 allocation amount by 3 (the number of months in the Three Month Market Entry Program). Thereafter, a $4,000 transfer is made from the Three Month Market Entry Program at the beginning of each month. Once three transfers have occurred, a final transfer of interest will be made to the allocation selected.
EDCA Examples with Multiple Purchase Payments
For illustrative purposes in the following examples, the interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.
6-Month EDCA
The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$12,000	$2,000	$10,000	$10,000
2		$2,000	$ 8,025	$ 8,025
3		$2,000	$ 6,044	$ 6,044

				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
4*	$6,000	$3,000	$9,059	$3,059	$6,000
5		$3,000	$6,082	$ 67	$6,015
6		$3,000	$3,097	0	$3,097
7		$3,000	$ 104	0	$ 104
8		$ 105	0	0	0
* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,059 in the 1st Payment Bucket ($6,044 (1st Payment Bucket Account Value from the 3rd month) + $15 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,059). The total EDCA Account Value at the beginning of the 4th month is $9,059 ($3,059 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,059).

12-Month EDCA
The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:
Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x
(1+EDCA Rate)(1/12) - EDCA Transfer Amount
At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.
				Account Values
Beg of Month	Amount Allocated to EDCA	Actual EDCA Transfer	EDCA Account Value	1st Payment Bucket	2nd Payment Bucket
1	$24,000	$2,000	$22,000	$22,000
2		$2,000	$20,054	$20,054
3		$2,000	$18,104	$18,104
4		$2,000	$16,148	$16,148
5		$2,000	$14,188	$14,188
6*	$12,000	$3,000	$23,223	$11,223	$12,000
7		$3,000	$20,280	$ 8,251	$12,030
8		$3,000	$17,330	$ 5,271	$12,059
9		$3,000	$14,373	$ 2,284	$12,089
10		$3,000	$11,409	0	$11,409
11		$3,000	$ 8,437	0	$ 8,437
12		$3,000	$ 5,458	0	$ 5,458
13		$3,000	$ 2,471	0	$ 2,471
14		$2,477	0	0	0
* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,223 in the 1st Payment Bucket ($14,188 (1st Payment Bucket Account Value from the 5th month) + $35 (5th month’s EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,223). The total EDCA Account Value at the beginning of the 6th month is $23,223 ($11,223 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,223).

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APPENDIX D
Lifetime Income Solution Plus Examples
The purpose of these examples is to illustrate the operation of the Lifetime Income Solution (LIS) Plus. (Unless otherwise noted, these examples are for the LIS Plus II.) Example (7) shows how required minimum distributions affect the Income Base when the LIS Plus II is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).
The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
(1) Withdrawal Adjustments to Annual Increase Amount
         Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).
         Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary
         Assume the initial Purchase Payment is $100,000 and the LIS Plus II is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year — for example, two $5,000 withdrawals instead of one $10,000 withdrawal — and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).
(Based on the date a contract was issued with the LIS Plus I rider, the annual increase rate may be higher than 5%. See “Living Benefits — Guaranteed Income Benefits.”)
(2) The Annual Increase Amount
        Example
         Assume the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner’s 91st birthday. At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.
         Graphic Example: Determining a value upon which future income payments can be based

         Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges — “the Annual Increase Amount”) is the value upon which future income payments can be based.

         Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus payment and the charge for the benefit.

(3) The Highest Anniversary Value (“HAV”)
        Example
          Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the LIS Plus II rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.
         Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the LIS Plus II rider.
         Graphic Example: Determining a value upon which future income payments can be based
         Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

Graphic Example: Determining your guaranteed lifetime income stream
         Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus payment and the charge for the benefit.

(4) Putting It All Together
        Example
         Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the LIS Plus II rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value
($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the owner were age 75, the income base of $162,889 would yield monthly payments of $785.)
         Assume the owner chooses to exercise the LIS Plus II rider at the 26th contract anniversary and elects a life annuity with 5 years of annuity payments guaranteed. Assume the account value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 350% of the total purchase payments, which equals $350,000. Because the Annual Increase Amount ($350,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($350,000) is used as the income base. The income base of $350,000 is applied to the GMIB Annuity Table. This yields annuity payments of $1,918 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 86, the income base of $350,000 would yield monthly payments of $2,258.)
         The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the LIS Plus payment and the charge for the benefit.
        Graphic Example
         Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the LIS Plus II may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.

         With the LIS Plus, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the LIS Plus, you will have paid for the LIS Plus although it was never used.

(5)	The Guaranteed Principal Option
         Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.
         The effects of exercising the Guaranteed Principal Option are:
1)    A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.
2)    The LIS Plus II rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.
3)    The LIS Plus allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.

         *Withdrawals reduce the original Purchase Payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.
(6) The Optional Step Up: Automatic Annual Step-Up
Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $105,000 to $110,000;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the first contract anniversary;
(3)  The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.
The effect of the Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets from $115,500 to $120,000;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the second contract anniversary;
(3)  The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).
The effect of each Optional Step-Up is:
(1)  The Annual Increase Amount automatically resets to the higher Account Value;
(2)  The 10-year waiting period to annuitize the contract under the LIS Plus II is reset to 10 years from the date of the Optional Step-Up;
(3)  The LIS Plus II rider charge may be reset to the fee we charge new contract Owners for the same LIS Plus II rider at that time; and
(4)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.
After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.
The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your
Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 350% maximum increase limitation on the Annual Increase Amount. Also, please note:
(1)  The 10-year waiting period to annuitize the contract under the LIS Plus II remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);
(2)  The LIS Plus II rider charge remains at its current level; and
(3)  The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

(7) Required Minimum Distribution Examples — LIS Plus II
The following examples only apply to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2012 and the LIS Plus II rider is selected. Assume that on the first contract anniversary (September 1, 2013), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2013 with respect to this contract is $6,000, and the required minimum distribution amount for 2014 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2013) and the second contract anniversary (September 1, 2014) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greatest of:
(a)  5%;
(b)  (b) the required minimum distribution rate (as defined below).

The required minimum distribution rate equals the greater of:
(1)  the required minimum distribution amount for 2015 ($6,000) or for 2016 ($7,200), whichever is greater,divided by the sum of (i) the Annual Increase Amount as of September 1, 2015 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);
(2a)  if the contract Owner enrolls only in the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or
(2b)  if the contract Owner enrolls in both the Systematic Withdrawal Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of 5% of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any (i) subsequent Purchase Payments received during the Contract Year before the end of the calendar year.
Because $7,200 (the required minimum distribution amount for 2014) is greater than $6,000 (the required minimum distribution amount for 2013), (c) is equal to $7,200 divided by $100,000, or 7.2%.
         Withdrawals Through the Automated Required Minimum Distribution Program
          If the contract Owner enrolls in the Automated Required Minimum Distribution Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2013 through August 2014). Assuming the Owner makes no withdrawals outside the Automated Required
Minimum Distribution Program, on September 1, 2014, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800): $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.
         (Why does the contract Owner receive $6,800 under the Automated Required Minimum Distribution Program in this example? From September through December 2013, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2013 divided by 12). From January through August 2014, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2014 divided by 12). The Owner receives $2,000 in 2013 and $4,800 in 2014, for a total of $6,800.)
     Withdrawals Outside the Automated Required Minimum Distribution Program
         If the contract Owner withdraws the $6,000 required minimum distribution amount for 2013 in December 2013 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000): $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.
          If the contract Owner withdraws the $7,200 required minimum distribution amount for 2014 in January 2014 and makes no other withdrawals from September 2013 through August 2014, the Annual Increase Amount on September 1, 2014 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200): $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.
     Withdrawals in Excess of the Required Minimum Distribution Amounts
         Assume the contract Owner withdraws $7,250 on September 1, 2013 and makes no other withdrawals before the second contract anniversary. Because the

$7,250 withdrawal exceeds the required minimum distribution amounts for 2013 and 2014, the annual increase rate will be 5% and the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50. On September 1, 2013, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 × 7.25% = $7,250; $100,000 - $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2014) will be $97,387.50 ($92,750 increased by 5% per year compounded annually).
        No Withdrawals
         If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2014 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2013 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the LIS Plus II, the Annual Increase Amount is limited to a maximum of 350% of your Purchase Payments or, if greater, 350% of the Annual Increase Amount as increased by the most recent Optional Step-Up.

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APPENDIX E
Lifetime Withdrawal Guarantee Examples
The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee (LWG). The LWG is no longer available for purchase. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties. The Lifetime Withdrawal Guarantee does not establish or guarantee an account value or minimum return for any investment portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.
A.    Lifetime Withdrawal Guarantee
1.    When Withdrawals Do Not Exceed the Annual Benefit Payment
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).
Assume that $5,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.
2.    When Withdrawals Do Exceed the Annual Benefit Payment
Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 × 5%).
Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 – $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 – $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% × $65,000 = $3,250.
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B.    5% Compounding Income Amount
Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 × 5%).
The Total Guaranteed Withdrawal Amount will increase by 5% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.
If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 × 5%).
If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 × 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 × 5%).
If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 × 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 × 5%).
If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 × 5%).
C.    Automatic Annual Step-Ups and 5% Compounding Income Amount (No Withdrawals)
Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.
At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 × 5%).
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At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 × 5%).
Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 × 5%).
At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 × 5%).
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APPENDIX F
Death Benefit Examples
The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. The examples do not reflect the deduction of fees and expenses, withdrawal charges or income taxes and tax penalties.
Principal Protection Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit	10/1/2023	$100,000 (= greater of A and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Purchase Payments Reduced for Withdrawal	As of 10/2/2023	$90,000 (= A-(A × G))
J	Death Benefit	10/2/2023	$90,000 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
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Annual Step-Up Death Benefit
The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.
		Date	Amount
A	Initial Purchase Payment	10/1/2021	$100,000
B	Account Value	10/1/2022 (First Contract Anniversary)	$104,000
C	Death Benefit (Highest Anniversary Value)	As of 10/1/2022	$104,000 (= greater of A and B)
D	Account Value	10/1/2023 (Second Contract Anniversary)	$90,000
E	Death Benefit (Highest Contract Year Anniversary)	10/1/2023	$104,000 (= greater of B and D)
F	Withdrawal	10/2/2023	$9,000
G	Percentage Reduction in Account Value	10/2/2023	10% (= F/D)
H	Account Value after Withdrawal	10/2/2023	$81,000 (= D-F)
I	Highest Anniversary Value Reduced for Withdrawal	As of 10/2/2023	$93,600 (= E-(E × G))
J	Death Benefit	10/2/2023	$93,600 (= greater of H and I)
Notes to Example
Purchaser is age 60 at issue.
The Account Values on 10/1/2023 and 10/2/2023 are assumed to be equal prior to the withdrawal.
F-2

Statement of Additional Information
Individual Variable Deferred Annuity Contract
issued by
Brighthouse Variable Annuity Account B
and
Brighthouse Life Insurance Company of NY
Class VA (offered between June 15, 2001 and October 7, 2011),
Class AA and Class B
This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectuses dated April 30, 2021, for the Individual Variable Deferred Annuity Contracts that are described herein.
The prospectuses concisely set forth information that a prospective investor ought to know before investing. For a copy of the prospectus write us at: P.O. Box 305075, Nashville, TN 37230-5075, or call (888) 243-1932.
This Statement of Additional Information is dated April 30, 2021.
SAI-0421NYVAAAB
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2

COMPANY
Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) is a stock life insurance company organized under the laws of the State of New York in 1992. Prior to March 6, 2017, BLNY was known as First MetLife Investors Insurance Company. (Prior to February 12, 2001, the Company was known as First Cova Life Insurance Company, and prior to June 1, 1995, it was known as First Xerox Life Insurance Company.) BLNY is licensed to conduct business only in the State of New York.
BLNY is a wholly-owned subsidiary of, and controlled by, Brighthouse Life Insurance Company (“BLIC”). BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect, wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLNY's executive offices are located at 285 Madison Avenue, New York, NY 10017.
Termination of Net Worth Maintenance Agreement with MetLife, Inc. On or about August 4, 2017, MetLife, Inc. (“MetLife”) terminated a net worth maintenance agreement with the Company. The net worth maintenance agreement was originally entered into between MetLife and the Company on December 31, 2002. Under the agreement, MetLife had agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis.
THE SEPARATE ACCOUNT
We have established a Separate Account, Brighthouse Variable Annuity Account B (the “Separate Account”), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, First Xerox Life Insurance Company, adopted a resolution to establish the Separate Account under New York insurance law on December 31 1992. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.
SERVICES
BLNY maintains certain books and records of the Separate Account and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc. provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLNY. The amount paid to Computer Sciences Corporation for the period January 1, 2020 through December 31, 2020 was $985,793.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Sub-Accounts of Brighthouse Variable Annuity Account B, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The financial statements, and the related financial statement schedules, of Brighthouse Life Insurance Company of NY, incorporated by reference in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements and financial statement schedules have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 650 South Tryon Street, Suite 1800, Charlotte, North Carolina 28202-3512.
CUSTODIAN
Brighthouse Life Insurance Company of NY, 285 Madison Avenue, New York, NY 10017, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
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DISTRIBUTION
Information about the distribution of the contracts is contained in the prospectus. (See “Other Information.”) Additional information is provided below.
Currently the contract is not available for new sales.
Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor’s home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter.
Fiscal year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to Selling Firms
2020	$65,611,999	$0
2019	$60,583,206	$0
2018	$51,344,997	$0
Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.
As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2020 ranged from $343 to $936,599.* The amount of commissions paid to selected selling firms during 2020 ranged from $0 to $16,766,260. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2020 ranged from $364 to $17,702,859.*
* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company.
The following list sets forth the names of selling firms that received additional compensation in 2020 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.
Advisor Group, Inc.
Aegis Capital Corp.
American Portfolios Financial Services, Inc
Ameritas Investment Corp
Ameriprise Financial Services, Inc.
Arvest Investments Inc
Avantax Investment Services, Inc.
AXA Network LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company
Cabot Lodge Securities LLC
Cadaret Grant & Co., Inc
Calton & Associates Inc.
Cambridge Investment Research, Inc.
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Community America Financial Solutions, LLC
Concord Investment Services, LLC
CUNA Brokerage Services, Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
First Allied Securities, Inc.
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First Citizens Investor Services, Inc.
First Horizon Advisors, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
GWN Securities Corporation
H. Beck, Inc.
IFP Securities, LLC
Independent Financial Group, LLC
Infinex Investments, Inc.
Infinity Financial Services
Investacorp, Inc.
Janney Montgomery Scott, LLC
J.W. Cole Financial, Inc.
Kestra Investment Services, LLC
Key Investment Services LLC
LifeMark Securities Corp.
Lincoln Investment Planning Inc.
Lion Street Financial, LLC
Merrill Lynch, Inc.
Mid Atlantic Capital Corporation
MML Investors Services, LLC
Morgan Stanley Smith Barney, LLC
NEXT Financial Group, Inc.
Oppenheimer & Co. Inc.
Park Avenue Securities LLC
Parkland Securities, LLC
PFS Investments Inc.
ProEquities, Inc.
Purshe Kaplan Sterling Investments, Inc.
Raymond James & Associates, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated
SunTrust Investment Services, Inc.
The Investment Center, Inc.
The Leader’s Group, Inc.
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
UnionBanc Investment Services, LLC
United Planners Financial Services
U.S. Bancorp Investments, Inc.
ValMark Securities, Inc.
Vandervelt Securities, LLC
Voya Financial Advisors, Inc.
Waddell & Reed
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.
There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge
The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:
1.	The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.
2.	The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.
3.	Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.
4.	There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.
If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.
The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be
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unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.
PERFORMANCE INFORMATION
Historical Unit Values
The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.
In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor’s 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor’s 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor’s 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.
Reporting Agencies
The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.
The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company’s sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.
The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.
Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.
ANNUITY PROVISIONS
Variable Annuity
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.
The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows: The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant’s age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
The dollar amount of variable Annuity Payments after the first payment is determined as follows:
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1.	the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;
2.	the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.
The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.
Annuity Unit — The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.
The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.
(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.
(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.
Net Investment Factor — The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:
A is (i)	the net asset value per share of the portfolio at the end of the current Business Day; plus
(ii)	any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.
B is	the net asset value per share of the portfolio for the immediately preceding Business Day.
C is (i)	the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus
(ii)	a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.
Transfers During the Annuity Phase:
•	You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;
•	Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and
•	You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of “(a)” multiplied by “(b)” multiplied by “(c)”, where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be
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made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.
Fixed Annuity
A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.
Mortality and Expense Guarantee
The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.
LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.
ADDITIONAL FEDERAL TAX CONSIDERATIONS
Non-Qualified Contracts
Diversification. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.
We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.
Tax on Net Investment Income
The 3.8% tax on net investment income described in the Prospectus when added to the top tax bracket for ordinary income of 37.0% will result in a top tax rate of 40.8% on investment income.
Qualified Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.
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SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) or Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
(1)	IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000
(2)	SIMPLE: elective contribution: $13,500; catch-up contribution: $3,000
(3)	401(k): elective contribution: $19,500; catch-up contribution: $6,500
(4)	SEP/401(a): (employer contributions only)
(5)	403(b) (TSA): elective contribution: $19,500; catch-up contribution: $6,500
(6)	457(b) : elective contribution: $19,500; catch-up contribution: $6,500
Dollar limits are for 2021 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $58,000 and 100% of an employee’s compensation for 2021.
ERISA
If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a)	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the
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surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b)	make certain withdrawals under plans for which a qualified consent is required;
(c)	name someone other than the spouse as your Beneficiary; or
(d)	use your accrued benefit as security for a loan, if available, exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
10

CONDENSED FINANCIAL INFORMATION
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class VA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Sub-Account (Class III)
04/30/2018 to 12/31/2018	22.778392	21.039446	0.0000
01/01/2019 to 12/31/2019	21.039446	24.430659	0.0000
01/01/2020 to 12/31/2020	24.430659	29.078898	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.736046	0.0000
01/01/2012 to 12/31/2012	9.736046	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983
AB International Bond Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	13,414.8780
01/01/2012 to 12/31/2012	9.545193	10.685140	13,329.8765
01/01/2013 to 12/31/2013	10.685140	12.489271	13,244.2863
01/01/2014 to 12/31/2014	12.489271	13.060633	15,067.0836
01/01/2015 to 12/31/2015	13.060633	12.788193	14,573.5244
01/01/2016 to 12/31/2016	12.788193	13.595256	14,502.4169
01/01/2017 to 12/31/2017	13.595256	15.666705	14,345.7184
01/01/2018 to 12/31/2018	15.666705	14.781656	19,479.2511
01/01/2019 to 12/31/2019	14.781656	17.422357	13,250.8821
01/01/2020 to 12/31/2020	17.422357	19.854333	13,130.5147
11

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	0.0000
01/01/2012 to 12/31/2012	8.837455	10.122028	0.0000
01/01/2013 to 12/31/2013	10.122028	12.487463	0.0000
01/01/2014 to 12/31/2014	12.487463	13.100436	0.0000
01/01/2015 to 12/31/2015	13.100436	12.820674	0.0000
01/01/2016 to 12/31/2016	12.820674	13.775033	0.0000
01/01/2017 to 12/31/2017	13.775033	16.483735	0.0000
01/01/2018 to 12/31/2018	16.483735	15.315622	0.0000
01/01/2019 to 12/31/2019	15.315622	18.672416	0.0000
01/01/2020 to 12/31/2020	18.672416	21.528552	0.0000
American Funds® Growth Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.204295	8.658934	0.0000
01/01/2012 to 12/31/2012	8.658934	10.024592	0.0000
01/01/2013 to 12/31/2013	10.024592	12.829618	0.0000
01/01/2014 to 12/31/2014	12.829618	13.686586	0.0000
01/01/2015 to 12/31/2015	13.686586	14.372409	0.0000
01/01/2016 to 12/31/2016	14.372409	15.462206	0.0000
01/01/2017 to 12/31/2017	15.462206	19.502225	0.0000
01/01/2018 to 12/31/2018	19.502225	19.133639	0.0000
01/01/2019 to 12/31/2019	19.133639	24.591681	0.0000
01/01/2020 to 12/31/2020	24.591681	36.769780	0.0000
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	27,797.1269
01/01/2012 to 12/31/2012	10.013751	10.944060	24,556.4463
01/01/2013 to 12/31/2013	10.944060	12.251046	21,586.8612
01/01/2014 to 12/31/2014	12.251046	12.816991	20,820.2236
01/01/2015 to 12/31/2015	12.816991	12.547047	24,782.0615
01/01/2016 to 12/31/2016	12.547047	13.240317	21,792.9411
01/01/2017 to 12/31/2017	13.240317	14.749515	19,315.6379
01/01/2018 to 12/31/2018	14.749515	14.046671	21,307.0772
01/01/2019 to 12/31/2019	14.046671	16.089301	13,928.7741
01/01/2020 to 12/31/2020	16.089301	17.926087	11,859.1323
AQR Global Risk Balanced Sub-Account (Class B)
05/02/2011 to 12/31/2011	10.344469	10.605240	0.0000
01/01/2012 to 12/31/2012	10.605240	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.568536	0.0000
01/01/2012 to 12/31/2012	9.568536	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941
12

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	0.0000
01/01/2012 to 12/31/2012	20.956683	24.082343	0.0000
01/01/2013 to 12/31/2013	24.082343	25.963982	0.0000
01/01/2014 to 12/31/2014	25.963982	26.446703	0.0000
01/01/2015 to 12/31/2015	26.446703	25.023573	0.0000
01/01/2016 to 12/31/2016	25.023573	28.124895	0.0000
01/01/2017 to 12/31/2017	28.124895	29.887042	0.0000
01/01/2018 to 12/31/2018	29.887042	28.622494	0.0000
01/01/2019 to 12/31/2019	28.622494	32.416780	0.0000
01/01/2020 to 12/31/2020	32.416780	34.364323	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.998466	9.383458	0.0000
01/01/2012 to 12/31/2012	9.383458	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	3,928.4767
01/01/2012 to 12/31/2012	15.930335	18.533118	3,984.2863
01/01/2013 to 12/31/2013	18.533118	24.205448	3,984.7785
01/01/2014 to 12/31/2014	24.205448	24.278381	3,477.2308
01/01/2015 to 12/31/2015	24.278381	22.646009	3,518.8088
01/01/2016 to 12/31/2016	22.646009	29.310941	3,479.9476
01/01/2017 to 12/31/2017	29.310941	32.286181	3,421.9848
01/01/2018 to 12/31/2018	32.286181	26.985188	3,375.0760
01/01/2019 to 12/31/2019	26.985188	34.267519	3,254.0715
01/01/2020 to 12/31/2020	34.267519	33.596405	3,320.5978
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244
13

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Eaton Vance Floating Rate Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.222713	10.283298	0.0000
01/01/2012 to 12/31/2012	10.283298	10.882908	0.0000
01/01/2013 to 12/31/2013	10.882908	11.143289	0.0000
01/01/2014 to 12/31/2014	11.143289	11.069251	0.0000
01/01/2015 to 12/31/2015	11.069251	10.824215	0.0000
01/01/2016 to 12/31/2016	10.824215	11.663058	0.0000
01/01/2017 to 12/31/2017	11.663058	11.924290	0.0000
01/01/2018 to 12/31/2018	11.924290	11.794119	0.0000
01/01/2019 to 12/31/2019	11.794119	12.447510	0.0000
01/01/2020 to 12/31/2020	12.447510	12.527107	0.0000
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126
Harris Oakmark International Sub-Account (Class B)
01/01/2011 to 12/31/2011	19.950688	16.869197	2,364.0608
01/01/2012 to 12/31/2012	16.869197	21.499286	2,485.7274
01/01/2013 to 12/31/2013	21.499286	27.664415	2,383.5607
01/01/2014 to 12/31/2014	27.664415	25.700308	719.2319
01/01/2015 to 12/31/2015	25.700308	24.196994	719.2319
01/01/2016 to 12/31/2016	24.196994	25.811840	719.2319
01/01/2017 to 12/31/2017	25.811840	33.199212	719.2319
01/01/2018 to 12/31/2018	33.199212	24.887523	719.2319
01/01/2019 to 12/31/2019	24.887523	30.558809	719.2319
01/01/2020 to 12/31/2020	30.558809	31.675185	595.5146
14

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	5,163.8243
01/01/2012 to 12/31/2012	15.513737	18.085742	4,433.5573
01/01/2013 to 12/31/2013	18.085742	24.999529	3,553.3765
01/01/2014 to 12/31/2014	24.999529	26.602162	3,020.1010
01/01/2015 to 12/31/2015	26.602162	25.783820	2,776.8093
01/01/2016 to 12/31/2016	25.783820	28.332665	2,719.7327
01/01/2017 to 12/31/2017	28.332665	35.017643	2,290.0610
01/01/2018 to 12/31/2018	35.017643	31.404102	1,988.4358
01/01/2019 to 12/31/2019	31.404102	38.526407	1,990.5688
01/01/2020 to 12/31/2020	38.526407	59.554074	1,601.5931
JPMorgan Core Bond Sub-Account (Class B)
04/29/2013 to 12/31/2013	11.233089	10.685407	0.0000
01/01/2014 to 12/31/2014	10.685407	11.073389	0.0000
01/01/2015 to 12/31/2015	11.073389	10.972178	0.0000
01/01/2016 to 12/31/2016	10.972178	11.060906	0.0000
01/01/2017 to 12/31/2017	11.060906	11.268762	0.0000
01/01/2018 to 12/31/2018	11.268762	11.113639	0.0000
01/01/2019 to 12/31/2019	11.113639	11.859392	0.0000
01/01/2020 to 12/31/2020	11.859392	12.617028	0.0000
JPMorgan Core Bond Sub-Account (Class B) (formerly JPMorgan Core Bond Sub-Account (Class C) and before that American Funds® Bond Sub-Account (Class C))
01/01/2011 to 12/31/2011	10.355895	10.803464	0.0000
01/01/2012 to 12/31/2012	10.803464	11.176171	0.0000
01/01/2013 to 04/26/2013	11.176171	11.147420	0.0000
15

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
Loomis Sayles Global Allocation Sub-Account (Class B) (formerly Loomis Sayles Global Markets Sub-Account (Class B))
01/01/2011 to 12/31/2011	13.043247	12.671555	0.0000
01/01/2012 to 12/31/2012	12.671555	14.610029	0.0000
01/01/2013 to 12/31/2013	14.610029	16.874573	0.0000
01/01/2014 to 12/31/2014	16.874573	17.216912	0.0000
01/01/2015 to 12/31/2015	17.216912	17.185990	0.0000
01/01/2016 to 12/31/2016	17.185990	17.756649	0.0000
01/01/2017 to 12/31/2017	17.756649	21.532465	0.0000
01/01/2018 to 12/31/2018	21.532465	20.087547	0.0000
01/01/2019 to 12/31/2019	20.087547	25.260555	0.0000
01/01/2020 to 12/31/2020	25.260555	28.592013	0.0000
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	29,911.3510
01/01/2012 to 12/31/2012	7.692749	8.989117	25,504.7496
01/01/2013 to 12/31/2013	8.989117	12.906402	20,723.3873
01/01/2014 to 12/31/2014	12.906402	15.131470	15,595.8618
01/01/2015 to 12/31/2015	15.131470	14.318818	14,374.3913
01/01/2016 to 12/31/2016	14.318818	14.498235	14,616.8221
01/01/2017 to 12/31/2017	14.498235	16.929097	12,187.5326
01/01/2018 to 12/31/2018	16.929097	15.514243	11,095.7770
01/01/2019 to 12/31/2019	15.514243	18.904298	10,936.3774
01/01/2020 to 12/31/2020	18.904298	24.648687	7,586.2046
Loomis Sayles Growth Sub-Account (Class B) (formerly ClearBridge Aggressive Growth Sub-Account II (Class B))
01/01/2011 to 12/31/2011	155.491489	141.764919	0.0000
01/01/2012 to 12/31/2012	141.764919	171.257403	0.0000
01/01/2013 to 12/31/2013	171.257403	217.489397	0.0000
01/01/2014 to 04/25/2014	217.489397	226.473177	0.0000
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
16

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	2,701.2104
01/01/2012 to 12/31/2012	12.816060	14.755778	2,628.5959
01/01/2013 to 12/31/2013	14.755778	17.355494	2,618.3111
01/01/2014 to 12/31/2014	17.355494	15.924843	2,225.9233
01/01/2015 to 12/31/2015	15.924843	15.424892	2,208.1398
01/01/2016 to 12/31/2016	15.424892	15.077303	2,166.8648
01/01/2017 to 12/31/2017	15.077303	19.054417	1,954.1856
01/01/2018 to 12/31/2018	19.054417	16.158435	1,269.2252
01/01/2019 to 12/31/2019	16.158435	20.445354	1,229.3423
01/01/2020 to 12/31/2020	20.445354	22.784608	1,087.3930
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	495.3163
01/01/2012 to 12/31/2012	15.098543	16.247044	495.3163
01/01/2013 to 12/31/2013	16.247044	14.535178	495.3163
01/01/2014 to 12/31/2014	14.535178	14.747780	495.3163
01/01/2015 to 12/31/2015	14.747780	14.090470	495.3163
01/01/2016 to 12/31/2016	14.090470	14.587073	495.3163
01/01/2017 to 12/31/2017	14.587073	14.883649	495.3163
01/01/2018 to 12/31/2018	14.883649	14.322051	495.3163
01/01/2019 to 12/31/2019	14.322051	15.290973	495.3163
01/01/2020 to 12/31/2020	15.290973	16.818150	410.1154
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	25,644.9554
01/01/2012 to 12/31/2012	16.665641	17.956240	23,023.9231
01/01/2013 to 12/31/2013	17.956240	17.367454	18,801.9472
01/01/2014 to 12/31/2014	17.367454	17.843899	16,311.9003
01/01/2015 to 12/31/2015	17.843899	17.596714	15,647.4135
01/01/2016 to 12/31/2016	17.596714	17.804916	14,146.0041
01/01/2017 to 12/31/2017	17.804916	18.348274	12,831.7321
01/01/2018 to 12/31/2018	18.348274	18.050218	11,639.4773
01/01/2019 to 12/31/2019	18.050218	19.305413	10,502.8770
01/01/2020 to 12/31/2020	19.305413	20.656957	7,489.7776
17

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293
SSGA Emerging Markets Enhanced Index Sub-Account (Class B)
04/29/2019 to 12/31/2019	9.995398	10.386712	0.0000
01/01/2020 to 12/31/2020	10.386712	10.691176	0.0000
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	3,920.4239
01/01/2012 to 12/31/2012	46.405570	53.983597	3,423.1095
01/01/2013 to 12/31/2013	53.983597	71.213135	3,297.8966
01/01/2014 to 12/31/2014	71.213135	79.549130	3,189.8686
01/01/2015 to 12/31/2015	79.549130	75.630276	2,915.1266
01/01/2016 to 12/31/2016	75.630276	86.469568	2,492.6398
01/01/2017 to 12/31/2017	86.469568	99.722788	2,392.6500
01/01/2018 to 12/31/2018	99.722788	89.323189	2,221.0919
01/01/2019 to 12/31/2019	89.323189	111.437556	1,776.9249
01/01/2020 to 12/31/2020	111.437556	113.037313	1,815.8063
18

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	18,964.2290
01/01/2012 to 12/31/2012	10.164966	11.394364	17,739.6161
01/01/2013 to 12/31/2013	11.394364	15.345991	16,056.4500
01/01/2014 to 12/31/2014	15.345991	17.065785	16,563.2766
01/01/2015 to 12/31/2015	17.065785	17.951590	15,663.6443
01/01/2016 to 12/31/2016	17.951590	18.802330	15,189.9604
01/01/2017 to 12/31/2017	18.802330	23.129500	14,108.2437
01/01/2018 to 12/31/2018	23.129500	22.306399	12,465.8434
01/01/2019 to 12/31/2019	22.306399	28.830126	11,352.8912
01/01/2020 to 12/31/2020	28.830126	35.227442	10,802.7984
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,443.1598
01/01/2012 to 12/31/2012	24.556513	27.772107	6,980.4930
01/01/2013 to 12/31/2013	27.772107	35.685485	6,007.0673
01/01/2014 to 12/31/2014	35.685485	38.582772	5,668.3779
01/01/2015 to 12/31/2015	38.582772	34.629296	5,053.9057
01/01/2016 to 12/31/2016	34.629296	39.442229	4,462.5900
01/01/2017 to 12/31/2017	39.442229	42.580706	4,191.7223
01/01/2018 to 12/31/2018	42.580706	37.725153	3,678.7135
01/01/2019 to 12/31/2019	37.725153	47.983330	2,801.6542
01/01/2020 to 12/31/2020	47.983330	50.928898	2,780.6690
Wells Capital Management Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.522834	14.344111	254.8819
01/01/2012 to 12/31/2012	14.344111	16.706235	254.8819
01/01/2013 to 12/31/2013	16.706235	21.852881	254.8819
01/01/2014 to 12/31/2014	21.852881	24.399781	254.8819
01/01/2015 to 12/31/2015	24.399781	21.866545	254.8819
01/01/2016 to 12/31/2016	21.866545	24.405211	254.8819
01/01/2017 to 12/31/2017	24.405211	26.663649	254.8819
01/01/2018 to 12/31/2018	26.663649	22.796568	254.8819
01/01/2019 to 12/31/2019	22.796568	30.467121	254.8819
01/01/2020 to 12/31/2020	30.467121	30.858002	211.0386
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
05/02/2011 to 12/31/2011	9.998466	10.755453	0.0000
01/01/2012 to 12/31/2012	10.755453	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
04/29/2013 to 12/31/2013	14.146260	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772
19

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Baillie Gifford International Stock Sub-Account (Class B) (formerly American Funds® International Sub-Account (Class C))
01/01/2011 to 12/31/2011	8.972039	7.583656	0.0000
01/01/2012 to 12/31/2012	7.583656	8.781971	0.0000
01/01/2013 to 04/26/2013	8.781971	9.108137	0.0000
BlackRock Bond Income Portfolio
04/30/2018 to 12/31/2018	60.459929	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Portfolio
04/30/2018 to 12/31/2018	65.665419	61.688607	0.0000
01/01/2019 to 12/31/2019	61.688607	80.610640	0.0000
01/01/2020 to 12/31/2020	80.610640	111.530131	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	14,296.1254
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147
20

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	0.0000
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	0.0000
01/01/2012 to 12/31/2012	9.373272	10.732527	0.0000
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse/Artisan Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.871731	14.567112	3,680.0801
01/01/2012 to 12/31/2012	14.567112	16.027083	3,074.7498
01/01/2013 to 12/31/2013	16.027083	21.574346	3,067.5252
01/01/2014 to 12/31/2014	21.574346	21.630529	2,072.8284
01/01/2015 to 12/31/2015	21.630529	19.268288	2,072.8284
01/01/2016 to 12/31/2016	19.268288	23.304410	2,072.8284
01/01/2017 to 12/31/2017	23.304410	25.863020	2,072.8284
01/01/2018 to 12/31/2018	25.863020	22.079759	2,072.8284
01/01/2019 to 12/31/2019	22.079759	26.876105	1,961.3981
01/01/2020 to 12/31/2020	26.876105	28.086410	1,886.0816
21

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	0.0000
01/01/2012 to 12/31/2012	14.240851	16.555969	0.0000
01/01/2013 to 12/31/2013	16.555969	20.832100	0.0000
01/01/2014 to 12/31/2014	20.832100	19.167239	0.0000
01/01/2015 to 12/31/2015	19.167239	19.988522	0.0000
01/01/2016 to 12/31/2016	19.988522	20.859055	0.0000
01/01/2017 to 12/31/2017	20.859055	26.832794	0.0000
01/01/2018 to 12/31/2018	26.832794	21.017290	0.0000
01/01/2019 to 12/31/2019	21.017290	25.499041	0.0000
01/01/2020 to 12/31/2020	25.499041	27.353944	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	914.9243
01/01/2017 to 12/31/2017	23.374446	27.386004	909.4158
01/01/2018 to 12/31/2018	27.386004	26.907858	788.0928
01/01/2019 to 12/31/2019	26.907858	34.664887	0.0000
01/01/2020 to 12/31/2020	34.664887	37.932037	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	2,054.1421
01/01/2012 to 12/31/2012	17.614620	19.170865	1,554.3428
01/01/2013 to 12/31/2013	19.170865	25.088677	1,544.3195
01/01/2014 to 12/31/2014	25.088677	27.444340	1,535.2016
01/01/2015 to 12/31/2015	27.444340	26.994968	1,249.4168
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	26,023.6926
01/01/2012 to 12/31/2012	12.154912	13.507356	22,699.9065
01/01/2013 to 12/31/2013	13.507356	17.785459	19,568.7217
01/01/2014 to 12/31/2014	17.785459	19.370331	15,389.7505
01/01/2015 to 12/31/2015	19.370331	19.533971	14,151.6247
01/01/2016 to 12/31/2016	19.533971	20.640095	12,575.0560
01/01/2017 to 12/31/2017	20.640095	24.204868	11,640.6050
01/01/2018 to 12/31/2018	24.204868	23.807027	9,891.3755
01/01/2019 to 12/31/2019	23.807027	30.699979	7,968.4631
01/01/2020 to 12/31/2020	30.699979	33.626245	7,124.7303
Frontier Mid Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	15.021444	17.907061	714.2934
01/01/2014 to 12/31/2014	17.907061	19.578596	260.9192
01/01/2015 to 12/31/2015	19.578596	19.809184	260.9192
01/01/2016 to 12/31/2016	19.809184	20.541278	260.9192
01/01/2017 to 12/31/2017	20.541278	25.307517	260.9192
01/01/2018 to 12/31/2018	25.307517	23.481180	260.9192
01/01/2019 to 12/31/2019	23.481180	30.758421	260.9192
01/01/2020 to 12/31/2020	30.758421	39.848801	216.0379
Frontier Mid Cap Growth Sub-Account (Class B) (formerly Turner Mid Cap Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	14.499290	13.230706	636.9405
01/01/2012 to 12/31/2012	13.230706	13.831133	655.6685
01/01/2013 to 04/26/2013	13.831133	14.924427	0.0000
22

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	2,694.4130
01/01/2012 to 12/31/2012	12.170454	13.867318	2,895.4428
01/01/2013 to 12/31/2013	13.867318	18.697531	3,019.0815
01/01/2014 to 12/31/2014	18.697531	20.049645	1,745.7638
01/01/2015 to 12/31/2015	20.049645	21.854672	1,676.2113
01/01/2016 to 12/31/2016	21.854672	21.522863	1,677.4419
01/01/2017 to 12/31/2017	21.522863	29.075172	1,535.9863
01/01/2018 to 12/31/2018	29.075172	28.701361	1,420.0194
01/01/2019 to 12/31/2019	28.701361	37.499254	1,387.6689
01/01/2020 to 12/31/2020	37.499254	57.823083	1,057.5576
Jennison Growth Sub-Account (Class B) (formerly Jennison Large Cap Equity Sub-Account (Class B) and before that Rainier Large Cap Equity Sub-Account (Class B))
01/01/2011 to 12/31/2011	7.922419	7.512522	0.0000
01/01/2012 to 12/31/2012	7.512522	8.346300	0.0000
01/01/2013 to 04/26/2013	8.346300	8.969483	0.0000
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	559.6554
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
MetLife Aggregate Bond Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	15.547001	16.427651	0.0000
01/01/2012 to 12/31/2012	16.427651	16.778460	0.0000
01/01/2013 to 12/31/2013	16.778460	16.119922	0.0000
01/01/2014 to 12/31/2014	16.119922	16.763690	0.0000
01/01/2015 to 12/31/2015	16.763690	16.521318	0.0000
01/01/2016 to 12/31/2016	16.521318	16.631549	0.0000
01/01/2017 to 12/31/2017	16.631549	16.882739	0.0000
01/01/2018 to 12/31/2018	16.882739	16.564993	0.0000
01/01/2019 to 12/31/2019	16.564993	17.697485	0.0000
01/01/2020 to 12/31/2020	17.697485	18.652953	0.0000
MetLife Mid Cap Stock Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.150152	16.533463	0.0000
01/01/2012 to 12/31/2012	16.533463	19.117308	0.0000
01/01/2013 to 12/31/2013	19.117308	25.026044	0.0000
01/01/2014 to 12/31/2014	25.026044	26.951547	0.0000
01/01/2015 to 12/31/2015	26.951547	25.865258	0.0000
01/01/2016 to 12/31/2016	25.865258	30.627897	0.0000
01/01/2017 to 12/31/2017	30.627897	34.915872	0.0000
01/01/2018 to 12/31/2018	34.915872	30.446303	0.0000
01/01/2019 to 12/31/2019	30.446303	37.690780	0.0000
01/01/2020 to 12/31/2020	37.690780	42.022188	0.0000
MetLife MSCI EAFE® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	12.637230	10.885092	0.0000
01/01/2012 to 12/31/2012	10.885092	12.658483	0.0000
01/01/2013 to 12/31/2013	12.658483	15.158408	0.0000
01/01/2014 to 12/31/2014	15.158408	14.001393	0.0000
01/01/2015 to 12/31/2015	14.001393	13.625755	0.0000
01/01/2016 to 12/31/2016	13.625755	13.566478	0.0000
01/01/2017 to 12/31/2017	13.566478	16.662009	0.0000
01/01/2018 to 12/31/2018	16.662009	14.108741	0.0000
01/01/2019 to 12/31/2019	14.108741	16.914579	0.0000
01/01/2020 to 12/31/2020	16.914579	17.932567	0.0000
23

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Russell 2000® Index Sub-Account (Class G)
01/01/2011 to 12/31/2011	17.570302	16.576659	0.0000
01/01/2012 to 12/31/2012	16.576659	18.951311	0.0000
01/01/2013 to 12/31/2013	18.951311	25.811950	0.0000
01/01/2014 to 12/31/2014	25.811950	26.657041	0.0000
01/01/2015 to 12/31/2015	26.657041	25.093970	0.0000
01/01/2016 to 12/31/2016	25.093970	29.923138	0.0000
01/01/2017 to 12/31/2017	29.923138	33.727611	0.0000
01/01/2018 to 12/31/2018	33.727611	29.529373	0.0000
01/01/2019 to 12/31/2019	29.529373	36.457513	0.0000
01/01/2020 to 12/31/2020	36.457513	42.872716	0.0000
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	840.0190
01/01/2012 to 12/31/2012	11.972839	13.629727	87.5490
01/01/2013 to 12/31/2013	13.629727	17.704209	86.8003
01/01/2014 to 12/31/2014	17.704209	19.748818	0.0000
01/01/2015 to 12/31/2015	19.748818	19.656055	0.0000
01/01/2016 to 12/31/2016	19.656055	21.593367	0.0000
01/01/2017 to 12/31/2017	21.593367	25.820286	0.0000
01/01/2018 to 12/31/2018	25.820286	24.234244	0.0000
01/01/2019 to 12/31/2019	24.234244	31.264152	0.0000
01/01/2020 to 12/31/2020	31.264152	36.331114	0.0000
MFS ® Value Sub-Account (Class B)
04/29/2013 to 12/31/2013	18.897313	22.080341	0.0000
01/01/2014 to 12/31/2014	22.080341	24.073061	0.0000
01/01/2015 to 12/31/2015	24.073061	23.651857	0.0000
01/01/2016 to 12/31/2016	23.651857	26.610544	0.0000
01/01/2017 to 12/31/2017	26.610544	30.855466	0.0000
01/01/2018 to 12/31/2018	30.855466	27.308267	0.0000
01/01/2019 to 12/31/2019	27.308267	34.965641	0.0000
01/01/2020 to 12/31/2020	34.965641	35.739149	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	0.0000
01/01/2012 to 12/31/2012	8.727061	9.802627	0.0000
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
24

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
04/29/2013 to 12/31/2013	17.424984	22.002126	8,293.7517
01/01/2014 to 12/31/2014	22.002126	23.611139	9,336.0340
01/01/2015 to 12/31/2015	23.611139	25.730527	8,313.0442
01/01/2016 to 12/31/2016	25.730527	25.761459	7,269.8880
01/01/2017 to 12/31/2017	25.761459	33.908801	6,721.7344
01/01/2018 to 12/31/2018	33.908801	33.048893	4,960.6593
01/01/2019 to 12/31/2019	33.048893	42.558559	3,580.6816
01/01/2020 to 12/31/2020	42.558559	57.342311	3,081.9723
T. Rowe Price Large Cap Growth Sub-Account (Class B) (formerly RCM Technology Sub-Account (Class B))
01/01/2011 to 12/31/2011	6.921055	6.149678	1,492.5638
01/01/2012 to 12/31/2012	6.149678	6.798564	1,506.3298
01/01/2013 to 04/26/2013	6.798564	7.109403	0.0000
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	3,940.6391
01/01/2017 to 12/31/2017	31.107723	33.109820	3,352.7895
01/01/2018 to 12/31/2018	33.109820	31.333241	3,172.9661
01/01/2019 to 12/31/2019	31.333241	35.295691	2,798.1198
01/01/2020 to 12/31/2020	35.295691	37.105310	2,263.0473
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	4,699.2399
01/01/2012 to 12/31/2012	24.147479	26.892804	4,652.8158
01/01/2013 to 12/31/2013	26.892804	28.634885	4,595.0574
01/01/2014 to 12/31/2014	28.634885	29.600344	4,514.3514
01/01/2015 to 12/31/2015	29.600344	28.554137	4,145.3807
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E)
05/02/2016 to 12/31/2016	30.603854	31.770682	0.0000
01/01/2017 to 12/31/2017	31.770682	33.831993	0.0000
01/01/2018 to 12/31/2018	33.831993	32.052842	0.0000
01/01/2019 to 12/31/2019	32.052842	36.126198	0.0000
01/01/2020 to 12/31/2020	36.126198	38.035458	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class E) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class E))
01/01/2011 to 12/31/2011	24.988740	25.494157	0.0000
01/01/2012 to 12/31/2012	25.494157	28.017476	0.0000
01/01/2013 to 12/31/2013	28.017476	28.017763	0.0000
01/01/2014 to 12/31/2014	28.017763	28.855668	0.0000
01/01/2015 to 12/31/2015	28.855668	28.039819	0.0000
01/01/2016 to 04/29/2016	28.039819	28.735129	0.0000
25

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management U.S. Government Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.377242	18.038617	0.0000
01/01/2012 to 12/31/2012	18.038617	18.328610	0.0000
01/01/2013 to 12/31/2013	18.328610	17.910177	0.0000
01/01/2014 to 12/31/2014	17.910177	18.111555	0.0000
01/01/2015 to 12/31/2015	18.111555	17.914594	0.0000
01/01/2016 to 12/31/2016	17.914594	17.845951	767.3666
01/01/2017 to 12/31/2017	17.845951	17.893463	766.2279
01/01/2018 to 12/31/2018	17.893463	17.766423	567.8409
01/01/2019 to 12/31/2019	17.766423	18.532053	567.0242
01/01/2020 to 12/31/2020	18.532053	19.171295	566.2490
26

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class AA
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Sub-Account (Series I)
01/01/2011 to 12/31/2011	11.268763	10.363242	16,545.5114
01/01/2012 to 12/31/2012	10.363242	11.805618	17,447.7234
01/01/2013 to 12/31/2013	11.805618	13.854978	18,218.7522
01/01/2014 to 12/31/2014	13.854978	13.707621	0.0000
01/01/2015 to 12/31/2015	13.707621	13.200277	5,654.8490
01/01/2016 to 12/31/2016	13.200277	12.957966	5,853.9688
01/01/2017 to 12/31/2017	12.957966	15.717677	6,033.1018
01/01/2018 to 12/31/2018	15.717677	13.176913	6,205.8592
01/01/2019 to 12/31/2019	13.176913	16.706389	6,393.5042
01/01/2020 to 12/31/2020	16.706389	18.778990	6,536.7516
Invesco V.I. International Growth Sub-Account (Series II)
01/01/2011 to 12/31/2011	17.545849	16.092555	0.0000
01/01/2012 to 12/31/2012	16.092555	18.288288	0.0000
01/01/2013 to 12/31/2013	18.288288	21.409633	0.0000
01/01/2014 to 12/31/2014	21.409633	21.130937	0.0000
01/01/2015 to 12/31/2015	21.130937	20.292070	0.0000
01/01/2016 to 12/31/2016	20.292070	19.870554	0.0000
01/01/2017 to 12/31/2017	19.870554	24.048366	0.0000
01/01/2018 to 12/31/2018	24.048366	20.106614	0.0000
01/01/2019 to 12/31/2019	20.106614	25.426008	0.0000
01/01/2020 to 12/31/2020	25.426008	28.516331	0.0000
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983
27

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
American Funds® Balanced Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.889880	9.545193	13,414.8780
01/01/2012 to 12/31/2012	9.545193	10.685140	13,329.8765
01/01/2013 to 12/31/2013	10.685140	12.489271	13,244.2863
01/01/2014 to 12/31/2014	12.489271	13.060633	15,067.0836
01/01/2015 to 12/31/2015	13.060633	12.788193	14,573.5244
01/01/2016 to 12/31/2016	12.788193	13.595256	14,502.4169
01/01/2017 to 12/31/2017	13.595256	15.666705	14,345.7184
01/01/2018 to 12/31/2018	15.666705	14.781656	19,479.2511
01/01/2019 to 12/31/2019	14.781656	17.422357	13,250.8821
01/01/2020 to 12/31/2020	17.422357	19.854333	13,130.5147
American Funds® Growth Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	9.407014	8.837455	0.0000
01/01/2012 to 12/31/2012	8.837455	10.122028	0.0000
01/01/2013 to 12/31/2013	10.122028	12.487463	0.0000
01/01/2014 to 12/31/2014	12.487463	13.100436	0.0000
01/01/2015 to 12/31/2015	13.100436	12.820674	0.0000
01/01/2016 to 12/31/2016	12.820674	13.775033	0.0000
01/01/2017 to 12/31/2017	13.775033	16.483735	0.0000
01/01/2018 to 12/31/2018	16.483735	15.315622	0.0000
01/01/2019 to 12/31/2019	15.315622	18.672416	0.0000
01/01/2020 to 12/31/2020	18.672416	21.528552	0.0000
American Funds® Moderate Allocation Sub-Account (Class C)
01/01/2011 to 12/31/2011	10.135248	10.013751	27,797.1269
01/01/2012 to 12/31/2012	10.013751	10.944060	24,556.4463
01/01/2013 to 12/31/2013	10.944060	12.251046	21,586.8612
01/01/2014 to 12/31/2014	12.251046	12.816991	20,820.2236
01/01/2015 to 12/31/2015	12.816991	12.547047	24,782.0615
01/01/2016 to 12/31/2016	12.547047	13.240317	21,792.9411
01/01/2017 to 12/31/2017	13.240317	14.749515	19,315.6379
01/01/2018 to 12/31/2018	14.749515	14.046671	21,307.0772
01/01/2019 to 12/31/2019	14.046671	16.089301	13,928.7741
01/01/2020 to 12/31/2020	16.089301	17.926087	11,859.1323
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000
28

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113
29

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Small Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	19.899465	17.916631	502.9671
01/01/2012 to 12/31/2012	17.916631	20.894995	660.3014
01/01/2013 to 12/31/2013	20.894995	27.365591	784.6404
01/01/2014 to 12/31/2014	27.365591	27.515295	888.0993
01/01/2015 to 12/31/2015	27.515295	25.720381	1,414.8419
01/01/2016 to 12/31/2016	25.720381	33.366558	1,414.8419
01/01/2017 to 12/31/2017	33.366558	36.845935	1,414.8419
01/01/2018 to 12/31/2018	36.845935	30.891067	1,414.8419
01/01/2019 to 12/31/2019	30.891067	39.315044	1,414.8419
01/01/2020 to 12/31/2020	39.315044	38.642962	1,414.8419
Brighthouse Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.749214	15.930335	4,334.1561
01/01/2012 to 12/31/2012	15.930335	18.533118	4,314.1549
01/01/2013 to 12/31/2013	18.533118	24.205448	4,296.3915
01/01/2014 to 12/31/2014	24.205448	24.278381	3,808.5625
01/01/2015 to 12/31/2015	24.278381	22.646009	3,859.9462
01/01/2016 to 12/31/2016	22.646009	29.310941	3,700.4375
01/01/2017 to 12/31/2017	29.310941	32.286181	3,651.1749
01/01/2018 to 12/31/2018	32.286181	26.985188	3,627.1783
01/01/2019 to 12/31/2019	26.985188	34.267519	3,505.7651
01/01/2020 to 12/31/2020	34.267519	33.596405	3,622.7958
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126
30

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	15.903943	15.513737	5,615.2478
01/01/2012 to 12/31/2012	15.513737	18.085742	4,798.7931
01/01/2013 to 12/31/2013	18.085742	24.999529	3,887.2400
01/01/2014 to 12/31/2014	24.999529	26.602162	3,349.0325
01/01/2015 to 12/31/2015	26.602162	25.783820	3,107.1351
01/01/2016 to 12/31/2016	25.783820	28.332665	2,970.6730
01/01/2017 to 12/31/2017	28.332665	35.017643	2,532.0404
01/01/2018 to 12/31/2018	35.017643	31.404102	2,231.0176
01/01/2019 to 12/31/2019	31.404102	38.526407	2,238.8435
01/01/2020 to 12/31/2020	38.526407	59.554074	1,808.5241
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
31

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Loomis Sayles Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	7.555612	7.692749	32,489.0901
01/01/2012 to 12/31/2012	7.692749	8.989117	27,823.1766
01/01/2013 to 12/31/2013	8.989117	12.906402	22,912.2993
01/01/2014 to 12/31/2014	12.906402	15.131470	16,538.0274
01/01/2015 to 12/31/2015	15.131470	14.318818	15,358.2495
01/01/2016 to 12/31/2016	14.318818	14.498235	15,396.6631
01/01/2017 to 12/31/2017	14.498235	16.929097	12,976.4967
01/01/2018 to 12/31/2018	16.929097	15.514243	11,877.5163
01/01/2019 to 12/31/2019	15.514243	18.904298	11,733.6940
01/01/2020 to 12/31/2020	18.904298	24.648687	8,318.9335
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B)
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348
MFS ® Research International Sub-Account (Class A)
01/01/2011 to 12/31/2011	14.834696	13.101868	7,381.0947
01/01/2012 to 12/31/2012	13.101868	15.111446	6,369.8002
01/01/2013 to 12/31/2013	15.111446	17.818925	6,318.2621
01/01/2014 to 12/31/2014	17.818925	16.387643	6,164.3422
01/01/2015 to 12/31/2015	16.387643	15.917966	6,603.1541
01/01/2016 to 12/31/2016	15.917966	15.591136	5,664.8325
01/01/2017 to 12/31/2017	15.591136	19.758362	5,693.3934
01/01/2018 to 12/31/2018	19.758362	16.792206	3,966.5590
01/01/2019 to 12/31/2019	16.792206	21.309475	4,204.1067
01/01/2020 to 12/31/2020	21.309475	23.801802	4,423.8235
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	4,337.9910
01/01/2012 to 12/31/2012	12.816060	14.755778	4,067.4602
01/01/2013 to 12/31/2013	14.755778	17.355494	4,129.4188
01/01/2014 to 12/31/2014	17.355494	15.924843	3,895.5948
01/01/2015 to 12/31/2015	15.924843	15.424892	3,925.4623
01/01/2016 to 12/31/2016	15.424892	15.077303	2,957.0671
01/01/2017 to 12/31/2017	15.077303	19.054417	2,692.4561
01/01/2018 to 12/31/2018	19.054417	16.158435	2,076.2830
01/01/2019 to 12/31/2019	16.158435	20.445354	2,006.4421
01/01/2020 to 12/31/2020	20.445354	22.784608	1,909.9266
32

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.881861	12.741688	0.0000
01/01/2012 to 12/31/2012	12.741688	13.729784	0.0000
01/01/2013 to 12/31/2013	13.729784	18.822369	0.0000
01/01/2014 to 12/31/2014	18.822369	18.748923	0.0000
01/01/2015 to 12/31/2015	18.748923	17.559642	0.0000
01/01/2016 to 12/31/2016	17.559642	15.850571	0.0000
01/01/2017 to 12/31/2017	15.850571	21.869483	0.0000
01/01/2018 to 12/31/2018	21.869483	23.752734	0.0000
01/01/2019 to 12/31/2019	23.752734	32.821826	0.0000
01/01/2020 to 12/31/2020	32.821826	81.921514	0.0000
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	16.380770	16.665641	31,322.2811
01/01/2012 to 12/31/2012	16.665641	17.956240	28,206.0721
01/01/2013 to 12/31/2013	17.956240	17.367454	24,357.9152
01/01/2014 to 12/31/2014	17.367454	17.843899	18,368.2273
01/01/2015 to 12/31/2015	17.843899	17.596714	17,750.4154
01/01/2016 to 12/31/2016	17.596714	17.804916	16,025.9101
01/01/2017 to 12/31/2017	17.804916	18.348274	14,937.3041
01/01/2018 to 12/31/2018	18.348274	18.050218	13,789.5915
01/01/2019 to 12/31/2019	18.050218	19.305413	12,725.8024
01/01/2020 to 12/31/2020	19.305413	20.656957	9,973.6211
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293
33

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
SSGA Growth and Income ETF Sub-Account (Class B) (formerly Cyclical Growth and Income ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B) (formerly Cyclical Growth ETF Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	8,041.4003
01/01/2012 to 12/31/2012	47.525399	55.423980	7,941.9531
01/01/2013 to 12/31/2013	55.423980	73.285175	6,721.9780
01/01/2014 to 12/31/2014	73.285175	82.069803	6,262.9125
01/01/2015 to 12/31/2015	82.069803	78.248028	6,879.0430
01/01/2016 to 12/31/2016	78.248028	89.663082	5,836.1369
01/01/2017 to 12/31/2017	89.663082	103.689213	5,134.4258
01/01/2018 to 12/31/2018	103.689213	93.086500	3,561.3823
01/01/2019 to 12/31/2019	93.086500	116.406297	3,704.2726
01/01/2020 to 12/31/2020	116.406297	118.396809	4,261.9465
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	6,171.9393
01/01/2012 to 12/31/2012	46.405570	53.983597	5,571.8153
01/01/2013 to 12/31/2013	53.983597	71.213135	5,424.7831
01/01/2014 to 12/31/2014	71.213135	79.549130	5,067.7317
01/01/2015 to 12/31/2015	79.549130	75.630276	3,513.9179
01/01/2016 to 12/31/2016	75.630276	86.469568	2,882.2290
01/01/2017 to 12/31/2017	86.469568	99.722788	2,797.2097
01/01/2018 to 12/31/2018	99.722788	89.323189	2,631.3960
01/01/2019 to 12/31/2019	89.323189	111.437556	2,076.3205
01/01/2020 to 12/31/2020	111.437556	113.037313	2,150.4348
34

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class A)
01/01/2011 to 12/31/2011	10.758434	10.460864	66.4104
01/01/2012 to 12/31/2012	10.460864	11.751467	0.0000
01/01/2013 to 12/31/2013	11.751467	15.871222	0.0000
01/01/2014 to 12/31/2014	15.871222	17.691616	0.0000
01/01/2015 to 12/31/2015	17.691616	18.645129	0.0000
01/01/2016 to 12/31/2016	18.645129	19.584293	0.0000
01/01/2017 to 12/31/2017	19.584293	24.167110	0.0000
01/01/2018 to 12/31/2018	24.167110	23.350204	0.0000
01/01/2019 to 12/31/2019	23.350204	30.259327	0.0000
01/01/2020 to 12/31/2020	30.259327	37.089154	0.0000
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	19,931.9364
01/01/2012 to 12/31/2012	10.164966	11.394364	18,563.1479
01/01/2013 to 12/31/2013	11.394364	15.345991	16,822.6146
01/01/2014 to 12/31/2014	15.345991	17.065785	17,291.1321
01/01/2015 to 12/31/2015	17.065785	17.951590	16,347.7039
01/01/2016 to 12/31/2016	17.951590	18.802330	15,689.9639
01/01/2017 to 12/31/2017	18.802330	23.129500	14,589.2073
01/01/2018 to 12/31/2018	23.129500	22.306399	12,925.5723
01/01/2019 to 12/31/2019	22.306399	28.830126	11,796.1847
01/01/2020 to 12/31/2020	28.830126	35.227442	11,235.2266
Victory Sycamore Mid Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	26.409726	25.141956	6,680.8847
01/01/2012 to 12/31/2012	25.141956	28.508025	5,563.2038
01/01/2013 to 12/31/2013	28.508025	36.721384	5,413.2676
01/01/2014 to 12/31/2014	36.721384	39.816677	4,443.7329
01/01/2015 to 12/31/2015	39.816677	35.825080	4,349.3594
01/01/2016 to 12/31/2016	35.825080	40.901135	3,868.7404
01/01/2017 to 12/31/2017	40.901135	44.276409	3,610.9152
01/01/2018 to 12/31/2018	44.276409	39.311598	2,756.5669
01/01/2019 to 12/31/2019	39.311598	50.296923	2,901.5549
01/01/2020 to 12/31/2020	50.296923	53.338058	3,145.2820
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,996.3601
01/01/2012 to 12/31/2012	24.556513	27.772107	7,533.5626
01/01/2013 to 12/31/2013	27.772107	35.685485	6,560.0287
01/01/2014 to 12/31/2014	35.685485	38.582772	6,137.0262
01/01/2015 to 12/31/2015	38.582772	34.629296	5,072.4909
01/01/2016 to 12/31/2016	34.629296	39.442229	4,481.0779
01/01/2017 to 12/31/2017	39.442229	42.580706	4,210.1291
01/01/2018 to 12/31/2018	42.580706	37.725153	3,697.0460
01/01/2019 to 12/31/2019	37.725153	47.983330	2,819.9121
01/01/2020 to 12/31/2020	47.983330	50.928898	2,798.8549
35

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	7,900.0460
01/01/2012 to 12/31/2012	11.616925	13.673094	7,612.0925
01/01/2013 to 12/31/2013	13.673094	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	0.0000
01/01/2012 to 12/31/2012	55.426490	58.631517	0.0000
01/01/2013 to 12/31/2013	58.631517	57.233781	13.4201
01/01/2014 to 12/31/2014	57.233781	60.281435	13.2309
01/01/2015 to 12/31/2015	60.281435	59.645923	13.0412
01/01/2016 to 12/31/2016	59.645923	60.502059	12.8425
01/01/2017 to 12/31/2017	60.502059	61.959398	12.6454
01/01/2018 to 12/31/2018	61.959398	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	33,330.2706
01/01/2012 to 12/31/2012	12.049544	13.588812	36,637.8013
01/01/2013 to 12/31/2013	13.588812	17.985305	41,074.5325
01/01/2014 to 12/31/2014	17.985305	19.313315	44,651.2717
01/01/2015 to 12/31/2015	19.313315	20.240637	27,305.0683
01/01/2016 to 12/31/2016	20.240637	19.976258	28,543.6792
01/01/2017 to 12/31/2017	19.976258	26.383338	29,541.2881
01/01/2018 to 12/31/2018	26.383338	26.645241	29,510.2433
01/01/2019 to 12/31/2019	26.645241	34.906660	30,266.7000
01/01/2020 to 12/31/2020	34.906660	48.417277	30,819.5402
BlackRock Ultra-Short Term Bond Sub-Account (Class A)
02/27/2020 to 12/31/2020	9.904335	9.804169	37,452.1384
36

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
BlackRock Ultra-Short Term Bond Sub-Account (Class A) (formerly DWS Government & Agency Securities VIP Sub-Account (Class A))
01/01/2011 to 12/31/2011	16.934567	17.946385	0.0000
01/01/2012 to 12/31/2012	17.946385	18.213166	0.0000
01/01/2013 to 12/31/2013	18.213166	17.413322	0.0000
01/01/2014 to 12/31/2014	17.413322	18.080251	0.0000
01/01/2015 to 12/31/2015	18.080251	17.824485	0.0000
01/01/2016 to 12/31/2016	17.824485	17.779029	0.0000
01/01/2017 to 12/31/2017	17.779029	17.825645	0.0000
01/01/2018 to 12/31/2018	17.825645	17.672446	0.0000
01/01/2019 to 12/31/2019	17.672446	18.546736	0.0000
01/01/2020 to 02/26/2020	18.546736
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	23,371.6975
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse/Wellington Core Equity Opportunities (Class B)
05/02/2016 to 12/31/2016	22.964653	23.374446	914.9243
01/01/2017 to 12/31/2017	23.374446	27.386004	909.4158
01/01/2018 to 12/31/2018	27.386004	26.907858	788.0928
01/01/2019 to 12/31/2019	26.907858	34.664887	0.0000
01/01/2020 to 12/31/2020	34.664887	37.932037	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class B) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class B))
01/01/2011 to 12/31/2011	18.777287	17.614620	2,054.1421
01/01/2012 to 12/31/2012	17.614620	19.170865	1,554.3428
01/01/2013 to 12/31/2013	19.170865	25.088677	1,544.3195
01/01/2014 to 12/31/2014	25.088677	27.444340	1,535.2016
01/01/2015 to 12/31/2015	27.444340	26.994968	1,249.4168
01/01/2016 to 04/29/2016	26.994968	27.163552	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	29,223.3901
01/01/2012 to 12/31/2012	12.154912	13.507356	25,613.1978
01/01/2013 to 12/31/2013	13.507356	17.785459	22,322.7765
01/01/2014 to 12/31/2014	17.785459	19.370331	17,997.9034
01/01/2015 to 12/31/2015	19.370331	19.533971	16,691.7228
01/01/2016 to 12/31/2016	19.533971	20.640095	13,536.9775
01/01/2017 to 12/31/2017	20.640095	24.204868	12,602.7382
01/01/2018 to 12/31/2018	24.204868	23.807027	10,794.8697
01/01/2019 to 12/31/2019	23.807027	30.699979	8,835.1563
01/01/2020 to 12/31/2020	30.699979	33.626245	8,049.1370
37

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	8,414.6619
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
38

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	4,402.5160
01/01/2012 to 12/31/2012	12.170454	13.867318	5,471.5222
01/01/2013 to 12/31/2013	13.867318	18.697531	5,426.6099
01/01/2014 to 12/31/2014	18.697531	20.049645	4,070.5532
01/01/2015 to 12/31/2015	20.049645	21.854672	3,792.4762
01/01/2016 to 12/31/2016	21.854672	21.522863	3,456.8168
01/01/2017 to 12/31/2017	21.522863	29.075172	3,106.6532
01/01/2018 to 12/31/2018	29.075172	28.701361	2,866.8904
01/01/2019 to 12/31/2019	28.701361	37.499254	2,771.7666
01/01/2020 to 12/31/2020	37.499254	57.823083	2,117.8846
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	2,797.6037
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	1,013.0935
01/01/2012 to 12/31/2012	10.853762	11.867994	1,013.0935
01/01/2013 to 12/31/2013	11.867994	17.364975	1,013.0935
01/01/2014 to 12/31/2014	17.364975	17.283597	1,013.0935
01/01/2015 to 12/31/2015	17.283597	17.286548	1,013.0935
01/01/2016 to 12/31/2016	17.286548	18.077045	1,013.0935
01/01/2017 to 12/31/2017	18.077045	22.583000	1,013.0935
01/01/2018 to 12/31/2018	22.583000	22.329491	1,013.0935
01/01/2019 to 12/31/2019	22.329491	27.856286	1,013.0935
01/01/2020 to 12/31/2020	27.856286	36.819527	1,013.0935
39

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
MetLife Stock Index Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.943557	11.972839	840.0190
01/01/2012 to 12/31/2012	11.972839	13.629727	87.5490
01/01/2013 to 12/31/2013	13.629727	17.704209	86.8003
01/01/2014 to 12/31/2014	17.704209	19.748818	0.0000
01/01/2015 to 12/31/2015	19.748818	19.656055	0.0000
01/01/2016 to 12/31/2016	19.656055	21.593367	0.0000
01/01/2017 to 12/31/2017	21.593367	25.820286	0.0000
01/01/2018 to 12/31/2018	25.820286	24.234244	0.0000
01/01/2019 to 12/31/2019	24.234244	31.264152	0.0000
01/01/2020 to 12/31/2020	31.264152	36.331114	0.0000
Neuberger Berman Genesis Sub-Account (Class B) (formerly BlackRock Strategic Value Sub-Account (Class B))
01/01/2011 to 12/31/2011	16.336763	16.997232	0.0000
01/01/2012 to 12/31/2012	16.997232	18.394335	0.0000
01/01/2013 to 12/31/2013	18.394335	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	9,845.7767
01/01/2012 to 12/31/2012	13.740600	16.078756	8,803.2890
01/01/2013 to 12/31/2013	16.078756	22.002126	8,370.3736
01/01/2014 to 12/31/2014	22.002126	23.611139	9,412.4742
01/01/2015 to 12/31/2015	23.611139	25.730527	8,389.3046
01/01/2016 to 12/31/2016	25.730527	25.761459	7,345.9795
01/01/2017 to 12/31/2017	25.761459	33.908801	6,797.6766
01/01/2018 to 12/31/2018	33.908801	33.048893	5,036.4614
01/01/2019 to 12/31/2019	33.048893	42.558559	3,656.3490
01/01/2020 to 12/31/2020	42.558559	57.342311	3,157.5177
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class A))
01/01/2011 to 12/31/2011	24.004328	24.813737	1,690.2133
01/01/2012 to 12/31/2012	24.813737	27.694943	3,224.1949
01/01/2013 to 12/31/2013	27.694943	29.540727	3,522.7154
01/01/2014 to 12/31/2014	29.540727	30.621618	2,500.3035
01/01/2015 to 12/31/2015	30.621618	29.629789	4,820.4654
01/01/2016 to 04/29/2016	29.629789	30.544067	0.0000
40

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of PeriodNumber of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	8,945.5202
01/01/2012 to 12/31/2012	24.147479	26.892804	8,623.7713
01/01/2013 to 12/31/2013	26.892804	28.634885	8,726.7246
01/01/2014 to 12/31/2014	28.634885	29.600344	7,665.8979
01/01/2015 to 12/31/2015	29.600344	28.554137	5,748.3435
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	8,427.1981
01/01/2012 to 12/31/2012	12.098150	14.104148	6,526.7459
01/01/2013 to 12/31/2013	14.104148	17.102922	5,175.0445
01/01/2014 to 12/31/2014	17.102922	14.987713	6,348.4781
01/01/2015 to 12/31/2015	14.987713	13.819733	6,419.6539
01/01/2016 to 12/31/2016	13.819733	14.605411	6,181.3326
01/01/2017 to 12/31/2017	14.605411	16.807233	6,236.6348
01/01/2018 to 12/31/2018	16.807233	14.013125	6,247.9860
01/01/2019 to 12/31/2019	14.013125	15.549599	5,924.8329
01/01/2020 to 12/31/2020	15.549599	15.155267	6,735.8912
PIMCO Variable Insurance Trust
PIMCO Low Duration Sub-Account (Administrative Class)
01/01/2011 to 12/31/2011	14.957736	14.913796	10,543.6617
01/01/2012 to 12/31/2012	14.913796	15.565947	11,238.5422
01/01/2013 to 12/31/2013	15.565947	15.328778	5,999.4240
01/01/2014 to 12/31/2014	15.328778	15.244354	3,042.2662
01/01/2015 to 12/31/2015	15.244354	15.079590	2,713.4264
01/01/2016 to 12/31/2016	15.079590	15.078887	2,543.8522
01/01/2017 to 12/31/2017	15.078887	15.070190	2,325.5762
01/01/2018 to 12/31/2018	15.070190	14.910527	1,303.8839
01/01/2019 to 12/31/2019	14.910527	15.295151	1,171.6069
01/01/2020 to 12/31/2020	15.295151	15.533003	1,165.4809
41

CONDENSED FINANCIAL INFORMATION (continued)
The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2020. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see “FEE TABLES AND EXAMPLES--Separate Account Annual
Expenses” for more information. See “Purchase - Accumulation Units” in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

Class B
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
American Funds Insurance Series®
American Funds Global Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	27.549595	24.753205	0.0000
01/01/2012 to 12/31/2012	24.753205	29.914327	0.0000
01/01/2013 to 12/31/2013	29.914327	38.105586	0.0000
01/01/2014 to 12/31/2014	38.105586	38.445013	0.0000
01/01/2015 to 12/31/2015	38.445013	40.540352	0.0000
01/01/2016 to 12/31/2016	40.540352	40.225018	0.0000
01/01/2017 to 12/31/2017	40.225018	52.150928	0.0000
01/01/2018 to 12/31/2018	52.150928	46.771540	0.0000
01/01/2019 to 12/31/2019	46.771540	62.391664	0.0000
01/01/2020 to 12/31/2020	62.391664	80.265211	0.0000
American Funds Global Small Capitalization Sub-Account (Class 2)
01/01/2011 to 12/31/2011	31.094880	24.792918	0.0000
01/01/2012 to 12/31/2012	24.792918	28.890418	0.0000
01/01/2013 to 12/31/2013	28.890418	36.545260	0.0000
01/01/2014 to 12/31/2014	36.545260	36.802126	0.0000
01/01/2015 to 12/31/2015	36.802126	36.386897	0.0000
01/01/2016 to 12/31/2016	36.386897	36.633934	0.0000
01/01/2017 to 12/31/2017	36.633934	45.480759	0.0000
01/01/2018 to 12/31/2018	45.480759	40.114720	0.0000
01/01/2019 to 12/31/2019	40.114720	52.024763	0.0000
01/01/2020 to 12/31/2020	52.024763	66.547382	0.0000
American Funds Growth Sub-Account (Class 2)
01/01/2011 to 12/31/2011	156.984055	148.185068	0.0000
01/01/2012 to 12/31/2012	148.185068	172.256160	0.0000
01/01/2013 to 12/31/2013	172.256160	220.994344	0.0000
01/01/2014 to 12/31/2014	220.994344	236.465020	0.0000
01/01/2015 to 12/31/2015	236.465020	249.169117	0.0000
01/01/2016 to 12/31/2016	249.169117	269.017172	0.0000
01/01/2017 to 12/31/2017	269.017172	340.343757	0.0000
01/01/2018 to 12/31/2018	340.343757	334.755871	0.0000
01/01/2019 to 12/31/2019	334.755871	431.687330	0.0000
01/01/2020 to 12/31/2020	431.687330	647.368391	0.0000
42

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Funds Trust I
AB Global Dynamic Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.219284	10.568199	0.0000
01/01/2013 to 12/31/2013	10.568199	11.582847	0.0000
01/01/2014 to 12/31/2014	11.582847	12.261112	0.0000
01/01/2015 to 12/31/2015	12.261112	12.160685	871.4451
01/01/2016 to 12/31/2016	12.160685	12.422836	2,221.1870
01/01/2017 to 12/31/2017	12.422836	13.918914	2,260.7286
01/01/2018 to 12/31/2018	13.918914	12.767777	2,182.4218
01/01/2019 to 12/31/2019	12.767777	14.865920	2,186.3638
01/01/2020 to 12/31/2020	14.865920	15.550851	2,227.7983
AQR Global Risk Balanced Sub-Account (Class B)
04/30/2012 to 12/31/2012	11.153421	11.560958	0.0000
01/01/2013 to 12/31/2013	11.560958	11.013615	0.0000
01/01/2014 to 12/31/2014	11.013615	11.294663	0.0000
01/01/2015 to 12/31/2015	11.294663	10.071399	0.0000
01/01/2016 to 12/31/2016	10.071399	10.821342	109.0531
01/01/2017 to 12/31/2017	10.821342	11.717341	108.8913
01/01/2018 to 12/31/2018	11.717341	10.820061	0.0000
01/01/2019 to 12/31/2019	10.820061	12.794764	0.0000
01/01/2020 to 12/31/2020	12.794764	12.997994	0.0000
BlackRock Global Tactical Strategies Sub-Account (Class B)
04/30/2012 to 12/31/2012	9.974236	10.297225	0.0000
01/01/2013 to 12/31/2013	10.297225	11.200807	0.0000
01/01/2014 to 12/31/2014	11.200807	11.698501	0.0000
01/01/2015 to 12/31/2015	11.698501	11.523323	917.4134
01/01/2016 to 12/31/2016	11.523323	11.866670	2,347.6346
01/01/2017 to 12/31/2017	11.866670	13.259498	2,365.7640
01/01/2018 to 12/31/2018	13.259498	12.134888	2,481.2760
01/01/2019 to 12/31/2019	12.134888	14.434282	2,494.7286
01/01/2020 to 12/31/2020	14.434282	14.846629	2,581.7941
BlackRock High Yield Sub-Account (Class B)
01/01/2011 to 12/31/2011	20.764713	20.956683	0.0000
01/01/2012 to 12/31/2012	20.956683	24.082343	0.0000
01/01/2013 to 12/31/2013	24.082343	25.963982	0.0000
01/01/2014 to 12/31/2014	25.963982	26.446703	0.0000
01/01/2015 to 12/31/2015	26.446703	25.023573	0.0000
01/01/2016 to 12/31/2016	25.023573	28.124895	0.0000
01/01/2017 to 12/31/2017	28.124895	29.887042	0.0000
01/01/2018 to 12/31/2018	29.887042	28.622494	0.0000
01/01/2019 to 12/31/2019	28.622494	32.416780	0.0000
01/01/2020 to 12/31/2020	32.416780	34.364323	0.0000
Brighthouse Asset Allocation 100 Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.603880	10.781962	3,731.8830
01/01/2012 to 12/31/2012	10.781962	12.411214	0.0000
01/01/2013 to 12/31/2013	12.411214	15.849987	1,086.5641
01/01/2014 to 12/31/2014	15.849987	16.424966	1,077.4275
01/01/2015 to 12/31/2015	16.424966	15.871355	718.1250
01/01/2016 to 12/31/2016	15.871355	17.055870	0.0000
01/01/2017 to 12/31/2017	17.055870	20.676841	0.0000
01/01/2018 to 12/31/2018	20.676841	18.335729	0.0000
01/01/2019 to 12/31/2019	18.335729	23.049717	0.0000
01/01/2020 to 12/31/2020	23.049717	27.026989	0.0000
43

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Balanced Plus Sub-Account (Class B)
04/30/2012 to 12/31/2012	10.001185	10.465180	0.0000
01/01/2013 to 12/31/2013	10.465180	11.801777	0.0000
01/01/2014 to 12/31/2014	11.801777	12.760543	0.0000
01/01/2015 to 12/31/2015	12.760543	12.068797	1,158.9157
01/01/2016 to 12/31/2016	12.068797	12.896529	2,843.5306
01/01/2017 to 12/31/2017	12.896529	15.049220	2,787.6496
01/01/2018 to 12/31/2018	15.049220	13.746360	2,838.8057
01/01/2019 to 12/31/2019	13.746360	16.749635	2,826.5963
01/01/2020 to 12/31/2020	16.749635	18.584215	2,686.8113
Brighthouse/Aberdeen Emerging Markets Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.573888	10.080204	6,127.4905
01/01/2012 to 12/31/2012	10.080204	11.817517	5,735.7656
01/01/2013 to 12/31/2013	11.817517	11.072761	5,479.2423
01/01/2014 to 12/31/2014	11.072761	10.206795	5,025.5809
01/01/2015 to 12/31/2015	10.206795	8.674616	4,732.3268
01/01/2016 to 12/31/2016	8.674616	9.537906	3,897.8308
01/01/2017 to 12/31/2017	9.537906	12.070122	3,870.2773
01/01/2018 to 12/31/2018	12.070122	10.213584	3,469.0215
01/01/2019 to 12/31/2019	10.213584	12.161390	2,269.5170
01/01/2020 to 12/31/2020	12.161390	15.265537	2,187.8244
Brighthouse/Franklin Low Duration Total Return Sub-Account (Class B)
05/02/2011 to 12/31/2011	9.988083	9.767007	0.0000
01/01/2012 to 12/31/2012	9.767007	10.054067	0.0000
01/01/2013 to 12/31/2013	10.054067	10.029369	0.0000
01/01/2014 to 12/31/2014	10.029369	9.994549	0.0000
01/01/2015 to 12/31/2015	9.994549	9.794250	0.0000
01/01/2016 to 12/31/2016	9.794250	9.960714	0.0000
01/01/2017 to 12/31/2017	9.960714	9.953412	0.0000
01/01/2018 to 12/31/2018	9.953412	9.857125	1,483.0458
01/01/2019 to 12/31/2019	9.857125	10.170703	0.0000
01/01/2020 to 12/31/2020	10.170703	10.241873	0.0000
Brighthouse/Templeton International Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.200953	11.991877	0.0000
01/01/2012 to 12/31/2012	11.991877	13.513736	0.0000
01/01/2013 to 12/31/2013	13.513736	13.464108	0.0000
01/01/2014 to 12/31/2014	13.464108	13.428355	0.0000
01/01/2015 to 12/31/2015	13.428355	12.690835	0.0000
01/01/2016 to 12/31/2016	12.690835	12.623854	0.0000
01/01/2017 to 12/31/2017	12.623854	12.466241	0.0000
01/01/2018 to 12/31/2018	12.466241	12.415328	0.0000
01/01/2019 to 12/31/2019	12.415328	12.385674	0.0000
01/01/2020 to 12/31/2020	12.385674	11.491584	0.0000
Brighthouse/Wellington Large Cap Research Sub-Account (Class B)
01/01/2011 to 12/31/2011	9.392538	9.278453	0.0000
01/01/2012 to 12/31/2012	9.278453	10.367592	0.0000
01/01/2013 to 12/31/2013	10.367592	13.717390	0.0000
01/01/2014 to 12/31/2014	13.717390	15.341207	0.0000
01/01/2015 to 12/31/2015	15.341207	15.795138	0.0000
01/01/2016 to 12/31/2016	15.795138	16.851336	0.0000
01/01/2017 to 12/31/2017	16.851336	20.247412	0.0000
01/01/2018 to 12/31/2018	20.247412	18.686958	0.0000
01/01/2019 to 12/31/2019	18.686958	24.268727	0.0000
01/01/2020 to 12/31/2020	24.268727	29.202716	0.0000
44

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Clarion Global Real Estate Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.261852	13.278301	5,956.9535
01/01/2012 to 12/31/2012	13.278301	16.495575	5,105.5722
01/01/2013 to 12/31/2013	16.495575	16.842986	4,187.1044
01/01/2014 to 12/31/2014	16.842986	18.812389	4,166.5635
01/01/2015 to 12/31/2015	18.812389	18.290851	3,962.5901
01/01/2016 to 12/31/2016	18.290851	18.194191	3,690.5813
01/01/2017 to 12/31/2017	18.194191	19.869840	3,592.7259
01/01/2018 to 12/31/2018	19.869840	17.898178	3,335.0507
01/01/2019 to 12/31/2019	17.898178	22.028241	2,918.3535
01/01/2020 to 12/31/2020	22.028241	20.631366	3,012.3126
Invesco Balanced-Risk Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010713	1.047990	0.0000
01/01/2013 to 12/31/2013	1.047990	1.052652	0.0000
01/01/2014 to 12/31/2014	1.052652	1.095947	0.0000
01/01/2015 to 12/31/2015	1.095947	1.035267	0.0000
01/01/2016 to 12/31/2016	1.035267	1.140487	0.0000
01/01/2017 to 12/31/2017	1.140487	1.237145	0.0000
01/01/2018 to 12/31/2018	1.237145	1.141355	0.0000
01/01/2019 to 12/31/2019	1.141355	1.297460	0.0000
01/01/2020 to 12/31/2020	1.297460	1.409056	0.0000
Invesco Comstock Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.297003	10.003552	1,175.1383
01/01/2012 to 12/31/2012	10.003552	11.682023	1,125.5786
01/01/2013 to 12/31/2013	11.682023	15.596276	1,051.1817
01/01/2014 to 12/31/2014	15.596276	16.811629	1,006.8296
01/01/2015 to 12/31/2015	16.811629	15.588040	1,072.9572
01/01/2016 to 12/31/2016	15.588040	18.030259	1,037.4359
01/01/2017 to 12/31/2017	18.030259	20.984404	963.6602
01/01/2018 to 12/31/2018	20.984404	18.176042	871.9702
01/01/2019 to 12/31/2019	18.176042	22.396229	866.7928
01/01/2020 to 12/31/2020	22.396229	21.972290	960.9500
Invesco Global Equity Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.683400	16.875548	0.0000
01/01/2012 to 12/31/2012	16.875548	20.163307	0.0000
01/01/2013 to 12/31/2013	20.163307	25.273996	0.0000
01/01/2014 to 12/31/2014	25.273996	25.456537	0.0000
01/01/2015 to 12/31/2015	25.456537	26.090558	0.0000
01/01/2016 to 12/31/2016	26.090558	25.787270	0.0000
01/01/2017 to 12/31/2017	25.787270	34.771344	0.0000
01/01/2018 to 12/31/2018	34.771344	29.778578	0.0000
01/01/2019 to 12/31/2019	29.778578	38.634106	0.0000
01/01/2020 to 12/31/2020	38.634106	48.603873	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B) and before that Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Sub-Account (Class 2))
01/01/2011 to 04/29/2011	15.719856	17.538619	0.0000
Invesco Global Equity Sub-Account (Class B) (formerly Met/Templeton Growth Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.120547	8.373692	0.0000
01/01/2012 to 12/31/2012	8.373692	10.090892	0.0000
01/01/2013 to 04/26/2013	10.090892	10.727673	0.0000
45

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
JPMorgan Global Active Allocation Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.012767	1.050036	0.0000
01/01/2013 to 12/31/2013	1.050036	1.149200	0.0000
01/01/2014 to 12/31/2014	1.149200	1.212274	0.0000
01/01/2015 to 12/31/2015	1.212274	1.206111	8,818.9218
01/01/2016 to 12/31/2016	1.206111	1.223869	21,500.7142
01/01/2017 to 12/31/2017	1.223869	1.407936	21,358.5422
01/01/2018 to 12/31/2018	1.407936	1.288470	21,716.3707
01/01/2019 to 12/31/2019	1.288470	1.485446	22,041.0849
01/01/2020 to 12/31/2020	1.485446	1.643822	21,332.0939
JPMorgan Global Active Allocation Sub-Account (Class B) (formerly Allianz Global Investors Dynamic Multi-Asset Plus Sub-Account (Class B))
04/28/2014 to 12/31/2014	0.996850	1.040408	0.0000
01/01/2015 to 12/31/2015	1.040408	1.015852	0.0000
01/01/2016 to 12/31/2016	1.015852	1.021713	0.0000
01/01/2017 to 12/31/2017	1.021713	1.163597	0.0000
01/01/2018 to 04/30/2018	1.163597	1.134746	0.0000
JPMorgan Small Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.698521	12.992729	0.0000
01/01/2012 to 12/31/2012	12.992729	14.778850	0.0000
01/01/2013 to 12/31/2013	14.778850	19.368355	0.0000
01/01/2014 to 12/31/2014	19.368355	19.933964	0.0000
01/01/2015 to 12/31/2015	19.933964	18.195678	0.0000
01/01/2016 to 12/31/2016	18.195678	23.416604	0.0000
01/01/2017 to 12/31/2017	23.416604	23.856820	0.0000
01/01/2018 to 12/31/2018	23.856820	20.251643	0.0000
01/01/2019 to 12/31/2019	20.251643	23.793565	0.0000
01/01/2020 to 12/31/2020	23.793565	24.896342	0.0000
Loomis Sayles Growth Sub-Account (Class B)
05/02/2011 to 12/31/2011	8.487126	7.692749	29,911.3510
01/01/2012 to 12/31/2012	7.692749	8.989117	25,504.7496
01/01/2013 to 12/31/2013	8.989117	12.906402	20,723.3873
01/01/2014 to 12/31/2014	12.906402	15.131470	15,595.8618
01/01/2015 to 12/31/2015	15.131470	14.318818	14,374.3913
01/01/2016 to 12/31/2016	14.318818	14.498235	14,616.8221
01/01/2017 to 12/31/2017	14.498235	16.929097	12,187.5326
01/01/2018 to 12/31/2018	16.929097	15.514243	11,095.7770
01/01/2019 to 12/31/2019	15.514243	18.904298	10,936.3774
01/01/2020 to 12/31/2020	18.904298	24.648687	7,586.2046
Loomis Sayles Growth Sub-Account (Class B) (formerly Legg Mason Value Equity Sub-Account (Class B))
01/01/2011 to 04/29/2011	6.677074	7.099800	0.0000
MetLife Multi-Index Targeted Risk Sub-Account (Class B)
04/29/2013 to 12/31/2013	1.079734	1.129006	0.0000
01/01/2014 to 12/31/2014	1.129006	1.216413	0.0000
01/01/2015 to 12/31/2015	1.216413	1.184966	11,889.5002
01/01/2016 to 12/31/2016	1.184966	1.219455	29,165.0371
01/01/2017 to 12/31/2017	1.219455	1.389464	29,059.6528
01/01/2018 to 12/31/2018	1.389464	1.271601	28,959.7049
01/01/2019 to 12/31/2019	1.271601	1.526161	28,696.9724
01/01/2020 to 12/31/2020	1.526161	1.603578	28,841.7348
46

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MFS ® Research International Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.548673	12.816060	2,701.2104
01/01/2012 to 12/31/2012	12.816060	14.755778	2,628.5959
01/01/2013 to 12/31/2013	14.755778	17.355494	2,618.3111
01/01/2014 to 12/31/2014	17.355494	15.924843	2,225.9233
01/01/2015 to 12/31/2015	15.924843	15.424892	2,208.1398
01/01/2016 to 12/31/2016	15.424892	15.077303	2,166.8648
01/01/2017 to 12/31/2017	15.077303	19.054417	1,954.1856
01/01/2018 to 12/31/2018	19.054417	16.158435	1,269.2252
01/01/2019 to 12/31/2019	16.158435	20.445354	1,229.3423
01/01/2020 to 12/31/2020	20.445354	22.784608	1,087.3930
Morgan Stanley Discovery Sub-Account (Class B) (formerly Morgan Stanley Mid Cap Growth Sub-Account (Class B) and before that Van Kampen Mid Cap Growth Sub-Account (Class B) and before that Lord Abbett Growth Opportunities Sub-Account (Class B))

01/01/2011 to 12/31/2011	13.881861	12.741688	0.0000
01/01/2012 to 12/31/2012	12.741688	13.729784	0.0000
01/01/2013 to 12/31/2013	13.729784	18.822369	0.0000
01/01/2014 to 12/31/2014	18.822369	18.748923	0.0000
01/01/2015 to 12/31/2015	18.748923	17.559642	0.0000
01/01/2016 to 12/31/2016	17.559642	15.850571	0.0000
01/01/2017 to 12/31/2017	15.850571	21.869483	0.0000
01/01/2018 to 12/31/2018	21.869483	23.752734	0.0000
01/01/2019 to 12/31/2019	23.752734	32.821826	0.0000
01/01/2020 to 12/31/2020	32.821826	81.921514	0.0000
PanAgora Global Diversified Risk Sub-Account (Class B)
04/28/2014 to 12/31/2014	0.999808	1.035588	0.0000
01/01/2015 to 12/31/2015	1.035588	0.965260	0.0000
01/01/2016 to 12/31/2016	0.965260	1.057716	1,096.7267
01/01/2017 to 12/31/2017	1.057716	1.174452	1,095.1008
01/01/2018 to 12/31/2018	1.174452	1.070119	0.0000
01/01/2019 to 12/31/2019	1.070119	1.287334	0.0000
01/01/2020 to 12/31/2020	1.287334	1.419787	0.0000
PIMCO Inflation Protected Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	13.776063	15.098543	495.3163
01/01/2012 to 12/31/2012	15.098543	16.247044	495.3163
01/01/2013 to 12/31/2013	16.247044	14.535178	495.3163
01/01/2014 to 12/31/2014	14.535178	14.747780	495.3163
01/01/2015 to 12/31/2015	14.747780	14.090470	495.3163
01/01/2016 to 12/31/2016	14.090470	14.587073	495.3163
01/01/2017 to 12/31/2017	14.587073	14.883649	495.3163
01/01/2018 to 12/31/2018	14.883649	14.322051	495.3163
01/01/2019 to 12/31/2019	14.322051	15.290973	495.3163
01/01/2020 to 12/31/2020	15.290973	16.818150	410.1154
Schroders Global Multi-Asset Sub-Account (Class B) (formerly Schroders Global Multi-Asset Portfolio II Sub-Account (Class B) and before that Pyramis® Managed Risk Sub-Account (Class B))
04/29/2013 to 12/31/2013	10.216095	10.753200	0.0000
01/01/2014 to 12/31/2014	10.753200	11.519972	0.0000
01/01/2015 to 12/31/2015	11.519972	11.217665	0.0000
01/01/2016 to 12/31/2016	11.217665	11.566774	0.0000
01/01/2017 to 12/31/2017	11.566774	13.285217	0.0000
01/01/2018 to 04/30/2018	13.285217	12.706213	0.0000
47

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Schroders Global Multi-Asset Sub-Account (Class B)
04/30/2012 to 12/31/2012	1.010746	1.068149	0.0000
01/01/2013 to 12/31/2013	1.068149	1.159797	0.0000
01/01/2014 to 12/31/2014	1.159797	1.232184	0.0000
01/01/2015 to 12/31/2015	1.232184	1.204372	8,736.7251
01/01/2016 to 12/31/2016	1.204372	1.254766	21,192.5784
01/01/2017 to 12/31/2017	1.254766	1.414262	21,457.6854
01/01/2018 to 12/31/2018	1.414262	1.263077	21,711.0384
01/01/2019 to 12/31/2019	1.263077	1.513208	21,620.8464
01/01/2020 to 12/31/2020	1.513208	1.523563	22,608.6293
SSGA Growth and Income ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.682751	11.642906	0.0000
01/01/2012 to 12/31/2012	11.642906	12.954905	0.0000
01/01/2013 to 12/31/2013	12.954905	14.426778	0.0000
01/01/2014 to 12/31/2014	14.426778	15.053018	0.0000
01/01/2015 to 12/31/2015	15.053018	14.552333	0.0000
01/01/2016 to 12/31/2016	14.552333	15.180036	78.5641
01/01/2017 to 12/31/2017	15.180036	17.343698	76.1354
01/01/2018 to 12/31/2018	17.343698	15.986297	73.3453
01/01/2019 to 12/31/2019	15.986297	18.855262	71.0225
01/01/2020 to 12/31/2020	18.855262	20.419598	68.5944
SSGA Growth ETF Sub-Account (Class B)
01/01/2011 to 12/31/2011	11.260907	10.868245	1,826.6656
01/01/2012 to 12/31/2012	10.868245	12.327324	1,705.6486
01/01/2013 to 12/31/2013	12.327324	14.352831	1,597.3492
01/01/2014 to 12/31/2014	14.352831	14.914593	1,501.7604
01/01/2015 to 12/31/2015	14.914593	14.367352	1,407.7708
01/01/2016 to 12/31/2016	14.367352	15.142268	1,312.0517
01/01/2017 to 12/31/2017	15.142268	17.864493	1,225.3098
01/01/2018 to 12/31/2018	17.864493	16.074000	1,146.5914
01/01/2019 to 12/31/2019	16.074000	19.407935	1,066.9484
01/01/2020 to 12/31/2020	19.407935	21.194507	987.0280
T. Rowe Price Large Cap Value Sub-Account (Class A)
01/01/2011 to 12/31/2011	50.081055	47.525399	43.5154
01/01/2012 to 12/31/2012	47.525399	55.423980	0.0000
01/01/2013 to 12/31/2013	55.423980	73.285175	0.0000
01/01/2014 to 12/31/2014	73.285175	82.069803	0.0000
01/01/2015 to 12/31/2015	82.069803	78.248028	0.0000
01/01/2016 to 12/31/2016	78.248028	89.663082	0.0000
01/01/2017 to 12/31/2017	89.663082	103.689213	0.0000
01/01/2018 to 12/31/2018	103.689213	93.086500	0.0000
01/01/2019 to 12/31/2019	93.086500	116.406297	0.0000
01/01/2020 to 12/31/2020	116.406297	118.396809	0.0000
T. Rowe Price Large Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	49.024477	46.405570	3,920.4239
01/01/2012 to 12/31/2012	46.405570	53.983597	3,423.1095
01/01/2013 to 12/31/2013	53.983597	71.213135	3,297.8966
01/01/2014 to 12/31/2014	71.213135	79.549130	3,189.8686
01/01/2015 to 12/31/2015	79.549130	75.630276	2,915.1266
01/01/2016 to 12/31/2016	75.630276	86.469568	2,492.6398
01/01/2017 to 12/31/2017	86.469568	99.722788	2,392.6500
01/01/2018 to 12/31/2018	99.722788	89.323189	2,221.0919
01/01/2019 to 12/31/2019	89.323189	111.437556	1,776.9249
01/01/2020 to 12/31/2020	111.437556	113.037313	1,815.8063
48

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Mid Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.480662	10.164966	18,964.2290
01/01/2012 to 12/31/2012	10.164966	11.394364	17,739.6161
01/01/2013 to 12/31/2013	11.394364	15.345991	16,056.4500
01/01/2014 to 12/31/2014	15.345991	17.065785	16,563.2766
01/01/2015 to 12/31/2015	17.065785	17.951590	15,663.6443
01/01/2016 to 12/31/2016	17.951590	18.802330	15,189.9604
01/01/2017 to 12/31/2017	18.802330	23.129500	14,108.2437
01/01/2018 to 12/31/2018	23.129500	22.306399	12,465.8434
01/01/2019 to 12/31/2019	22.306399	28.830126	11,352.8912
01/01/2020 to 12/31/2020	28.830126	35.227442	10,802.7984
Victory Sycamore Mid Cap Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	25.858287	24.556513	7,443.1598
01/01/2012 to 12/31/2012	24.556513	27.772107	6,980.4930
01/01/2013 to 12/31/2013	27.772107	35.685485	6,007.0673
01/01/2014 to 12/31/2014	35.685485	38.582772	5,668.3779
01/01/2015 to 12/31/2015	38.582772	34.629296	5,053.9057
01/01/2016 to 12/31/2016	34.629296	39.442229	4,462.5900
01/01/2017 to 12/31/2017	39.442229	42.580706	4,191.7223
01/01/2018 to 12/31/2018	42.580706	37.725153	3,678.7135
01/01/2019 to 12/31/2019	37.725153	47.983330	2,801.6542
01/01/2020 to 12/31/2020	47.983330	50.928898	2,780.6690
Western Asset Management Government Income Sub-Account (Class B) (formerly Fidelity Institutional Asset Management® Government Income Sub-Account (Class B))
04/30/2012 to 12/31/2012	10.772567	10.939129	0.0000
01/01/2013 to 12/31/2013	10.939129	10.299529	0.0000
01/01/2014 to 12/31/2014	10.299529	10.923814	0.0000
01/01/2015 to 12/31/2015	10.923814	10.818275	0.0000
01/01/2016 to 12/31/2016	10.818275	10.808400	0.0000
01/01/2017 to 12/31/2017	10.808400	10.935649	0.0000
01/01/2018 to 12/31/2018	10.935649	10.775788	0.0000
01/01/2019 to 12/31/2019	10.775788	11.422244	0.0000
01/01/2020 to 12/31/2020	11.422244	12.127691	0.0000
Brighthouse Funds Trust II
Baillie Gifford International Stock Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.749953	11.616925	7,900.0460
01/01/2012 to 12/31/2012	11.616925	13.673094	7,612.0925
01/01/2013 to 12/31/2013	13.673094	15.524057	7,099.2374
01/01/2014 to 12/31/2014	15.524057	14.796430	6,962.8485
01/01/2015 to 12/31/2015	14.796430	14.274091	6,802.1079
01/01/2016 to 12/31/2016	14.274091	14.786568	6,638.2452
01/01/2017 to 12/31/2017	14.786568	19.669068	5,344.6711
01/01/2018 to 12/31/2018	19.669068	16.059924	5,191.4488
01/01/2019 to 12/31/2019	16.059924	20.968755	4,910.0101
01/01/2020 to 12/31/2020	20.968755	26.106200	3,677.6772
49

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
BlackRock Bond Income Sub-Account (Class B)
01/01/2011 to 12/31/2011	52.872659	55.426490	0.0000
01/01/2012 to 12/31/2012	55.426490	58.631517	0.0000
01/01/2013 to 12/31/2013	58.631517	57.233781	13.4201
01/01/2014 to 12/31/2014	57.233781	60.281435	13.2309
01/01/2015 to 12/31/2015	60.281435	59.645923	13.0412
01/01/2016 to 12/31/2016	59.645923	60.502059	12.8425
01/01/2017 to 12/31/2017	60.502059	61.959398	12.6454
01/01/2018 to 12/31/2018	61.959398	60.717402	12.4431
01/01/2019 to 12/31/2019	60.717402	65.593066	0.0000
01/01/2020 to 12/31/2020	65.593066	70.070104	0.0000
BlackRock Capital Appreciation Sub-Account (Class A)
01/01/2011 to 12/31/2011	13.419616	12.049544	108.0536
01/01/2012 to 12/31/2012	12.049544	13.588812	102.8417
01/01/2013 to 12/31/2013	13.588812	17.985305	0.0000
01/01/2014 to 12/31/2014	17.985305	19.313315	0.0000
01/01/2015 to 12/31/2015	19.313315	20.240637	0.0000
01/01/2016 to 12/31/2016	20.240637	19.976258	0.0000
01/01/2017 to 12/31/2017	19.976258	26.383338	0.0000
01/01/2018 to 12/31/2018	26.383338	26.645241	0.0000
01/01/2019 to 12/31/2019	26.645241	34.906660	0.0000
01/01/2020 to 12/31/2020	34.906660	48.417277	0.0000
BlackRock Ultra-Short Term Bond Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.579444	10.432759	12,869.7227
01/01/2012 to 12/31/2012	10.432759	10.286924	14,296.1254
01/01/2013 to 12/31/2013	10.286924	10.143906	12,323.7429
01/01/2014 to 12/31/2014	10.143906	10.002876	12,241.1815
01/01/2015 to 12/31/2015	10.002876	9.863807	11,916.6004
01/01/2016 to 12/31/2016	9.863807	9.737579	11,829.5770
01/01/2017 to 12/31/2017	9.737579	9.663508	11,743.2313
01/01/2018 to 12/31/2018	9.663508	9.676015	11,654.9534
01/01/2019 to 12/31/2019	9.676015	9.720694	11,568.5389
01/01/2020 to 12/31/2020	9.720694	9.603600	11,487.0092
Brighthouse Asset Allocation 20 Sub-Account (Class B)
04/28/2014 to 12/31/2014	13.947997	14.224312	0.0000
01/01/2015 to 12/31/2015	14.224312	13.944426	0.0000
01/01/2016 to 12/31/2016	13.944426	14.373477	0.0000
01/01/2017 to 12/31/2017	14.373477	15.156790	0.0000
01/01/2018 to 12/31/2018	15.156790	14.554701	0.0000
01/01/2019 to 12/31/2019	14.554701	16.036796	0.0000
01/01/2020 to 12/31/2020	16.036796	17.318191	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Defensive Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.087115	12.131028	0.0000
01/01/2012 to 12/31/2012	12.131028	13.266703	0.0000
01/01/2013 to 12/31/2013	13.266703	14.270071	0.0000
01/01/2014 to 04/25/2014	14.270071	14.387473	0.0000
Brighthouse Asset Allocation 40 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Moderate Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	12.151831	11.969236	3,688.7311
01/01/2012 to 12/31/2012	11.969236	13.264763	3,662.3395
01/01/2013 to 12/31/2013	13.264763	14.941129	3,638.8549
01/01/2014 to 04/25/2014	14.941129	15.007289	0.0000
50

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse Asset Allocation 40 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.552711	14.959931	3,729.0028
01/01/2015 to 12/31/2015	14.959931	14.593613	3,703.9592
01/01/2016 to 12/31/2016	14.593613	15.266804	3,678.5151
01/01/2017 to 12/31/2017	15.266804	16.657341	3,652.8858
01/01/2018 to 12/31/2018	16.657341	15.701654	3,626.7705
01/01/2019 to 12/31/2019	15.701654	17.898140	3,286.4421
01/01/2020 to 12/31/2020	17.898140	19.596716	3,068.5147
Brighthouse Asset Allocation 60 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Balanced Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.930159	11.564314	0.0000
01/01/2012 to 12/31/2012	11.564314	12.991262	0.0000
01/01/2013 to 12/31/2013	12.991262	15.298349	0.0000
01/01/2014 to 04/25/2014	15.298349	15.319850	0.0000
Brighthouse Asset Allocation 60 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.965675	15.501026	0.0000
01/01/2015 to 12/31/2015	15.501026	15.091729	0.0000
01/01/2016 to 12/31/2016	15.091729	15.939318	610.5409
01/01/2017 to 12/31/2017	15.939318	18.033855	591.6663
01/01/2018 to 12/31/2018	18.033855	16.692689	569.9870
01/01/2019 to 12/31/2019	16.692689	19.657841	551.9362
01/01/2020 to 12/31/2020	19.657841	22.068556	533.0691
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly Met Investors Series Trust - MetLife Growth Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	11.815290	11.200053	13,121.6077
01/01/2012 to 12/31/2012	11.200053	12.779627	0.0000
01/01/2013 to 12/31/2013	12.779627	15.867726	0.0000
01/01/2014 to 04/25/2014	15.867726	15.803613	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B) (formerly MetLife Growth Strategy Sub-Account (Class B) and before that Met/Franklin Templeton Founding Strategy Sub-Account (Class B))
01/01/2011 to 12/31/2011	9.675478	9.373272	0.0000
01/01/2012 to 12/31/2012	9.373272	10.732527	0.0000
01/01/2013 to 04/26/2013	10.732527	11.554139	0.0000
Brighthouse Asset Allocation 80 Sub-Account (Class B)
04/28/2014 to 12/31/2014	14.938744	15.562407	3,191.8574
01/01/2015 to 12/31/2015	15.562407	15.085754	2,521.4647
01/01/2016 to 12/31/2016	15.085754	16.087043	2,413.3550
01/01/2017 to 12/31/2017	16.087043	18.903789	2,314.2036
01/01/2018 to 12/31/2018	18.903789	17.127461	2,199.1449
01/01/2019 to 12/31/2019	17.127461	20.896856	812.8961
01/01/2020 to 12/31/2020	20.896856	24.025085	765.6817
Brighthouse/Dimensional International Small Company Sub-Account (Class B)
01/01/2011 to 12/31/2011	17.243796	14.240851	0.0000
01/01/2012 to 12/31/2012	14.240851	16.555969	0.0000
01/01/2013 to 12/31/2013	16.555969	20.832100	0.0000
01/01/2014 to 12/31/2014	20.832100	19.167239	0.0000
01/01/2015 to 12/31/2015	19.167239	19.988522	0.0000
01/01/2016 to 12/31/2016	19.988522	20.859055	0.0000
01/01/2017 to 12/31/2017	20.859055	26.832794	0.0000
01/01/2018 to 12/31/2018	26.832794	21.017290	0.0000
01/01/2019 to 12/31/2019	21.017290	25.499041	0.0000
01/01/2020 to 12/31/2020	25.499041	27.353944	0.0000
51

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Brighthouse/Wellington Core Equity Opportunities (Class A)
05/02/2016 to 12/31/2016	54.491932	55.564400	245.7853
01/01/2017 to 12/31/2017	55.564400	65.242655	153.4961
01/01/2018 to 12/31/2018	65.242655	64.274218	56.0376
01/01/2019 to 12/31/2019	64.274218	82.989198	0.0000
01/01/2020 to 12/31/2020	82.989198	91.055085	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class A) (formerly Met Investors Series Trust - Pioneer Fund Sub-Account (Class A))
01/01/2011 to 12/31/2011	18.905667	17.795573	1,344.1738
01/01/2012 to 12/31/2012	17.795573	19.405234	1,348.0046
01/01/2013 to 12/31/2013	19.405234	25.464845	1,097.6418
01/01/2014 to 12/31/2014	25.464845	27.912558	997.5021
01/01/2015 to 12/31/2015	27.912558	27.541898	677.1167
01/01/2016 to 04/29/2016	27.541898	27.722934	0.0000
Brighthouse/Wellington Core Equity Opportunities (Class E)
01/01/2011 to 12/31/2011	12.863512	12.154912	26,023.6926
01/01/2012 to 12/31/2012	12.154912	13.507356	22,699.9065
01/01/2013 to 12/31/2013	13.507356	17.785459	19,568.7217
01/01/2014 to 12/31/2014	17.785459	19.370331	15,389.7505
01/01/2015 to 12/31/2015	19.370331	19.533971	14,151.6247
01/01/2016 to 12/31/2016	19.533971	20.640095	12,575.0560
01/01/2017 to 12/31/2017	20.640095	24.204868	11,640.6050
01/01/2018 to 12/31/2018	24.204868	23.807027	9,891.3755
01/01/2019 to 12/31/2019	23.807027	30.699979	7,968.4631
01/01/2020 to 12/31/2020	30.699979	33.626245	7,124.7303
Jennison Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.314380	12.170454	2,694.4130
01/01/2012 to 12/31/2012	12.170454	13.867318	2,895.4428
01/01/2013 to 12/31/2013	13.867318	18.697531	3,019.0815
01/01/2014 to 12/31/2014	18.697531	20.049645	1,745.7638
01/01/2015 to 12/31/2015	20.049645	21.854672	1,676.2113
01/01/2016 to 12/31/2016	21.854672	21.522863	1,677.4419
01/01/2017 to 12/31/2017	21.522863	29.075172	1,535.9863
01/01/2018 to 12/31/2018	29.075172	28.701361	1,420.0194
01/01/2019 to 12/31/2019	28.701361	37.499254	1,387.6689
01/01/2020 to 12/31/2020	37.499254	57.823083	1,057.5576
Jennison Growth Sub-Account (Class B) (formerly Oppenheimer Capital Appreciation Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.408984	8.177831	559.6554
01/01/2012 to 04/27/2012	8.177831	9.200030	0.0000
Loomis Sayles Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	10.712388	10.853762	1,013.0935
01/01/2012 to 12/31/2012	10.853762	11.867994	1,013.0935
01/01/2013 to 12/31/2013	11.867994	17.364975	1,013.0935
01/01/2014 to 12/31/2014	17.364975	17.283597	1,013.0935
01/01/2015 to 12/31/2015	17.283597	17.286548	1,013.0935
01/01/2016 to 12/31/2016	17.286548	18.077045	1,013.0935
01/01/2017 to 12/31/2017	18.077045	22.583000	1,013.0935
01/01/2018 to 12/31/2018	22.583000	22.329491	1,013.0935
01/01/2019 to 12/31/2019	22.329491	27.856286	1,013.0935
01/01/2020 to 12/31/2020	27.856286	36.819527	1,013.0935
52

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MetLife Aggregate Bond Index Sub-Account (Class G)
04/29/2013 to 12/31/2013	16.820278	16.119922	0.0000
01/01/2014 to 12/31/2014	16.119922	16.763690	0.0000
01/01/2015 to 12/31/2015	16.763690	16.521318	0.0000
01/01/2016 to 12/31/2016	16.521318	16.631549	0.0000
01/01/2017 to 12/31/2017	16.631549	16.882739	0.0000
01/01/2018 to 12/31/2018	16.882739	16.564993	0.0000
01/01/2019 to 12/31/2019	16.564993	17.697485	0.0000
01/01/2020 to 12/31/2020	17.697485	18.652953	0.0000
MFS ® Total Return Sub-Account (Class B)
01/01/2011 to 12/31/2011	12.775706	12.870452	1,495.9283
01/01/2012 to 12/31/2012	12.870452	14.125725	1,476.4506
01/01/2013 to 12/31/2013	14.125725	16.534079	1,351.4174
01/01/2014 to 12/31/2014	16.534079	17.667850	1,270.5035
01/01/2015 to 12/31/2015	17.667850	17.352605	861.2198
01/01/2016 to 12/31/2016	17.352605	18.638208	589.6298
01/01/2017 to 12/31/2017	18.638208	20.616255	388.8330
01/01/2018 to 12/31/2018	20.616255	19.147073	149.3354
01/01/2019 to 12/31/2019	19.147073	22.670141	0.0000
01/01/2020 to 12/31/2020	22.670141	24.475193	0.0000
MFS ® Value Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.530243	14.420207	0.0000
01/01/2012 to 12/31/2012	14.420207	16.539022	0.0000
01/01/2013 to 12/31/2013	16.539022	22.080341	0.0000
01/01/2014 to 12/31/2014	22.080341	24.073061	0.0000
01/01/2015 to 12/31/2015	24.073061	23.651857	0.0000
01/01/2016 to 12/31/2016	23.651857	26.610544	0.0000
01/01/2017 to 12/31/2017	26.610544	30.855466	0.0000
01/01/2018 to 12/31/2018	30.855466	27.308267	0.0000
01/01/2019 to 12/31/2019	27.308267	34.965641	0.0000
01/01/2020 to 12/31/2020	34.965641	35.739149	0.0000
MFS ® Value Sub-Account (Class B) (formerly Met/Franklin Mutual Shares Sub-Account (Class B))
01/01/2011 to 12/31/2011	8.898507	8.727061	0.0000
01/01/2012 to 12/31/2012	8.727061	9.802627	0.0000
01/01/2013 to 04/26/2013	9.802627	10.737897	0.0000
Neuberger Berman Genesis Sub-Account (Class B)
04/29/2013 to 12/31/2013	20.072182	25.065607	54.3052
01/01/2014 to 12/31/2014	25.065607	24.642861	0.0000
01/01/2015 to 12/31/2015	24.642861	24.392597	0.0000
01/01/2016 to 12/31/2016	24.392597	28.477956	0.0000
01/01/2017 to 12/31/2017	28.477956	32.432692	0.0000
01/01/2018 to 12/31/2018	32.432692	29.745326	111.9630
01/01/2019 to 12/31/2019	29.745326	37.957239	111.8018
01/01/2020 to 12/31/2020	37.957239	46.695249	111.6489
Neuberger Berman Genesis Sub-Account (Class B) (formerly MLA Mid Cap Sub-Account (Class B))
01/01/2011 to 12/31/2011	15.589341	14.561957	67.2321
01/01/2012 to 12/31/2012	14.561957	15.117416	66.6068
01/01/2013 to 04/26/2013	15.117416	16.391440	0.0000
53

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
T. Rowe Price Large Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	14.122483	13.740600	9,768.7161
01/01/2012 to 12/31/2012	13.740600	16.078756	8,726.4607
01/01/2013 to 12/31/2013	16.078756	22.002126	8,293.7517
01/01/2014 to 12/31/2014	22.002126	23.611139	9,336.0340
01/01/2015 to 12/31/2015	23.611139	25.730527	8,313.0442
01/01/2016 to 12/31/2016	25.730527	25.761459	7,269.8880
01/01/2017 to 12/31/2017	25.761459	33.908801	6,721.7344
01/01/2018 to 12/31/2018	33.908801	33.048893	4,960.6593
01/01/2019 to 12/31/2019	33.048893	42.558559	3,580.6816
01/01/2020 to 12/31/2020	42.558559	57.342311	3,081.9723
T. Rowe Price Small Cap Growth Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.132218	18.139410	4,457.7387
01/01/2012 to 12/31/2012	18.139410	20.731411	4,362.9418
01/01/2013 to 12/31/2013	20.731411	29.473380	4,033.0499
01/01/2014 to 12/31/2014	29.473380	30.995321	3,198.9427
01/01/2015 to 12/31/2015	30.995321	31.317447	2,818.8305
01/01/2016 to 12/31/2016	31.317447	34.428133	2,441.3993
01/01/2017 to 12/31/2017	34.428133	41.601523	2,251.1685
01/01/2018 to 12/31/2018	41.601523	38.238220	1,359.4215
01/01/2019 to 12/31/2019	38.238220	50.088361	822.4658
01/01/2020 to 12/31/2020	50.088361	61.265828	797.6684
VanEck Global Natural Resources Sub-Account (Class B)
01/01/2011 to 12/31/2011	18.813900	15.459213	0.0000
01/01/2012 to 12/31/2012	15.459213	15.636178	0.0000
01/01/2013 to 12/31/2013	15.636178	17.077069	0.0000
01/01/2014 to 12/31/2014	17.077069	13.669772	0.0000
01/01/2015 to 12/31/2015	13.669772	9.063939	0.0000
01/01/2016 to 12/31/2016	9.063939	12.847424	0.0000
01/01/2017 to 12/31/2017	12.847424	12.575426	0.0000
01/01/2018 to 12/31/2018	12.575426	8.821939	0.0000
01/01/2019 to 12/31/2019	8.821939	9.773657	0.0000
01/01/2020 to 12/31/2020	9.773657	11.678465	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A)
05/02/2016 to 12/31/2016	31.570627	32.777715	0.0000
01/01/2017 to 12/31/2017	32.777715	34.982488	0.0000
01/01/2018 to 12/31/2018	34.982488	33.183621	0.0000
01/01/2019 to 12/31/2019	33.183621	37.462860	0.0000
01/01/2020 to 12/31/2020	37.462860	39.495287	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class A) (formerly Met Investors Series Trust - Pioneer Strategic Income Sub-Account (Class A))
01/01/2011 to 12/31/2011	25.817038	26.382895	0.0000
01/01/2012 to 12/31/2012	26.382895	29.038399	0.0000
01/01/2013 to 12/31/2013	29.038399	29.077016	0.0000
01/01/2014 to 12/31/2014	29.077016	29.987037	0.0000
01/01/2015 to 12/31/2015	29.987037	29.187014	0.0000
01/01/2016 to 04/29/2016	29.187014	29.937553	0.0000
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B)
05/02/2016 to 12/31/2016	29.991488	31.107723	3,940.6391
01/01/2017 to 12/31/2017	31.107723	33.109820	3,352.7895
01/01/2018 to 12/31/2018	33.109820	31.333241	3,172.9661
01/01/2019 to 12/31/2019	31.333241	35.295691	2,798.1198
01/01/2020 to 12/31/2020	35.295691	37.105310	2,263.0473
54

CONDENSED FINANCIAL INFORMATION (continued)
1.40% Separate Account Product Charges
	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Western Asset Management Strategic Bond Opportunities Sub-Account (Class B) (formerly Met Investors Series Trust - Lord Abbett Bond Debenture Sub-Account (Class B))
01/01/2011 to 12/31/2011	23.441889	24.147479	4,699.2399
01/01/2012 to 12/31/2012	24.147479	26.892804	4,652.8158
01/01/2013 to 12/31/2013	26.892804	28.634885	4,595.0574
01/01/2014 to 12/31/2014	28.634885	29.600344	4,514.3514
01/01/2015 to 12/31/2015	29.600344	28.554137	4,145.3807
01/01/2016 to 04/29/2016	28.554137	29.421994	0.0000
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Sub-Account (Class 2)
01/01/2011 to 12/31/2011	13.728420	12.098150	8,427.1981
01/01/2012 to 12/31/2012	12.098150	14.104148	6,526.7459
01/01/2013 to 12/31/2013	14.104148	17.102922	5,175.0445
01/01/2014 to 12/31/2014	17.102922	14.987713	6,348.4781
01/01/2015 to 12/31/2015	14.987713	13.819733	6,419.6539
01/01/2016 to 12/31/2016	13.819733	14.605411	6,181.3326
01/01/2017 to 12/31/2017	14.605411	16.807233	6,236.6348
01/01/2018 to 12/31/2018	16.807233	14.013125	6,247.9860
01/01/2019 to 12/31/2019	14.013125	15.549599	5,924.8329
01/01/2020 to 12/31/2020	15.549599	15.155267	6,735.8912
Putnam Variable Trust
Putnam VT Equity Income Sub-Account (Class IB)
01/01/2011 to 12/31/2011	15.602673	15.681839	0.0000
01/01/2012 to 12/31/2012	15.681839	18.447751	0.0000
01/01/2013 to 12/31/2013	18.447751	24.088215	0.0000
01/01/2014 to 12/31/2014	24.088215	26.760624	0.0000
01/01/2015 to 12/31/2015	26.760624	25.585629	0.0000
01/01/2016 to 12/31/2016	25.585629	28.672290	0.0000
01/01/2017 to 12/31/2017	28.672290	33.582800	0.0000
01/01/2018 to 12/31/2018	33.582800	30.302405	0.0000
01/01/2019 to 12/31/2019	30.302405	38.966398	0.0000
01/01/2020 to 12/31/2020	38.966398	40.652645	0.0000
55

FINANCIAL STATEMENTS
The financial statements comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are incorporated by reference to the submission form type N-VPFS, File No. 811-08306, filed by the Separate Account with the SEC on March 26, 2021.
The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.
56

PART C
OTHER INFORMATION
ITEM 24.	FINANCIAL STATEMENTS AND EXHIBITS
a. Financial Statements
The following financial statements comprising each of the Sub-Accounts of the Separate Account are incorporated by reference in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Statements of Assets and Liabilities as of December 31, 2020.
3. Statements of Operations for the year ended December 31, 2020.
4. Statements of Changes in Net Assets for the years ended December 31, 2020 and 2019.
5. Notes to the Financial Statements.
The following financial statements and financial statement schedules of the Company are incorporated by reference in Part B hereof:
1. Report of Independent Registered Public Accounting Firm.
2. Balance Sheets as of December 31, 2020 and 2019.
3. Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
4. Statements of Comprehensive Income (Loss) for the years ended December 31, 2020, 2019 and 2018.
5. Statements of Stockholder's Equity for the years ended December 31, 2020, 2019 and 2018.
6. Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018.
7. Notes to the Financial Statements.
8. Financial Statement Schedules.
b. Exhibits
1.	(i)	Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
(ii)	Certificate of Assistant Secretary of the Resolutions of Board of Directors of the Company authorizing the name change of the Separate Account (effective August 24, 2016). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
2.	Not Applicable.
3.	(i)	Principal Underwriter's and Selling Agreement. (effective January 1, 2001). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
	(ii)	Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
	(iii)	Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April 24, 2006.
	(iv)	Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

(v)	Form of Retail Sales Agreement (2-10) and Schedule of Differences. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.
(vi)	Retail Sales Agreement and Amendments (Edward Jones). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.
(vii)	Selling Agreement and Amendments (UBS Financial Services Inc.). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.
(viii)	Selling Agreement and Amendments (Merrill Lynch). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(ix)	Selling Agreement and Amendments (Citigroup Global Markets Inc.). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(x)	Selling Agreement and Amendments (Citicorp Investment Services). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(xi)	Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4 (File Nos.333-176680 and 811-08306) as electronically filed on April 17, 2013.
(xii)	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(xiii)	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on December 14, 2017.
4.	(i)	Individual Flexible Purchase Payment Deferred Variable Annuity Contract. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(ii)	Fixed Account Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(iii)	Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(iv)	Three Month Market Entry Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(v)	Death Benefit Rider - (Annual Step-Up). Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(vi)	Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(vii)	Waiver of Withdrawal Charge for Terminal Illness Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(viii)	Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(ix)	Roth Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(x)	401(a)/ 403(a)Plan Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.

(xi)	Tax Sheltered Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(xii)	Unisex Annuity Rates Rider. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(xiii)	Simple Individual Retirement Annuity Endorsement. Incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 19, 2002.
(xiv)	Individual Retirement Annuity Endorsement 6023.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xv)	Tax Sheltered Annuity Endorsement 6026.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xvi)	Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xvii)	401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xviii)	Simple Individual Retirement Annuity Endorsement 6276 (9/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xix)	Endorsement (Name change effective February 5, 2001. First Metlife Investors Insurance Company; formerly First Cova Life Insurance Company). Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(xx)	Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxi)	Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxii)	Form of Contract Schedule 6028-3 [Class AA, B or VA] (11/05)-A. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.
(xxiii)	Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(xxiv)	Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.
(xxv)	Form of Lifetime Guaranteed Withdrawal Benefit Rider. Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxvi)	Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxvii)	Form of Contract Schedule (enhanced GMIB Plus). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.
(xxviii)	Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

(xxix)	Form of Contract Schedule 6028-3 [Class VA] (11/05)-A. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.
(xxx)	Death Benefit Rider - (Principal Protection) 6015 (02/02). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(xxxi)	Form of Contract Schedule 6028 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxii)	Form of Contract Schedule MLIU-ELGWB (4/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxiii)	Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxiv)	Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(xxxv)	Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.
(xxxvi)	Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.
(xxxvii)	Form of Contract Schedule 6028-5 (9/10)-A. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(xxxviii)	401 (a)/403 (a) Plan Endorsement 401-3 (5/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(xxxiv)	Brighthouse Life Insurance Company of NY Name Change Endorsement (effective March 6, 2017) 5-E133-16-NY. Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
5.	(i)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(ii)	Form of Variable Annuity Application Class AA 4515 (5/04) (APPA-504AANY). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 27, 2004.
(iii)	Form of Variable Annuity Application Class B 4516 (5/04) (APPVA-504BNY). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 27, 2004.
(iv)	Form of Variable Annuity Application Class AA 4515 (7/04) (APPVA-704AANY). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(v)	Form of Variable Annuity Application Class B 4516 (4/05) (APPVA-505BNY). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.
(vi)	Form of Variable Annuity Application Class VA 4467 (7/05) (APPVA1105VANY). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

(vii)	Form of Variable Annuity Application Class VA 4467 (1/06) (APPVAVANY-606). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.
(viii)	Form of Variable Annuity Application. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.
(ix)	Form of Variable Annuity Application 4467 (1/11) APPVANY May 2011. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(x)	Form of Variable Annuity Application 6280 (1/11). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
6.	(i)	Copy of Articles of Incorporation of the Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.
(ii)	Copy of Amended and Restated Bylaws of the Company. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(iii)	Copy of Amended Charter of the Company. Incorporated herein by reference to Company’s Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.
(iv)	Copy of Amended and Restated By-Laws of the Company. Incorporated herein by reference to Company’s Amendment No. 1 to Form 10 (File No. 000-55705) as electronically filed on December 23, 2016.
7.	(i)(a)	Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (effective July 1, 2002). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.
(b)	Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of May 1, 2004 to the Reinsurance Agreement (the “Agreement”) between First MetLife Investors Insurance Company (the“Cedent”) and Metropolitan Life Insurance Company (the “Reinsurer”) (effective July 1, 2002). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.
(c)	Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002 (“Agreement”), Recapture of Reinsurance (dated October 27, 2004 and effective November 30, 2004) (28) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-96785 and 811-08306) as electronically filed on April 18, 2012.
(ii)	Reinsurance Agreement and Administrative Services Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company. (effective January 1, 2006). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.
(iii)(a)	Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. (effective December 1, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(b)	Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of December 1, 2004 (“Agreement”) between First MetLife Investors Insurance Company (the “Cedent”) and Exeter Reassurance Company, Ltd. (the “Reinsurer”). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.
(c)	Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer"). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4 (File Nos.333-176680 and 811-08306) as electronically filed on April 17, 2013.

(d)	Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer"). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13 to Form N-4 (File Nos.333-176680 and 811-08306) as electronically filed on April 22, 2014.
(iv)	Partial Commutation Agreement between First MetLife Investors Insurance Company (the "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 14 to Form N-4 (File Nos.333-176680 and 811-08306) as electronically filed on April 22, 2015.
(v)	Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life Insurance Company (dated November 3, 2014) (35) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 14 to Form N-4 (File Nos.333-176680 and 811-08306) as electronically filed on April 22, 2015.
(vi)	Assignment and Novation Agreement for Reinsurance Agreement between First MetLife Investors Insurance Company, Metropolitan Life Insurance Company and MetLife Insurance Company USA (Treaty ID Number NYC1003153.T01.27259). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-209058 and 811-08306) as electronically filed on April 18, 2018.
8.	(i)(a)	Fund Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., First Cova Life Insurance Company and Cova Life Sales Company (April 3, 2000). Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(b)	Amendment to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., First MetLife Investors Insurance Company and MetLife Distribution Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(c)	Amendment to the Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc. and First MetLife Investors Insurance Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(d)	Amendments to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Invesco Distributors, Inc., Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-6-17). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-216454 and 811-08306) as electronically filed on April 18, 2018.
(e)	Amendment No. 6 to Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective 1-1-21). (Filed herewith.)
(ii)	Participation Agreement among First MetLife Investors Insurance Company, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (May 1, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(iii)	Fund Participation Agreement between First MetLife Investors Insurance Company, and each of Dreyfus Variable Investment Fund and Dreyfus Life and Annuity Index Funds, Inc. (d/b/a Dreyfus Stock Index Fund) (April 27, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(iv)(a)	Participation Agreement by and among First MetLife Investors Insurance Company, Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (May 11, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(b)	Summary Prospectus Agreement among Fidelity Distributors Corporation and First MetLife Investors Insurance Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.

(c)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company of NY (effective 03-6-17). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-216454 and 811-08306) as electronically filed on April 18, 2018.
(v)(a)	Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and First Cova Financial Life Insurance Company (September 1, 2000). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(b)	Amendment No. 4 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective April 30, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.
(c)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(d)	Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust , Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company. Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) as electronically filed on January 30, 2012.
(e)	Amendment to the Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company, Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12 to Form N-4 (File Nos.333-137969 and 811-08306) as electronically filed on April 18, 2013.
(f)	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors Distribution Company (effective August 1, 2014). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-137969 and 811-08306) as electronically filed on April 25, 2016.
(g)	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Form N-4 (File Nos. 333-216454 and 811-08306) as electronically filed on April 18, 2018.
(vi)	Participation Agreement among MFS Variable Insurance Trust, First Cova Life Insurance Company and Massachusetts Financial Services Company (April 2000). Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.
(vii)(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(b)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated May 1, 2009). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) as electronically filed on January 30, 2012.
(c)	Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) as electronically filed on January 30, 2012.

(d)	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
(viii)(a)	Participation Agreement among First MetLife Investors Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (March 1, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(b)	Amendment to the Participation Agreement among First MetLife Investors Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC (4-18-11). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 17, 2020.
(ix)(a)	Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and First Cova Life Insurance Company (June 15, 2000) and Amendment dated May 1, 2001 to Participation Agreement. Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(b)	Amendment No. 2 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and First Cova Life Insurance Company (February 27, 2006) Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.
(c)	Amendment to Participation Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Brighthouse Life Insurance Company of NY (03-06-17). (Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-4 (File Nos. 333-96733 and 811-08306) as electronically filed on April 17, 2020.
(x)	Participation Agreement by and between Scudder Variable Series I and First MetLife Investors Insurance Company (May 1, 2001). Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 15, 2002.
(xi)	Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (February 1, 2001). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.
(xii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.
(xiii)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.
(xiv)(a)	Fund Participation Agreement among First MetLife Investors Insurance Company, American Funds Insurance Series, and Capital Research and Management Company (effective 11-01-2005). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.
(b)	First Amendment to the Fund Participation Agreement among First MetLife Investors Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated November 1, 2005 (effective 01-01-2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.
(c)	Amendment to the Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and First MetLife Investors Insurance Company. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.
(d)	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company of NY, American Funds Insurance Series and Capital Research and Management Company (03-06-17). Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s

Form N-4 (File Nos. 333-216454 and 811-08306) as electronically filed on April 18, 2018.
(xv)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31, 2007). Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.
(b)	Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective April 30, 2010). Incorporated herein by reference to Registrant’s Initial Registration Statement on Form N-4 (File Nos.333-179240 and 811-08306) as electronically filed on January 30, 2012.
(c)	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company of NY (effective March 6, 2017). Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209057 and 811-08306) as electronically filed on April 19, 2017.
9.	Opinion of Counsel. Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-96773 and 811-08306) as electronically filed on April 18, 2007.
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (Filed herewith.)
11.	Not Applicable.
12.	Not Applicable.
13.	Powers of Attorney for Conor Murphy, Kimberly A. Berwanger, Douglas A. Rayvid, David W. Chamberlin, Richard A. Hemmings, Richard C. Pearson, Mayer Naiman, Gianna H. Figaro-Sterling and Lynn A. Dumais (Filed herewith.)

ITEM 25.	DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices with Depositor

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Kimberly A. Berwanger 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Douglas A. Rayvid 285 Madison Avenue New York, NY 10017	Director

David W. Chamberlin 12802 Tampa Oaks Boulevard Suite 447 Temple Terrace, FL 33637	Director

Richard A. Hemmings 285 Madison Avenue New York, NY 10017	Director

Richard C. Pearson 285 Madison Avenue New York, NY 10017	Director

Mayer Naiman 285 Madison Avenue New York, NY 10017	Director

Michele Abate One Financial Center, 21st Floor Boston, MA 02117	Vice President

Devon Arendosch 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Nancy Davenport 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Gianna Figaro-Sterling 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Ryan Fuhs 11225 North Community House Road Charlotte, NC 28277	Vice President and Appointed Actuary

James Grady 334 Madison Avenue Morristown, NJ 07960	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer
Jacob Jenkelowitz 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Roger Kramer 334 Madison Avenue Morristown, NJ 07960	Vice President

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Philip Melville 334 Madison Avenue Morristown, NJ 07960	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Alan Otis One Financial Center, 21st Floor Boston, MA 02117	Vice President

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
Kristi Slavin One Financial Center, 21st Floor Boston, MA 02117	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President
Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President
ITEM 26.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Registrant is a separate account of Brighthouse Life Insurance Company of NY (“BLNY” or the “Company”) under New York state insurance law. BLNY is an indirect subsidiary of Brighthouse Financial, Inc., a publicly-traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.
ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2020
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2020.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary. All of the entities listed below are included in the consolidated financial statements of Brighthouse Financial, Inc. Each of the entities listed under Section 2 are included in the consolidated financial statements of BLIC. Both Brighthouse Financial, Inc. and BLIC file consolidated financial statements with the SEC pursuant to the Securities Exchange Act of 1934, as amended.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.	Brighthouse Reinsurance Company of Delaware (DE)
		b.	Brighthouse Life Insurance Company of NY (NY)
		c.	Brighthouse Connecticut Properties Ventures, LLC (DE)

	d.		Brighthouse Renewables Holdings, LLC (DE)
		(i.)	Greater Sandhill I, LLC (DE)
	e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
		(i.)	1075 Peachtree LLC (DE)
	f.		Brighthouse Assignment Company (CT)
	g.		ML 1065 Hotel, LLC (DE)
	h.		TIC European Real Estate LP, LLC (DE)
	i.		Euro TL Investments LLC (DE)
	j.		TLA Holdings LLC (DE)
		(i.)	The Prospect Company (DE)
	k.		Euro TI Investments LLC (DE)
	l.		TLA Holdings II LLC (DE)
3.	Brighthouse Securities, LLC (DE)
4.	Brighthouse Services, LLC (DE)
5.	Brighthouse Investment Advisers, LLC (DE)
ITEM 27.	NUMBER OF CONTRACT OWNERS
As of January 31, 2021, there were 18,674 owners of qualified contracts and 10,385 owners of non-qualified contracts offered by the Registrant (Brighthouse Variable Annuity Account B).
ITEM 28.	INDEMNIFICATION
Pursuant to applicable provisions of Brighthouse Life Insurance Company of NY’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company of NY or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company of NY and of Brighthouse Life Insurance Company of NY’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29.	PRINCIPAL UNDERWRITERS

(a)	Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighhouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name and Principal Business Address	Positions and Offices with Underwriter

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Chief Compliance Officer
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary
Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

John John Martinez 11225 North Community House Road Charlotte, NC 28277	Principal Financial Officer

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Melissa Pavlovich 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director

Jose Singer-Freeman 11225 North Community House Road Charlotte, NC 28277	Vice President
(c)	Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts And Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$65,611,999	$0	$0	$0
ITEM 30.	LOCATION OF ACCOUNTS AND RECORDS
Omitted.
ITEM 31.	MANAGEMENT SERVICES
Not Applicable.
ITEM 32.	UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Brighthouse Life Insurance Company of NY (Company) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 13th day of April, 2021.
BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT B (Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY (Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 13, 2021.
/s/ Conor Murphy* Conor Murphy	Chairman of the Board, President, Chief Executive Officer and a Director

/s/ Kimberly A. Berwanger* Kimberly A. Berwanger	Director and Vice President

/s/ Douglas A. Rayvid* Douglas A. Rayvid	Director

/s/ David W. Chamberlin* David W. Chamberlin	Director

/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Financial Officer

/s/ Richard A. Hemmings* Richard A. Hemmings	Director

/s/ Richard C. Pearson* Richard C. Pearson	Director

/s/ Mayer Naiman* Mayer Naiman	Director

/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro Sterling	Controller and Vice President (principal accounting officer)

By:	/s/ Michele H. Abate
Michele H. Abate Attorney-In-Fact April 13, 2021
*	Brighthouse Life Insurance Company of NY. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

INDEX TO EXHIBITS
8(i)(e)	Amendment No. 6 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Participation Agreement
10.	Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)
13.	Powers of Attorney